    As filed with the Securities and Exchange Commission on FEBRUARY 28, 1997

                         FILE NOS. 33-62470 AND 811-7704

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  -------------

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      Post-Effective Amendment No. 16

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                              Amendment No. 18


                                 --------------


                              SCHWAB CAPITAL TRUST
               (Exact Name of Registrant as Specified in Charter)

             101 Montgomery Street, San Francisco, California 94104
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (415) 627-7000

                         Timothy F. McCarthy, President
                              Schwab Capital Trust
             101 Montgomery Street, San Francisco, California 94104
                     (Name and Address of Agent for Service)


                          Copies of communications to:

Martin E. Lybecker, Esq.              Frances Cole, Esq.
Ropes & Gray                          Charles Schwab Investment Management, Inc.
1301 K Street, N.W., Suite 800 East   101 Montgomery Street
Washington, D.C.  20005               San Francisco, CA  94104

It is proposed that this filing will become effective (check appropriate box)
    / /  Immediately upon filing pursuant to paragraph (b)

    / /  On February 28, 1997 pursuant to paragraph (b)


    /X/  60 days after filing pursuant to paragraph (a)(1)

    / /  On (date) pursuant to paragraph (a)(1)
    / /  75 days after filing pursuant to paragraph (a)(2)
    / / On (date) pursuant to paragraph (a)(2) of Rule 485 if appropriate, check appropriate box:
    / / This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

DECLARATION PURSUANT TO RULE 24f-2: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, Registrant has registered an indefinite number or amount of its shares of beneficial interest under the Securities Act of 1933, as amended. The Rule 24f-2 Notice for Registrant's fiscal year ending October 31, 1996 was filed on December 13, 1996.

                                     PART A

                              SCHWAB CAPITAL TRUST

         The information required by Items 1 through 9 for the Schwab OneSource Portfolios-International, a separate portfolio of the Registrant, is hereby incorporated by reference to the Prospectus for this portfolio filed with the Securities and Exchange Commission under Rule 497(e) on September 2, 1996.

         The information required by Items 1 through 9 for the OneSource Portfolios-Growth Allocation and OneSource Portfolios-Balanced Allocation, each a separate portfolio of the Registrant, is hereby incorporated by reference to the Prospectus for these portfolios filed with the Securities and Exchange Commission under Rule 497(e) on October 13, 1996.


         The information required by Items 1 through 9 for Schwab International Index Fund-Investor Shares, Schwab Small-Cap Index Fund-Investor Shares, Schwab Asset Director-High Growth Fund, Schwab Asset Director-Balanced Growth Fund, Schwab Asset Director-Conservative Growth Fund, Schwab S&P 500 Fund-Investor Shares, Schwab S&P 500 Fund-e.Shares, and Schwab Analytics Fund, each a separate portfolio of the Registrant, is hereby incorporated by reference to the Prospectus for each of these Portfolios filed with the Securities and Exchange Commission pursuant to Rule 485(b) on February 26, 1997.

                              CROSS REFERENCE SHEET

                             SCHWAB CAPTIAL TRUST:
                      SCHWAB S&P 500 FUND - SELECT SHARES
                 SCHWAB SMALL-CAP INDEX FUND(R) - SELECT SHARES
              SCHWAB INTERNATIONAL INDEX FUND(TM) - SELECT SHARES


Part A Item                                                   Prospectus Caption
-----------                                                   ------------------

Cover Page                                                    Cover Page

Synopsis                                                      Summary of Expenses; Key Features of the Fund

Condensed Financial Information                               Financial Highlights; How the Fund Shows
                                                              Performance

General Description of Registrant                             Matching the Fund to Your Investment Needs;
                                                              General Information; Investment Objective and
                                                              Policies; The Schwab 1000 Index

Management of the Fund                                        Management of the Fund

Capital Stock and Other Securities                            General Information; Distributions and Taxes;
                                                              Shareholder Guide

Purchase of Securities Being Offered                          Share Price Calculation; Shareholder Guide

Redemption or Repurchase                                      Shareholder Guide; Other Important Information

Pending Legal Proceedings                                     Inapplicable

                                TABLE OF CONTENTS

                                              PAGE
                                              ----
Key Features of the Funds ..............        2
Expenses ...............................        3
Matching the Funds to Your Investment
  Needs ................................        4
Investment Objectives and Policies .....        4
The Indexes ............................        8
Management of the Funds ................        9
Distributions and Taxes ................       11
Share Price Calculation ................       12
How the Funds Show Performance .........       12
Tax-Advantaged Retirement Plans ........       12
Shareholder Guide ......................       13
   How to Buy Select Shares ............       13
   How to Sell or Exchange Select Shares       14
Other Important Information ............       15
Glossary of Important Terms ............       17



TO PLACE ORDERS AND FOR ACCOUNT INFORMATION: Call Charles Schwab & Co., Inc. ("Schwab") at 800-2 NO-LOAD (800-266-5623), 24 hours a day.


READING THIS PROSPECTUS. Explanations of all italicized terms in this Prospectus are included in the Glossary at the end of this Prospectus. References to "you" and "your" in this Prospectus refer to prospective investors and/or shareholders, while references to "we," "us," "our" and "our Fund" refer to the Select Shares, the Funds, or in some cases, the Trusts.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                       SCHWAB 1000 FUND(R) - SELECT SHARES
                       SCHWAB S&P 500 FUND - SELECT SHARES
                        SCHWAB SMALL-CAP INDEX FUND(R) -
                                  SELECT SHARES
                      SCHWAB INTERNATIONAL INDEX FUND(TM) -
                                  SELECT SHARES

THE SCHWAB 1000 FUND (THE "S-1000 FUND"), THE SCHWAB S&P 500 FUND (THE "S&P FUND"), THE SCHWAB SMALL-CAP INDEX FUND (THE "SMALL-CAP FUND"), AND THE SCHWAB INTERNATIONAL INDEX FUND (THE "INTERNATIONAL FUND") each seek to track the price and dividend performance (total return) of their respective indexes. The indexes are the Schwab 1000 Index(R), the S&P 500 Index(R), the Schwab Small-Cap Index(R), and the Schwab International Index(R). (See "The Indexes.") Each Fund invests primarily in common stocks of companies composing their respective index. The S-1000 Fund is a diversified investment portfolio of Schwab Investments. The S&P Fund, the Small-Cap Fund, and the International Fund are each diversified investment portfolios of Schwab Capital Trust. Both Schwab Investments and Schwab Capital Trust are no-load, open-end management investment companies. This prospectus describes only the Select Shares class of each Fund.

ABOUT THIS PROSPECTUS: THIS PROSPECTUS CONCISELY PRESENTS IMPORTANT INFORMATION YOU SHOULD KNOW BEFORE INVESTING IN THE FUNDS. PLEASE READ IT CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE. You can find more detailed information about the Funds in Schwab Investment's and Schwab Capital Trust's Statements of Additional Information ("SAIs") dated April 30, 1997, (as amended from time to time). The SAIs have been filed with the Securities and Exchange Commission ("SEC") and are incorporated by reference into this Prospectus. This Prospectus is also available electronically by using our World Wide Web address: http://www.schwab.com. To get a free paper copy of this Prospectus or the SAIs, or a copy of the prospectus describing the other classes of shares of these Funds, call Schwab at 800-2 NO-LOAD, 24 hours a day, or write Schwab at 101 Montgomery Street, San Francisco, CA 94104. TDD users may contact Schwab at 800-345-2550, 24 hours a day.

                            PROSPECTUS [APRIL 30, 1997]

                            KEY FEATURES OF OUR FUNDS

INVESTMENT OBJECTIVES: The investment objective of each Fund is to track the price and dividend performance (total return) of their respective Indexes. Each Fund will invest in common stocks of companies composing their respective index and will attempt to minimize trading and other costs. Each Fund seeks investment results that track, rather than beat, the total return of their respective Index. The Funds use an "indexing" strategy: they buy and sell stocks primarily to match the respective Index, invest cash from Fund share purchases or obtain cash for redemptions of Fund shares. Thus, the Funds and the Investment Manager normally do not judge the merits of any particular stock. Under normal market conditions, the Funds invest at least 80% of their total assets in Index Stocks. (See "Investment Objectives and Policies.")

INDEXES.

- For the S-1000 Fund, the index is the Schwab 1000 Index(R), an index composed of the common stocks of the 1,000 largest United States corporations ranked by market capitalization.

- The index for the S&P Fund is the S&P 500(R) Index, a composite index of 500 large company stocks prepared and published by Standard & Poor's Corporation.

- For the Small-Cap Fund, the index is the Schwab Small-Cap Index(TM), an index composed of the common stocks of the second 1,000 largest United States corporations ranked by market capitalization ( "Small-Cap Issuers").

- The index for the International Fund is the Schwab International Index(R), an index which represents the performance of common stocks and other equity securities issued by large, publicly traded companies from countries around the world with major developed securities markets, excluding the United States. (See "The Indexes." )

RISKS. Because each Fund invests in substantially all of the common stocks that compose its index, you are exposed to stock risk, the risk that the price of a stock or stocks may decline. An investment in a Fund also exposes you to market risk, the risk that the market as a whole will decline. In addition, stocks of Small-Cap Issuers generally have greater illiquidity and price volatility than stocks of larger capitalization issuers. International stocks may have greater price volatility and illiquidity than U.S. stocks. (See "Investment Objectives and Policies - Risk Considerations.")

REDUCED TAXES. Taxes can erode the returns a shareholder earns from a mutual fund investment and are an important, and often overlooked, factor when evaluating a mutual fund's performance. For many mutual funds, shareholder tax liability is of minimal concern in the investment management process. In contrast, the Investment Manager of the Funds actively employs specific investment policies designed to minimize realized capital gain distributions. Any trading within the portfolio has the potential to generate capital gains. In order to minimize realized capital gain distributions, while achieving a Fund's investment objective, the Investment Manager focuses on individual tax lots in deciding when and how to manage the realization of net capital gains. In addition, the Investment Manager constantly monitors, analyzes and evaluates the portfolio as well as market conditions to carefully manage necessary trading activity and to determine when there are opportunities to harvest capital losses, which can then be used to offset realized capital gains.

Through the use of these and other strategies, the Investment Manager seeks to minimize current capital gains distributions to an extent not found in most mutual funds. By deferring the realization of capital gains, where possible, until shares are sold by an investor, those unrealized gains can accumulate in the Funds, helping to build the value of a shareholder's investment. In addition, shareholders are given greater control over the timing of the recognition of such gains and the impact on their tax situation. There can be no assurance that the Investment Manager will succeed in avoiding realized net capital gains. (See "Investment Objective and Policies.")

MANAGEMENT. The Investment Manager, Charles Schwab Investment Management, Inc., currently manages the SchwabFunds Family(R) of 30 mutual funds with over $45 billion in assets. (See " Management of the Funds," and for a current list of the SchwabFunds(R), see the glossary.)

LOW-COST INVESTING. You pay no sales fees or charges when you buy or sell shares of the Fund. In addition, the index fund management strategy is designed to minimize overall operating expenses. The Investment Manager and Schwab have guaranteed that, through at least February 29, 2000, total operating expenses of the Select Shares, as a percentage of the average daily net assets, will not exceed the amounts as shown in the "Expenses" table. After that, the guarantees may be terminated, modified or continued. (See "Management of the Funds - Fees and Expenses.")

SHAREHOLDER SERVICES Schwab's professional representatives are available toll-free 24 hours a day at 800-2 NO-LOAD to service your account. Schwab's World Wide Web site (address: http//www.schwab.com) is also available for information and trading. (See "Shareholder Guide - How to Buy Select Shares.")

FREE AUTOMATIC INVESTMENT PLAN. Schwab's free Automatic Investment Plan allows you to make regular investments in amounts and at intervals that you select. You avoid the inconvenience, delay and expense associated with checks or bank wires. (See "Shareholder Guide - Schwab Automatic Investment Plan," or call 800-2 NO-LOAD, 24 hours a day.)

CONVENIENT REPORTING. You receive regular Schwab statements that combine all your investment activity, including mutual funds, in one report.

RETIREMENT PLANS. Schwab offers tax-advantaged retirement plans for which the Funds may be appropriate investments. (See "Tax Advantaged Retirement Plans.")

                                    EXPENSES

SHAREHOLDER TRANSACTION EXPENSES are the fees and charges you pay for buying or selling shares of a fund. You pay no sales fees or charges when you buy or sell shares of our Funds.

ANNUAL FUND OPERATING EXPENSES include investment management fees paid to the Investment Manager, transfer agency fees and other expenses. These expenses cover, for example, services such as investment research, management of the Funds, maintenance of shareholder records and issuance of shareholder statements. Each class of shares is charged its own annual operating expenses from its income, which is factored into the dividends paid to shareholders and into the Funds' share price. As a shareholder, you are not charged any of these fees directly.

                                                          SMALL-        INTER-
                                   S-1000       S&P       CAP           NATIONAL
SELECT SHARES:                     FUND         FUND      FUND          FUND
--------------                     ------      ------     -------       --------
SHAREHOLDER TRANSACTION
EXPENSES
Sales Charge on Purchases
  and Reinvested Dividends ......   None        None        None          None
Deferred Sales Charge ...........   None        None        None          None
Early Withdrawal Fees(1) ........   0.50%       None        0.50%         0.75%
Exchange Fees ...................   None        None        None          None
ANNUAL FUND OPERATING
  EXPENSES (AS A
  PERCENTAGE OF AVERAGE
  DAILY NET ASSETS)
    Management Fee (after
      fee reduction)(2)..........   ____%       ____%       ____%         ____%
    12b-1 Fees ..................   None        None        None          None
    Other Expenses (after fee
      reduction and expense
      reimbursement)(3,4) .......   ____%       ____%       ____%         ____%
                                   ------      ------      ------        ------
TOTAL FUND OPERATING
  EXPENSES (AFTER FEE
  REDUCTION AND EXPENSE
  REIMBURSEMENT)(4,5) ...........   ____%       ____%       ____%         ____%

(1) Applies only to the redemption (including by exchange) of shares purchased and held less than six months. The fee is paid to the Funds and is designed to protect long-term investors from the cost of frequent investments and redemptions by short-term investors. (See "How to Sell or Exchange Shares.") The Funds reserve the right to waive this fee for certain tax-advantaged retirement plans. Call your Schwab representative for more information.

(2) These amounts reflect waivers of a portion of the management fee by the Investment Manager. If there were no such waivers, the maximum management fee for the Select Shares of the S-1000 Fund, the S&P Fund, the Small-Cap Fund, and the International Fund would be ____%, ____%, ____%, and ____%, respectively, of the average daily net assets of each class.

(3) "Other Expenses" are based on estimated amounts for the current fiscal year for the Funds after fee reductions and expense reimbursements. If there were no such reductions or reimbursements, the estimated other expenses of the Select Shares of the S-1000 Fund, the S&P Fund, the Small-Cap Fund, and the International Fund would be ____%, ____%, ____%, and ____%, respectively, of the average daily net assets of each class.

(4) These amounts reflect the voluntary guarantees by Schwab and the Investment Manager that, through at least February 29, 2000, the total operating expenses of the Select Shares of the S-1000 Fund, the S&P Fund, the Small-Cap Fund, and the International Fund will not exceed ____%, ____%, ____%, and ____% respectively, of the average daily net assets of each class. After that, the guarantees may be terminated, modified or continued. If there were no such guarantees, the total operating expenses of the Select Shares of the S-1000 Fund, the S&P Fund, the Small-Cap Fund, and the International Fund would be ____%, ____%, ____%, and ____% respectively, of the average daily net assets of each class.

(5) You may be charged a fee if applicable minimum balances are not maintained in your Schwab brokerage or Schwab One(R) account. Schwab Individual Retirement Accounts ("IRAs") with balances of $10,000 or more by September 15, 1997 will not be charged Schwab's $29 annual IRA account fee for the life of the account. Schwab Keogh plans are currently charged an annual fee of $45. See "Shareholder Guide" for information regarding minimum balance and investment requirements of the Select Shares; see "Other Important Information" for minimum investment and expense information regarding the other classes of shares of the Funds.

EXAMPLES. You would pay the following expenses on a $1,000 investment in the Select Shares of each Fund assuming: (1) 5% annual return and (2) redemption at the end of the period.


                                    1 YEAR        3 YEARS
                                    ------        -------
     S-1000 Fund................... $__          $___

     S&P Fund......................  $___          $___
     Small-Cap Fund................  $___          $___
     International Fund............  $___          $___

THIS IS AN EXAMPLE ONLY AND DOES NOT REPRESENT PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THE EXPENSES SHOWN IN THE EXAMPLE. This example reflects the voluntary guarantees by Schwab and the Investment Manager that, through at least February 29, 2000, total operating expenses of the Select Shares of the S-1000 Fund, the S&P Fund, the Small-Cap Fund, and the International Fund will not exceed ____%, ____%, ____%, and ____% respectively, of the average daily net assets of each class. Please remember that, while this example assumes a 5% annual return on investment, the actual returns of each class may be more or less than the 5% used in this example.

The purpose of the table above is to help you understand the various costs and expenses you will bear directly or indirectly when you invest in the Funds. (See " Management of the Funds - Fees and Expenses.")

                   MATCHING THE FUNDS TO YOUR INVESTMENT NEEDS

THE FUNDS MAY BE APPROPRIATE FOR A VARIETY OF INVESTMENT PROGRAMS. The consistent long-term performance of index funds which attempt to track, rather than beat, the market makes the Funds appropriate choices as broad-based "core" portfolio holdings around which to build your overall portfolio. Used together, these Funds can be your equity portfolio's basic building blocks. These Funds provide a straight forward way to obtain exposure to three major asset classes (large companies, small companies, and international) which are often used as core components of asset allocation plans. A study of the performance of pension funds indicated that over 90% of the performance was determined by asset mix.(1)

Index fund investors also recognize that the performance of the overall market was hard to beat over the past five years - only about 20% of actively managed funds outperformed the S&P 500 Index for the five years ended December 1996.(2)

THE FUNDS MAY BE ESPECIALLY SUITABLE FOR LONG-TERM INVESTORS. Typical uses for the Funds may include saving for retirement or college funding. The Funds are also appropriate for use in IRAs and other retirement plans.

Because the Funds will ordinarily invest in a large number of common stocks, they may be especially appropriate for investors with long-term investment objectives. While common stock prices tend to rise and decline for short or extended periods, historically they have generally risen over the long term. As a result, stocks have over time historically provided many investors with higher returns than most alternative securities investments.

The International Fund can be used to supplement and diversify a domestic equity portfolio. The Fund offers a convenient way to invest a portion of your assets internationally, while at the same time achieving a level of diversification of countries and companies that would be difficult and costly to achieve with individual securities. Internationally diversified investors have historically reduced their risk and at the same time earned significantly higher returns.

We designed the Funds for long-term investors. You should not use the Funds to speculate on short-term market movements. Doing so can disrupt our investment strategy and operations. It also raises costs for other Fund investors. As a result, we may refuse any purchase or buy exchange order that we deem to be disruptive to the Funds or their investments.

                       INVESTMENT OBJECTIVES AND POLICIES

SCHWAB 1000 FUND. The investment objective of the S-1000 Fund is to provide a total return that tracks the price and dividend performance (total return) of the Schwab 1000 Index, an index created to represent the performance of publicly traded common stocks of the 1,000 largest United States companies.

SCHWAB S&P 500 FUND. The investment objective of the S&P Fund is to seek to track the price and dividend performance (total return) of common stocks of U.S. companies, as represented by the S&P 500 Index.

SCHWAB SMALL-CAP INDEX FUND. The investment objective of the Small-Cap Fund is to attempt to track the price and dividend performance (total return) of the Schwab Small-Cap Index, an index created by Schwab to represent the performance of common stocks of the second 1,000 largest United States companies. As a matter of fundamental policy, the Small-Cap Fund will invest at least 65% of its total assets in common stocks, or other equity securities including preferred stocks, rights and warrants.

SCHWAB INTERNATIONAL INDEX FUND. The investment objective of the International Fund is to attempt to track the price and dividend performance (total return) of the Schwab International Index, an index created to represent the performance of common stocks and other equity securities, including preferred stocks,

--------

(1)      Financial Analysts Journal; Brinson, Singer, Beebower; May-June 1991.

(2) Source: Morningstar, Inc., based on the performance of ___ equity funds and ___ actively managed funds as of 12/31/96.

rights, and warrants, issued by large, publicly traded companies from countries around the world with major developed securities markets, excluding the United States. As a matter of fundamental policy, the International Fund will invest at least 65% of its total assets in common stocks, or other equity securities including preferred stocks, rights and warrants of companies located in at least three countries other than the U.S.

Each Fund's investment objective is fundamental and cannot be changed without shareholder approval. While there is no assurance that the Funds will achieve their investment objective, they will endeavor to do so by following the investment policies set forth below.

INDEXING STRATEGY. The Funds seek investment results that track, rather than beat, the total return of their respective Index. While most equity mutual funds are actively managed, the Funds use an "indexing" strategy: they buy and sell stocks primarily to match their respective Index, invest cash from Funds' share purchases or obtain cash for redemptions of Fund's shares. Thus, the Funds and the Investment Manager normally do not judge the merits of any particular stock like active managers do.

Under normal market conditions, each Fund invests at least 80% of its total assets in Index Stocks. The Funds generally try to match their Index Stock holdings to those Index Stocks' weightings in their Index. In extraordinary circumstances, each Fund may exclude an Index Stock from its holdings or include a similar stock in its place if it believes that doing so will help achieve its investment objective. The Funds may purchase securities of companies with which they may be affiliated to the extent that these companies are represented in their Index.

Although the Funds focus on Index Stocks, they may buy and sell other equity securities and other types of instruments. They also buy and sell short-term debt securities for cash management purposes. In addition, each Fund may use options and futures contracts to adjust its correlation to its index.

TAX EFFICIENCY. The Funds are managed to minimize their realized capital gains. This feature can make a real difference in your after-tax return, especially if you are in a high tax bracket. The Funds have adopted a number of policies that help reduce its portfolio turnover ratio and minimize the level of realized capital gains. These policies include selling the highest tax cost securities first, not automatically rebalancing the portfolio to reflect changes in their Index and trading only round-lots or large blocks of securities. These policies will be utilized only to the extent they do not have a material affect on each Fund's ability to track the performance of their Index. By deferring the realization of capital gains, where possible, until shares are sold by an investor, those unrealized gains can accumulate in a Fund, helping to build the value of a shareholder's investment. In addition, shareholders are given greater control over the timing of the recognition of such gains and the impact on their tax situation. There can be no assurance that the Investment Manager will succeed in avoiding realized net capital gains.

FUND PERFORMANCE. While each Fund's performance will not precisely match its Index's performance, each Fund will attempt to maximize the correlation between its performance and that of its Index. Factors such as the size of each Fund's portfolio, transaction costs, management fees and expenses, brokerage commissions and fees, the extent and timing of cash flows into and out of the Fund, the Fund's policy of minimizing transaction costs and current capital gains tax liability, and changes in the securities markets and the Indexes are expected by the Investment Manager to account for any differences between each Fund's performance and that of its Index.

Over the long term, the Investment Manager seeks a correlation between the performance of each Fund and that of its Index of 0.9 or better. A figure of 1.0 would indicate perfect correlation. The Investment Manager monitors the correlation between each Fund and its Index performance on a regular basis. In the unlikely event that a correlation of 0.9 or better is not achieved, the Board of Trustees of a Fund will consider alternative arrangements.

RISK CONSIDERATIONS. Because each Fund invests in substantially all of the common stocks composing its Index, investing in the Funds will expose you to stock risk. Prices of many stocks or of a single stock may decline over short or even long periods. However, diversity of stock holdings tends to reduce some elements of stock risk. Because we own so many different stocks, our Funds are less sensitive to the decline of any one of them than if it invested in fewer stocks. Their wide range of industries also tends to lessen the impact of one industry's decline. Even so, these factors cannot protect you from all possible losses.

While each Fund's diversification strategy helps protect shareholders from individual stock and industry risk, it does not protect shareholders from volatility caused by movement in the market as a whole. Because the Funds are designed to closely track their respective index's market performance, a Fund's performance will fall and rise accordingly. It's important to note that the market can fluctuate significantly.

An indexing strategy requires commitment to riding out the market's short-term swings in order to recognize its long-term growth potential. For this reason, the Funds are best viewed as long-term investments.

Also, to better track the investment results of each Fund's index, we may engage in certain stock futures contracts and options, which are types of derivative transactions. Their potential return and risk can vary widely from type to type. See the discussion of "Futures and Options" in this Prospectus and "Investment Securities" in the SAI for details about the derivatives that we use and the limits on them. You should pay special attention to these descriptions of derivatives, for these investments carry more risk potential than each Fund's other investments.

EQUITY SECURITIES. Equity securities are ownership interests in the net worth of a corporation. They include common stocks, preferred stocks, convertible securities and warrants. In the past, they have outperformed most other securities over time, though their prices can be volatile in the short term. Market conditions or other company, political and economic news often can cause large changes in a stock's price for the short term or long term. Smaller company securities are especially sensitive to these factors. The greater price volatility of smaller company securities may result from the fact that there may be less market liquidity, less publicly available information or fewer investors who monitor the activities of these companies. As a result, their prices have historically been more volatile.

SHORT-TERM DEBT SECURITIES. While the Funds try to remain invested in Index Stocks as fully as possible, each must manage its cash flows resulting from the purchase and sale of each Fund's shares. Thus, the Funds may also invest in U.S. Dollar denominated short-term bonds and money market instruments. The Funds may buy debt securities of or guaranteed by the U.S. government, its agencies or related bodies. They may also use certificates of deposit, time deposits and bankers' acceptances. The Funds may also buy commercial paper if the commercial paper has one of an NRSRO's top two ratings or has comparable quality if it is unrated. The Funds may enter into repurchase agreements using any of these debt securities.

INTERNATIONAL STOCKS. Because the International Fund will be invested primarily in international equity securities, its price volatility may be even greater than if it were invested in U.S. equity securities. When the International Fund invests in such securities, they usually will be denominated in a foreign currency, and the International Fund may temporarily hold foreign currencies. Thus, the value of the International Fund's shares will be affected by changes in currency exchange rates. The value of the International Fund's investments denominated in foreign currencies will depend on the relative strength of those currencies and the U.S. dollar, and the International Fund may be affected favorably or unfavorably by exchange control regulations or changes in the exchange rate between foreign currencies and the U.S. dollar. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political factors. Changes in the foreign currency exchange rates may also affect the value of dividends and interest earned, gains and losses realized on the sale of securities, and net investment income and gains, if any, to be distributed to shareholders by the International Fund. Accordingly, the International Fund's ability to achieve its investment objective will depend, to some extent, on exchange rate behavior.

Other risks and considerations of international investing include: differences in accounting, auditing and financial reporting standards; generally higher transaction costs on foreign portfolio transactions; small trading volumes and generally lower liquidity of foreign stock markets, which may result in greater price volatility; foreign withholding taxes payable on the International Fund's security holdings, which may reduce dividend income payable to shareholders; the possibility of expropriation, nationalization or confiscatory taxation; adverse changes in investment or exchange control regulations; political instability which could affect U.S. investment in foreign countries; and potential restrictions on the flow of international capital.

FUTURES AND OPTIONS. The Funds may also purchase futures contracts on stocks and stock indices and options contracts (including options on futures contracts) to accommodate cash flows or in anticipation of taking a market position when, in the opinion of the Investment Manager, available cash balances do not permit economically efficient stock purchases. Moreover, each Fund may sell futures and options to "close out" futures and options it may have purchased or to protect against a decrease in the price of securities it owns but intends to sell. Futures contracts and options may be used to maintain cash reserves while simulating full investment; to facilitate trading; or to seek higher investment returns or simulate full investment when a futures contract is priced more attractively or is otherwise considered more advantageous than the underlying security or index. Each Fund may enter into futures contracts and options thereon provided that the aggregate deposits required on these contracts do not exceed 5% of its total assets. The S-1000 Fund may not invest more than 5% of its total assets in equity index participations; the value of all futures contracts on stocks and stock indices and options contracts is not to exceed 10% of the Small-Cap Fund's and the International Fund's total assets. In addition, certain provisions of the Internal Revenue Code of 1986, as amended, may limit each Fund's use of futures contracts and options.

Futures contracts and options on stocks and stock indexes pose certain risks. The primary risks associated with the use of futures contracts and options include: imperfect correlation between the change in market value of the securities held by a Fund and the prices of futures contracts and options, and possible lack of a liquid secondary market for a futures contract and the resulting inability to close a futures position prior to its maturity date. The risk of imperfect correlation will be managed by investing only in those contracts whose behavior is expected to resemble that of a Fund's underlying securities. The risk that a Fund will be unable to close out a futures position will be managed by entering into such transactions on a national exchange with an active and liquid secondary market.

The risk of loss in trading futures and options contracts in some strategies can be substantial, due both to the low margin deposits required and the extremely high degree of leverage that can be involved in futures and options pricing. As a result, a relatively small price movement in a futures or options contract may result in immediate and substantial loss (or gain) to the investor. While futures contracts and options can be used as leveraged instruments, the Funds may not use futures contracts or options to leverage their portfolios. When investing in futures and options contracts, each Fund will segregate cash, cash-equivalents or liquid, high quality debt instruments in the amount of the underlying obligation.

Since the Funds will not use futures and options contracts for the purposes of leveraging their portfolios, the Investment Manager does not believe that the Funds are subject to the degree of risk frequently associated with futures and options transactions.

ILLIQUID SECURITIES. As a fundamental policy, each Fund may invest up to 10% of its net assets in illiquid securities. Generally, an "illiquid security" is any security that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the Fund has valued the instrument.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Funds may purchase securities on a "when-issued" or "delayed delivery" basis. When-issued or delayed delivery securities are securities purchased for future delivery at a stated price and yield. Generally, the Funds will not pay for securities or start earning interest on them until the Funds receive them. Securities purchased on a when-issued or delayed delivery basis are recorded as assets. During the period between the agreement date and the settlement date, the value of such securities may change as the prices of securities in the stock market increase or decrease or as interest rates change. Default by the other party to the agreement may result in a loss to the Funds.

REPURCHASE AGREEMENTS. The Funds may engage in repurchase agreements. In a repurchase agreement, a Fund buys a security at one price and agrees to sell it back at a higher price. In the event of a bankruptcy or other default of a repurchase agreement counterparty, the Funds may incur expenses in enforcing their rights and could experience losses, including a decline in the value of the underlying securities and loss of income.

BORROWING POLICY. The S&P Fund may borrow money only for temporary purposes to meet redemption requests that it cannot otherwise meet without immediately selling portfolio securities. The other Funds may borrow money for temporary purposes to meet redemption requests or for extraordinary or emergency purposes. Each Fund may borrow up to one-third of its total assets and pledge up to one-third of its total assets to secure such borrowings. The Funds may not borrow to leverage. Each Fund's borrowing and pledging policies are fundamental.

SECURITIES LENDING: To increase its income, each Fund may lend securities from its portfolio to brokers, dealers and other financial institutions that borrow securities. No more than one-third of a Fund's total assets may be represented by loaned securities. The Funds' loans of portfolio securities will be collateralized by cash, letters of credit or U.S. Government securities equal at all times to at least 100% of the market value of the loaned securities plus accrued interest.

INVESTMENT COMPANIES. The Fund may buy shares of other investment companies, including those managed by CSIM, the Investment Manager. In the aggregate, no more than 10% of a Fund's total assets may be invested in other investment companies, and an investment in any one investment company will be limited to 5% of a Fund's total assets. Because other investment companies employ an investment adviser and other service providers, such investments by a Fund may cause shareholders to bear duplicative fees. The Investment Manager will charge no management fees attributable to any Fund assets invested in other investment companies.

CURRENCY HEDGING. The International Fund may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The International Fund expects to engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities (so-called "transaction hedging") and to protect the value of specific portfolio positions ("position hedging").

For transaction hedging purposes, the International Fund enters into foreign currency transactions with respect to specific receivables or payables of the International Fund arising in connection with the purchase or sale of its portfolio securities. By transaction hedging, the International Fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, and the transaction's settlement date. When it engages in position hedging, the International Fund enters into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which its portfolio securities are denominated (or against an increase in the value of currency for securities which the International Fund expects to purchase).

When it engages in portfolio and/or transaction hedging, the International Fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate, and may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts ("futures contracts"). The International Fund may also purchase exchange-listed and over-the-counter call and put options on futures contracts and on foreign currencies. A put option on a futures contract gives the International Fund the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the International Fund the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the International Fund the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the International Fund the right to purchase a currency at the exercise price until the expiration of the option.

Hedging transactions involve costs and may result in losses, and the International Fund's ability to engage in hedging transactions may be limited by tax considerations. Transaction and position hedging do not eliminate fluctuations in the prices of the underlying securities that the International Fund owns or expects to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain that might result from an increase in the value of such currency.

For further information on currency forward and futures contracts and foreign currency options, see "Investment Securities" in the Schwab Capital Trust Statement of Additional Information.

                                   THE INDEXES

THE SCHWAB 1000 INDEX(R). The Schwab 1000 Index was developed to represent the total return of publicly traded common stocks of United States companies. To be included in the Schwab 1000 Index, a company must satisfy all of the following criteria:

1. it must be an "operating company" (i.e., not an investment company) incorporated in the United States, its territories or possessions;

2. a liquid market for its common shares must exist on the New York Stock Exchange, American Stock Exchange or the NASDAQ/NMS; and

3. its market value must place it among the top 1,000 such companies as measured by market capitalization.

As of January 31, 1997, the aggregate market capitalization of Index Stocks included in the Schwab 1000 Index was approximately $7.044 trillion. This represents approximately 85% of the total market value of all publicly traded United States companies, as represented by the Wilshire 5000 Index.

THE SCHWAB SMALL-CAP INDEX(TM). The Schwab Small-Cap Index was developed in 1993 to represent the total return of common stocks of small-cap issuers. To be included in the Schwab Small-Cap Index, a company must satisfy all of the following criteria:

1. it must be an "operating company" (i.e., not an investment company) incorporated in the United States, its territories or possessions;

2. a liquid market for its common shares must exist on the New York Stock Exchange, the American Stock Exchange or the NASDAQ/NMS; and

3. its market value must place it among the second 1,000 such companies as measured by market capitalization (i.e., from the company with a rank of 1,001 through the company with a rank of 2,000).

As of January 31, 1997, the aggregate market capitalization of Index Stocks included in the Schwab Small-Cap Index was approximately $580 billion. This represents approximately 7% of the total market value of all publicly traded United States companies, as represented by the Wilshire 5000 Index.

THE SCHWAB INTERNATIONAL INDEX(R) The Schwab International Index was developed in 1993 to represent the total return of common stocks and other equity securities issued by large publicly traded companies from countries around the world with major developed securities markets, excluding the United States. Currently the countries included in the Schwab International Index are Australia, Belgium, Canada, Denmark, France, Germany, Hong Kong, Italy, Japan, the Netherlands, Singapore, Spain, Sweden, Switzerland and the United Kingdom. To be included in the Schwab International Index, a company must satisfy all of the following criteria:

1. it must be an "operating company" (i.e., not an investment company) whose principal trading market is in a country with major developed securities markets outside the United States;

2.       a liquid market for its shares must exist;

3. its market value must place it among the top 350 such companies as measured by market capitalization, provided that the total of all companies from any country may not exceed 35% of the Schwab International Index on a rebalancing date.

As of January 31, 1997 the aggregate market capitalization of Index Stocks included in the Schwab International Index was approximately $4.4 trillion. This represents approximately 23% of the total market value of all publicly traded non-U.S. companies.

THE SCHWAB 1000 INDEX, THE SCHWAB SMALL-CAP INDEX, AND THE SCHWAB INTERNATIONAL INDEX. A particular stock's weighting in the Schwab 1000 Index, the Schwab Small-Cap Index and the Schwab International Index is based on its relative total market value (i.e., its market price per share multiplied by the number of shares outstanding), divided by the total market value of the Index. The Schwab 1000 Index, the Schwab Small-Cap Index and the Schwab International Index were developed and are maintained by Schwab. They serve as a standard of comparison for their respective Fund's performance. Schwab receives no compensation from the Funds for maintaining the Indexes.

The performance (i.e., the market value of all Index Stocks) of the Schwab 1000 Index, the Schwab Small-Cap Index and the Schwab International Index is calculated and made available each Business Day by Schwab. The total return of the Schwab 1000 Index, the Schwab Small-Cap Index and the Schwab International Index is computed monthly (using beginning of month capitalization weightings and assuming reinvestment of dividends) and may be reported from time to time to each Fund's shareholders.

Schwab reviews and, as necessary, revises the list of companies whose securities are included in the Schwab 1000 Index, the Schwab Small-Cap Index and the Schwab International Index at least annually. Companies known by Schwab to meet or no longer meet the inclusion criteria will be added or deleted as appropriate. Schwab will also modify each Index as necessary to account for corporate actions (e.g., new issues, repurchases, stock dividends/splits, tenders, mergers, swaps, spin-offs or Chapter 11 bankruptcy filings made because of a company's inability to continue operating as a going concern). Schwab may change the Schwab 1000 Index and the Schwab Small-Cap Index inclusion criteria if it determines that doing so would cause the Schwab 1000 Index and the Schwab Small-Cap Index to be more representative of the domestic equity market. Schwab may also change Schwab International Index inclusion criteria if it determines that doing so would cause the Schwab International Index to be more representative of the large, publicly traded international company equity market. In the future, each Trust's Board of Trustees, subject to shareholder approval, may select another index should it decide that taking such action would be in the best interests of a Fund's shareholders.

THE S&P 500 INDEX(R). The S&P 500 Index is a widely recognized, unmanaged index of the prices of 500 large company common stocks selected by Standard & Poor's Corporation. The Index Stocks of the 50 largest companies of the S&P 500 Index account for approximately 49% of the Index. For the 20 years ended 1996, the S&P 500 Index provided an average annual total return of 14.49%.* Total return figures for the S&P 500 Index assume reinvestment of all dividends paid by stocks included in the S&P 500 Index. These figures do not include fees such as those charged by the S&P Fund. They also do not include taxes, brokerage or other fees that you would pay if you invested directly in all the stocks of the S&P 500 Index.

*Source: Morningstar, December 1996. Past performance of the S&P 500 Index does not necessarily reflect future performance results of the S&P 500 Index or the S&P Fund.

                             MANAGEMENT OF THE FUNDS

Responsibility for overall management of the Funds rests with the Trustees and officers of the Trusts. Professional investment management for each Fund is provided by the Investment Manager, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104. In addition to providing day-to-day management of each Fund, the Investment Manager provides general investment advice regarding a Fund's investment strategies and performs expense management, accounting and recordkeeping, and other administrative services necessary to the operation of a Fund. The Schwab 1000 Index, the Schwab Small-Cap Index, and the Schwab International Index are all maintained by the Investment Manager. Formed in 1989, the Investment Manager is a wholly owned subsidiary of the Charles Schwab Corporation. The Investment Manager serves as the investment adviser and administrator of the mutual funds in the SchwabFunds Family(R), a family of 30 mutual funds with aggregate net assets exceeding $44 billion as of January 31, 1997.

Pursuant to separate agreements, Charles Schwab & Co., Inc. ("Schwab" or the "Transfer Agent"), 101 Montgomery Street, San Francisco, CA 94104, serves as shareholder services agent and transfer agent for each Fund Schwab provides information and services to shareholders, which include reporting share ownership, sales and dividend activity and associated tax information, responding to daily inquiries, effecting the transfer of a Fund's shares and facilitating effective cash management of shareholders' Schwab account balances. It also furnishes such office space and equipment, telephone facilities, personnel and informational literature distribution as necessary and appropriate in providing the described shareholder and transfer agency information and services.

Schwab is also each Fund's distributor but receives no compensation for its services as such.

Schwab was established in 1971 and is one of America's largest discount brokers. The firm provides low-cost securities brokerage and related financial services to over 3.3 million active customer accounts and has over 230 branch offices. Schwab also offers convenient access to financial information services and provides products and services that help investors make investment decisions. Schwab and the Investment Manager are wholly owned subsidiaries of The Charles Schwab Corporation. Charles R. Schwab is the founder, Chairman, Chief Executive Officer and a director of The Charles Schwab Corporation. As a result of his beneficial ownership interests in and other relationships with the Charles Schwab Corporation and its affiliates, Mr. Schwab may be deemed to be a controlling person of Schwab and the Investment Manager.

Geri Hom is Vice President of the Investment Manager and Senior Portfolio Manager for each Fund. She joined Schwab in March 1995 as Portfolio Manager--Equities and currently manages the four Schwab index funds and co-manages the three Schwab Asset Director(R) Funds with approximately $3 billion in assets. For four years before joining Schwab, she was a Principal for Wells Fargo Nikko Investment Advisors. For the prior seven years, she was Vice President and Manager of the Domestic Equity Portfolio Management Group for Wells Fargo Nikko. She holds a B.A. in business education from San Francisco State University.

Stephen B. Ward, Senior Vice President and Chief Investment Officer, has overall responsibility for the management of each Fund's portfolio. Steve joined the Investment Manager as Vice President and Portfolio Manager in April 1991 and was promoted to his current position in August 1993. Prior to joining the Investment Manager, Steve was Vice President and Portfolio Manager at Federated Investors. He holds an M.B.A. from the Wharton School and a B.A. in economics from Virginia Tech, and has been a chartered financial analyst since 1985.

FEES AND EXPENSES. Pursuant to its Investment Advisory and Administration Agreements with the Trusts, the Investment Manager is entitled to receive from each Fund a graduated annual investment advisory fee, payable monthly, according to the following schedules:

         S-1000 Fund: 0.30% of the Fund's average daily net assets not in excess of $500 million and 0.22% of such assets over $500 million.

         S&P Fund: 0.36% of the Fund's average daily net assets not in excess of $1 billion; 0.33% of the next $1 billion; and 0.31% of net assets over $2 billion.

         Small-Cap Fund: 0.50% of the Fund's average daily net assets not in excess of $300 million; and 0.45% of net assets over $300 million.

         International Fund: 0.70% of the Fund's average daily net assets not in excess of $300 million; and 0.60% of net assets over $300 million.

The Investment Manager is voluntarily waiving a portion of each Funds investment advisory fee. These voluntary waivers may be discontinued at any time.

For its services as Transfer Agent, Schwab is entitled to receive an annual fee from each class of shares of 0.05% of its average daily net assets. In addition, for shareholder serviced provided, Schwab is entitled to receive from the Select Shares an annual fee of ____% of the average daily net assets of that class of shares. Schwab may waive certain expenses incurred by each class of shares of the Funds for these services in order to limit its ratio of operating expenses to average net assets. For information regarding the Transfer Agent and shareholder servicing fees of the other classes of shares of the Funds, see "Other Important Information" in this Prospectus.

The Investment Manager and Schwab guarantee that, through at least February 29, 2000, total operating expenses of each Fund allocable to the Select Shares will not exceed the percentages of the average daily net assets of that class of shares as shown below:

         S-1000 Fund:               ____%
         S&P Fund:                  ____%
         Small-Cap Fund             ____%
         International Fund         ____%

For purposes of these guarantees, "operating expenses" do not include interest expenses, taxes, foreign taxes paid or withheld and capital items such as costs of purchase or sale of portfolio securities, including brokerage fees or commissions. These expense limits will serve to maintain or lower the Select Shares expenses and thus maintain or increase the Select Share's total return to shareholders.

Schwab serves as the distributor for each Fund but receives no compensation for this service.

OTHER EXPENSES. The Trusts pay the expenses of their operations, including the fees and expenses of independent auditors, legal counsel and custodian; the costs of calculating net asset values, brokerage commissions or transaction costs; taxes; registration fees; and the fees and expenses of qualifying each Trust and its shares for distribution. The expenses will generally be allocated among each Trust's investment portfolios or classes on the basis of relative net assets at the time the expense is incurred. However, expenses directly attributable to a particular Fund or class will be charged to that Fund or class. The differing expenses applicable to the different classes of shares of the Fund will cause the performance of the classes to differ.

PORTFOLIO BROKERAGE. When placing orders for each Fund's securities transactions, the Investment Manager will use its judgment to obtain best price and execution. The full range and quality of brokerage services available are considered in making these determinations. For securities transactions in which Schwab is not a principal, the Investment Manager may use Schwab or another qualified affiliated broker or dealer to execute a Fund's transactions when it reasonably believes that commissions (or prices) charged and transaction quality will be at least comparable to those available from other qualified brokers or dealers.

                             DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS. Each Fund will distribute substantially all of its net investment income and net capital gains, if any, on an annual basis, as determined by the Trusts' Board of Trustees.

The value of your shares reflects any net investment income or net capital gains that the Funds have earned but not yet distributed, so their value will be reduced when distributions are paid. If you elect to receive these distributions in cash, the value of your Fund holdings as a whole will decrease. If you choose to reinvest your distributions, the reduced value of your shares will be offset by the value of new shares purchased with reinvested distributions.

FEDERAL INCOME TAX INFORMATION. The following is only a brief summary for general information purposes of how some of the federal income tax laws affect you and the Funds. Thus, you should consult with your own tax adviser about your particular tax situation.

The Funds have qualified and intend to continue to qualify as regulated investment companies under the Code. To qualify, each Fund distributes substantially all of its net investment taxable income and net capital gain (if any) each year and meets certain other requirements. As a regulated investment company, the Funds will pay no federal income taxes insofar as its earnings are distributed to its shareholders.

Dividends that the Funds pay to you from net investment income are generally taxable to you as ordinary income. So are distributions of each Fund's net short-term capital gains in excess of any net long-term capital losses. Distributions that a Fund designates as long-term capital gains (net of capital losses) are generally taxable to you as long-term capital gains no matter how long you own your Fund shares. However, any loss on the sale or exchange of shares held for six months or less shall, to the extent of any long-term capital gain distributions received with respect to such shares, be treated as a long-term capital loss. If a shareholder is not subject to income tax, generally the shareholder will not be taxed on amounts distributed by a Fund, including any foreign taxes paid by the Fund and passed through, as described below. These tax rules apply whether distributions are received in cash or reinvested.

You should be aware that an exchange of Fund shares for shares of other SchwabFunds(R)will be treated as a taxable event for federal income tax purposes. However, an exchange between the different classes of shares of a Fund should not be treated as a taxable event.

Income received by the International Fund from sources within various foreign countries may be subject to foreign income taxes withheld at the source. If more than 50% of the value of the International Fund's total assets at the close of its taxable year consists of securities issued by foreign corporations, the International Fund is permitted to elect to "pass through" to the International Fund's shareholders the amount of foreign income taxes paid by the International Fund. Pursuant to this election, U.S. shareholders must include in gross income, even though not actually received, their respective pro rata share of foreign taxes paid by the International Fund, and may either deduct their pro rata share of foreign taxes (but not for alternative minimum tax purposes) or credit the tax against U.S. income taxes (subject to certain limitations described in Code section 904), but not both. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions.

The foregoing discussion relates only to federal income tax law as applicable to U.S. citizens or residents who are shareholders of the International Fund. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) generally are subject to U.S. withholding tax at the rate of 30% (or lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the Fund generally are not subject to U.S. taxation. Different tax consequences may result if the foreign shareholder is engaged in a U.S. trade or business or is present in the U.S. for more than 183 days during the year. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Distributions by the International Fund may also be subject to state, local and foreign taxes, and their treatment under applicable tax laws may differ from the federal income tax treatment.

The International Fund may inadvertently invest in non-U.S. corporations which would be treated as Passive Foreign Investment Companies ("PFICs") or become a PFIC under the Code. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent the International Fund does invest in PFICs, it may elect to treat the PFIC as a "qualified electing fund" or mark-to-market its investments in PFICs annually. In either case, the International Fund may be required to distribute amounts in excess of its realized income and gains. To the extent that the International Fund itself is required to pay a tax on income or gain from investment in PFICs, the payment of this tax would reduce the International Fund's economic return.

We will provide you with a record of all distributions, purchases and sales on your regular Schwab brokerage account statement. Each year we will notify you of the federal income tax treatment of all distributions made that year to your account.

                             SHARE PRICE CALCULATION

The price of a single share of a class of each Fund on any given day is the net asset value ("NAV") per share of that class of shares. We determine NAVs each Business Day at the close of trading on the New York Stock Exchange, generally at 4:00 p.m. (Eastern time). We determine the price of each class of shares by first valuing the total assets of a Fund attributable to that class, then subtracting that class's share of any liabilities and dividing the balance by the number of shares outstanding of that class.

The Funds value their portfolio securities based on market quotes if they are readily available. If they are not readily available, the Investment Manager assigns fair values pursuant to guidelines adopted in good faith by the Board of Trustees. The Board of Trustees regularly reviews these values.

Purchase or redemption orders and exchange requests will be executed at the NAV next determined after receipt by the Transfer Agent or its authorized agent.

                         HOW THE FUNDS SHOW PERFORMANCE

From time to time a Fund may advertise the total return of each class of shares. These figures reflect past results and are not intended to predict future performance.

The total return of a class of shares of a Fund measures its overall change in value over a period, including share price movements, and assumes all dividends and capital gains have been reinvested. Average annual total return reflects the hypothetical annually compounded return mandated by the SEC. Other reported total return figures may differ in that they may report non-standard periods or represent aggregate or cumulative return over a stated length of time.

The performance of a class of shares of a Fund may be compared to that of other mutual funds tracked by mutual fund rating services, various indices of investment performance (including the Schwab 1000 Index, the S&P 500 Index, the Schwab Small-Cap Index, and the Schwab International Index), United States Treasury obligations, bank certificates of deposit, the Consumer Price Index, corporate bonds and other investments for which reliable performance data is available. The Fund's performance may also be compared to averages, performance rankings, or other information prepared by Lipper Analytical Services, Inc. and Morningstar, Inc.

Each class of shares of a Fund is subject to different expenses. As a result, their performances will differ.

                         TAX-ADVANTAGED RETIREMENT PLANS

Schwab offers tax-advantaged retirement plans for which the Funds may be particularly appropriate investments. Schwab's retirement plans allow participants to defer taxes while helping them build their retirement savings.

SCHWAB IRA. A retirement plan with a wide choice of investments offering people with earned income the opportunity to compound earnings on a tax-deferred basis. Schwab IRAs with balances of $10,000 or more by September 15, 1998 will not be charged Schwab's $29 annual IRA account fee for the life of the account.

SCHWAB KEOGH. A tax-advantaged plan for self-employed individuals and their employees that permits the employer to make annual tax-deductible contributions of up to $30,000. Schwab Keogh plans are currently charged an annual fee of $45.

SCHWAB CORPORATE RETIREMENT PLANS. A well designed retirement program can help a company attract and retain valuable employees. Call 800-2 NO-LOAD, 24 hours a day for more information.

                                SHAREHOLDER GUIDE

You may buy shares through an account maintained with Schwab or through any other entity that has been designated by Schwab. The following information regarding the purchase, exchange and redemption of the Select Shares of the Funds through a Schwab account relates solely to transactions through Schwab accounts and should not be read to apply to transactions through other designated entities. For more information, see "Purchase and Redemption of Shares" in the SAIs..

NEW INVESTORS TO SCHWAB need to open a Schwab account by completing and signing an account application. Mail it, together with your check, to the address indicated on the application. You may also open your account in person at your local Schwab office.

EXISTING SCHWAB INVESTORS must have funds in their Schwab account to buy Select Shares in the Fund. Schwab will charge your account a $15 service fee for any check returned because of insufficient or uncollected funds or because of a stop payment order.

Within your Schwab account, you have access to other investments available at Schwab, such as stocks, bonds and other mutual funds. The Securities Investor Protection

Corporation (known as "SIPC") will provide account protection in an amount up to $500,000 for your securities, including Fund shares, that you hold in a Schwab account. Of course, SIPC account protection does not protect you from share price fluctuations.

               SCHWAB ACCOUNT AND SELECT SHARES MINIMUMS AND FEES

SCHWAB ACCOUNT MINIMUM BALANCE
  Brokerage account .............       $ 1,000
  Custodial account .............       $   500
SELECT SHARES INITIAL PURCHASE
 All accounts ...................       $______
SELECT SHARES ADDITIONAL PURCHASE
All accounts ....................       $______
SELECT SHARES MINIMUM BALANCE
All accounts ....................       $______

For information regarding the minimum investment requirements of the other classes of shares of the Funds, see "Other Important Information" in this Prospectus.

A quarterly fee of $7.50 will be charged on Schwab brokerage accounts that fall below the minimum. This fee, if applicable, will be charged at the end of each quarter and will be waived if there has been at least one commissionable trade within the last six months, or if the shareholder's combined account balances at Schwab total $10,000 or more.

Schwab currently imposes no fee for opening a Schwab One(R)account with a minimum balance of $5,000. Schwab will charge Schwab One accounts with balances below $5,000 a $5 per month fee if there have been fewer than two commissionable trades within the last twelve months.

Each Fund, in its sole discretion and without prior notice to you, reserves the right to reject orders to buy shares, to change or waive the minimum investment and balance requirements and to withdraw or suspend any part of that Fund's offering made by this Prospectus. Orders to buy shares must be accepted by a Fund to be effective and are not binding until the Fund confirms or accepts them in writing.

                            HOW TO BUY SELECT SHARES

You may place Select Shares purchase and redemption orders as well as request exchanges by calling 800-2 NO-LOAD, where trained representatives are available to answer questions about the Select Shares and your account. The privilege to initiate transactions by telephone, as discussed below, is available automatically through your Schwab account.

Schwab also enables you to execute your trading requests through electronic products and services such as StreetSmart(R), e.Schwab(TM), The Equalizer(R), Telebroker(R) and the World Wide Web (address: http//www.schwab.com). Some of the information and services available at this Web site are portfolio information, on-line trading of mutual funds, as well as access to the Mutual Fund Center where you can view current mutual fund performance and other important information about funds.

We will follow reasonable procedures to confirm that your telephone instructions are genuine. If we do not follow reasonable procedures to confirm that your telephone order is genuine, we may be liable for any losses you may suffer from unauthorized or fraudulent orders. These procedures may include requiring a form of personal identification, providing written confirmation of your telephone instructions and recording all telephone transactions. You should be aware that telephone transactions may be difficult to implement during periods of drastic economic or market changes. If you experience difficulties in reaching us by telephone, you can mail your orders or place them in person as set forth below.

Whether by phone, by mail, or electronically you must always provide the following information:
- your Schwab account number.
- the name of the Fund and class of shares you wish to buy.
- the amount you wish to invest
- the distribution options you have selected (see below)

BY PHONE
- Call 800-2 NO-LOAD.
- Place a buy order for your account.
- TDD users may contact Schwab at 800-345-2550, 24 hours a day.

BY MAIL
- Include a letter of instruction with the information requested above, signed by one of the registered account holders in the exact form specified on the account.
- Make your check payable to Charles Schwab & Co., Inc.
- Mail to 101 Montgomery Street, San Francisco, CA 94104.
- Once you mail your letter, you may not modify or cancel your instructions.

ELECTRONICALLY
- Refer to product information on StreetSmart(R), E.Schwab(TM), The Equalizer(R), TeleBroker(R) and SchwabLink(TM) for details.
- World Wide Web address: http://www.schwab.com

BY WIRE
- Call 800 2NO-LOAD for instructions.

AUTOMATICALLY
- Use Schwab Automatic Investment Plan.

- Sign up for this service when you open your account.


SELECTING A DISTRIBUTION OPTION. You may select from the three distribution options listed below when you first become a shareholder in the Select Shares of the Funds. If you already are a shareholder and wish to change your distribution option, please call 800-2 NO-LOAD for assistance.

1. AUTOMATIC REINVESTMENT: Both income dividends and any capital gains distributions will be reinvested in additional Select Shares of your Fund. This option will be selected automatically unless you specify another option. If you are purchasing Select Shares through Schwab's Automatic Investment Plan, you must choose this distribution option for the Select Shares of your Fund.

2. CASH DIVIDENDS/REINVESTED CAPITAL GAINS: Income dividends will be paid in cash, and any capital gains will be reinvested in additional shares.

3. ALL CASH: Income dividends and any capital gains distributions will both be paid in cash.

Dividends and distributions subject to reinvestment will be invested at the net asset value next determined after their record date. Cash distributions will be credited to your Schwab account and will be held there or mailed to you, depending on the account standing instructions applicable to your account.

SCHWAB'S AUTOMATIC INVESTMENT PLAN ("AIP") allows you to make periodic investments in the Select Shares and other non-money market SchwabFunds(R) (and certain other funds available through Schwab) automatically and conveniently. You can make automatic investments in any amount, from $100 to $50,000, once you meet the investment minimum for your class of shares. Automatic investments are made from your Schwab account, and you may select from the following methods to make automatic investments: using the uninvested cash in your Schwab account; using the proceeds of redemption of shares of the Schwab Money Fund linked to your Schwab account; or using the Schwab MoneyLink(R) Transfer Service. For more detailed information about this service or to establish your AIP, call 800-2 NO-LOAD, 24 hours a day.

As long as you are purchasing Select Shares of the Funds through AIP, all distributions paid must be reinvested in additional Select Shares of the Funds and may not be received in cash.

                      HOW TO SELL OR EXCHANGE SELECT SHARES

You can sell your Select Shares at any time by telephone, by mail, or electronically. When you sell your shares, you may receive more or less than the amount you invested.

EXCHANGE OF SHARES. The exchange privilege allows you to exchange your Select Shares for shares of any other SchwabFunds class or series available to investors in your state if your purchase meets the class or Fund's eligibility requirements. Thus, you can conveniently modify your investments if your goals or market conditions change. An exchange of Select Shares of a Fund for shares of other SchwabFunds(R) will be treated as a taxable event for federal income tax purposes. However, an exchange between the different classes of shares of a Fund should not be treated as a taxable event. Note that you must meet the minimum initial or subsequent investment requirements applicable to the shares you wish to receive in an exchange. The Funds reserve the right on 60 days' written notice to modify, limit or terminate the exchange privilege.

EARLY WITHDRAWAL FEE PAID TO THE FUNDS. The Funds are meant to be long-term investments. Frequent trading by short-term investors increases the Funds' costs. To offset the costs of short-term trading and to ensure that long-term investors do not bear these costs, the S-1000 Fund and the Small-Cap Fund each assess a 0.50% early withdrawal fee, and the International Fund assesses a 0.75% early withdrawal fee upon redemptions or exchange proceeds attributable to shares purchased and held less than six months. To benefit a Funds shareholders directly, the early withdrawal fee is paid directly to the Funds and does not apply to the redemption or exchange of shares acquired through reinvestment of dividends or capital gains. Solely for purposes of calculating the amount (if any) of the early withdrawal fee, shares will be treated as redeemed on a "first-in first-out basis," except that shares acquired through dividend reinvestment will be treated as redeemed first. This method of calculating the fee should result in the lowest total early withdrawal fee. The Funds reserve the right to waive this fee for certain tax-advantaged retirement plans.

Whether by phone, by mail, or electronically, the following information is always needed:
- your Schwab account number.
- the number of shares you want to sell or exchange.
- the name of the Fund and class of shares (if applicable) from which you want to sell or exchange shares.
- if exchanging shares, the distribution option you select.

BY PHONE
- Call 800-2 NO-LOAD.
- Place a sell or exchange request for your account.
- TDD users may contact Schwab at 800-345-2550, 24 hours a day.

BY MAIL
- Include a letter of instruction with the information requested above, signed by one of the registered account holders in the exact form specified on the account.
- Mail to 101 Montgomery Street, San Francisco, CA 94104.
- Once your letter is mailed, you may not modify or cancel your instructions.

ELECTRONICALLY
- Refer to product information on StreetSmart(R), E.Schwab(TM), The Equalizer(R), TeleBroker(R) and SchwabLink(TM) for details.
- World Wide Web address: http://www.schwab.com

Payment for redeemed shares will be credited directly to your Schwab account no later than 7 days after the Transfer Agent or its authorized agent receives your sell instructions in proper form. Proceeds will then be held in your Schwab account or mailed to you depending on the account standing instructions you have selected. For information on how to wire funds from your Schwab account to your bank, call 800-2NO-LOAD.

If you purchased shares by check, your sales proceeds may be held in your Schwab account until your check clears (which may take up to 15 days). Depending on the type of Schwab account you have, your money may earn interest during any holding period.

The Fund may suspend redemption rights or postpone payments when trading on the New York Stock Exchange (the "Exchange") is restricted or is closed for any reason other than its customary weekend or holiday closings, emergency circumstances as determined by the SEC exist or for any other circumstances as the SEC may permit. The Fund may also elect to invoke a 7-day period for cash settlement of individual redemption requests. (See "Purchase and Redemption of Shares" in the SAIs.)

                           OTHER IMPORTANT INFORMATION

The S-1000 Fund is a diversified investment portfolio of Schwab Investments. Schwab Investments is a business trust formed under the laws of Massachusetts on October 26, 1990. It may issue an unlimited number of shares of beneficial interest in one or more Series or classes. Currently it offers shares of seven Series.

The S&P Fund, the Small-Cap Fund, and the International Fund are each diversified investment portfolios of Schwab Capital Trust. Schwab Capital Trust is a business trust formed under the laws of Massachusetts on May 7, 1993. It may issue an unlimited number of shares of beneficial interest in one or more Series or classes. Currently it offers shares of ten Series.

CLASSES OF SHARES. The S-1000 Fund, the Small-Cap Fund, and the International Fund each offer two different classes of shares. The S&P Fund offers three different classes of shares. Although all classes of a Fund invest in the same portfolio of stocks, the classes' operating expense ratios are different, and therefore their return and per share net asset value are also different. Each class also has differing minimum initial and subsequent investment requirements. Schwab is entitled to an annual shareholder services fee of 0.20% of the average daily net assets of each Fund's Investor Shares. Schwab is entitled to an annual shareholder services fee of 0.05% of the average daily net assets of the e.Shares of the S&P Fund. The minimum initial investment requirement for all of the other classes of the Funds is $1,000 ($500 for IRAs, other retirement plans, and custodial accounts) and the minimum subsequent investment requirement is $100.

The Select Shares class of each Fund reserves the right to redeem your Select Shares if, as a result of redemptions, the aggregate value of your account drops below the $______ minimum balance requirement. You will be given 30 days' advance written notice and a chance to increase your Select Shares balance to the minimum requirement before your Select Shares are redeemed. Select Shares will be redeemed automatically should the Schwab account in which they are carried be closed.

The Board of Trustees of each Trust may authorize the issuance of shares of additional Series or classes if it deems it desirable. Shares within each Series have equal, noncumulative voting rights and have equal rights as to distributions, assets and liquidation of such Series except to the extent that such voting rights or rights as to distributions, assets and liquidation vary among classes of a Series.

There is a remote possibility that one Fund may become liable for a misstatement in this Prospectus about another Fund. The Board of Trustees of each Trust have considered the risks and believe that it is in shareholders' best interest to offer these Funds in a single prospectus.

SHAREHOLDER MEETINGS. The Trusts are not required to hold annual shareholders' meetings and do not intend to do so. The Trusts may, however, hold special meetings in connection with certain matters. These include changing a Fund's fundamental policies, electing or removing Trustees or approving or amending any investment advisory agreement. In addition, shareholders may remove a Trustee at a special meeting called upon written request of shareholders owning in the aggregate at least 10% of the outstanding shares of the Trust.

YOUR VOTING RIGHTS. If we were to make changes to a Fund's management or fundamental policies, we would ask you to vote as a shareholder. If we hold a meeting and you cannot attend, you can vote by proxy. Before the meeting, the Fund will send you proxy materials that explain the issues to be decided and include a voting card for you to return. Shareholders have one vote for each share owned. Unless permitted by the 1940 Act, shareholders will vote by Series and not in the aggregate. For example, when voting to approve an investment advisory agreement for a Series, only shareholders of that Series may vote. When voting to elect Trustees, shareholders of all the Series vote in the aggregate. In addition, holders of each class of shares will vote exclusively as a class on any matter relating solely to their arrangement as a class and on any matter in which the interest of that class differs from the interest of any other class in that Fund.

SHARE CERTIFICATES. To assist in minimizing administrative costs, share certificates will not be issued. Records regarding share ownership are maintained by the Transfer Agent.

S&P 500(R) LICENSE. The S&P Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's ("S&P"). S&P makes no representation or warranty, express or implied, to the shareholders of the S&P Fund or any member of the public regarding the advisability of investing in securities generally or in the S&P Fund particularly or the ability of the S&P 500 Index to track general stock market performance. S&P's only relationship to the S&P Fund is the licensing of certain trademarks and trade names of S&P and of the S&P 500 Index, which is determined, composed and calculated by S&P without regard to the S&P Fund. S&P has no obligation to take the needs of the S&P Fund or its shareholders into consideration in determining, composing or calculating the S&P 500 Index. S&P is not responsible for and has not participated in the determination of the prices and amount of S&P Fund shares, the timing of the issuance or sale of S&P Fund shares or in the determination or calculation of the equation by which the S&P Fund's shares are to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the S&P Fund's shares.

S&P does not guarantee the accuracy and/or the completeness of the S&P 500 Index or any data included therein, and S&P shall have no liability for any errors, omissions or interruptions therein. S&P makes no warranty, express or implied, as to results to be obtained by the S&P Fund, its shareholders or any other person or entity from the use of the S&P 500 Index or any data included therein. S&P makes no express or implied warranties and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the S&P 500 Index or any data included therein. Without limiting any of the foregoing, in no event shall S&P have any liability for any special, punitive, indirect or consequential damages (including lost profits), even if notified of the possibility of such damages.

ANNUAL AND SEMI-ANNUAL REPORT MAILINGS. Twice a year, each Fund provides you a report showing the performance of the Fund and each class of its shares and outlining its investments. To reduce mailing costs, we combine these mailings by household. If a household has multiple accounts and the same record address for all the accounts, we send mailings for all accounts at that address in a single package. If you do not want to combine mailings for your account, please write to SchwabFunds(R) at the address on the front of this Prospectus. To request a free copy of any of the Fund's Annual or Semi-Annual Reports, call 800-2 NO-LOAD.

                           GLOSSARY OF IMPORTANT TERMS

BOND: a debt obligation that requires the issuer to pay a fixed sum of money each year (the interest payments) until maturity. Upon maturity, the bond comes due and the principal (the amount borrowed) must be paid. Floating or variable rate bonds have an interest rate that rises or falls if general interest rates or some other security (such as Treasury bills) rises or falls.

BUSINESS DAY: any day the New York Stock Exchange is open for business. A Business Day normally begins at 9:30 a.m. (Eastern time) when the Exchange opens and usually ends at 4 p.m. (Eastern time) when it closes.

CAPITAL GAIN OR LOSS: the increase or decrease in the value of a security relative to the original purchase price. A gain is realized when the security that has increased in value is sold. An unrealized gain or loss occurs when the value of a security increases or decreases, but the security is not sold. If a security is held for more than 12 months and then sold at a profit, that profit is a realized long-term capital gain. If it is sold at a profit after being held for less than 12 months, that profit is a realized short-term capital gain.

CODE: the Internal Revenue Code of 1986, as amended.

CSIM: the Fund's Investment Manager, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, CA 94104.

DISTRIBUTION: payment the Fund makes to shareholders. There are two kinds of distributions: dividends, or the profits (after expenses) from the Fund's investments, and capital gain distributions.

DIVERSIFIED: under the 1940 Act, a diversified fund generally may not invest more than 5% of its assets in the securities of any one issuer and may not hold more than 10% of the voting shares of any one issuer with respect to 75% of the value of its total assets. Certain minor exceptions apply to this policy, which are described in the SAI.

FUNDAMENTAL: a policy that cannot be changed without the approval of a majority of the shareholders of the Fund.

INDEX STOCK: common stocks and other equity securities, including preferred stocks, rights, and warrants that comprise an Index.

INTERNATIONAL FUND:  The Schwab International Index Fund.

INVESTMENT MANAGER: Charles Schwab Investment Management, Inc. (or CSIM), 101 Montgomery Street, San Francisco, CA 94104.

MONEY MARKET INSTRUMENT: short-term liquid debt such as Treasury bills and commercial paper.

NET ASSET VALUE (NAV): on a per share basis, the value of one share in a fund or class of a fund. This value is determined by adding the total fund or class assets, subtracting all liabilities and then dividing the resulting number by the number of shares outstanding.

1940 ACT: the Investment Company Act of 1940, as amended.

NRSRO: nationally recognized statistical rating organization.

PORTFOLIO: the total stocks, bonds and other securities held by an individual investor, a mutual fund or a financial institution.

RISK: the possibility of losing all or part of an investment, that the value of an investment will decrease or that there will be little or no return on an investment.

S-1000 FUND:  The Schwab 1000 Fund.

SCHWAB 1000 INDEX: An index composed of the common stocks of the 1,000 largest United States corporations ranked by market capitalization.

S&P FUND:  The Schwab S&P 500 Fund.

S&P 500 INDEX: an index of 500 stocks selected, calculated and published by Standard & Poor's Corporation ("S&P"). S&P is neither an affiliate nor sponsor of the Funds, and inclusion of a stock in the Index does not necessarily imply that it is a good investment. "Standard & Poor's(R)," "S&P(R)," "S&P 500(R)," "Standard & Poor's 500" and "500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Schwab Capital Trust.

SAIS: Schwab Investment's and Schwab Capital Trust's Statements of Additional Information, as amended from time to time.

SCHWAB: Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, CA 94104.

SCHWABFUNDS(R): Schwab's family of proprietary funds, currently consisting of the following funds:

Schwab 1000 Fund(R) - Investor Shares

Schwab 1000 Fund(R) - Select Shares

Schwab International Index Fund(R) - Investor Shares

Schwab International Index Fund(R) - Select Shares

Schwab Small-Cap Index Fund(R) - Investor Shares

Schwab Small-Cap Index Fund(R) - Select Shares

Schwab S&P 500 Fund -- Investor Shares

Schwab S&P 500 Fund -- e.Shares

Schwab S&P 500 Fund -- Select Shares

Schwab Analytics Fund

Schwab OneSource Portfolios -- International

Schwab OneSource Portfolios -- Growth Allocation

Schwab OneSource Portfolios -- Balanced Allocation

Schwab Asset Director(R) -- High Growth Fund

Schwab Asset Director(R) -- Balanced Growth Fund

Schwab Asset Director(R) -- Conservative Growth Fund

Schwab Short/Intermediate Government Bond Fund

Schwab Long-Term Government Bond Fund

Schwab Short/Intermediate Tax-Free Bond Fund

Schwab Long-Term Tax-Free Bond Fund

Schwab California Short/Intermediate Tax-Free Bond Fund

Schwab California Long-Term Tax-Free Bond Fund

Schwab Money Market Fund

Schwab Government Money Fund

Schwab U.S. Treasury Money Fund

Schwab Value Advantage Money Fund(R) - Investor Shares

Schwab Value Advantage Money Fund(R) - Sweep Shares

Schwab Municipal Money Fund -- Sweep Shares

Schwab Municipal Money Fund -- Value Advantage Shares

Schwab California Municipal Money Fund -- Sweep Shares

Schwab California Municipal Money Fund -- Value Advantage Shares

Schwab Retirement Money Fund(R)

Schwab Institutional Advantage Money Fund(R)

Schwab New York Municipal Money Fund -- Sweep Shares

Schwab New York Municipal Money Fund -- Value Advantage Shares(TM)

SCHWAB INTERNATIONAL INDEX: An index which represents the performance of common stocks and other equity securities issued by large, publicly traded companies from countries around the world with major developed securities markets, excluding the United States.

SCHWAB SMALL-CAP INDEX: An index composed of the common stocks of the second 1,000 largest United States corporations ranked by market capitalization.

SECURITIES AND EXCHANGE COMMISSION (SEC): established by Congress to administer the Securities Act of 1933, the Investment Company Act of 1940 and other securities-related laws.

SMALL-CAP FUND: The Schwab Small-Cap Index Fund

STOCK RISK: the possibility that stock prices in general or particular will decline over short or even extended periods.

TOTAL RETURN: the change in value of an investment in the Fund over a given period, assuming reinvestment of any dividends and capital gains. Cumulative total return reflects actual performance over a stated period of time. Average annual total return is a hypothetical rate of return that would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.

TRANSFER AGENT: Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, CA 94104.

TRUST: Schwab Capital Trust or Schwab Investments, each a no-load, open-end management investment company.

VOLATILITY: a measure of the magnitude and frequency of changes in securities values. Statistically, volatility is the measure of the spread of the prices or yields around the mean of the prices or yields.

NO ONE HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY STATEMENTS ABOUT THIS OFFERING NOT CONTAINED IN THIS PROSPECTUS. IF ANYONE GIVES ANY OTHER INFORMATION OR MAKES ANY OTHER REPRESENTATIONS, DO NOT RELY ON SUCH INFORMATION OR REPRESENTATIONS AS HAVING BEEN AUTHORIZED BY THE TRUST OR ITS DISTRIBUTOR.

THIS PROSPECTUS IS NOT AN OFFER IN ANY STATE IN WHICH SUCH AN OFFER MAY NOT LAWFULLY BE MADE, NOR IS IT AN OFFER TO ANY PERSON TO WHOM SUCH AN OFFER MAY NOT LAWFULLY BE MADE.

                              CROSS REFERENCE SHEET

                              SCHWAB CAPITAL TRUST



                                            Statement of Additional
Part B Item                                 Information Caption


Cover Page                                  Cover Page

Table of Contents                           Table of Contents

General Information and History             General Information; The Benefits of
                                            International Investing; Indexing
                                            and Asset Allocation--the Schwab
                                            Index Funds and the Schwab Asset
                                            Allocation Funds

Investment Objectives and Policies          Investment Objectives; Investment
                                            Securities; Investment Restrictions

Management of the Fund                      Management of the Trust

Control Persons and Principal Holders of    Management of the Trust; General
Securities                                  Information

Investment Advisory and Other Services      Management of the Trust

Brokerage Allocation and Other Practices    Portfolio Transactions and Turnover

Capital Stock and Other Securities          General Information

Purchase, Redemption and Pricing of         Share Price Calculation; Purchase
Securities Being Offered                    and Redemption of Shares

Tax Status                                  Taxes

Underwriters                                Management of the Trust

Calculation of Performance Data             How the Funds Reflect Performance

Financial Statements                        Financial Statements

                       STATEMENT OF ADDITIONAL INFORMATION

                              SCHWAB CAPITAL TRUST
                 101 Montgomery Street, San Francisco, CA 94104


                                [APRIL 30, 1997]



         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectuses dated [April 30, 1997] (as amended from time to time) for the Investor Shares of Schwab International Index Fund(R) (the "International Index Fund") and the Investor Shares of Schwab Small-Cap Index Fund(R) (the "Small-Cap Index Fund") ; the Prospectus dated February 28, 1997 for Schwab Analytics(TM) Fund (the "Analytics Fund"); the joint Prospectus dated February 28, 1997 (as amended from time to time) for Schwab Asset Director(R)-High Growth Fund (the "High Growth Fund"), Schwab Asset Director(R)-Balanced Growth Fund (the "Balanced Growth Fund") and Schwab Asset Director(R)-Conservative Growth Fund (the "Conservative Growth Fund" and jointly, the "Asset Director Funds"); the joint Prospectus dated [April 30, 1997] (as amended from time to time) for the Investor Shares and the e.Shares(TM) of the Schwab S&P 500 Fund (the "S&P 500 Fund"); the joint Prospectus dated [April 10, 1997] for Schwab OneSource Portfolios-International, Schwab OneSource Portfolios-Growth Allocation (the "Growth Allocation") and Schwab OneSource Portfolios-Balanced Allocation (the "Balanced Allocation");
and the joint Prospectus dated [April 30, 1997] for the Select Shares of the International Index Fund, the Small-Cap Index Fund and the S&P 500 Fund, ten separately managed investment portfolios (collectively the "Funds") of Schwab Capital Trust (the "Trust"). Prior to [April 30, 1997] the International Index Fund and the Small-Cap Index Fund were not offered in multiple classes of shares. The existing shares of these Funds are redesignated as Investor Shares. Prior to [April 30, 1997], the S&P 500 Fund was only offered in two classes (Investor Shares and e.Shares). The other Funds of the Trust are not offered in multiple classes of shares. To obtain a copy of any of these Prospectuses, please contact Charles Schwab & Co., Inc. ("Schwab") at 800-2 NO-LOAD, 24 hours a day, or 101 Montgomery Street, San Francisco, California 94104. TDD users may contact Schwab at 800-345-2550, 24 hours a day. These Prospectuses are also available electronically by using our World Wide Web address: http://www.schwab.com.



                                 SCHWABFunds(R)
                                  800-2 NO-LOAD

                                TABLE OF CONTENTS

                                                                           Page
INVESTMENT OBJECTIVES.........................................................2
INVESTMENT SECURITIES.........................................................3
INVESTMENT RESTRICTIONS......................................................28
MANAGEMENT OF THE TRUST......................................................33
PORTFOLIO TRANSACTIONS AND TURNOVER..........................................42
TAXES........................................................................44
SHARE PRICE CALCULATION......................................................47
HOW THE FUNDS REFLECT PERFORMANCE............................................48
THE BENEFITS OF INTERNATIONAL INVESTING......................................50
INDEXING AND ASSET ALLOCATION --THE SCHWAB
INDEX FUNDS AND THE SCHWAB ASSET ALLOCATION FUNDS............................50
GENERAL INFORMATION..........................................................54
PURCHASE AND REDEMPTION OF SHARES............................................56
OTHER INFORMATION............................................................57
FINANCIAL STATEMENTS........................................................F-1

                              INVESTMENT OBJECTIVES


                    INTERNATIONAL INDEX FUND-INVESTOR SHARES
                     INTERNATIONAL INDEX FUND-SELECT SHARES


         The investment objective of the International Index Fund is to attempt to track the price and dividend performance (total return) of the Schwab International Index(R) (the "International Index"), an index created to represent the performance of common stocks and other equity securities issued by large publicly traded companies from countries around the world with major developed securities markets, excluding the United States.


                      SMALL-CAP INDEX FUND-INVESTOR SHARES
                       SMALL-CAP INDEX FUND-SELECT SHARES


         The investment objective of the Small-Cap Index Fund is to attempt to track the price and dividend performance (total return) of the Schwab Small-Cap Index(TM) (the "Small-Cap Index"), an index created to represent the performance of common stocks of the second 1,000 largest United States companies, ranked by market capitalization (share price times the number of shares outstanding).

                                HIGH GROWTH FUND

         The investment objective of the High Growth Fund is to provide high capital growth with less volatility than an all-stock portfolio. This Fund provides the greatest exposure to various stock categories, including domestic large and small company stocks and international stocks.

                              BALANCED GROWTH FUND

         The investment objective of the Balanced Growth Fund is to provide maximum total return, including both capital growth and income. This Fund represents a more balanced approach to stocks and bonds.

                            CONSERVATIVE GROWTH FUND

         The investment objective of the Conservative Growth Fund is to provide income and more growth potential than an all-bond portfolio. This Fund's stock component is designed to help offset inflation. Each Asset Director Fund may seek to achieve its investment objective by investing directly in portfolio securities or by investing indirectly in underlying affiliated mutual funds ("underlying Schwab Funds"), as described herein.

                          S&P 500 FUND-INVESTOR SHARES
                            S&P 500 FUND-E.SHARES(TM)

                           S&P 500 FUND-SELECT SHARES


         The Fund's investment objective is to track the price and dividend performance (total return) of common stocks of U. S. companies, as represented by Standard & Poor's 500 Composite Stock Price Index (the "S&P 500").

                                 ANALYTICS FUND

         The investment objective of the Analytics Fund is to achieve long-term capital growth.

                    SCHWAB ONESOURCE PORTFOLIOS-INTERNATIONAL

         Schwab OneSource Portfolios-International is a mutual fund that seeks long-term capital appreciation. To achieve this goal, the Investment Manager, Charles Schwab Investment Management, Inc. ("CSIM"), will attempt to identify and select a diversified portfolio of international equity funds which presents the greatest capital growth potential ("underlying fund(s)") based on an analysis of many factors, including the underlying funds' investment objective, the history of portfolio manager(s), and total return, volatility and expenses.

                       SCHWAB ONESOURCE PORTFOLIOS-GROWTH
                       ALLOCATION AND BALANCED ALLOCATION

         The Funds are asset allocation funds that provide easy access to actively managed portfolios of funds from well-known families. The investment objective of the Growth Allocation is to provide you with high capital growth with less volatility than a portfolio comprised entirely of stock funds. Of course, a portfolio with lower volatility also has lower growth potential than a portfolio comprised entirely of stock funds. The investment objective of the Balanced Allocation is to provide you with capital growth and income with less volatility than the Growth Allocation.

         The investment objectives stated above for each of the Funds, along with certain investment restrictions adopted by the Funds, are fundamental and cannot be changed without approval by holders of a majority of the Funds' outstanding voting shares, as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

                              INVESTMENT SECURITIES

                               FOREIGN INVESTMENTS

         The International Index Fund and Asset Director Funds expect to invest in stocks of foreign issuers. The International Index Fund will invest primarily in such stocks. The Schwab OneSource Portfolios-International expects to invest primarily in other investment companies which invest in stocks of foreign issuers, and may invest directly in domestic and foreign securities. The Growth Allocation and the Balanced Allocation may invest in other investment companies which invest in stocks of foreign issuers, and may invest directly in domestic and foreign securities. We expect that many of the underlying funds may invest up to 100% of their assets in foreign securities. Investing in foreign issuers involves certain special considerations, including those set forth below, which are typically not associated with investing in U.S. issuers. Since investments in the securities of foreign issuers are usually made and held in foreign currencies, and since the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds may hold cash in foreign currencies, they may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and may incur costs in connection with conversions between various currencies. The rate of exchange between the U.S. dollar and other currencies is determined by the forces of supply and demand in the foreign exchange market as well as by political and economic factors.

         Since foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to U.S. companies, there may be less publicly available information about a foreign company than about a U.S. company. Securities of foreign companies have less volume, are less liquid and are more volatile than securities of U.S. companies. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on U.S. exchanges, although the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation endeavor to achieve the most favorable net results on their portfolio transactions. There is generally less government supervision and regulation of foreign securities exchanges, brokers, dealers and listed companies than in the United States, thus increasing the risk of delayed settlements of portfolio transactions or loss of certificates for portfolio securities.

         Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such delays in settlement could result in temporary periods when a portion of the assets of the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds is uninvested and no return is earned thereon. The inability to make intended security purchases due to settlement problems could cause the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds to miss attractive investment opportunities. Losses to the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds arising out of the inability to fulfill a contract to sell such securities could result in potential liability to the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds.

         In addition, with respect to those countries in which the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds may invest or other countries which may have a significant impact on the companies in which the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds may invest, there is the possibility of expropriation or confiscatory taxation, political or social instability, diplomatic developments, change of government or war which could affect the International Index Fund's, Asset Director Funds', Schwab OneSource Portfolios-International's, Growth Allocation's, Balanced Allocation's and underlying funds' investments. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Each of the Asset Director Funds may invest up to 5% of its net assets in companies located in developing countries. Schwab OneSource Portfolios-International may invest directly, or indirectly through underlying funds which invest primarily in, companies located in developing countries. Growth Allocation and Balanced Allocation may invest up to 10% of their total net assets directly, or indirectly through underlying funds which invest primarily in, companies located in developing countries.

Compared to the United States and other developed countries, developing countries may have relatively unstable governments, economies based on only a few industries and securities markets that trade a small number of securities. Prices on these exchanges tend to be volatile, and securities in these countries have historically offered greater potential for gain (as well as loss) than securities of companies located in developed countries.


         Hong Kong. In addition to the risks discussed above, it is unforeseeable what risk, if any, may exist to the International Index Fund's, Asset Director Funds', Schwab Portfolios-International's, Growth Allocation's, Balanced Allocation's and underlying funds' investments as a result of the planned 1997 incorporation of the British Crown Colony of Hong Kong into the People's Republic of China. Shareholders should note that the risks discussed above may increase depending on political and economic developments as the scheduled time for the change in government in Hong Kong draws nearer.


                               DEPOSITARY RECEIPTS

         Each of the Asset Director Funds, Growth Allocation and Balanced Allocation may invest in American Depositary Receipts, European Depositary Receipts, Global Depositary Receipts, Global Depositary Shares ("ADRs," "EDRs," "GDRs" and "GDSs," respectively), or other similar global instruments which are receipts representing ownership of shares of a foreign-based issuer held in trust by a bank or similar financial institution. The Asset Director Funds', Growth Allocation's and Balanced Allocation's direct investments in these instruments currently will not exceed 5% of each Fund's net assets, but the underlying funds with respect to Growth Allocation may invest in ADRs, EDRs, GDRs, GDSs or other similar global instruments. These are designed for U.S. and European securities markets as alternatives to purchasing underlying securities in their corresponding national markets and currencies. ADRs, EDRs, GDRs and GDSs can be sponsored or unsponsored. Sponsored ADRs, EDRs, GDRs and GDSs are certificates in which a bank or financial institution participates with a custodian. Issuers of unsponsored ADRs, EDRs, GDRs and GDSs are not contractually obligated to disclose material information in the United States. Therefore, there may not be a correlation between such information and the market value of the unsponsored ADRs, EDRs, GDRs or GDSs.

                              OPTIONS ON SECURITIES

         Writing Covered Options. The Funds may write (sell) covered call and put options on any securities in which they may invest. The Funds may purchase and write such options on securities that are listed on domestic or foreign securities exchanges or traded in the over-the-counter market. All call options written by the Funds are covered, which means that the Funds will own the securities subject to the option so long as the option is outstanding. The purpose of writing covered call options is to realize greater income than would be realized on portfolio securities transactions alone. However, in writing covered call options for additional income, the Funds may forego the opportunity to profit from an increase in the market price of the underlying security.

         All put options the Funds write will be covered, which means that each of the Funds will have deposited with its custodian cash, U.S. Government securities or other high-grade debt securities (i.e., securities rated in one of the top three categories by Moody's Investor Service ("Moody's") or Standard & Poor's ("S&P") or, if unrated, determined by the Funds' Investment Manager to be of comparable credit quality) with a value at least equal to the exercise price of the put option. The purpose of writing such options is to generate additional income for the Funds. However, in return for the option premium, the Funds accept the risk that they may be required to purchase the underlying securities at a price in excess of the securities market value at the time of purchase.

         The Funds may terminate their obligations under a written call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions."

         Purchasing Options. The Funds may purchase put and call options on any securities in which they may invest or options on any securities index based on securities in which they may invest. The Funds may also enter into closing sale transactions in order to realize gains or minimize losses on options they have purchased.

         The writer of an option may have no control over when the underlying securities must be sold, in the case of a call option, or purchased, in the case of a put option, since, with regard to certain options, the writer may be assigned an exercise notice at any time prior to the termination of the obligation. Whether or not an option expires unexercised, the writer retains the amount of the premium. This amount may, in the case of a covered call option, be offset by a decline in the market value of the underlying security during the option period. If a call option is exercised, the writer experiences a profit or loss from the sale of the underlying security. If a put option is exercised, the writer must fulfill its obligation to purchase the underlying security at the exercise price, which will usually exceed the then market value of the underlying security.

         The purchase of a call option would entitle the Funds, in return for the premium paid, to purchase specified securities at a specified price during the option period. The Funds would ordinarily realize a gain if, during the option period, the value of such securities exceeded the sum of the exercise price, the premium paid and transaction costs; otherwise the Funds would realize either no gain or a loss on the purchase of the call option.

         Risks Associated With Options Transactions. There is no assurance that a liquid secondary market on a domestic or foreign options exchange will exist for any particular exchange-traded option or at any particular time. If the Funds are unable to effect a closing purchase transaction with respect to covered options they have written, the Funds will not be able to sell the underlying securities or dispose of assets held in a segregated account until the options expire or are exercised. Similarly, if the Funds are unable to effect a closing sale transaction with respect to options they have purchased, they would have to exercise the options in order to realize any profit and will incur transaction costs upon the purchase or sale of underlying securities.

         Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options; (ii) an exchange may impose restrictions on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or the Options Clearing Corporation (the "OCC") may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), although outstanding options on that exchange that had been issued by the OCC as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

         The Funds may purchase and sell both options that are traded on U.S. and foreign exchanges and options traded over-the-counter with broker-dealers who make markets in these options. The ability to terminate over-the-counter options is more limited than with exchange-traded options and may involve the risk that broker-dealers participating in such transactions will not fulfill their obligations. Until such time as the staff of the Securities and Exchange Commission (the "SEC") changes its position, the Funds will treat purchased over-the-counter options and all assets used to cover written over-the-counter options as illiquid securities, except that with respect to options written with primary dealers in U.S. Government securities pursuant to an agreement requiring a closing purchase transaction at a formula price, the amount of illiquid securities may be calculated with reference to a formula the staff of the SEC approves. Each of the Funds will write or purchase an option only when the market value of that option, when aggregated with the market value of all other options transactions made on behalf of the Fund, does not exceed 5% of the Fund's net assets.

         The underlying funds may also write (sell) covered call and put options and purchase put and call options. The nature of the conditions and risks associated with such transactions by the underlying funds are similar to those described for the Funds.

                          FOREIGN CURRENCY TRANSACTIONS

         Forward Foreign Currency Exchange Contracts. The International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation may enter into forward foreign currency exchange contracts in several circumstances. The International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation may engage in foreign currency exchange transactions to protect against uncertainty in the level of future exchange rates. The International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation expect to engage in foreign currency exchange transactions in connection with the purchase and sale of portfolio securities (so-called "transaction hedging") and to protect the value of specific portfolio positions ("position hedging"). The underlying funds may also engage in transaction and position hedging.

         For transaction hedging purposes, the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds enter into foreign currency transactions with respect to specific receivables or payables of the funds arising in connection with the purchase or sale of portfolio securities. By transaction hedging, the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation will attempt to protect against a possible loss resulting from an adverse change in the relationship between (i) the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold and (ii) the transaction's settlement date. When engaging in position hedging, the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds enter into foreign currency exchange transactions to protect against a decline in the values of the foreign currencies in which portfolio securities are denominated (or against an increase in the value of currency for securities which the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation,

Balanced Allocation and underlying funds expect to purchase).

         When engaging in position and/or transaction hedging, the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds may purchase or sell foreign currencies on a spot (or cash) basis at the prevailing spot rate and also may enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts ("futures contracts"). International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds also may purchase exchange-listed and over-the-counter call and put options on futures contracts and on foreign currencies. A put option on a futures contract gives the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds the right to assume a short position in the futures contract until expiration of the option. A put option on currency gives the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds the right to sell a currency at an exercise price until the expiration of the option. A call option on a futures contract gives the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds the right to assume a long position in the futures contract until the expiration of the option. A call option on currency gives the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds the right to purchase a currency at the exercise price until the expiration of the option.

         Hedging transactions involve costs and may result in losses, and the ability of the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds to engage in hedging transactions may be limited by tax considerations. Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities that the Funds or the underlying funds own or expect to purchase or sell. They simply establish a rate of exchange that may be achieved at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to decline in the value of the hedged currency, they tend to limit any potential gain that might result from an increase in the value of such currency.

         Although the contracts are not presently are regulated by the Commodity Futures Trading Commission (the "CFTC"), the CFTC may in the future assert authority to regulate these contracts. In such event, the ability of the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds to utilize forward foreign currency exchange contracts may be restricted.

         Each of the Asset Director Funds will enter into a forward foreign currency exchange contract only when the market value of such contract, when aggregated with the market value of all other such contracts held by the Fund, does not exceed 5% of the Fund's net assets.

         The International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation generally will not enter into a forward contract with a term of greater than one year.

         While the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-


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
International, Growth Allocation and Balanced Allocation will, and underlying funds may, enter into forward contracts to reduce currency exchange rate risks, transactions in such contracts involve certain other risks. Thus, while the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds may benefit from such transactions, unanticipated changes in currency prices may result in a poorer overall performance for the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds than if they had not engaged in any such transactions. Moreover, there may be imperfect correlation between the International Index Fund's, Asset Director Funds', Schwab OneSource Portfolios-International's, Growth Allocation's, Balanced Allocation's and underlying funds' portfolio holdings of securities denominated in a particular currency and forward contracts into which the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds enter. Such imperfect correlation may cause the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds to sustain losses, which will prevent the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds from achieving a complete hedge or expose the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds to risk of foreign exchange loss.

         Writing and Purchasing Currency Call and Put Options. The International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds may write covered put and call options and purchase put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of portfolio securities and against increases in the dollar cost of securities to be acquired. A call option written by the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds obligates the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds to sell specified currency to the holder of the option at a specified price at any time before the expiration date. A put option written by the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds would obligate the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds to purchase specified currency from the option holder at a specified time before the expiration date. The writing of currency options involves a risk that the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds will, upon exercise of the option, be required to sell currency subject to a call at a price that is less than the currency's market value or be required to purchase currency subject to a put at a price that exceeds the currency's market value.

         The International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation may terminate their obligations under a call or put option by purchasing an option identical to the one it has written. Such purchases are referred to as "closing purchase transactions." The

International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation would also be able to enter into closing sale transactions in order to realize gains or minimize losses on options purchased by the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation.

         The purchase of a call option would entitle the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds to purchase specified currency at a specified price during the option period in return for the premium paid. The International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds ordinarily would realize a gain or a loss on the purchase of the call option.

         The purchase of a put option would entitle the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds to sell specific currency at a specified price during the option period in exchange for the premium paid. The purchase of protective puts is designed merely to offset or hedge against a decline in the dollar value of the International Index Fund's, Asset Director Funds', Schwab OneSource Portfolios-International's, Growth Allocation's, Balanced Allocation's and underlying funds' portfolio securities due to currency exchange rate fluctuations. The International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds ordinarily would realize a gain, if, during the option period, the value of the underlying currency were to decrease below the exercise price sufficiently to more than cover the premium and transaction costs; otherwise the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds would realize either no gain or a loss on the purchase of the put option. Gains and losses on the purchase of protective put options would tend to be offset by countervailing changes in the value of the underlying currency.

         Special Risks Associated With Options on Foreign Currency. An exchange-traded option position may be closed out only on an options exchange that provides a secondary market for an option of the same series. Although the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation generally will purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option or at any particular time. For some options, no secondary market on an exchange may exist. In such event, it might not be possible to effect closing transactions in particular options, with the result that the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds would have to exercise their options in order to realize any profit and would incur transaction costs upon the sale of underlying securities pursuant to the exercise of put options. If the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds, as covered call option writers, are unable to effect a closing purchase transaction in a secondary market, they will not be able to sell the underlying currency (or security denominated in that currency) until the option expires or they deliver the underlying currency upon exercise.

         There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of the OCC inadequate. This could result in an exchange instituting special procedures that may interfere with the timely execution of customers' orders.

         The International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation will purchase and write over-the-counter options only to the extent consistent with their limitations on investments in illiquid securities, as described in the Prospectuses. Trading in over-the-counter options is subject to the risk that the other party will be unable or unwilling to close-out purchasing and writing activities.

               FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         The Funds may purchase and sell various kinds of futures contracts and options on futures contracts. The futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. All futures contracts entered into by the Funds are traded on U.S. exchanges or boards of trade that the CFTC licenses and regulates on foreign exchanges. The Funds and the underlying funds are not permitted to engage in speculative futures trading.

         Futures Contracts. A futures contract generally may be described as an agreement between two parties to buy and sell particular financial instruments for an agreed upon price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

         When interest rates are rising or securities prices are falling, the Funds and the underlying funds may seek, through the sale of futures contracts, to offset a decline in the value of their current portfolio securities. When rates are falling or prices are rising, the Funds and the underlying funds, through the purchase of futures contracts, may attempt to secure better rates or prices than might later be available in the market when they effect anticipated purchases. Similarly, the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and the underlying funds may sell futures contracts on a specified currency to protect against a decline in the value of that currency and their portfolio securities that are denominated in that currency. The International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and the underlying funds may purchase futures contracts on a foreign currency to fix the price in U.S. dollars of a security denominated in that currency that the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation, Balanced Allocation and underlying funds have acquired or expect to acquire.

         Although futures contracts, by their terms, generally call for the actual delivery or acquisition of underlying securities or the cash value of the index, in most cases the contractual obligation is fulfilled before the date of the contract without having to make or take such delivery. The contractual obligation is offset by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or the cash value of the index underlying the contractual obligations. The Funds and the underlying funds may incur brokerage fees when they purchase or sell futures contracts.

         Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions, which may result in a profit or a loss. While the Funds' and the underlying funds' futures contracts on securities or currency will usually be liquidated in this manner, the Funds and the underlying funds may instead make or take delivery of the underlying securities or currency whenever it appears economically advantageous for them to do so. A clearing corporation associated with the exchange on which futures on securities or currencies are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

         Options on Futures Contracts. The acquisition of put and call options on futures contracts will give the Funds and the underlying funds the right (but not the obligation), for a specified price, to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, the Funds and the underlying funds obtain the benefit of the futures position if prices move in a favorable direction but limit their risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

         The writing of a call option on a futures contract generates a premium that may partially offset a decline in the value of the Funds' and the underlying funds' assets. By writing a call option, the Funds and the underlying funds become obligated, in exchange for the premium, to sell a futures contract that may have a value lower than the exercise price. Thus, the loss incurred by the

Funds and the underlying funds in writing options on futures is potentially unlimited and may exceed the amount of the premium received. The Funds and the underlying funds will incur transaction costs in connection with the writing of options on futures.

         The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option on the same series. There is no guarantee that these closing transactions can be effected. The Funds' and the underlying funds' ability to establish and close out positions on these options will be subject to the development and maintenance of a liquid market.

         Hedging Strategies With Futures. Hedging by use of futures contracts seeks to establish more certainty than would otherwise be possible with respect to the effective price, rate of return or currency exchange rate on portfolio securities or securities that the Funds own or propose to acquire. Such futures contracts may include contracts for the future delivery of securities held by the Funds or securities with characteristics similar to those of the Funds' portfolio securities. Similarly, the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation may sell futures contracts on currency in which their portfolio securities are denominated or in one currency to hedge against fluctuations in the value of securities denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of the Investment Manager, there is a sufficient degree of correlation between price trends for the Funds' portfolio securities and futures contracts based on other financial instruments, securities indices or other indices, the Funds may also enter into such futures contracts as part of their hedging strategy. Although, under some circumstances, prices of securities in the Funds' portfolio may be more or less volatile than prices of such futures contracts, the Investment Manager will attempt to estimate the extent of this difference in volatility based on historical patterns. The Investment Manager will attempt to compensate for it by having the Funds enter into a greater or lesser number of futures contracts or by attempting to achieve only a particular hedge against price changes affecting the Funds' portfolio securities. When hedging of this character is successful, any depreciation in the value of the portfolio securities will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of the Funds' portfolio securities will be substantially offset by a decline in the value of the futures position.

         On other occasions, the Funds may take "long" positions by purchasing such futures contracts. This would be done, for example, when the Funds anticipate the subsequent purchase of particular securities when they have the necessary cash but expect the prices or currency exchange rates available on the intended date of purchase in the applicable market to be less favorable than prices that are currently available.

         The underlying funds may engage in similar hedging transactions using futures contracts, which would operate in a similar manner and entail similar risks to the underlying funds.

         When buying or selling futures contracts, a Fund and an underlying fund must deposit an amount of cash, cash equivalents or liquid, high-quality debt instruments with its broker equal to a fraction of the contract amount. This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract, which will be returned to the Fund and underlying fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments to and from the broker, known as "variation margin," will be made at least daily as the price of the futures contract fluctuates and the Fund's and the underlying funds' position in the contract becomes more or less valuable. This process is known as "marking-to-market."

         Regulations of the Commodities Futures Trading Commission ("CFTC") applicable to the Funds and the underlying funds generally require that all of their futures transactions constitute "bona fide" hedging transactions. As a result, a Fund and an underlying fund will normally sell futures contracts to protect against a decrease in the price of securities it owns but intends to sell or purchase futures contracts to protect against an increase in the price of securities it intends to purchase. In addition, the Funds and the underlying funds may purchase and sell futures contracts and options as a substitute for a comparable market position in the underlying securities. Futures transactions need not constitute "bona fide" hedging under CFTC regulations if the aggregate initial margin and premiums required to establish such positions do not exceed 5% of each Fund's and each underlying fund's net assets.

         Risks Involved in Futures and Options Transactions. Futures and options transactions involve risks, which in some strategies can be substantial due to the low margin deposits required and the extremely high degree of leverage involved in futures and options trading. However, to the extent the Funds' futures and options practices are limited to hedging purposes, the Investment Manager does not believe that the Funds are subject to the degree of risk frequently associated with futures and options transactions. To the extent the Funds and the underlying funds engage in the use of futures and options on futures other than for hedging purposes, the Funds and the underlying funds may be subject to additional risk.

         Three principal areas of risk are present when futures and options contracts are used even in a hedging context. First, there may not always be a liquid secondary market for a futures or option contract at the time when a Fund or an underlying fund seeks to "close out" its position. If a Fund or an underlying fund is unable to "close out" a futures or option position and prices move adversely, the Fund or an underlying fund would have to continue to make daily cash payments to maintain its required margin, and if the Fund or an underlying fund has insufficient cash to meet this requirement, it may have to sell portfolio securities at a disadvantageous time. In addition, the Fund or an underlying fund might be required to deliver the securities underlying futures or options contracts it holds. Each Fund will seek to and the underlying funds may seek to reduce the risk that it will be unable to "close out" contracts by entering into only futures or options contracts that are traded on national exchanges and for which there appears to be a liquid secondary market.

         It is also possible that changes in the prices of futures or options contracts might correlate imperfectly, or not at all, with changes in the market values of the securities being hedged. This situation could result from price distortions in the futures or options markets due to, among other things, active trading by speculators and use of offsetting "closing" transactions by other investors seeking to avoid meeting additional margin deposit requirements. In the event of significant market distortions, it is possible that a Fund or an underlying fund could lose money on futures or options contracts and experience appreciation in the value of its portfolio securities, or vice versa.

         Finally, adverse market movements could cause a Fund or an underlying fund to lose up to its full investment in an options contract and/or to experience substantial losses on an investment in a futures contract. However, barring such significant market distortions, a similar result could be expected were the Fund or an underlying fund to invest directly in the securities being hedged. There is also the risk of loss by a Fund or an underlying fund of margin deposits in the event of bankruptcy of a broker with whom the Fund or an underlying fund has an open position in a futures contract or option.

         The extent to which each Fund may purchase and sell futures, options, equity index participations and index participation contracts may be limited by each Fund's intention to meet Internal Revenue Code of 1986, as amended (the "Code"), requirements for qualification as a regulated investment company. See "Taxes." An underlying fund's investment in such instruments may similarly be restricted by Code requirements.

                                      SWAPS

         Each of the Asset Director Funds may enter into swaps on various securities (such as U.S. Government securities), securities indices, interest rates, prepayment rates, foreign currencies or other financial instruments or indices in order to protect the value of the Asset Director Funds from interest rate fluctuations and to hedge against fluctuations in the floating rate market in which the Asset Director Funds' investments are traded, for both hedging and non-hedging purposes. While swaps are different from futures contracts (and options on futures contracts) in that swap contracts are individually negotiated with specific counterparties, the Asset Director Funds will use swap contracts for purposes similar to the purposes for which they use options, futures and options on futures. Those uses of swap contracts (i.e., risk management and hedging) present the Funds with risks and opportunities similar to those associated with options contracts, futures contracts and options on futures. See "Futures Contracts and Options on Futures Contracts" in this Statement of Additional Information.

         The Asset Director Funds may enter into these transactions to manage their exposure to changing interest rates and other market factors. Some transactions may reduce each Asset Director Fund's exposure to market fluctuations while others may tend to increase market exposure.

         The use of swaps involves investment techniques and risks different from and potentially greater than those associated with ordinary fund securities transactions. If the Investment Manager is incorrect in its expectations of market values, interest rates or currency exchange rates, the investment performance of the Asset Director Funds would be less favorable than it would have been if this investment technique were not used. The Asset Director Funds will only invest up to 5% of each Fund's net assets in swaps.

                                 PREFERRED STOCK

         The Funds may invest in preferred stock, although Balanced Allocation's and Growth Allocation's direct investments in preferred stock will not exceed 5% of each Fund's net assets. Preferred stock has priority over common stock as to income and generally as to assets of an issuer; however, income is usually limited to a definitive percentage regardless of the issuer's earnings. Preferred stock usually has limited voting rights. The Asset Director Funds will invest up to 5% of each Fund's net assets in preferred stock.

                             CONVERTIBLE SECURITIES

         Each of the Asset Director Funds may invest up to 5% of its net assets in securities that are convertible into common stock, including convertible bonds that are investment grade, convertible preferred stocks, and warrants. The S&P 500 Fund will not purchase convertible securities directly. It may, however, hold convertible securities to the extent that such holdings are incident to the Fund's ownership of common stocks.

         Convertible bonds are issued with lower coupons than nonconvertible bonds of the same quality and maturity, but they give holders the option to exchange their bonds for a specific number of shares of the company's common stock at a predetermined price. This structure allows the convertible bond holder to participate in share price movements in the company's common stock. The actual return on a convertible bond may exceed its stated yield if the company's common stock appreciates in value and the option to convert to common shares becomes more valuable.

         Convertible preferred stocks are nonvoting equity securities that pay a fixed dividend. These securities have a convertible feature similar to convertible bonds; however, they do not have a maturity date. Due to their fixed-income features, convertible issues typically are more sensitive to interest rate changes than the underlying common stock. In the event of liquidation, bondholders would have claims on company assets senior to those of stockholders; preferred stockholders would have claims senior to those of common stockholders.

         Warrants. The Funds or underlying funds may invest in warrants, which are options to purchase equity securities at specific prices valid for a specific period of time. The prices do not necessarily move parallel to the prices of the underlying securities. Warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer. If a warrant is not exercised within the specified time period, it will become worthless and a Fund or an underlying fund will lose the purchase price and the right to purchase the underlying security.

                         REAL ESTATE-RELATED INVESTMENTS

         The Asset Director Funds, and the OneSource Portfolios - Growth Allocation and Balanced Allocation may invest no more than 5% of each Fund's respective net assets in real estate-related investments. Real estate-related instruments include real estate investment trusts, commercial and residential mortgage-backed securities and real estate financings. Real estate-related instruments are sensitive to factors such as changes in real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.

                       PRECIOUS METAL-RELATED INVESTMENTS

         The Asset Director Funds, OneSource Portfolios - Growth Allocation and Balanced Allocation may invest no more than 5% of each Fund's respective net assets in precious metal-related investments. The Asset Director Funds, S&P 500 Fund, Analytics Fund, Growth Allocation and Balanced Allocation may invest in common stocks of domestic companies principally engaged in precious metal-related activities, which include companies principally engaged in the extraction, processing, distribution or marketing of precious metals if at the time of investment the Investment Manager considers that at least 50% of the company's assets, revenues or profits are derived from the precious metal industry. The Asset Director Funds, Growth Allocation and Balanced Allocation may also invest in securities of foreign companies principally engaged in the precious metals industry. For further disclosure on foreign securities, see "Foreign Investments" in this Statement of Additional Information.

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
         The Asset Director Funds, S&P 500 Fund, Analytics Fund, Growth Allocation and Balanced Allocation also may invest in futures on precious metals, such as gold futures, and options thereon. Such investments are subject to the investment limitations on investments in futures and options for the Asset Director Funds, S&P 500 Fund, Analytics Fund, Growth Allocation and Balanced Allocation as set forth in "Futures Contracts and Options on Futures Contracts" in this Statement of Additional Information.

         Prices of precious metals can be expected to respond to changes in rates of inflation and to perceptions of economic and political instability. Historically, the prices of precious metals and of securities of companies engaged in the precious metal-related activities have been subject to extreme fluctuations, reflecting wider economic or political instability or other reasons.

                           U.S. GOVERNMENT SECURITIES

         The Funds may purchase U.S. Government securities. Direct obligations of the U.S. Government are supported by the full faith and credit of the U.S. Treasury. While obligations of certain U.S. Government agencies and instrumentalities are similarly backed, those of others, such as the Federal National Mortgage Association and the Student Loan Marketing Association, are only supported by the right of the issuer to borrow from the U.S. Treasury, the discretionary authority of the U.S. Government to purchase the agency's obligations or the credit of the issuing agency or instrumentality. There can be no assurance that the U.S. Government would provide financial support to U.S. Government sponsored agencies or instrumentalities if it were not obligated to do so by law. A Fund will invest in U.S. Government securities not backed by the full faith and credit of the U.S. Treasury only when the Investment Manager is satisfied that the credit risk with respect to their issuer is minimal.

                                   GOVERNMENT
                          "MORTGAGE BACKED" SECURITIES

         Government "mortgage-backed" (or government guaranteed mortgage-related) securities are among the U.S. Government securities in which the Funds may invest. Mortgages backing the securities purchased by the Funds include, among others, conventional 30-year fixed rate mortgages, graduated payment mortgages, 15-year mortgages and adjustable rate mortgages. All of these mortgages can be used to create pass-through securities. A pass-through security is formed when mortgages are pooled together and undivided interests in the pool or pools are sold. The cash flow from the mortgages is passed through to the holders of the securities in the form of periodic payments of interest, principal and prepayments (net of a service fee). Prepayments occur when the holder of an individual mortgage prepays the remaining principal before the mortgage's scheduled maturity date. As a result of the pass-through of prepayments of principal on the underlying securities, mortgage-backed securities are often subject to more rapid prepayment of principal than their stated maturity indicates. Because the prepayment characteristics of the underlying mortgages vary, it is not possible to predict accurately the realized yield or average life of a particular issue of pass-through certificates. Prepayment rates are important because of their effect on the yield and price of the securities. Accelerated prepayments adversely impact yields for pass-throughs purchased at a premium (i.e., a price in excess of principal amount) and may involve additional risk of loss of principal because the premium may not have been fully amortized at the time the obligation is repaid. The opposite is true for pass-throughs purchased at a discount. The Funds may purchase mortgage-related securities at a premium or at a discount. Principal and interest payments on the mortgage-related securities are guaranteed by the government to the extent described below. Such guarantees do not extend to the value or yield of the mortgage-related securities themselves or of a Fund's shares.

         GNMA Certificates. Certificates of the Government National Mortgage Association ("GNMA") are mortgage securities which evidence an undivided interest in a pool or pools of mortgages. GNMA Certificates that the Funds may purchase are the "modified pass-through" type, which entitle the holder to receive timely payment of all interest and principal payments due on the mortgage pool, net of fees paid to the "issuer" and GNMA, regardless of whether or not the mortgagor actually makes the payment.

         The National Housing Act authorized GNMA to guarantee the timely payment of principal and interest on securities backed by a pool of mortgages insured by the Federal Housing Administration ("FHA") or guaranteed by the Veterans Administration ("VA"). The GNMA guarantee is backed by the full faith and credit of the U.S. Government. GNMA is also empowered to borrow without limitation from the U.S. Treasury if necessary to make any payments required under its guarantee.

         The average life of a GNMA Certificate is likely to be substantially shorter than the original maturity of the mortgages underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal investment long before the maturity of the mortgages in the pool. Foreclosures impose no risk to principal investment because of the GNMA guarantee, except to the extent that a Fund has purchased the certificates above par in the secondary market.

         FHLMC Securities. The Federal Home Loan Mortgage Corporation ("FHLMC") was created in 1970 to promote development of a nationwide secondary market in conventional residential mortgages. The FHLMC issues two types of mortgage pass-through securities ("FHLMC Certificates"): mortgage participation certificates ("PCs") and guaranteed mortgage certificates ("GMCs"). PCs resemble GNMA Certificates in that each PC represents a pro rata share of all interest and principal payments made and owed on the underlying pool. The FHLMC guarantees timely monthly payment of interest on PCs and the ultimate payment of principal.

         GMCs also represent a pro rata interest in a pool of mortgages. However, these instruments pay interest semi-annually and return principal once a year in guaranteed minimum payments. The expected average life of these securities is approximately 10 years. The FHLMC guarantee is not backed by the full faith and credit of the U.S. Government.

         FNMA Securities. The Federal National Mortgage Association ("FNMA") was established in 1938 to create a secondary market in mortgages the FHA insures. FNMA issues guaranteed mortgage pass-through certificates ("FNMA Certificates"). FNMA Certificates resemble GNMA Certificates in that each FNMA Certificate represents a pro rata share of all interest and principal payments made and owed on the underlying pool. FNMA guarantees timely payment of interest and principal on FNMA Certificates. The FNMA guarantee is not backed by the full faith and credit of the U.S. Government.

                          OTHER ASSET-BACKED SECURITIES

         The Asset Director Funds may invest a portion of their assets in debt obligations known as "Asset-Backed Securities" that are rated in one of the three highest rating categories by a nationally recognized statistical rating organization (e.g., S&P or Moody's) or, if not so rated, deemed to be of equivalent quality by the Investment Manager pursuant to guidelines adopted by the Board of

Trustees. Growth Allocation and Balanced Allocation do not currently intend to invest directly in Asset-Backed Securities, but they may invest in them indirectly through underlying funds. The credit quality of most Asset-Backed Securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator (or any other affiliated entities) and the amount and quality of any credit support provided to the securities. The rate of principal payments on Asset-Backed Securities generally depends on the rate of principal payments received on the underlying assets, which in turn may be affected by a variety of economic and other factors. As a result, the yield on any Asset-Backed Security is difficult to predict with precision, and actual yield to maturity may be more or less than the anticipated yield to maturity. Asset-Backed Securities may be classified as "Pass-Through Certificates" or "Collateralized Obligations."

         "Pass-Through Certificates" are asset-backed securities that represent undivided fractional ownership interests in the underlying pool of assets. Pass-Through Certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because Pass-Through Certificates represent ownership interests in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support.

         Asset-Backed Securities issued in the form of debt instruments, also known as Collateralized Obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. The assets collateralizing such Asset-Backed Securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the Asset-Backed Securities and any credit support provided. As a result, although payments on such Asset-Backed Securities are obligations of the issuers, in the event of default on the underlying assets not covered by any credit support, the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related Asset-Backed Securities.

                                CORPORATE BONDS

        Each of the Asset Director Funds may invest in corporate bonds rated in one of the four highest categories by a nationally recognized statistical rating organization. Corporate Bonds are issued in the form of debt instruments by a private corporation and are different in character from bonds issued by a government agency or municipality. Typical distinguishing features include the following: (1) they are taxable; (2) they have a par value of $1000; (3) they have a term maturity (which means they come due all at once) and are paid for out of a sinking fund accumulated for that purpose and they may be callable; and (4) they are often traded on major exchanges with prices published in the newspapers.

                              METHODS OF ALLOCATING
                                   CASH FLOWS

         While many Asset-Backed Securities are issued with only one class of security, many others are issued in more than one class, each with different payment terms. Multiple class Asset-Backed Securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is typically accomplished by creating one or more classes with a right to payments on the Asset-Backed Security that is subordinate to that of the remaining class or classes. Second, multiple classes may permit the issuance of securities with payment terms, interest rates or other characteristics that differ both from those of each other and from those of the underlying assets. Examples include so-called "multi-tranche CMOs" (collateralized mortgage obligations) with serial maturities such that all principal payments received on the mortgages underlying the securities are first paid to the class with the earliest stated maturity, and then sequentially to the class with the next stated maturity, "Strips" (Asset-Backed Securities that entitle the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security) and securities with a class or classes having characteristics that mimic the characteristics of non-Asset-Backed Securities, such as floating interest rates (i.e., interest rates that adjust as a specified benchmark changes) or scheduled amortization of principal.

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
                             TYPES OF CREDIT SUPPORT

         Asset-Backed Securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on these underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made timely. Protection against ultimate default ensures payment on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction, or through a combination of such approaches. Examples of Asset-Backed Securities with credit support that arises out of the structure of the transaction include "senior-subordinated securities" (multiple class Asset-Backed Securities with certain classes subordinate to other classes as to the payment of principal thereon, so that defaults on the underlying assets are borne first by the holders of the subordinated class) and Asset-Backed Securities that have "reserve funds" (cash or investments, sometimes funded from a portion of the initial payments on the underlying assets, are held in reserve against future losses) or that have been "overcollateralized" (the scheduled payments on, or the principal amount of, the underlying assets substantially exceed that required to make payment on the Asset-Backed Securities and pay any servicing or other fees). The degree of credit support provided on each issue is generally based on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an Asset-Backed Security.

                      CREDIT CARD RECEIVABLE SECURITIES

         The Asset Director Funds may invest directly, and the Growth Allocation and Balanced Allocation may invest indirectly through underlying funds, in Asset-Backed Securities backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities"). Most of the Credit Card Receivable Securities issued publicly to date have been Pass-Through Certificates. In order to lengthen the maturity of Credit Card Receivable Securities, most such securities provide for a fixed period during which only interest payments on the underlying accounts are passed through to the security holder and principal payments received on such accounts are used to fund the transfer of additional credit card charges made on an account to the pool of assets supporting the related Credit Card Receivable Securities. The initial fixed period may usually be shortened upon the occurrence of specified events that signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. The ability of the issuer to extend the life of an issue of Credit Card Receivable Securities thus depends upon the continued generation of additional principal amounts in the underlying accounts during the initial period and the non-occurrence of specified events. Competitive and general economic factors could adversely affect the rate at which new receivables are created in an account and conveyed to an issuer, shortening the expected weighted average life of the related Credit Card Receivable Security, and reducing its yield. An acceleration in cardholders' payment rates or any other event that shortens the period during which additional credit card charges on an account may be transferred to the pool of assets supporting the related Credit

Card Receivable Security could have a similar effect on the weighted average life and yield.

         Credit card holders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holders the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on accounts. In addition, unlike most other Asset-Backed Securities, accounts are unsecured obligations of the cardholder.

                             CERTIFICATES OF DEPOSIT
                            AND BANKERS' ACCEPTANCES

         The Funds may invest in certificates of deposit, which are certificates issued against funds deposited in a banking institution for a specified period of time at a specified interest rate. Bankers' acceptances are credit instruments evidencing a bank's obligation to pay a draft drawn on it by a customer. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. Each Fund will invest only in certificates of deposit and bankers' acceptances of banks that have capital, surplus and undivided profits in excess of $100 million.

                                COMMERCIAL PAPER

         The Funds may invest in Commercial Paper, which consists of short-term, unsecured promissory notes issued to finance short-term credit needs. The Funds will invest only in commercial paper that at the time of purchase is rated Prime-1 or Prime-2 by Moody's, A-1 or A-2 by S&P, "Duff 2" or higher by Duff & Phelps, Inc. ("Duff"), or "F2" or higher by Fitch Investors Services, Inc. ("Fitch") or if unrated by Moody's, S&P, Duff or Fitch, is determined by the Investment Manager, using guidelines approved by the Board of Trustees, to be at least equal in quality to one or more of the above ratings.

                            OTHER INVESTMENT POLICIES

         Securities that are acquired by the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation outside the United States and that are publicly traded in the United States, on a foreign securities exchange or in a foreign securities market are not considered by the Funds to be illiquid assets provided that: (i) the Funds acquire and hold the securities with the intention of reselling the securities in the foreign trading market, (ii) the Funds reasonably believe they can dispose of the securities readily in the foreign trading market or for cash in the United States, or (iii) foreign market and current market quotations are available readily. Investments may be in securities of foreign issuers, whether located in developed or undeveloped countries. Investments in foreign securities where delivery takes place outside the United States will have to be made in compliance with any applicable U.S. and foreign currency restrictions and tax laws (including laws imposing withholding taxes on any dividend or interest income) and laws limiting the amount and types of foreign investments. Changes of government administrations or economic or monetary policies in the United States or abroad, or changed circumstances regarding convertibility or exchange rates, could result in investment losses for the Funds. Investments in foreign securities may also subject the Funds to losses due to nationalization, expropriation or differing accounting practices and treatments. Moreover, investors should recognize that foreign securities are often traded with less frequency and volume, and therefore may have greater price volatility, than many U.S. securities. Notwithstanding that the Funds generally intend to acquire the securities of foreign issuers where there are public trading markets, the Funds' investments in the securities of foreign issuers may tend to increase the risks with respect to the liquidity of the Funds' portfolio and the Funds' ability to meet a large number of shareholder redemption requests should there be economic or political turmoil in a country in which the Funds have a substantial portion of their assets invested or should relations between the United States and foreign countries deteriorate markedly. Furthermore, the reporting and disclosure requirements applicable to foreign issuers may differ from those applicable to domestic issuers, and there may be difficulties in obtaining or enforcing judgments against foreign issuers.

         Loans of Portfolio Securities. The Funds or underlying funds may loan securities to qualified broker-dealers or other institutional investors provided: (i) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents maintained on a daily marked-to-market basis in an amount at least equal to the current market value of the securities loaned; (ii) the Fund or underlying fund may at any time call the loan and obtain the return of the securities loaned; (iii) the Fund or underlying fund will receive any interest or dividends paid on the loaned securities; and (iv) the aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the Fund or underlying fund.

         The lending of securities is a common practice in the securities industry. The Funds will engage in security lending arrangements with the primary objective of increasing the Funds' income through investment of the cash collateral in short-term, interest-bearing obligations but will do so only to the extent that the Funds will not lose the tax treatment available to regulated investment companies. The Funds will be entitled to all dividends or interest on any loaned securities. Loans of securities involve a risk that the borrower may fail to return the securities or provide additional collateral.

         Repurchase Transactions. Repurchase agreements are instruments under which a buyer acquires ownership of a security from a seller that agrees to repurchase the security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the buyer's holding period. Under the 1940 Act, a repurchase agreement is deemed to be a Fund's loan of money to the seller, collateralized by the underlying security. The interest rate is effective for the period of time in which the Funds are invested in the agreement and is not related to the coupon rate on the underlying security. Any repurchase agreements a Fund enters into will involve the Fund as the buyer and banks or broker-dealers as sellers (repurchase agreements with broker-dealers will be limited to obligations of the U.S. Government or its agencies or instrumentalities). The period of these repurchase agreements will be usually short--from overnight to one week--and at no time will the Funds invest in repurchase agreements for more than one year. However, securities subject to repurchase agreements may have maturity dates in excess of one year from the effective date of the repurchase agreements. The transaction requires the initial collateralization of the seller's obligation with securities having a market value, including accrued interest, equal to at least 102% of the dollar amount the Funds invest with the value marked-to-market daily to maintain 100% coverage. A default by the seller might cause the Funds to experience a loss or delay in the liquidation of the collateral securing the repurchase agreement. The Funds might also incur disposition costs in liquidating the collateral. The Funds will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of its custodian bank. The Funds may not enter into a repurchase agreement of more than seven days duration if, as a result, the market value of the

Funds' net assets, together with investments in other securities deemed to be not readily marketable, would be invested in excess of the Funds' policy on investments in illiquid securities.

         In the event of a bankruptcy or other default of a repurchase agreement's seller, a Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. Each Fund will not invest more than 10% of its net assets at the time of purchase in repurchase agreements maturing in more than seven days and other illiquid securities.

         Illiquid Securities. Each Fund, except the Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation, reserves the right to invest up to 10% of its net assets in illiquid securities. Each of the Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation reserves the right to invest up to 15% of its net assets in illiquid securities. Generally, an "illiquid security" is any security that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which the Funds have valued the instrument. Subject to this limitation, the Funds may invest in restricted securities when such investment is consistent with the Funds' investment objectives, and such securities may be considered to be liquid to the extent the Funds' Investment Manager determines that there is a liquid institutional or other market for such securities. In determining whether a restricted security is properly considered a liquid security, the Funds' Investment Manager, under the direction of the Board of Trustees, will take into account the following factors: (i) the frequency of trades and quotes for the security; (ii) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (iii) dealer undertakings to make a market in the security; and (iv) the nature of the security and marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). To the extent the Funds invest in restricted securities that are deemed liquid, the general level of illiquidity in the Funds' portfolios may be increased if qualified institutional buyers become uninterested in purchasing these securities contracts. The Funds will limit their investments in liquid restricted securities to 5% of their net assets.

         When-Issued and Delayed Delivery Securities. The Funds may hold securities on a "when-issued" or "delayed delivery" basis. When-issued or delayed delivery securities are securities purchased for future delivery at a stated price an yield. Generally, a Fund will not pay for securities until the Fund receives them. Securities purchased on a when-issued or delayed delivery basis are recorded as assets. During the period between the agreement date and the settlement date, the value of such securities may change as the prices of securities in the stock market increase or decrease, or as interest rates change. Default by the other party to the agreement may result in a loss to a Fund.

                      INVESTMENT IN UNDERLYING SCHWAB FUNDS

         The Asset Director Funds may invest, as described more fully in their Prospectus, in the following underlying SchwabFunds of the Trust: the International Index Fund, the Small-Cap Index Fund and the S&P 500 Fund. The investment objectives and investment policies, limitations, and techniques of these underlying SchwabFunds(R) and the risks associated with those investment policies, limitations, and techniques are described in the Asset Director Funds' Prospectus, or in this SAI. The investment objectives, policies, limitations and techniques of other underlying SchwabFunds are described more fully in their prospectuses and this SAI, which are available by contacting Schwab at 800-2 NO-LOAD, 24 hours a day, or

101 Montgomery Street, San Francisco, California 94104 (TDD users may contact Schwab at 800-345-2550), or electronically by using Schwab's World Wide Web address: http://www.schwab.com.

         In addition to utilizing the investment securities, techniques and policies and exposing themselves to similar limitations and risks as described in this SAI, the other underlying SchwabFunds(R) may also invest in restricted securities, collateralized mortgage obligations, municipal securities and index options.

         Although each Fund has the ability to invest all of the assets allocated to a particular asset class in one or more SchwabFunds, none of the Funds has a present intention to invest more than 5% of its total assets in any single SchwabFund that is not described below. However, if the Investment Manager determines in the future that it is in a Fund's best interest, the Investment Manager reserves the right to invest more than 5% of a Fund's total assets in a SchwabFund not described below, including SchwabFunds that do not currently exist. Each Fund may invest all of the assets allocated to the stock class (e.g., as much as 95% for the High Growth Fund) or to a stock sub-category in one or more of the S&P 500 Fund, the International Index Fund and the Small-Cap Index Fund.


         The S&P 500 Fund seeks to track the price and dividend performance (total return) of common stocks of U. S. companies, as represented by the S&P 500 Index(R), by investing in substantially all of the 500 common stocks composing the S&P 500 Index. Investments in this SchwabFund expose a Fund to stock risk. The S&P 500 Fund may also invest in short-term debt securities with attendant risks described above regarding investment in debt securities.


         The International Index Fund(R) attempts to track the price and dividend performance (total return) of the Schwab International Index, an index created by Schwab to represent the performance of common stocks and other equity securities including preferred stocks, rights and warrants issued by large, publicly traded companies from countries around the world with major developed securities markets, excluding the U.S. To the extent a Fund invests in this SchwabFund, which normally invests 80% of its assets in stocks which comprise the Schwab International Index, the Fund will be exposed to international stock risk, which is described above. The International Index Fund may also engage in foreign currency hedging, which involves certain costs that may result in losses to that SchwabFund, and although tending to minimize risk of certain losses also tends to limit certain potential gains.

         The Small-Cap Index Fund attempts to track the price and dividend performance (total return) of the Schwab Small-Cap Index(R), an index created by Schwab to represent the performance of common stocks of the second 1,000 largest U.S. corporations (excluding investment companies). To the extent a Fund invests in the Small-Cap Index Fund, which normally invests 80% of its assets in stocks which comprise the Schwab Small-Cap Index, the Fund will be exposed to risks of small company stocks.

         Each of the Schwab Index Funds engages in index or passive investing, and also seeks to minimize capital gain distributions by offsetting capital gains and capital losses and lowering portfolio turnover. These investment policies are intended to minimize the adverse federal income tax consequences of portfolio trading, but may increase the differences between the Schwab Index Funds' performance and the relevant index's performance. Each Schwab Index Fund may also purchase other investment securities or engage in securities techniques (normally up to 20% of its total assets) that are similar to the

Asset Director Funds' and will entail similar risks.

                      UNDERLYING FUND INVESTMENT TECHNIQUES

         The underlying funds for Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation may also engage in foreign currency transactions with respect to foreign securities investments; invest in restricted securities; sell securities short; borrow money for investment purposes (i.e., leverage their portfolio); write (sell) or purchase call or put options on securities or on stock indices; concentrate their assets in one industry; invest in master demand notes; invest in domestic equity securities; and enter into futures contracts and options on futures contracts. The underlying funds for the Asset Director Funds may also engage in foreign currency transactions with respect to foreign securities investments, borrow money and invest in futures and options. The risks associated with these investments are discussed below.

         To the extent that the underlying funds also invest or engage in swaps, preferred stock, convertible securities, real estate-related investments, precious metal-related investments, U.S. Government securities, government "mortgage-backed" securities, asset-backed securities, certificates of deposit and bankers' acceptances, commercial paper, repurchase transactions, and when-issued and delayed delivery securities, the underlying funds would be subject to risks associated with such investments similar to those risks discussed above regarding such investments by the Funds.

         Short Sales. An underlying fund may sell securities short. In a short sale, the underlying fund sells stock which it does not own, making delivery with securities "borrowed" from a broker. The underlying fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the underlying fund. Until the security is replaced, the underlying fund is required to pay the lender any dividends or interest that accrue during the period of the loan. In order to borrow the security, the underlying fund may also have to pay a premium which would increase the cost of the security sold. The broker will retain the proceeds of the short sale to the extent necessary to meet margin requirements until the short position is closed out.

         The underlying fund must also deposit in a segregated account an amount of cash or U.S. Government securities equal to the difference between (a) the market value of the securities sold short at the time they were sold short and
(b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the underlying fund must maintain daily the segregated account at such a level that (i) the amount deposited in it plus the amount deposited with the broker as collateral equals the current market value of the securities sold short and (ii) the amount deposited in it plus the amount deposited with the broker as collateral is not less than the market value of the securities at the time they were sold short. Depending upon market conditions, up to 80% of the value of an underlying fund's net assets may be deposited as collateral for the obligation to replace securities borrowed to effect short sales and allocated to a segregated account in connection with short sales. The underlying fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the underlying fund replaces the borrowed security. The underlying fund will realize a gain if the security declines in price between those dates. The amount of any gain will be decreased and the amount of any loss increased by the amount of any premium dividends or interest the underlying fund may be required to pay in connection with a short sale.

         A short sale is "against the box" if at all times when the short position is open the underlying fund owns an equal or greater amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Such a transaction defers a gain or loss for Federal income tax purposes. The procedures described above regarding deposits in a segregated account are not required to be followed for short sales "against the box."

         Leverage Through Borrowing. An underlying fund may borrow up to 25% of the value of its net assets on an unsecured basis from banks to increase its holdings of portfolio securities. Under the 1940 Act, the underlying fund is required to maintain continuous asset coverage of 300% with respect to such borrowings and to sell (within three days) sufficient portfolio holdings to restore such coverage if it should decline to less than 300% due to market fluctuations or otherwise, even if it is disadvantageous to do so from an investment standpoint. Leveraging will exaggerate the effect of any increase or decrease in the value of portfolio securities on the underlying fund's net asset value. Money borrowed will also be subject to interest costs (which may include commitment fees and/or the cost of maintaining minimum average balances), which may or may not exceed the interest and option premiums received from the securities purchased with borrowed underlying funds.

         Derivatives. An underlying fund may invest in the following instruments that are known commonly as derivatives. Generally, a derivative is a financial arrangement, the value of which is based on or "received" from a traditional security, asset or market index.

         Hedging. An underlying fund may employ many of the investment techniques described herein not only for investment purposes which may be considered speculative, but also for hedging purposes. For example, an underlying fund may purchase or sell put and call options on common stocks to hedge against movement in individual common stock prices, or purchase and sell stock index futures and related options to hedge against marketwide movements in common stock prices. Although such hedging techniques generally tend to minimize the risk of loss that is hedged against, they may also limit commensurably the potential gain that might have resulted had the hedging transaction not occurred. Also, the desired protection generally resulting from hedging transactions may not always be achieved.

         Master Demand Notes. Although the Funds will not do so, underlying funds (particularly money market mutual funds) may invest up to 100% of their assets in master demand notes. Master demand notes are unsecured obligations of U.S. corporations redeemable upon notice that permit investment by an underlying fund of fluctuating amounts at varying rates of interest pursuant to direct arrangements between the fund and the issuing corporation. Because they are direct arrangements between the underlying fund and the issuing corporation, there is no secondary market for the notes. However, they are redeemable at face value, plus accrued interest, at any time.

         Domestic Equity Securities. The underlying funds, particularly global underlying funds, also may be able to purchase equity securities of U.S. companies. Equity securities are ownership interests in the net worth of a corporation and include common stocks, convertible securities and warrants. Common stock prices can be volatile in the short term. Market conditions or other company, political and economic news can often cause large changes in a stock's price. Such investments entail market risk, i.e., the risk of being invested in stocks when the market goes down, resulting in stock prices declining over short or even long periods.

                             INVESTMENT RESTRICTIONS

         Except as otherwise noted, the restrictions below are fundamental and cannot be changed without approval of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act). With respect to the Analytics Fund and the Schwab OneSource Portfolios-International, investment restriction numbers 3, 4, 6 and 7 are non-fundamental and may be changed by the Trust's Board of Trustees. Each of the Funds, with the exception of Growth Allocation and Balanced Allocation, may not:

         1) As to 75% of its assets, purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities or investments in other registered investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer.

         2) Purchase securities (other than securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any industry (except that the International Index Fund and Small-Cap Index Fund may purchase securities under such circumstances only to the extent that the International Index or Small-Cap Index, respectively, is also so concentrated and that the S&P 500 Fund and Analytics Fund may purchase securities under such circumstances only to the extent that the S&P 500 is also so concentrated, and except that the Schwab OneSource Portfolios-International will invest 25% or more of its total assets in other investment companies).

         3) Invest more than 10% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of seven days (except that the Schwab OneSource Portfolios-International may not invest more than 15% of its net assets in illiquid securities).

         4) Purchase or retain securities of an issuer if any of the officers, Trustees or Directors of the Trust or the Investment Manager individually own beneficially more than 1/2 of 1% of the securities of such issuer and together beneficially own more than 5% of the securities of such issuer.

         5) Purchase or sell commodities, commodity contracts or real estate, including interests in real estate limited partnerships, provided that each Fund may (i) purchase securities of companies that deal in real estate or interests therein, (ii) purchase or sell futures contracts, options contracts, equity index participations and index participation contracts, and (iii) for the Asset Director Funds, S&P 500 Fund, and Analytics Fund, purchase securities of companies that deal in precious metals or interests therein.

         6) Invest for the purpose of exercising control or management of another issuer.

         7) Purchase securities of other investment companies, except as permitted by the 1940 Act, including any exemptive relief granted by the SEC.

         8) Lend money to any person, except that each Fund may (i) purchase a portion of an issue of short-term debt securities or similar obligations (including repurchase agreements) that are distributed publicly or customarily purchased by institutional investors, and (ii) lend its portfolio securities.

         9) Borrow money or issue senior securities, except that each Fund may borrow from banks as a temporary measure to satisfy redemption requests or for extraordinary or emergency purposes and then only in an amount not to exceed one-third of the value of its total assets (including the amount borrowed), provided that each Fund will not purchase securities while borrowings represent more than 5% of its total assets.

         10) Pledge, mortgage or hypothecate any of its assets, except that, to secure allowable borrowings, each Fund may do so with respect to no more than one-third of the value of its total assets.

         11) Underwrite securities issued by others, except to the extent it may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of securities from its investment portfolio.

         In order to permit the sale of shares of each Fund in certain jurisdictions, each Fund may make commitments more restrictive than the fundamental operating restrictions described above. Should it do so and later determine that any such commitment is no longer in the best interests of the Fund and its shareholders, it will revoke the commitment(s) by terminating sales of its shares in the jurisdiction(s) involved.

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
         The following restrictions are non-fundamental and may be changed by the Trust's Board of Trustees. Each of the Funds, with the exception of Growth Allocation and Balanced Allocation, may not:

         1) Purchase more than 10% of any class of securities of any issuer if, as a result of such purchase, it would own more than 10% of such issuer's outstanding voting securities.

         2) Invest more than 5% of its net assets in warrants, valued at the lower of cost or market, and no more than 40% of this 5% may be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange, provided, however, that for purposes of this restriction, warrants acquired by a Fund in units or attached to other securities are deemed to be without value.

         3) Purchase puts, calls, straddles, spreads or any combination thereof if by reason of such purchase the value of its aggregate investment in such securities would exceed 5% of the Fund's net assets.

         4) Make short sales, except for short sales against the box.

         5) Purchase or sell interests in oil, gas or other mineral development programs or leases, although it may invest in companies that own or invest in such interests or leases.

         6) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

         Investments in Other Mutual Funds. The Schwab OneSource(R) Portfolios-International intends to purchase shares of underlying funds in compliance with the requirements of Section 12(d)(1)(F) of the 1940 Act. Under that provision, the Fund is prohibited from purchasing the securities of an underlying fund if, as a result, the Fund together with its affiliates would own more than 3% of the total outstanding securities of that underlying fund. In addition, the Fund is required to seek voting instructions from its shareholders regarding underlying fund proxies, and to vote such proxies in accordance with the instructions received or to vote such proxies in the same proportion as the vote of all other holders of the underlying fund securities.

 GROWTH ALLOCATION AND BALANCED ALLOCATION FUNDAMENTAL INVESTMENT RESTRICTIONS.

The restrictions numbered 1, 2 and 3 immediately below are fundamental and cannot be changed without approval of the holders of a majority of the outstanding voting securities (as defined in the 1940 Act). For more detailed information, see "1940 Act Restrictions" and "Other Investment Policies" discussed below. The Growth Allocation and Balanced Allocation:

         1) May purchase securities of any issuer only when consistent with the maintenance of its status as a diversified company under the 1940 Act.

         2) May not concentrate investments in a particular industry or group of industries as concentration is defined under the 1940 Act, or the rules or regulations thereunder; except that the Growth Allocation and Balanced Allocation may be considered to be concentrated in investments in other investment companies.

         3) May (i) purchase or sell commodities, commodities contracts, or real estate, (ii) lend or borrow money, (iii) issue senior securities, (iv) underwrite securities, or (v) pledge, mortgage or hypothecate any of its assets, only if permitted by the 1940 Act or the rules or regulations thereunder.

         The Growth Allocation's and Balanced Allocation's fundamental investment policies have been adopted to avoid wherever possible the necessity of shareholder meetings otherwise required under the 1940 Act. This recognizes the need to react quickly to changes in the law or new investment opportunities in the securities markets and the cost and time involved in obtaining shareholder approvals for diversely held investment companies. However, the Growth Allocation and Balanced Allocation have also adopted non-fundamental investment policies, set forth below, which are more restrictive than their fundamental investment policies. The Growth Allocation's and Balanced Allocation's non-fundamental investment policies may be changed by a vote of the Board of Trustees. Any changes in either the Growth Allocation's or Balanced Allocation's non-fundamental investment policies will be communicated to the Fund's shareholders prior to the effectiveness of the changes.

         1940 ACT RESTRICTIONS. Under the 1940 Act and the rules, regulations and interpretations thereunder, a "diversified company," as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government or its agencies or instrumentalities) if, as a result, more than 5% of the value of its total assets would be invested in the securities of such issuer or more than 10% of the issuer's voting securities would be held by the fund. "Concentration" is generally interpreted under the 1940 Act as investing 25% or more of total assets in an industry or group of industries. The 1940 Act limits the ability of investment companies to borrow and lend money and to underwrite securities. The 1940 Act currently prohibits an open-end fund from issuing senior securities, as defined in the 1940 Act, except under very limited circumstances.

         OTHER INVESTMENT POLICIES FOR GROWTH ALLOCATION AND BALANCED ALLOCATION. The following investment policies and restrictions are non-fundamental and may be changed by the Trust's Board of Trustees. The Growth Allocation and Balanced Allocation may not:

         1) Invest more than 15% of its net assets in illiquid securities, including repurchase agreements with maturities in excess of 7 days.

         2) Purchase or retain securities of an issuer if any of the officers, Trustees or Directors of the Trust or the Investment Manager individually own beneficially more than 1/2 of 1% of the securities of such issuer and together beneficially own more than 5% of the securities of such issuer.

         3) Invest for the purpose of exercising control or management of another issuer.

         4) Purchase securities of other investment companies, except as permitted by the 1940 Act, including any exemptive relief granted by the SEC.

         5) Purchase more than 10% of any class of securities of any issuer if, as a result of such purchase, it would own more than 10% of such issuer's outstanding voting securities.

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
         6) Invest more than 5% of its net assets in warrants, valued at the lower of cost or market, and no more than 40% of this 5% may be invested in warrants that are not listed on the New York Stock Exchange or the American Stock Exchange, provided, however, that for purposes of this restriction, warrants acquired by a Fund in units or attached to other securities are deemed to be without value.

         7) Purchase puts, calls, straddles, spreads or any combination thereof if by reason of such purchase the value of its aggregate investment in such securities would exceed 5% of the Fund's net assets.

         8) Make short sales, except for short sales against the box.

         9) Purchase or sell interests in oil, gas or other mineral development programs or leases, although it may invest in companies that own or invest in such interests or leases.

         10) Purchase securities on margin, except such short-term credits as may be necessary for the clearance of purchases and sales of securities.

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
                             MANAGEMENT OF THE TRUST

         OFFICERS AND TRUSTEES. The officers and Trustees of the Trust, their principal occupations over the past five years and their affiliations, if any, with The Charles Schwab Corporation, Schwab and the Investment Manager, are as follows:



NAME/DATE OF BIRTH                 POSITION WITH
                                   THE TRUST                    PRINCIPAL OCCUPATION

CHARLES R. SCHWAB(*)               Chairman and Trustee         Chairman, Chief Executive Officer and Director, The
July 29, 1937                                                   Charles Schwab Corporation; Chairman and Director,
                                                                Charles Schwab & Co., Inc. and Charles Schwab
                                                                Investment Management, Inc.; Chairman and Director,
                                                                The Charles Schwab Trust Company; Chairman and
                                                                Director (current board positions), and Chairman
                                                                (officer position) until December 1995, Mayer &
                                                                Schweitzer, Inc. (a securities brokerage subsidiary of
                                                                The Charles Schwab Corporation); Director, The Gap,
                                                                Inc. (a clothing retailer), Transamerica Corporation
                                                                (a financial services organization), AirTouch
                                                                Communications (a telecommunications company) and
                                                                Siebel Systems (a software company).

TIMOTHY F. McCARTHY(**)           President and Trustee         Executive Vice President - Mutual Funds, Charles
September 19, 1951                                              Schwab & Co., Inc.; Executive Vice President-
                                                                President, Financial Products and International Group,
                                                                The Charles Schwab Corporation; Chief Executive
                                                                Officer, Charles Schwab Investment Management, Inc.;
                                                                Vice Chairman and Chief Operating Officer, Charles
                                                                Schwab Limited; Director, Mayer & Schweitzer.  From
                                                                1994 to 1995, Mr. McCarthy was Chief Executive
                                                                Officer, Jardine Fleming Unit Trusts Ltd.; Executive
                                                                Director, Jardine Fleming Holdings Ltd.; Chairman,
                                                                Jardine Fleming Taiwan Securities Ltd.; and Director
                                                                of JF India and Fleming Flagship, Europe. Prior to
                                                                1994, he was President of Fidelity Investments Advisor
                                                                Group, a division of Fidelity Investments in Boston.

------------------
     *    Mr. Schwab is an "interested person" of the Trust.

    **    Mr. McCarthy is an "interested person" of the Trust.

DONALD F. DORWARD                  Trustee                      President and Chief Executive Officer, Dorward &
September 23, 1931                                              Associates (advertising and marketing/consulting).

ROBERT G. HOLMES                   Trustee                      Chairman, Chief Executive Officer and Director,
May 15, 1931                                                    Semloh Financial, Inc.  Semloh Financial is an
                                                                international financial services and investment
                                                                advisory firm.

DONALD R. STEPHENS                 Trustee                      Managing Partner, D.R. Stephens & Co. (investment
June 28, 1938                                                   banking). From 1985 to 1995, Mr. Stephens was Chairman
                                                                and Chief Executive Officer of North American Trust (a
                                                                real estate investment trust). Prior to 1992, Mr.
                                                                Stephens was Chairman and Chief Executive Officer of
                                                                the Bank of San Francisco.


MICHAEL W. WILSEY                  Trustee                      Chairman, Chief Executive Officer and Director,
August 18, 1943                                                 Wilsey Bennett, Inc. (truck and air transportation, real
                                                                estate investment and management, and investments).

TAI-CHIN TUNG                      Treasurer and Principal      Vice President - Finance, Charles Schwab & Co., Inc.;
March 7, 1951                      Financial Officer            Controller, Charles Schwab Investment Management,
                                                                Inc.  From 1994 to 1996, Ms. Tung was Controller for
                                                                Robertson Stephens Investment Management, Inc.
                                                                From 1993 to 1994, she was Vice President of Fund
                                                                Accounting, Capital Research and Management Co.
                                                                Prior to 1993, Ms. Tung was Senior Vice President of
                                                                the Sierra Funds and Chief Operating Officer of Great
                                                                Western Financial Securities.

WILLIAM J. KLIPP(*)                Executive Vice               Executive Vice President-SchwabFunds(R), Charles
December 9, 1955                   President, Chief             Schwab & Co., Inc.; President and Chief Operating
                                   Operating Officer and        Officer, Charles Schwab Investment Management,
                                   Trustee                      Inc. Prior to 1993, Mr. Klipp was Treasurer of Charles
                                                                Schwab & Co., Inc. and Mayer & Schweitzer, Inc.

STEPHEN B. WARD                    Senior Vice President and    Senior Vice President and Chief Investment Officer,
April 5, 1955                      Chief Investment             Charles Schwab Investment Management, Inc.
                                   Officer


------------------
     *    Mr. Klipp is an "interested person" of the Trust.

FRANCES COLE            Secretary               Vice President, Chief Counsel, Chief Compliance
September 9, 1955                               Officer and Assistant Corporate Secretary, Charles
                                                Schwab Investment Management, Inc.

DAVID H. LUI            Assistant Secretary     Vice President and Senior Counsel - Charles Schwab
October 14, 1960                                Investment Management, Inc.  From 1991 to 1992, he
                                                was Assistant Secretary and Assistant Corporate
                                                Counsel for the Franklin Group of Mutual Funds.

CHRISTINA M. PERRINO    Assistant Secretary     Vice President and Senior Counsel - Charles Schwab
June 16, 1961                                   Investment Management, Inc.  Prior to 1994, she was
                                                Counsel and Assistant Secretary for North American
                                                Security Life Insurance Company and Secretary for
                                                North American Funds.

KAREN L. SEAMAN         Assistant Secretary     Corporate Counsel - Charles Schwab Investment
February 27, 1968                               Management, Inc.  From October, 1994 to July 1996,
                                                Ms. Seaman was Attorney for Franklin Resources, Inc.
                                                Prior to 1994, Ms. Seaman was  an attorney for The
                                                Benham Group.

         Each of the above-referenced Officers and/or Trustees also serves in the same capacity as described for the Trust, Schwab Investments, The Charles Schwab Family of Funds and Schwab Annuity Portfolios. The address of each individual listed above is 101 Montgomery Street, San Francisco, California 94104.

                              COMPENSATION TABLE(1)

                                                    Pension or
                                                    Retirement             Estimated Annual
                                                    Benefits Accrued as    Benefits upon
                            Aggregate               Part of Fund           Retirement from         Total
Name of Person,             Compensation            Expenses from the      the Fund                Compensation from
Position                    from the Trust          Fund Complex(2)        Complex(2)              the Fund Complex(2)
---------------             --------------          -----------------      ----------------        -------------------
Charles R. Schwab,                   0                    N/A                    N/A                           0
Chairman and Trustee

Timothy F. McCarthy,                 0                    N/A                    N/A                           0
President and Trustee

William J. Klipp,                    0                    N/A                    N/A                           0
Executive Vice
President, Chief
Operating Officer and
Trustee

Donald F. Dorward,              16,150                    N/A                    N/A                      81,100
Trustee

Robert G. Holmes,               16,150                    N/A                    N/A                      81,100
Trustee

Donald R. Stephens,             16,150                    N/A                    N/A                      81,100
Trustee

Michael W. Wilsey,              16,150                    N/A                    N/A                      81,100
Trustee

         (1) Figures are for the Trust's fiscal year ended October 31, 1996.
         (2) "Fund Complex" comprises all 29 funds of the Trust, The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios.

                           DEFERRED COMPENSATION PLAN
         Pursuant to exemptive relief received by the Trust from the SEC, the Trust may enter into deferred fee arrangements (the "Fee Deferral Plan" or the "Plan") with the Trust's Trustees who are not "interested persons" of any of the Funds of the Trust (the "Independent Trustees" or the "Trustees").

         As of the date of this Statement of Additional Information, none of the Independent Trustees has elected to participate in the Fee Deferral Plan. In the event an Independent Trustee does elect to participate in the Plan, the Plan would operate as described below.

         Under the Plan, deferred Trustee's fees will be credited to a book reserve account established by the Trust (the "Deferred Fee Account") as of the date such fees would have been paid to such Trustee. The value of the Deferred Fee Account as of any date will be equal to the value the Account would have had as of that date if the amounts credited to the Account had been invested and reinvested in the securities of the SchwabFund(R) or SchwabFunds selected by the participating Trustee (the "Selected SchwabFund Securities"). SchwabFunds include the series or classes of beneficial interest of the Trust, The Charles Schwab Family of Funds and Schwab Investments.

         Pursuant to the exemptive relief granted to the Trust, each Fund will purchase and maintain the Selected SchwabFund Securities in an amount equal to the deemed investments in that Fund of the Deferred Fee Accounts of the Independent Trustees. The exemptive relief granted to the Trust permits the Funds and the Trustees to purchase the Selected SchwabFund Securities, which transactions would otherwise be limited or prohibited by the investment policies and/or restrictions of the Funds. See "Investment Restrictions."

                               INVESTMENT MANAGER

         The Investment Manager, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the Funds' investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (the "Advisory Agreement") between it and the Trust. The Investment Manager is registered as an investment adviser under the Investment Advisers Act of 1940, as amended, and currently provides investment management services to the SchwabFunds Family(R), a family of 26 mutual funds with over $45 billion in assets as of February 4, 1997. The Investment Manager is an affiliate of: Schwab; the Trust's distributor; the shareholder services; and the transfer agent. The Advisory Agreement will continue in effect until May 30, 1998 with respect to each of the Funds and thereafter will continue for one year terms subject to annual approval by: (1) the Trust's Board of Trustees or (2) a vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of a Fund. In either event, the continuance must also be approved by a majority of the Trust's Board of Trustees who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party by vote cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement may be terminated at any time upon 60 days' notice by either party, or by a majority vote of the outstanding shares of a Fund, and will terminate automatically upon assignment.


         International Index Fund. For its advisory and administrative services to the International Index Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.70% of the Fund's average daily net assets not in excess of $300 million and 0.60% of net assets over $300 million.

       The Investment Manager and Schwab have guaranteed that, through at least February 29, 2000, the total fund operating expenses allocable to the Investor Shares and Select Shares of the International Index Fund will not exceed 0.58% and [____%], respectively, of the average daily net assets of each class of shares.

         For the fiscal years ended October 31, 1996, 1995 and 1994, the International Index Fund paid investment advisory fees of $886,000, $665,000 and $474,000, respectively (fees were reduced by $675,000, $415,000 and $388,000, respectively).


         Small-Cap Index Fund. For its advisory and administrative services to the Small-Cap Index Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.50% of the Fund's average daily net assets not in excess of $300 million and 0.45% of net assets over $300 million.


         The Investment Manager and Schwab have guaranteed that, through at least February 29, 2000, the total fund operating expenses allocable to the Investor Shares and Select Shares of the Small-Cap Index Fund will not exceed 0.49% and [____%], respectively, of the average daily net assets of each class of shares.

         For the fiscal years ended October 31, 1996 and 1995, and for the fiscal period from December 3, 1993 (commencement of operations) to October 31, 1994, the Small-Cap Index Fund paid investment advisory fees of $520,000, $332,000 and $152,000, respectively (fees were reduced by $347,000, $115,000 and $107,000, respectively).


         Asset Director Funds. For its advisory and administrative services to the Asset Director Funds, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.74% of each Fund's average daily net assets not in excess of $1 billion, 0.69% of the next $1 billion and 0.64% of net assets over $2 billion.


         The Investment Manager and Schwab have guaranteed that, through at least February 28, 1998, the total fund operating expenses for each Asset Director Fund will not exceed 0.89% of the Fund's average daily net assets.

         For the fiscal period of November 20, 1995 (commencement of operations) to October 31, 1996, the High Growth Fund, the Balanced Growth Fund, and the Conservative Growth Fund paid investment advisory fees of $337,000 $219,000, and $26,000 respectively. (Fees were reduced by $296,000, $242,000 and $118,000 respectively).


         S&P 500 Fund. For its advisory and administrative services to the S&P 500 Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.36% of the Fund's average daily net assets not in excess of $1 billion, 0.33% of the next $1 billion and 0.31% of net assets over $2 billion.


         The Investment Manager and Schwab have guaranteed that, through at least February 29, 2000, the total operating expenses allocable to the Investor Shares , the e.Shares(TM), and the Select Shares will not exceed 0.35%, 0.28% and [____%], respectively, of the average daily net assets of each class of shares.

         For the fiscal period of May 1, 1996 (commencement of operations) to October 31, 1996, the S&P 500 Fund paid investment advisory fees of $128,000 (fees were reduced by $223,000).

         Analytics Fund. For its advisory and administrative services to the Analytics Fund, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.74% of the Fund's average daily net assets not in excess of $1 billion, 0.69% of the next $1 billion and 0.64% of net assets over $2 billion.

         The Investment Manager and Schwab have guaranteed that, through at least February 28, 1998, the total fund operating expenses for the Analytics Fund will not exceed 0.75% of its average daily net assets.

         For the fiscal period of July 1, 1996 (commencement of operations) to October 31, 1996, the Analytics Fund paid investment advisory fees of $66,000 (fees were reduced by $151,000).

         Schwab OneSource Portfolios-International. For its advisory and administrative services to the Schwab OneSource Portfolios-International, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.74% of the Fund's average daily net assets not in excess of $1 billion, 0.69% of the next $1 billion and 0.64% of net assets over $2 billion.

         The Investment Manager and Schwab have guaranteed that, through at least February 28, 1999, the total fund operating expenses for the Schwab OneSource Portfolios-International will not exceed 0.50% of its average daily net assets.

         For the fiscal period of October 16, 1996 (commencement of operations) to October 31, 1996, the Schwab OneSource Portfolios-International paid investment advisory fees of $0 (fees were reduced by $17,000).

         Growth Allocation and Balanced Allocation. For its advisory and administrative services to the Growth Allocation and Balanced Allocation, the Investment Manager is entitled to receive a graduated annual fee, payable monthly, of 0.74% of the first $1 billion of each Fund's average daily net assets, 0.69% of the next $1 billion, and 0.64% of net assets over $2 billion.

         The Investment Manager and Schwab have guaranteed that, through at least February 28, 1999, the fund selection and investment management fees for each Fund will not exceed 0.50% of its average daily net assets.

         Schwab currently receives remuneration from fund companies participating in its Mutual Fund OneSource(R) service equal to 0.25% to 0.35% per annum of assets invested in OneSource Funds. The Investment Manager and Schwab provide investment management and other services to all of Schwab's proprietary funds and receive compensation from them. In light of this remuneration and compensation, Schwab guarantees, through at least December 31, 2001, to waive its Transfer Agent and Shareholder Service fees for OneSource Portfolios International, Growth Allocation and Balanced Allocation. These fees normally total 0.25% for each Fund. After December 31, 2001, the guarantee may be terminated, modified or continued.

         Additional Information. From time to time, each Fund may compare its total operating expense ratio to the total operating expense ratio of other mutual funds or mutual fund averages with similar investment objectives as reported by Lipper Analytical Service, Inc., Morningstar, Inc. or other independent sources of such information ("independent sources").

                                   SUB-ADVISER

         With respect to the Analytics Fund, the Investment Manager has entered into an investment sub-advisory agreement (the "Sub-Advisory Agreement") with Symphony Asset Management, Inc. (the "Sub-Adviser" or "Symphony") pursuant to which Symphony Asset Management, Inc. will act as the Fund's sub-adviser. The Sub-Adviser is registered as an investment adviser under the Investment Advisers Act of 1940 and currently manages directly and indirectly approximately $700 million in institutional and private account assets.

         The Sub-Adviser makes investment decisions for the Analytics Fund's non-cash investments and uses quantitative techniques and proprietary real-time databases and software models to continually identify and rank stocks that exhibit a favorable combination of attributes that have historically been associated with aggregate total returns greater than that of the S&P 500. Once rankings are determined, statistical methodologies will be used to construct a portfolio of the most attractive stocks in terms of potential long-term capital growth.

         For the Sub-Adviser's services relating to the Analytics Fund, the Investment Manager pays the Sub-Adviser an annual investment sub-advisory fee, payable monthly, of 0.20% of the Fund's average daily net assets not in excess of $300 million, 0.15% of the next $500 million and 0.10% of such assets over $800 million.

         As of February 28, 1997, Symphony no longer served as sub-adviser to the Asset Director Funds. Instead, the Investment Manager became responsible for providing all investment advisory services to the Asset Director Funds.

         As of May 1, 1995 and June 30, 1995, Dimensional Fund Advisors Inc. ("Dimensional") no longer served as the sub-adviser to the Small-Cap Index Fund and International Index Fund, respectively. As of the same dates, the Investment Manager became responsible for providing all investment advisory services to the Funds.

         Expenses. Under the Sub-Advisory Agreement between Dimensional and the Investment Manager, the Investment Manager paid Dimensional the following amounts for the fiscal periods indicated below.

         International Index Fund: for the fiscal years ended October 31, 1996, 1995 and 1994, Dimensional was paid $0, $143,000 and $185,000 respectively.

         Small-Cap Index Fund: for the fiscal year ended October 31, 1996, 1995 and for the fiscal period from December 3, 1993 (commencement of operations) to October 31, 1994, Dimensional was paid $0, $36,000 and $51,000, respectively.

         Asset Director Funds for the fiscal period from November 20, 1995 (commencement of operations) to October 31, 1996 paid Symphony $120,156.

                                   DISTRIBUTOR

         Pursuant to a Distribution Agreement, Schwab is the principal underwriter for shares of the Trust and is the Trust's agent for the purpose of the continuous offering of the Funds' shares. Each Fund pays the cost of the prospectuses and shareholder reports to be prepared and delivered to existing shareholders. Schwab pays such costs when the described materials are used in connection with the offering of shares to prospective investors and for supplementary sales literature and advertising. Schwab receives no fee under the Distribution Agreement. Terms of continuation, termination and assignment under the Distribution Agreement are identical to those described above with respect to the Advisory Agreement.

                                   CONSULTANT

         The Investment Adviser has hired and pays Symphony as a consultant for the Asset Director Funds. Symphony provides the Tactical Asset Allocation Model described below under "Indexing and Asset Allocation -- the Schwab Index Funds and the Schwab Asset Allocation Funds."

                          CUSTODIAN AND FUND ACCOUNTANT

         State Street Bank and Trust Company, at 1 Heritage Drive, North Quincy, Massachusetts 02171-2197, serves as Custodian and Fund Accountant for the International Index Fund, Small-Cap Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation.

         On or about April 1, 1997, Morgan Stanley Trust Company and Federated Services Company are expected to replace State Street Bank and Trust Company as Custodian and Fund Accountant, respectively, for the above-mentioned Funds. Morgan Stanley is located at 1 Pierrepont Plaza, Brooklyn, New York 11201; Federated Services Company's address is 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222.

         PNC Bank, National Association, at the Airport Business Center, 200 Stevens Drive, Suite 440, Lester, Pennsylvania 19113, serves as Custodian for the S&P 500 Fund and Analytics Fund. PFPC Inc., at 400 Bellevue Parkway, Wilmington, Delaware 19809, serves as Fund Accountant for the S&P 500 Fund and Analytics Fund.

                                   ACCOUNTANTS
                           AND REPORTS TO SHAREHOLDERS

         The Trust's independent accountants, Price Waterhouse LLP, audit and report on the annual financial statements of each series of the Trust and review certain regulatory reports and each Fund's federal income tax return.

         Price Waterhouse LLP also performs other professional accounting, auditing, tax and advisory services when the Trust engages it to do so. Shareholders will be sent audited annual and unaudited semi-annual financial statements. The address of Price Waterhouse LLP is 555 California Street, San Francisco, California 94104.

                                  LEGAL COUNSEL

         Ropes & Gray, One Franklin Square, 1301 K Street, N.W., Suite 800 East, Washington, D.C. 20005, is counsel to the Trust.

                       PORTFOLIO TRANSACTIONS AND TURNOVER

                             PORTFOLIO TRANSACTIONS

         In effecting securities transactions for the Funds, the Investment Manager and the Sub-Adviser seek to obtain best price and execution. Subject to the supervision of the Board of Trustees, the Investment Manager and the Sub-Adviser will generally select brokers and dealers for the Funds primarily on the basis of the quality and reliability of brokerage services, including execution capability and financial responsibility. In assessing these criteria, the Investment Manager and the Sub-Adviser will, among other things, monitor the performance of brokers effecting transactions for the Funds to determine the effect, if any, the Funds' transactions through those brokers have on the market prices of the stocks involved. This may be of particular importance for the Funds' investments in relatively smaller companies whose stocks are not as actively traded as those of their larger counterparts. The Funds will seek to buy and sell securities in a manner that causes the least possible fluctuation in the prices of those stocks in view of the size of the transactions.

         In an attempt to obtain best execution for the Funds, the Investment Manager and the Sub-Adviser may also place orders directly with market makers or with third market brokers, Instinet or brokers on an agency basis. Placing orders with third market brokers or through Instinet may enable the Funds to trade directly with other institutional holders on a net basis. At times, this may allow the Funds to trade larger blocks than would be possible trading through a single market maker.

         When the execution and price offered by two or more broker-dealers are comparable, the Investment Manager and the Sub-Adviser may, in its discretion, in agency transactions (and not principal transactions) utilize the services of broker-dealers that provide it with investment information and other research resources. Such resources may also be used by the Investment Manager and the Sub-Adviser when providing advisory services to other investment advisory clients, including mutual funds.

         In determining when and to what extent to use Schwab or any other affiliated broker-dealer as its broker for executing orders for the Funds on securities exchanges, the Investment Manager and the Sub-Adviser will consider (if relevant) whether the compensation to be paid Schwab or any other affiliated broker-dealer will be (i) fair and reasonable, (ii) at least as favorable to the Funds as commissions that would be charged by other qualified brokers having comparable execution capabilities and (iii) at least as favorable as commissions contemporaneously charged by Schwab or any other affiliated broker-dealer on comparable transactions for its most favored unaffiliated customers. The Funds do not consider it practicable or in the best interests of their shareholders to solicit competitive bids for commission rates on each transaction. However, the Board of Trustees, including a majority of the Trustees who are not "interested persons" of Schwab or any other affiliated broker-dealer within the meaning of the 1940 Act, (i) has prescribed procedures designed to provide that the Funds do not pay commissions that do not meet the standards described above, (ii) reviews those procedures annually to determine whether they remain adequate and
(iii) considers quarterly whether or not the commissions charged by Schwab or any other affiliated broker-dealer have met the standards.

         Brokerage services Schwab provides to the Funds are also subject to Rule 11a2-2(T) under the Securities Exchange Act of 1934, as amended. Rule 11a2-2(T) permits the Funds to use Schwab as a broker provided certain conditions are met. Among these requirements are that members of the exchange not associated with Schwab perform the floor brokerage element of portfolio transactions (that is, execution on the exchange floor or through use of exchange facilities) that the orders to such members be transmitted from off the exchange floor and that neither Schwab nor an associated person of Schwab participates in the execution of the transaction after the order has been so transmitted. In connection with transactions in which Schwab acts as broker for the Funds, Schwab, while not permitted to perform floor brokerage (which is undertaken by members Schwab selects who are not associated with that firm), still continues to bear principal responsibility for determining important elements of overall execution such as timing and order size, and also clears and settles such transactions. Schwab pays the fees charged by those persons performing the described floor brokerage elements. Schwab will not trade directly with the Funds in any transactions in which Schwab or an affiliate acts as principal.

         Brokerage Commissions. For the fiscal years ended October 31, 1996, 1995 and 1994, the International Index Fund paid brokerage commissions of $101,230, $54,718 and $86,127, respectively. For the fiscal years ended October 31, 1996 and 1995, and for the fiscal period from December 3, 1993 (commencement of operations) to October 31, 1994, the Small-Cap Index Fund paid brokerage commissions of $181,679, $142,785 and $165,997, respectively. For the fiscal period November 20, 1995 (commencement of operations) to October 31, 1996, the High Growth Fund, the Balanced Growth Fund and the Conservative Growth Fund paid brokerage commissions of $92,248, $48,733, $10,741 respectively. For the fiscal period May 1, 1996 (commencement of operations) to October 31, 1996, the S&P 500 Fund paid brokerage commissions of $119,350. For the fiscal period July 1, 1996 (commencement of operations) to October 31, 1996, the Analytics Fund paid brokerage commissions of $90,932. For the fiscal period October 16, 1996 (commencement of operations) to October 31, 1996, the OneSource Portfolios International paid brokerage commissions of $0.

                               PORTFOLIO TURNOVER

         For reporting purposes, each Fund's turnover rate is calculated by dividing the value of purchases or sales of portfolio securities for the fiscal year, whichever is less, by the monthly average value of portfolio securities the Fund owned during the fiscal year. When making the calculation, all securities whose maturities at the time of acquisition were one year or less ("short-term securities") are excluded.

         A 100% portfolio turnover rate would occur, for example, if all portfolio securities (aside from short-term securities) were sold and either repurchased or replaced once during the fiscal year. The Funds expect that their portfolio turnover rate will not exceed 100% in any given year, a turnover rate lower than that of most non-index mutual funds. In the case of the Asset Director Funds, the portfolio turnover rate applies to the Funds' stock and bond categories.


         The International Index Fund's portfolio turnover rate for the fiscal years ended October 31, 1996 and 1995 was 6% and 0%, respectively. The Small-Cap Index Fund's portfolio turnover rate for the fiscal years ended October 31, 1996 and 1995 was 23% and 24%, respectively.


         The High Growth Fund, Balanced Growth Fund (equity portion) and Conservative Growth Fund's (equity portion) portfolio turnover rates for the period from November 20, 1995 (commencement of operations) to October 31, 1996 were 46%, 44%, and 64%, respectively. The portfolio turnover rate for the bond portion of both the Balanced Growth Fund and the Conservative Growth Fund for this same period was 0%.

         The S&P 500 Fund's portfolio turnover rate for the period May 1, 1996 (commencement of operations) to October 31, 1996 was 1.0%.

         The Analytics Fund's portfolio turnover rate for the period from July 1, 1996 (commencement of operations) to October 31, 1996 was 33%.

         The Schwab OneSource Portfolios- International portfolio turnover rate for the period from October 16, 1996 (commencement of operations) to October 31, 1996 was 0.0%.

         From time to time, each Fund may compare its portfolio turnover rate with that of other mutual funds as reported by independent sources.



                                      TAXES

         It is each Fund's policy to qualify for taxation as a "regulated investment company" by meeting the requirements of Subchapter M of the Code. By following this policy, each Fund expects to eliminate or reduce to a nominal amount the federal income tax to which it is subject.

         In order to qualify as a regulated investment company, each of the Funds must, among other things, (1) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of stocks, securities, foreign currencies or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in stocks, securities or currencies; (2) derive less than 30% of its gross income from gains from the sale or other disposition of certain assets (including stocks and securities) held for less than three months; and (3) diversify its holdings so that at the end of each quarter of its taxable year (i) at least 50% of the market value of the Fund's total assets is represented by cash or cash items, U.S. Government securities, securities of other regulated investment companies and other securities limited, in respect of any one issuer, to a value not greater than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of any other regulated investment company) or of two or more issuers that the Fund controls, within the meaning of the Code, and that are engaged in the same, similar or related trades or businesses. These requirements may restrict the degree to which a Fund may engage in short-term trading and certain hedging transactions and may limit the range of a Fund's investments. If a Fund qualifies as a regulated investment company, it will not be subject to federal income tax on the part of its net investment income and net realized capital gains, if any, which it distributes to shareholders, provided that the Fund meets certain minimum distribution requirements. To comply with these requirements, a Fund must distribute at least (a) 90% of its "investment company taxable income" (as that term is defined in the Code) and (b) 90% of the excess of its (i) tax-exempt interest income over (ii) certain deductions attributable to that income (with certain exceptions), for its taxable year. Each Fund intends to make sufficient distributions to shareholders to meet these requirements.

         The Code imposes a non-deductible excise tax on regulated investment companies that do not distribute in a calendar year (regardless of whether they otherwise have a non-calendar taxable year) an amount equal to 98% of their "ordinary income" (as defined in the Code) for the calendar year plus 98% of their capital gain net income for the one year period ending on October 31 of such calendar year. The balance of such income must be distributed during the next calendar year. For the foregoing purposes, a Fund is treated as having

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
distributed any amount on which it is subject to income tax for any taxable year ending in such calendar year. If the distributions during a calendar year were less than the required amount, the Fund is subject to a non-deductible excise tax equal to 4% of the deficiency.

                             INCOME TAX INFORMATION

         Any dividends declared by the Funds in October, November or December to shareholders of record during those months and paid during the following January are treated, for tax purposes, as if they were received by each shareholder on December 31 of the year in which they were declared.

         Dividends the Funds pay from net investment income and distributions from the Funds' net short-term capital gains in excess of any net long-term capital losses, whether received in cash or reinvested, will generally be taxable to shareholders as ordinary income. Distributions received from the Funds designated as long-term capital gains (net of capital losses), whether received in cash or reinvested, will be taxable as long-term capital gains without regard to the length of time a shareholder owned shares in the Funds. However, if a shareholder receives a long-term capital gain distribution with respect to Funds' shares held for six months or less, any loss on the sale or exchange of those shares shall, to the extent of the long-term capital gain distribution, be treated as a long-term capital loss. For corporate investors in the Funds, dividend distributions the Funds designate to be from dividends received from qualifying domestic corporations will be eligible for the 70% corporate dividends-received deduction to the extent they would qualify if the Funds were regular corporations. If a shareholder is not subject to income tax, generally the shareholder will not be taxed on amounts distributed by the Funds.

         A Fund will be required in certain cases to withhold and remit to the U.S. Treasury 31% of taxable dividends paid to any shareholder who (1) fails to provide a correct taxpayer identification number certified under penalty of perjury; (2) is subject to withholding by the Internal Revenue Service for failure to properly report all payments of interest or dividends; or (3) fails to provide a certified statement that he or she is not subject to "backup withholding." This "backup withholding" is not an additional tax and any amounts withheld may be credited against the shareholder's ultimate U.S. tax liability.

         The foregoing discussion relates only to federal income tax law as applicable to U.S. citizens or residents. Foreign shareholders (i.e., nonresident alien individuals and foreign corporations, partnerships, trusts and estates) are generally subject to U.S. withholding tax at the rate of 30% (or a lower tax treaty rate) on distributions derived from net investment income and short-term capital gains. Distributions to foreign shareholders of long-term capital gains and any gains from the sale or other disposition of shares of the Funds are generally not subject to U.S. taxation, unless the recipient is an individual who meets the Code's definition of "resident alien." Different tax consequences may result if the foreign shareholder is engaged in a trade or business within the United States. In addition, the tax consequences to a foreign shareholder entitled to claim the benefits of a tax treaty may be different than those described above. Distributions

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
by a Fund also may be subject to state, local and foreign taxes, and its treatment under applicable tax laws may differ from the federal income tax treatment.

         Income which the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation receive from sources within various foreign countries may be subject to foreign income taxes withheld at the source. If a Fund has at least 50% of its assets invested in foreign securities at the end of its taxable year, it may elect to pass through to its shareholders the ability to take either the foreign tax credit or the deduction for foreign titles. It is expected that the International Index Fund will have more than 50% of the value of its total assets at the close of its taxable year invested in foreign securities, and it will make this election. Pursuant to this election, U.S. shareholders must include in gross income, even though not actually received, their respective pro rata share of foreign taxes, and may either deduct their pro rata share of foreign taxes (but not for alternative minimum tax purposes) or credit the tax against U.S. income taxes, subject to certain limitations described in Code section 904 (but not both). A shareholder who does not itemize deductions may not claim a deduction for foreign taxes. It is expected that the Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation will not have 50% of their assets invested in foreign securities at the close of their taxable years, and therefore will not be permitted to make this election and "pass through" to their shareholders. Also, to the extent the Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation invest in an underlying fund that elects to "pass through" foreign taxes, these Funds will not be able to "pass through" the taxes paid by the underlying fund. Each shareholder's respective pro rata share of foreign taxes these Funds pay will, therefore, be netted against their share of the Fund's gross income.

         Although the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation will attempt not to invest in any non-U.S. corporation which could be treated as a passive foreign investment company ("PFIC") or become a PFIC under the Code, it may do so inadvertently. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation do invest in PFICs, they may adopt certain tax strategies to reduce or eliminate the adverse effects of certain federal tax provisions governing PFIC investments. Many non-U.S. banks and insurance companies may not be treated as PFICs if they satisfy certain technical requirements under the Code. To the extent that the International Index Fund, Asset Director Funds, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation do invest in foreign securities which are determined to be PFIC securities and are required to pay a tax on such investments, a credit for this tax would not be allowed to be passed through to the International Index Fund's, Asset Director Funds', Schwab OneSource Portfolios-International's, Growth Allocation's and Balanced Allocation's shareholders. Therefore, the payment of this tax would reduce the International Index Fund's, Asset Director Funds', Schwab OneSource Portfolios-International's, Growth Allocation's and Balanced Allocation's economic return from their PFIC shares, and excess distributions received with respect to such shares are treated as ordinary income rather than capital gains.

         An underlying fund may inadvertently invest in non-U.S. corporations which would be treated as PFICs or become a PFIC. This could result in adverse tax consequences upon the disposition of, or the receipt of "excess distributions" with respect to, such equity investments. To the extent an underlying fund does invest in PFICs, it may elect to treat the PFIC

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
as a "qualified electing fund" or mark-to-market its investments in PFICs annually. In either case, the underlying fund may be required to distribute amounts in excess of its realized income and gains. To the extent that the underlying fund itself is required to pay a tax on income or gain from investment in PFICs, the payment of this tax would reduce the Asset Director Funds, Schwab OneSource Portfolios-International's, Growth Allocation's, or Balanced Allocation's economic return.

         A Fund's transactions in futures contracts, forward contracts, foreign currency transactions, options and certain other investment and hedging activities are subject to special tax rules. In a given case, these rules may accelerate income to a Fund, defer its losses, cause adjustments in the holding periods of the Fund's assets, convert short-term capital losses into long-term capital losses or otherwise affect the character of the Fund's income. These rules could therefore affect the amount, timing and character of distributions to shareholders. The Funds will endeavor to make any available elections pertaining to these transactions in a manner believed to be in the best interest of the Funds and their shareholders.

         The discussion of federal income taxation presented above only summarizes some of the important federal tax considerations generally affecting purchasers of Fund shares. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund and its shareholders, and the discussion is not intended as a substitute for careful tax planning. Accordingly, prospective investors (particularly those not residing or domiciled in the United States) should consult their own tax advisers regarding the consequences of investing in a Fund.

                             SHARE PRICE CALCULATION

         Each Fund's net asset value per share is determined each Business Day at the close of trading on the New York Stock Exchange, generally as of 4:00 p.m. Eastern time. The net asset value of the International Index Fund is expressed in U.S. dollars by translating the Fund's assets using the mean price for the U.S. dollar as quoted by generally recognized, reliable sources. Currently, the New York Stock Exchange is closed on the following holidays: New Year's Day (observed), Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

         The Funds value their portfolio securities daily based on their fair value. Securities traded on stock exchanges are valued at the last quoted sales price on the exchange on which such securities are primarily traded, or, lacking any sales, at the mean between the bid and ask prices. Securities traded in the over-the-counter market are valued at the last sales price that day, or if no sales that day, at the mean between the bid and ask prices. In addition, securities that are primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate. Foreign securities for which the closing values are not readily available are valued at fair value as determined in good faith pursuant to the Board of Trustees guidelines.

         Securities for which market quotations are not readily available (including restricted securities that are subject to limitations on their sale and illiquid securities) are valued at fair value as determined in good faith pursuant to the Trust's Board of Trustees guidelines.

         Securities may be valued on the basis of prices provided by pricing services when such prices are believed to reflect fair market value. In accordance with the 1940 Act, the underlying funds are valued at their respective net asset values as determined by those funds. The underlying funds that are money market funds value their portfolio securities based on the amortized cost method. The other underlying funds value their portfolio securities based on market quotes if they are readily available. The Investment Manager assigns fair values to the Funds' other investments in good faith under Board of Trustees guidelines. The Board of Trustees regularly reviews these values.


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
                        HOW THE FUNDS REFLECT PERFORMANCE

                            STANDARDIZED TOTAL RETURN

         Average annual total return for a period is determined by calculating the actual dollar amount of investment return on a $1,000 investment in a Fund made at the beginning of the period, then calculating the average annual compounded rate of return that would produce the same investment return on the $1,000 over the same period. In computing average annual total return, a Fund assumes the reinvestment of all distributions at net asset value on applicable reinvestment dates. For the one year period ended October 31, 1996, the Investor Shares of the International Index Fund's total return was 11.07%. For the fiscal period from September 9, 1993 (commencement of operations) to October 31, 1996, the Investor Shares of the International Index Fund's average annual total return was 7.54%. For the one year period ended October 31, 1996, the Investor Shares of the Small-Cap Index Fund's total return was 16.73% and for the fiscal period from December 3, 1993 (commencement of operations) to October 31, 1996, the Investor Shares of the Small-Cap Index Fund's average annual total return was 11.56%.

                          NONSTANDARDIZED TOTAL RETURN

         Nonstandardized total return for a Fund differs from standardized total return in that it relates to periods other than the period for standardized total return and/or that it represents aggregate (rather than average) total return.

         In addition, an after-tax total return for each Fund may be calculated by taking that Fund's standardized or non-standardized total return and subtracting applicable federal taxes from the portions of each Fund's total return attributable to capital gains distributions and ordinary income. This after-tax total return may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

         Each Fund also may report the percentage of that Fund's standardized or non-standardized total return which would be paid to taxes annually (at the applicable federal personal income and capital gains tax rates) before redemption of Fund shares. This proportion may be compared to that of other mutual funds with similar investment objectives as reported by independent sources.

         A Fund may also advertise its cumulative total return since inception. This number is calculated using the same formula that is used for average annual total return except that, rather than calculating the total return based on a one-year period, cumulative total return is calculated from inception to the date specified.

         For the fiscal period from September 9, 1993 (commencement of operations) to October 31, 1996, the International Index Fund-Investor Shares' cumulative total return was 25.71%.


         For the fiscal period from December 3, 1993 (commencement of operations) to October 31, 1996, the Small-Cap Index Fund-Investor Shares' cumulative total return was 37.57%.

         The cumulative total return for the High Growth Fund, Balanced Growth Fund, and Conservative Growth Fund for the period November 20, 1995 (commencement of operations) to October 31, 1996 was 13.24%, 10.82% and 8.18%, respectively.

         The cumulative total return for the S&P 500 Fund-Investor Shares and e.Shares(TM) for the period May 1, 1996 (commencement of operations) to October 31, 1996 was 8.80% and
8.90%, respectively.

         The cumulative total return for the Analytics Fund for the period July 1, 1996 (commencement of operations) to October 31, 1996 was 10.10%.



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
         The cumulative total return for the Schwab OneSource
Portfolios-International for the period October 16, 1996 (commencement of operations) to October 31, 1996 was -0.90%.

                                      YIELD

         A Fund's yield refers to the net investment income generated by a hypothetical investment in the Fund over a specific 30 day period. This net investment income is then annualized, which means that the net investment income generated during the 30-day period is assumed to be generated in each 30-day period over an annual period, and is shown as a percentage of the investment.

                                 EFFECTIVE YIELD

         A Fund's effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded monthly when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.

       COMPARING THE PERFORMANCE OF THE FUNDS WITH OTHER FUNDS AND INDICES

         The performance of the Funds may be compared with the performance of other mutual funds by comparing the ratings of mutual fund rating services, various indices of investment performance, U.S. Government obligations, bank certificates of deposit, the consumer price index and other investments for which reliable data is available. For example, the International Index Fund and the Small Cap Index Fund may be compared to the Schwab 1000 Index(R), the Schwab International Index(R), the Schwab Small-Cap Index, and the Standard & Poor's 500 Index, and the Small Cap Index Fund may also be compared to Standard & Poor's Small-Cap 600 Index.

         The Asset Director Funds, OneSource Portfolios-Growth Allocation and Balanced Allocation also may compare their historical performance figures to the performance of indices similar to their asset categories and sub-categories, and to the performance of "blended indices" similar to the Funds' portfolio strategies, such as those indices named in the Funds' Prospectus under "Market Performance."

         The Schwab OneSource Portfolios-International may compare its historical performance to the performance of indices such as Morgan Stanley Capital International's EAFE index, its World ex-U.S. index and other indices or combination of indices.

         From time to time, the Funds may include discussions in advertisements of the income tax savings shareholders may experience as a result of their policy of limiting portfolio trading in order to reduce capital gains. This information may be supplemented by presentations of statistical data illustrating the extent of such income tax savings and the impact of such savings on the yield and/or total return of the Funds. In addition, such advertisements may include comparisons of the Funds' performance against that of investment products that do not employ the Funds' policy of seeking to limit capital gains.

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
                     THE BENEFITS OF INTERNATIONAL INVESTING

                    INCREASED DIVERSIFICATION CAN LOWER RISK

         To some extent, all U.S.-based investments -- stocks, bonds, mutual funds and CDs -- are affected by the same economic forces. Tax cuts, interest rate changes and the performance of the U.S. stock market can all influence U.S. investments. Adding international (or overseas) investments to a U.S.-based portfolio historically has reduced the portfolio's overall volatility. Although U.S. and international markets may be interrelated, they do not move in tandem -- so losses in one market can be offset by gains in another.

                     POTENTIALLY HIGHER OVERALL PERFORMANCE

         During the past 20 years ending December 31, 1996, international equity markets outperformed the U.S. equity market and most other U.S. securities investments -- corporate bonds, CDs and U.S. Treasuries. The returns international markets produced also have kept investors well ahead of inflation. This historical performance means that investors diversified overseas earned a higher level of return.

                          BROADER GROWTH OPPORTUNITIES

         Investors who limit their portfolios to U.S. securities are missing these investment opportunities. According to Morgan Stanley, as December 31, 1979, the United States made up more than half of the world's stock market, a value of over $11 trillion. As of December 31, 1996, it represented forty-five percent.


  INDEXING AND ASSET ALLOCATION - THE SCHWAB INDEX FUNDS AND THE SCHWAB ASSET
                                ALLOCATION FUNDS

        Because the unmanaged performance of a broad-based equity index often has proven superior to that of many individually selected stock portfolios, a growing percentage of assets invested in the equity markets are being placed in "index" portfolios. Institutional investors often devote a substantial percentage of their assets to indexed strategies.

         An index typically tracks the performance of a group of securities selected to represent a particular market, and most often is used to gauge that market's performance. The Dow Jones Industrial Average ("DJIA") and S&P 500 are two indices designed to measure the performance of U.S. stocks. When investment managers invest indexed separate accounts or index fund assets, they attempt to replicate the performance of the applicable target index by holding all or a representative sample of the securities included in the index.

         An index's performance data assumes the reinvestment of dividends but does not reflect deductions for administrative and management expenses. The Funds will be subject to these costs and expenses, while an index does not have these expenses. In addition, various factors, such as holding a cash balance, may cause the Funds' performance to be higher or lower than that of an index.

        The Funds are intended to make indexed investing easily available to Schwab customers with the highest level of convenience and economy, thereby facilitating their ability to participate in the long-term performance of the U.S. stock market.

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
         The difference between a fund's total return and the total return of its benchmark index is referred to as a fund's tracking error. The Schwab Index Funds may report or advertise tracking error.

                               INTERNATIONAL INDEX

         The International Index is a broad-based stock market index which contains the common stocks of the 350 largest operating companies (i.e., non-investment companies) incorporated outside the United States. To reduce undue risk, the Index represents equities only from countries that are considered to have developed markets and economies. By tracking the largest companies in developed markets, the Index represents the performance of the "blue chips" of international markets. The Index also is designed to provide a broad representation of the international market, by limiting each country to no more than 35% of the total market capitalization of the Index. As the stocks contained in the Index represent about 35% of the total market capitalization of international companies, the Index provides a reliable measure of market performance. The International Index was first made available to the public on July 29, 1993.

                                 SMALL-CAP INDEX

         To be included in the Small-Cap Index, a company must satisfy all of the following criteria: (1) it must be an "operating company" (i.e., not an investment company) incorporated in the United States, its territories or possessions; (2) a liquid market for its common shares must exist on the New York Stock Exchange, American Stock Exchange or the NASDAQ/NMS and (3) its market value must place it among the second 1,000 such companies as measured by market capitalization (i.e., from the company with a rank of 1,001 through the company with a rank of 2,000). Shareholders generally avoid exposure to the smallest companies, whose shares are often thinly traded and very volatile, because these stocks are not included in the Index.

         A particular stock's weighting in the Small-Cap Index is based on its relative total market value (i.e., its market price per share times the number of shares outstanding), divided by the total market capitalization of the Small-Cap Index. The returns produced by the U.S. stock market during the 25 years ending December 31, 1995 have been exceeded by very few types of securities investments. Because the unmanaged performance of the U.S. stock market often has proven superior to that of many individually selected stock portfolios, a growing percentage of assets invested in the equity markets are being placed in "index" portfolios. From less than $9 billion in 1980, indexed institutional holdings have grown to over $280 billion, a figure equal to approximately one-quarter of all institutional assets. (Source: Callan Associates Survey, reported in Fall 1990 edition of The Journal of Portfolio Management.)

         Historically, returns in a long-term investment in a group of common stocks representative of the stock market as a whole, as well as a group of common stocks representative of small-cap stocks, significantly have exceeded the returns of U.S. Treasury Bills, CDs, corporate bonds and inflation.

                              THE S&P 500 INDEX(R)

         The S&P 500 is representative of the performance of the U.S. stock market. The Index consists of 500 stocks chosen for market size, liquidity and industry group representation. It is a market-value weighted index (stock price times number of shares outstanding), with each stock's weight in the Index proportionate to its market value. The S&P 500 does not contain the 500 largest stocks, as measured by market capitalization. Although many of the stocks in the Index are among the largest, there also are some relatively small companies in the Index. Those companies, however, generally are established companies within their industry group. S&P identifies important industry groups within the U.S. economy and then allocates a representative sample of stocks with each group


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
to the S&P 500. There are four major industry sectors within the Index:
Industrials, Utilities, Financial and Transportation.

                ASSET ALLOCATION STRATEGIES USING SCHWABFUNDS(R)

         Shareholders of SchwabFunds may wish to invest in the SchwabFunds as components of their personal asset allocation plan. They also may choose to invest in the Schwab Asset Director Funds, OneSource Portfolios-Growth Allocation or Balanced Allocation, which offer the benefits of asset allocation in a single fund. An asset allocation program is available through Schwab. This program may help shareholders select investments, including investments in SchwabFunds, that match their individual investment needs. The shareholders' personal investment plan is based on a number of factors, including personal financial situation, time horizon, investment objectives and goals and risk tolerance.

                              ASSET DIRECTOR FUNDS

         As stated in the Funds' prospectus, under neutral market conditions, each Asset Director Fund seeks to meet its investment objective by investing, either directly or through investments in affiliated underlying mutual funds, in a different mix of stocks, bonds and cash-equivalents. The Asset Director Funds invest a portion of their assets in all or a representative sample of the common stocks in the following stock sub-categories: large company; small company; and international. As stated in the Funds' prospectus, under normal market conditions the Investment Manager currently intends to utilize an indexing approach to investing within each asset subcategory, which provides shareholders with the potential benefits to be realized from both an asset allocation strategy and an indexing approach with one investment.

         For the Asset Director Funds, the Investment Manager also consults a Tactical Asset Allocation Model, which measures the relative value of each asset category and makes recommendations for allocations within the defined ranges. Tactical Asset Allocation is a value-oriented strategy that seeks the highest reward for a given level of risk. Expected returns are measured for each asset category; for stocks, the internal rate of return is measured on forecasted dividend stream; for bonds, the yield to maturity is evaluated on representative long corporate bonds; and for cash equivalents yield to maturity is evaluated on representative money market instruments. Risks and correlations of the asset categories are measured from long-term return histories. The Funds may also make other investments that do not fall within the asset categories.

               ACCESS TO SCHWAB'S MUTUAL FUND ONESOURCE(R) SERVICE

         With Schwab's Mutual Fund OneSource(R) Service ("OneSource"), a shareholder can invest in over 575 mutual funds from many fund companies, subject to the following. Schwab's standard transaction fee will be charged on each redemption of fund shares held for 90 days or less to discourage short-term trading. Mutual fund shares held for more than 90 days are exempt from the short-term redemption policy and may be sold without penalty. Up to 15 short-term redemptions of fund shares per calendar year are permitted. If you exceed this number, you will no longer be able to buy or sell fund shares without paying a transaction fee. As a courtesy, we will notify you in advance if your short-term redemptions are nearing the point where all of your future trades will be subject to transaction fees. Schwab reserves the right to modify OneSource's terms and conditions at any time. For more information, a shareholder should call 800-2 NO-LOAD, 24 hours a day.

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

                                 SCHWABFUNDS(R)


SchwabFunds offers a variety of series and classes of shares of beneficial interest to help you with your investment needs.

                                  EQUITY FUNDS

                     Schwab 1000 Fund(R)-Investor Shares(1)
                       Schwab 1000 Fund-Select Shares(1)
             Schwab International Index Fund(R)-Investor Shares(2)
                Schwab International Index Fund-Select Shares(2)
                 Schwab Small-Cap Index Fund(R)-Investor Shares(2)
                  Schwab Small-Cap Index Fund-Select Shares(2)

                  Schwab Asset Director(R)-High Growth Fund(2), (7)
                Schwab Asset Director(R)-Balanced Growth Fund(2), (7)
              Schwab Asset Director(R)-Conservative Growth Fund(2),(7)
                      Schwab S&P 500 Fund-Investor Shares(2)
                      Schwab S&P 500 Fund-e.Shares(TM)(2), (3)

                       Schwab S&P 500 Fund-Select Shares(2)

                           Schwab Analytics Fund(TM)(2)
                   Schwab OneSource Portfolios-International(7)
                 Schwab OneSource Portfolios-Growth Allocation(7)
               Schwab OneSource Portfolios-Balanced Allocation(7)

                             FIXED INCOME FUNDS(1)
                 Schwab Short/Intermediate Government Bond Fund
                      Schwab Long-Term Government Bond Fund
                  Schwab Short/Intermediate Tax-Free Bond Fund
                       Schwab Long-Term Tax-Free Bond Fund
            Schwab California Short/Intermediate Tax-Free Bond Fund(4)
                 Schwab California Long-Term Tax-Free Bond Fund(4)

                               MONEY MARKET FUNDS(5)
                            Schwab Money Market Fund
                          Schwab Government Money Fund
                         Schwab U.S. Treasury Money Fund

              Schwab Value Advantage Money Fund(R)-Investor Shares


                 Schwab Value Advantage Money Fund-Sweep Shares

                    Schwab Tax-Exempt Money Fund-Sweep Shares
             Schwab Tax-Exempt Money Fund-Value Advantage Shares(TM)
              Schwab California Tax-Exempt Money Fund-Sweep Shares
       Schwab California Tax-Exempt Money Fund-Value Advantage Shares(TM)
                        Schwab Retirement Money Fund(R)(6)
                  Schwab Institutional Advantage Money Fund(R)(6)
                   Schwab New York Tax-Exempt Money Fund-Sweep
        Schwab New York Tax-Exempt Money Fund-Value Advantage Shares(TM)

1 The Schwab 1000 Fund and all fixed income funds are separate investment portfolios of Schwab Investments.
2 The Funds are separate investment portfolios or classes of shares of Schwab Capital Trust.
3   Available only through SchwabLink(TM).
4   Available only to California residents and residents of selected other states.
5 All listed money market funds are separate investment portfolios of The Charles Schwab Family of Funds.
6   Designed for institutional investors only.
7   The Asset Director Funds may not invest in these Funds.

------------------

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                                OTHER INFORMATION

         From time to time, the International Index Fund and Small-Cap Index Fund may compare the historical performance of the International Index and Sma l-Cap Index, respectively, to the historical performance of various other indices, including the S&P 500, as reported by independent sources.

         Each Fund, except for the Analytics Fund and Schwab OneSource Portfolios-International, is managed to offset capital gains with capital losses in order to minimize each Fund's capital gain distributions. This special feature can make a real difference in an investor's after-tax return, especially if the investor is in a high tax bracket. In addition, each Fund has adopted a number of policies that should cause its portfolio turnover rate to be below the portfolio turnover rate of many other mutual funds. A lower portfolio turnover rate acts to minimize associated transaction costs as well as the level of realized capital gains. By avoiding, where possible, distributing capital gains to shareholders, the Funds help to build the value of a shareholders' shares and defer payment of capital gains taxes until shares are redeemed. A shareholder's current tax liability for capital gains should be reduced and the shareholder's total return increased by these policies.

         Each Fund may, from time to time, refer to recent studies that analyze certain techniques and strategies which either Fund may use. In addition, each Fund may, from time to time, promote the advantages of investing in a series that is part of a large, diverse mutual fund complex.

         From time to time, each Fund may include discussions in advertisements of the income tax savings shareholders may experience as a result of that Fund's policy of limiting portfolio trading in order to reduce capital gains. This information may be supplemented by presentations of statistical data illustrating the extent of such income tax savings and the impact of such savings on the yield and/or total return of each Fund. In addition, such advertisements may include comparisons of each Fund's performance against that of investment products that do not employ each Fund's policy of seeking to limit capital gains

                               GENERAL INFORMATION

         The Trust generally is not required to hold shareholder meetings. However, as provided in its Agreement and Declaration of Trust and Bylaws, shareholder meetings will be held in connection with the following matters: (1) election or removal of Trustees if a meeting is requested in writing by a shareholder or shareholders who beneficially own(s) 10% or more of the Trust's shares; (2) adoption of any contract for which shareholder approval is required by the 1940 Act; (3) any termination of the Trust to the extent and as provided in the Declaration of Trust; (4) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any of its investment portfolios, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); (5) determining whether a court action, proceeding or claim should or should not be brought or maintained derivatively or as a class action on behalf of the Trust or the shareholders, to the same extent as the stockholders of a Massachusetts business corporation; and (6) such additional matters as may be required by law, the Declaration of Trust, the Bylaws or any registration of the Trust with the SEC or any state or as the Board of Trustees may consider desirable. The shareholders also would vote upon changes to a Fund's fundamental investment objective, policies or restrictions.

         Each Trustee serves until the next meeting of shareholders, if any, called for the purpose of electing Trustees and until the election and qualification of his or her successor or until death, resignation, retirement or removal by a majority vote of the shares entitled to vote (as described below) or of a majority of the Trustees. In accordance with the 1940 Act, (i) the Trust will hold a shareholder meeting for the election of Trustees when less than a majority of the Trustees have been elected by shareholders and (ii) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the Trustees have been elected by the shareholders, that vacancy will be filled by a vote of the shareholders.

         Upon the written request of 10 or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the Trust's outstanding shares stating that they wish to communicate with the other shareholders for the purpose of obtaining signatures necessary to demand a meeting to consider removal of one or more Trustees, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

         The Bylaws provide that a majority of shares entitled to vote shall be a quorum for the transaction of business at a shareholders' meeting, except that where any provision of law, of the Declaration of Trust or of the Bylaws permits or requires that (i) holders of any series shall vote as a series, then a majority of the aggregate number of shares of that series entitled to vote shall be necessary to constitute a quorum for the transaction of business by that series, or (ii) holders of any class shall vote as a class, then a majority of the aggregate number of shares of that class entitled to vote shall be necessary to constitute a quorum for the transaction of business by that class. Any lesser number shall be sufficient for adjournments. Any adjourned session or sessions may be held, within a reasonable time after the date set for the original meeting, without the necessity of further notice. The Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any of its investment portfolios) by notice to the shareholders without shareholder approval.

         Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for the Trust's obligations. The Declaration of Trust, however, disclaims shareholder liability for the Trust's acts or obligations and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. In addition, the Declaration of Trust provides for indemnification out of the property of an investment portfolio in which a shareholder owns or owned shares for all losses and expenses of such shareholder or former shareholder if he or she is held personally liable for the obligations of the Trust solely by reason of being or having been a shareholder. Moreover, the Trust will be covered by insurance which the Trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote, because it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

         For further information, please refer to the registration statement and exhibits for the Trust on file with the SEC in Washington, D.C. and available upon payment of a copying fee. The statements in the Prospectus and this

Statement of Additional Information concerning the contents of contracts or other documents, copies of which are filed as exhibits to the registration statement, are qualified by reference to such contracts or documents.

                         PRINCIPAL HOLDERS OF SECURITIES


         As of February 5, 1997 two Trustees owned approximately 1.8% of the Conservative Growth Fund, five Trustees owned approximately 1.1.% of the High Growth Fund, and one Trustee owned approximately 2.19% of OneSource Portfolio-International. As of this same date, the officers and Trustees of the Trust, as a group, owned of record or beneficially less than 1% of the outstanding voting securities of the remaining classes and series of Schwab Capital Trust.


         As of February 5, 1997, The Charles Schwab Trust Company, 1 Montgomery Street, 7th Floor, San Francisco, CA 94104, directly or beneficially owned 17.542% of the Balanced Growth Fund and 6.056% of the S&P 500 Fund-Investor Shares.



                        PURCHASE AND REDEMPTION OF SHARES


         Each Fund has set minimum initial and subsequent investment requirements, as disclosed in its respective Prospectus. These minimum investment requirements may be changed at any time and are not applicable to certain types of investors. The Trust may waive the minimums for purchases by Trustees, Directors, officers or employees of the Sub-Adviser.


         The Funds, other than the Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation have made an election with the SEC to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of its net assets at the beginning of such period. The Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation have not so elected. This election is irrevocable without the SEC's prior approval. Redemption requests in excess of applicable limits (as summarized below) may be paid, in whole or in part, in investment securities or in cash, as the Trust's Board of Trustees may deem advisable; however, payment will be made wholly in cash unless the Board of Trustees believes that economic or market conditions exist that would make such a practice detrimental to the best interests of the Fund. If redemption proceeds are paid in investment securities, such securities will be valued as set forth in the Prospectus of the Fund affected under "Share Price Calculation" for the International Index and Small Cap Funds and under "Important Information About Your Investment - How We Determine the Price of Your Shares" for the Asset Director Funds, Analytics Fund, S&P 500 Fund, and Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation and a redeeming shareholder would normally incur brokerage expenses if he or she were to convert the securities to cash.

                                OTHER INFORMATION

         The Prospectuses of the Funds and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act of 1933, as amended, with respect to the securities offered by the Prospectuses. Certain portions of the Registration Statement have been omitted from the Prospectuses and this Statement of Additional Information pursuant to the rules and regulations of the SEC. The Registration Statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

         Statements contained in the Prospectuses or in this Statement of Additional Information as to the contents of any contract or other document referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectuses and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

         THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE TRUST, ANY SERIES THEREOF, OR BY THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT BE LAWFULLY MADE.

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                           Number        Value
                                                         of Shares       (000s)
                                                         ----------     --------
COMMON STOCK--98.3%
AUSTRALIA--2.3%
Australia & New Zealand Banking Group                        77,262        $ 451
Broken Hill Proprietary Co., Ltd.                           116,281        1,544
Coca Cola Amatil                                             29,457          405
Commonwealth Bank Group                                      60,023          564
Commonwealth Bank Group (Installment Receipts)               14,142           85
National Australia Bank                                      85,804          942
News Corp., Ltd.                                            110,907          631
Western Mining Corp.                                         65,592          412
Westpac Banking Corp.                                        99,986          571
                                                                           -----
                                                                           5,605
                                                                           -----
BELGIUM--0.8%
Electrabel                                                    3,100          720
Electrabel, VVPR Strip                                          500            1
Generale de Banque                                              840          294
Petrofina SA                                                  1,100          338
Societe Generale de Belgique                                  3,040          227
Tractebel Investor International                                600          286
                                                                           -----
                                                                           1,866
                                                                           -----
CANADA--3.4%
Alcan Aluminum Ltd.                                          15,376          505
BCE Inc.                                                     20,888          959
Bank of Montreal                                             16,776          508
Bank of Nova Scotia, Halifax                                 19,541          616
Barrick Gold Corp.                                           19,903          521
Canadian Imperial Bank of Commerce                           13,397          557
Canadian Pacific Ltd                                         20,597          521
Imperial Oil Ltd. (New)                                      11,952          527
Northern Telecom Ltd.                                        14,053          915
Placer Dome Inc.                                             21,200          509
Royal Bank of Canada, Montreal Quebec                        15,200          502
Seagram Co. Ltd.                                             20,826          785
Thomson Corp.                                                33,900          682
Toronto-Dominion Bank                                        14,000          327
                                                                           -----
                                                                           8,434
                                                                           -----

------------------------------------------------------------------------------

                                                           Number        Value
                                                         of Shares       (000s)
                                                         ----------     --------
DENMARK--0.3%
Novo Nordisk A/S Series B                                     2,102       $  350
Tele Danmark A/S Series B                                     7,910          399
                                                                          ------
                                                                             749
                                                                          ------
FRANCE--7.1%
AXA Groupe SA                                                15,588          968
Alcatel Alsthom CGE SA                                        8,287          707
BQE National de Paris                                        10,331          387
Canal Plus                                                    1,354          335
Carrefour                                                     2,855        1,584
Cie Financiere de Paribas (Bearer)                            5,425          349
Cie Generale de Eaux                                          6,852          819
Compagnie de Saint-Gobain SA                                  5,078          685
Danone Groupe                                                 3,416          468
Elf Aquitaine                                                14,835        1,186
L'Air Liquide                                                 3,965          612
L'Air Liquide (Prime Fidelite 1997) (Reg.)                    3,324          513
L'Oreal SA                                                    3,759        1,273
LVMH Moet Hennessy Louis Vuitton                              7,100        1,628
Lafarge Coppee SA                                             8,847          531
Lyonnaise des Eaux-Dumez                                      2,840          251
Michelin (CGDE) Class B (Reg.)                                5,354          258
PSA Peugeot Citroen                                           2,200          229
Pinault Printemps Redoute SA                                  1,255          473
Renault (Reg.)                                               14,839          316
Rhone-Poulenc SA A Shares                                    15,750          467
Roussel Uclaf                                                 1,526          404
Sanofi                                                        6,203          562
Schneider SA                                                  9,040          442
Societe Generale                                              4,907          529
Suez Group                                                    7,753          334
TOTAL Class B                                                12,682          992
Union des Assurances de Paris                                14,792          307
                                                                          ------
                                                                          17,609
                                                                          ------
GERMANY--8.2%
BASF AG                                                      36,369        1,162
Bayer AG                                                     37,670        1,423
Bayerische Hypotheken & Wechsel Bank AG                      15,269          447
Bayerische Motoren Werk AG                                    1,099          643
Bayerische Vereinsbank AG                                    15,131          569
Commerzbank AG                                               21,500          482

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                           Number        Value
                                                         of Shares       (000s)
                                                         ----------     --------
Daimler Benz AG                                              30,638      $ 1,799
Deutsche Bank AG                                             27,823        1,289
Dresdner Bank AG                                             23,930          640
Hoechst AG                                                   32,620        1,227
Linde AG                                                        400          248
Lufthansa AG                                                 25,290          331
Mannesmann AG                                                 2,022          785
Metro AG                                                      4,927          404
Muenchener Rueckversicherung                                     11           21
Muenchener Rueckversicherung (Reg.)                             812        1,941
RWE AG                                                       18,210          750
RWE AG (Non Voting)                                          18,320          622
Sap AG                                                        3,610          489
Siemens AG                                                   31,250        1,615
Thyssen AG                                                    1,963          351
Veba AG                                                      26,470        1,412
Vereinigte Elektrizitatswerke Westfalen Series B              1,249          416
Viag AG                                                       1,235          457
Viag AG (New)*                                                  277          101
Volkswagen AG                                                 1,534          604
                                                                          ------
                                                                          20,228
                                                                          ------
HONG KONG--4.3%
CITIC Pacific                                               124,000          603
Cathay Pacific Airways                                      100,000          156
Cheung Kong Holdings                                        126,000        1,010
China Light & Power                                         116,900          543
Hang Seng Bank Ltd.                                         105,900        1,257
Henderson Land Development Co.                               91,000          809
Hong Kong Electric Holdings Ltd.                             99,000          317
Hong Kong Telecommunications Ltd.                           648,265        1,144
Hutchison Whampoa Ltd.                                      216,000        1,508
New World Development Co.                                    92,099          536
Sun Hung Kai Properties                                     134,500        1,531
Swire Pacific Ltd. Class A                                   87,500          772
Wharf Holdings                                              101,000          417
                                                                          ------
                                                                          10,603
                                                                          ------
ITALY--2.0%
Assicurazioni Generali                                       48,070          928
Fiat SpA                                                    168,000          449
Fiat SpA, di Risp (Non-Convertible)                          42,000           61
INA                                                         201,000          278

------------------------------------------------------------------------------

                                                           Number        Value
                                                         of Shares       (000s)
                                                         ----------     --------
STET                                                        207,000        $ 715
STET di Risp (Non-Convertible)                               66,000          176
Telecom Italia                                              395,976          882
Telecom Italia Mob                                          395,976          818
Telecom Italia Mob di Risp                                  195,000          222
Telecom Italia di Risp (Non-Convertible)                    165,000          314
                                                                           -----
                                                                           4,843
                                                                           -----
JAPAN--29.0%
Ajinomoto Co., Inc.                                          26,000          276
All Nippon Airways Co., Ltd.                                 51,000          425
Asahi Bank                                                   79,000          812
Asahi Chemical Industry Co.                                  41,000          256
Asahi Glass Co., Ltd.                                        42,000          443
Bank of Tokyo-Mitsubishi, Ltd.                              183,450        3,738
Bank of Yokohama                                             44,000          326
Bridgestone Corp.                                            28,000          472
Canon Inc.                                                   31,000          594
Chiba Bank                                                   31,000          233
Chubu Electric Power Co.                                     26,100          539
Chugoku Electric Power Co., Inc.                             14,300          288
DDI Corp.                                                       100          751
Dai Nippon Printing Co.                                      27,000          455
Dai-Ichi Kangyo Bank, Ltd.                                  112,000        1,820
Daiei Inc.                                                   24,000          213
Daiwa Bank                                                   48,000          272
Daiwa House Industries Co.                                   11,000          153
Daiwa Securities Co.                                         47,000          508
East Japan Railway Co.                                          150          689
Eisai Co.                                                       250            4
Fanuc                                                         8,000          256
Fuji Bank, Ltd.                                             111,000        1,999
Fuji Photo Film Co.                                          18,000          517
Fujitsu Ltd.                                                 66,000          580
Gunma Bank                                                   10,000           89
Hachijuni Bank                                               13,000          130
Hitachi Ltd.                                                121,000        1,073
Honda Motor Co., Ltd.                                        34,000          812
Industrial Bank of Japan, Ltd.                              106,720        2,128
Ishikawajima-Harima Heavy Industries                         53,000          244
Isuzu Motors Ltd.                                            39,000          193
Ito-Yokado Co., Ltd.                                         15,000          748
Itochu Corp.                                                 43,000          259

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                           Number        Value
                                                         of Shares       (000s)
                                                         ----------     --------
Japan Air Lines Co., Ltd.                                    63,000        $ 360
Japan Telecom Co.                                                20          481
Japan Tobacco Inc.                                              100          706
Joyo Bank                                                    18,000          119
Joyo Bank (Rights expire 11/20/96)*                           1,800            6
Jusco Co.                                                    12,000          356
Kajima Corp.                                                 34,000          292
Kansai Electric Power Co.                                    33,700          707
Kao Corp.                                                    24,000          282
Kawasaki Heavy Industries                                    55,000          252
Kawasaki Steel Co.                                          112,000          345
Kinki Nippon Railway Co.                                     56,650          376
Kirin Brewery Co., Ltd.                                      40,000          411
Kobe Steel                                                  104,000          247
Kokusai Denki                                                 1,500          130
Komatsu Ltd.                                                 38,000          311
Kubota Corp.                                                 42,000          238
Kyocera Corp.                                                 7,000          462
Kyushu Electric Power Co.                                    18,700          383
Long-Term Credit Bank of Japan                               85,000          564
Marubeni Corp.                                               34,000          157
Marui Co.                                                    14,000          259
Matsushita Electric Industrial Co., Ltd.                     76,000        1,215
Matsushita Electric Works                                    30,000          290
Mazda Motor Corp.                                            48,000          213
Mitsubishi Chemical Corp.                                    62,000          253
Mitsubishi Corp.                                             56,000          625
Mitsubishi Electric Corp.                                    77,000          446
Mitsubishi Estate Co.                                        46,000          574
Mitsubishi Heavy Industries                                 122,000          938
Mitsubishi Materials Co.                                     46,000          204
Mitsubishi Motors                                            37,000          306
Mitsubishi Trust & Banking Corp.                             45,000          664
Mitsui & Co.                                                 56,000          453
Mitsui Fudosan Co.                                           26,000          322
Mitsui Trust & Banking Co.                                   44,000          425
Murata Manufacturing Co.                                      9,000          289
NEC Corp.                                                    55,000          599
NKK Corp.                                                    97,000          244
NTT Data Corp.                                                   10          296
Nikko Securities Co.                                         52,000          498
Nintendo Co., Ltd.                                            4,200          269

------------------------------------------------------------------------------

                                                           Number        Value
                                                         of Shares       (000s)
                                                         ----------     --------
Nippon Credit Bank                                           69,000        $ 208
Nippon Express Co.                                           31,000          252
Nippon Oil Co.                                               48,000          274
Nippon Paper Industries Co.                                  39,000          220
Nippon Steel Corp.                                          238,000          694
Nippon Telegraph & Telephone Corp.                              596        4,162
Nippon Yusen Kabushiki Kaisha                                27,000          135
Nippondenso Co.                                              31,000          643
Nissan Motor Co., Ltd.                                       89,000          673
Nomura Securities Co., Ltd.                                  70,000        1,156
Obayashi Corp.                                               17,000          131
Odakyu Electric Railway Co.                                     420            3
Oji Paper Co. (New)*                                         16,000          117
Osaka Gas Co.                                                93,000          288
Ricoh Co., Ltd.                                              27,000          268
Rohm Co.                                                      4,000          237
Sakura Bank                                                 124,000        1,176
Sankyo Co.                                                   13,000          322
Sanwa Bank                                                  104,000        1,772
Sanyo Electric Co., Ltd.                                     60,000          291
Secom Co.                                                     3,000          179
Seibu Railway Co.                                            16,000          766
Sekisui Chemical Co.                                         21,000          234
Sekisui House                                                26,000          274
Seven-Eleven Japan Co.                                       15,200          884
Sharp Corp.                                                  40,000          608
Shikoku Electric Power Co.                                    6,200          125
Shimizu Corp.                                                31,000          280
Shin-Etsu Chemical Co.                                       13,650          234
Shizuoka Bank                                                26,000          297
Sony Corp.                                                   12,500          750
Sumitomo Bank                                               113,000        1,985
Sumitomo Chemical Co.                                        63,000          269
Sumitomo Corp.                                               40,000          323
Sumitomo Electric Industries                                 27,000          356
Sumitomo Marine & Fire Insurance Co.                         28,000          201
Sumitomo Metal Industries                                    90,000          247
Sumitomo Trust & Banking Co.                                 44,000          487
Suzuki Motor Corp.                                           10,000          102
TDK                                                           3,000          176
Taisei Corp.                                                 40,000          246
Taisho Pharmaceutical Co.                                     8,000          159

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                           Number        Value
                                                         of Shares       (000s)
                                                         ----------     --------
Takeda Chemical Industries                                   31,000       $  531
Tobu Railway Co.                                             16,000           90
Tohoku Electric Power Co.                                    15,100          306
Tokai Bank                                                   67,000          777
Tokio Marine & Fire Insurance Co.                            55,000          604
Tokyo Electric Power Co., Inc.                               48,000        1,100
Tokyo Gas & Electric Industrial                              82,000          256
Tokyu Corp.                                                  43,000          289
Tonen Corp.                                                  23,000          295
Toppan Printing Co.                                          27,000          330
Toray Industries Inc.                                        54,000          326
Toshiba Corp.                                               119,000          744
Tostem Corp.                                                  5,000          144
Toyo Seikan                                                   8,000          253
Toyo Trust & Banking Co.                                     30,000          256
Toyoda Automatic Loom                                         6,000          111
Toyota Motor Corp.                                          143,000        3,379
Yamaichi Securities Co.                                      45,000          251
Yamanouchi Pharmaceutical Co.                                13,000          264
Yasuda Fire & Marine Insurance Co.                           20,000          127
Yasuda Trust & Banking Co.                                   23,000          112
                                                                          ------
                                                                          71,611
                                                                          ------
NETHERLANDS--6.1%
ABN-Amro Holdings NV                                         17,870        1,010
Aegon NV                                                     15,411          784
Akzo Nobel NV                                                 4,185          527
Dordtsche Petrol                                              2,002          348
Elsevier NV                                                  38,508          640
Heineken NV                                                   3,050          576
ING Groep NV                                                 43,506        1,356
Koninklijke Ahold NV                                          7,171          418
Koninklijke PTT Nederland                                    26,041          942
Philips Electronics NV                                       19,400          684
PolyGram NV                                                  10,409          489
Royal Dutch Petroleum Co. (Bearer)                           29,926        4,942
SGS-Thomson Microelectronics NV*                              7,522          399
Unilever NV, CVA                                              8,700        1,323
Wolters Kluwer NV, CVA                                        4,072          523
                                                                          ------
                                                                          14,961
                                                                          ------

------------------------------------------------------------------------------

                                                           Number        Value
                                                         of Shares       (000s)
                                                         ----------     --------
SINGAPORE--2.0%
City Developments                                            47,000        $ 370
Hong Kong Land Holdings                                     246,356          549
Jardine Matheson Holdings Ltd.                                  191            1
Overseas Chinese Bank (alien market)                         57,212          654
Singapore Airlines Ltd. (alien market)                       77,000          678
Singapore Telecommunications                                910,000        2,119
United Overseas Bank (alien market)                          52,600          512
                                                                           -----
                                                                           4,883
                                                                           -----
SPAIN--2.0%
Argentaria Corp.                                              8,052          316
Banco Bilbao-Vizcaya SA (Reg.)                               13,766          669
Banco de Santander SA (Reg.)                                  8,600          441
Empresa Nacional de Electricidad                             15,326          938
Gas Natural SDG SA                                            2,091          366
Iberdrola SA                                                 49,800          529
Repsol, SA                                                   16,600          542
Telefonica Internacional de Espana, SA                       55,184        1,107
                                                                           -----
                                                                           4,908
                                                                           -----
SWEDEN--2.0%
ASEA AB                                                       3,300          374
ASEA AB Series B                                                800           89
Astra AB Series A                                            29,914        1,374
Astra AB Series B                                             6,700          306
L.M. Ericsson Telephone Series B                             69,080        1,870
Sandvik AB Series A                                           8,600          203
Sandvik AB Series B                                           3,000           71
Swedish Match Company*                                       25,700           77
Volvo AB Series A                                             5,000          103
Volvo AB Series B                                            20,700          430
                                                                           -----
                                                                           4,897
                                                                           -----
SWITZERLAND--7.0%
BBC Brown Boveri (Bearer)                                       420          519
BBC Brown Boveri (Reg.)                                         189           46
CS Holding (Reg.)                                            13,670        1,365
Ciba-Geigy Ltd. (Bearer)                                        170          208
Ciba-Geigy Ltd. (Reg.)                                        1,404        1,729
Cie Financiere Richemont Series A (Bearer)                      309          471
Nestle Ltd. (Reg.)                                            2,334        2,535
Roche Group Holding AG                                          420        3,177

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                           Number        Value
                                                         of Shares       (000s)
                                                         ----------     --------
Roche Group Holding AG (Bearer)                                  85      $ 1,042
Sandoz Ltd. (Bearer)                                            491          569
Sandoz Ltd. (Reg.)                                            2,090        2,416
Schweizerische Bankgesellschaft (Bearer)                      1,144        1,090
Schweizerische Bankgesellschaft (Reg.)                        1,150          222
Schweizerische Bankverein (Reg.)                              4,295          827
Winterthur (Reg.)                                               600          357
Zurich Versicherung (Reg.)                                    2,531          693
                                                                          ------
                                                                          17,266
                                                                          ------
UNITED KINGDOM--21.8%
Abbey National                                               72,619          754
Allied Domecq PLC                                            64,028          494
Argyll Group                                                 56,798          337
Associated British Foods                                     55,569          382
BAA                                                          61,792          498
BAT Industries                                              177,692        1,232
BOC Group                                                    29,615          410
BTR                                                         223,104          935
Barclays                                                     90,265        1,417
Bass                                                         50,821          652
Boots Co.                                                    56,881          577
British Aerospace                                            23,848          453
British Airways                                              59,836          539
British Gas                                                 241,400          750
British Petroleum Co.                                       336,363        3,615
British Sky Broadcast                                       101,400          952
British Steel                                               125,330          348
British Telecom                                             354,739        2,180
Cable & Wireless                                            150,259        1,193
Cadbury Schweppes                                            59,887          499
Commercial Union Assurance Co.                               33,117          350
GKN                                                          19,003          357
General Electric Co.                                        151,200          935
Glaxo Wellcome                                              206,766        3,248
Granada Group                                                35,882          517
Grand Metropolitan, Inc.                                    121,599          917
Great University Stores                                      56,903          569
Guinness                                                    108,800          779

------------------------------------------------------------------------------

                                                           Number        Value
                                                         of Shares       (000s)
                                                         ----------     --------
HSBC Holdings                                                48,766      $ 1,025
HSBC Holdings (Hong Kong)                                   104,953        2,151
Hanson Industries                                           289,071          379
Imperial Chemical Industries                                 40,411          519
Imperial Tobacco*                                            28,907          169
J. Sainsbury PLC                                            106,430          631
Kingfisher                                                   41,660          444
Legal & General Group                                        68,785          363
Lloyds Abbey Life                                            38,848          397
Lloyds TSB Group                                            298,261        1,891
Marks & Spencer PLC                                         152,500        1,281
National Power Development                                   59,600          393
National Westminster Bancorp                                104,773        1,196
Pearson, Inc.                                                34,454          425
Powergen                                                     38,518          320
Prudential Corp.                                            110,479          836
RTZ Corp. PLC                                                60,025          960
Rank Group                                                   86,054          572
Reed International                                           31,845          593
Rentokil Group                                               54,815          368
Reuters Holdings PLC                                         95,074        1,184
Royal Bank of Scotland                                       49,988          409
Royal Sun Alliance                                              969            7
Scot & Newcastle                                             37,789          393
Shell Transport & Trading Co.                               197,687        3,240
Siebe                                                        24,267          381
SmithKline Beecham PLC (New)                                149,987        1,853
Standard Chartered PLC                                       56,941          614
Tesco                                                       121,999          661
Thorn EMI*                                                   23,982          135
Thorn EMI                                                    24,463          481
Tomkins                                                          12            0
Unilever                                                     44,900          943
Vendome Lux Group SA (units)                                 42,290          399
Vodafone Group                                              177,810          687
Whitbread                                                    26,922          315
Zeneca Group                                                 51,108        1,385
                                                                          ------
                                                                          53,889
                                                                          ------

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                           Number        Value
                                                         of Shares       (000s)
                                                         ----------     --------
UNITED STATES--0.0%
Millennium Chemicals Inc.*                                    4,129      $    84
                                                                        --------
TOTAL COMMON STOCK
  (Cost $209,972)                                                        242,436
                                                                         -------
PREFERRED STOCK--0.3%
AUSTRALIA--0.1%
News Corp. (Limited Voting Shares)                           61,436          270
                                                                         -------
GERMANY--0.2%
Sap AG (Non-Voting)                                           2,010          270
Volkswagen AG (Non-Voting)                                      350          106
                                                                         -------
                                                                             376
                                                                         -------
ITALY--0.0%
Fiat SpA                                                     38,800           55
                                                                         -------
TOTAL PREFERRED STOCK
  (Cost $580)                                                                701
                                                                         -------
WARRANTS--0.0%
SWITZERLAND--0.0%
Schweizerische Bankverein (expire 6/30/00)*                     425            1
                                                                         -------
UNITED KINGDOM--0.0%
BTR (expire 11/26/98)*                                        4,019            0
                                                                         -------
TOTAL WARRANTS
  (Cost $3)                                                                    1
                                                                         -------

------------------------------------------------------------------------------

                                                           Number        Value
                                                         of Shares       (000s)
                                                         ----------     --------
CASH EQUIVALENTS--0.8%
Seven Seas Money Market Fund+
  5.04%, 11/07/96                                         2,041,447     $  2,041
                                                                         -------
TOTAL CASH EQUIVALENTS
  (Cost $2,041)                                                            2,041
                                                                         -------
TOTAL INVESTMENTS--99.4%
  (Cost $212,596)                                                        245,179
                                                                         -------
OTHER ASSETS AND LIABILITIES--0.6%
  Other Assets                                                             2,084
  Liabilities                                                               (485)
                                                                         -------
                                                                           1,599
                                                                          ------
NET ASSETS--100.0% (Note 8)
Applicable to 20,180,511 outstanding shares, $0.00001
  par value (unlimited shares authorized)                               $246,778
                                                                         -------
                                                                         -------
NET ASSET VALUE PER SHARE                                                 $12.23
                                                                           -----
                                                                           -----

---------------
* Non-Income Producing Security

+ Interest rate represents the yield on October 31, 1996.

See accompanying Notes to Financial Statements.

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (in thousands)
Year ended October 31, 1996

Investment income:
  Dividends (net of foreign tax withheld of $738)            $ 4,699
  Interest                                                       190
                                                              ------
    Total investment income                                    4,889
                                                              ------
Expenses:
  Investment advisory and administration fee                   1,561
  Transfer agency and shareholder service fees                   559
  Custodian fees                                                 233
  Registration fees                                               55
  Professional fees                                               81
  Shareholder reports                                             75
  Trustees' fees                                                  22
  Amortization of deferred organization costs                     25
  Insurance and other expenses                                     7
                                                              ------
                                                               2,618
Less expenses reduced (Note 4)                                (1,078)
                                                              ------
    Total expenses incurred by Fund                            1,540
                                                              ------
Net investment income                                          3,349
                                                              ------
Net realized gain (loss) on investments and foreign
  currency transactions:
  Net realized loss from changes in market value              (1,972)
  Net realized gain from changes in foreign exchange rates       287
                                                              ------
    Net realized loss on investments sold                     (1,685)
    Net realized loss on foreign currency transactions           (96)
                                                              ------
       Net realized loss on investments sold and foreign
         currency transactions                                (1,781)
                                                              ------
Change in net unrealized gain (loss) on investments and
  foreign currency translation:
  Increase in net unrealized gain from changes in market
    value                                                     29,821
  Decrease in net unrealized gain from changes in foreign
    exchange rates                                            (9,716)
                                                              ------
    Increase in net unrealized gain on investments            20,105
    Decrease in net unrealized gain on translating assets
       and liabilities into the reporting currency                (7)
                                                              ------
       Increase in net unrealized gain on investments and
         foreign currency translation                         20,098
                                                              ------
Net gain on investments                                       18,317
                                                              ------
Increase in net assets resulting from operations             $21,666
                                                              ======

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (in thousands)

                                                       Year ended
                                                  October 31,
                                                    1996        1995
                                                  --------    --------
Operations:
  Net investment income                           $  3,349    $  2,238
  Net realized gain (loss) on investments sold
    and foreign currency transactions               (1,781)        193
  Increase in net unrealized gain on
    investments
    and foreign currency translation                20,098       2,557
                                                  ----------  --------
  Increase in net assets resulting from
    operations                                      21,666       4,988
                                                  ----------  --------
Dividends to shareholders from net
  investment income                                 (2,089)     (1,532)
                                                  ----------  --------
Capital share transactions:
  Proceeds from shares sold                        100,434      73,349
  Net asset value of shares issued in
    reinvestment of dividends                        1,809       1,372
  Early withdrawal fees                                 54          49
  Less payments for shares redeemed                (54,708)    (40,969)
                                                  ----------  --------
  Increase in net assets from capital
    share transactions                              47,589      33,801
                                                  ----------  --------
Total increase in net assets                        67,166      37,257
Net assets:
  Beginning of period                              179,612     142,355
                                                  ----------  --------
  End of period (including undistributed
    net investment income of $3,292 and
    $2,051, respectively)                         $246,778    $179,612
                                                  ==========  ========
Number of Fund shares:
  Sold                                               8,493       6,778
  Reinvested                                           155         134
  Redeemed                                          (4,605)     (3,840)
                                                  ----------  --------
  Net increase in shares outstanding                 4,043       3,072
Shares outstanding:
  Beginning of period                               16,138      13,066
                                                  ----------  --------
  End of period                                     20,181      16,138
                                                  ==========  ========

See accompanying Notes to Financial Statements.

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended October 31, 1996
1. DESCRIPTION OF THE FUND

The Schwab International Index Fund (the "Fund") is a series of Schwab Capital Trust (the "Trust"), a no-load, open-end, management investment company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers the Schwab Small-Cap Index Fund(R), Schwab Asset Director(R) - High Growth Fund, Schwab Asset
Director - Balanced Growth Fund, Schwab Asset Director - Conservative Growth Fund, Schwab S&P 500 Fund, Schwab Analytics Fund(TM), Schwab OneSource Portfolios - International, Schwab OneSource Portfolios - Growth Allocation and Schwab OneSource Portfolios - Balanced Allocation. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments in securities traded on an exchange and investments in money market funds are valued at the last sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Fund's investment manager pursuant to guidelines adopted in good faith by the Board of Trustees. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

------------------------------------------------------------------------------

Security transactions and investment income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Foreign currency translation -- The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are translated into U.S. dollars at the exchange rates on October 31. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Fund separates within its statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign exchange rates from that arising from changes in securities' market values.

Forward currency contracts -- A forward currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When the Forward is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time the contract was closed. The Fund engages in Forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably.

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended October 31, 1996

Deferred organization costs -- Costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

At October 31, 1996, (for financial reporting and federal income tax purposes), net unrealized gain aggregated $32,583,000, of which $45,871,000 related to appreciated securities and $13,288,000 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.70% of the first $300 million of average daily net assets and 0.60% of such assets over $300 million. Under this agreement, the Fund incurred investment advisory and administration fees of $1,561,000 during the year ended October 31, 1996, before the Investment Manager reduced its fee (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of average daily

------------------------------------------------------------------------------

net assets for transfer agency services and 0.20% of such assets for shareholder services. For the year ended October 31, 1996, the Fund incurred transfer agency and shareholder service fees of $559,000, before Schwab reduced its fees (see
Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the year ended October 31, 1996, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $22,000 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. For the year ended October 31, 1996, the total of such fees reduced by the Investment Manager and Schwab was $675,000 and $403,000, respectively (see Note 9).

5. BORROWING AGREEMENT

The Trust has an arrangement with State Street Bank and Trust Company, the Fund's custodian, whereby the Fund may borrow up to $10,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. During the year ended October 31, 1996, no borrowings were made under this arrangement.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated (in thousands) $75,454 and $27,236, respectively, for the year ended October 31, 1996.

SCHWAB INTERNATIONAL INDEX FUND(R)
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended October 31, 1996

7. EARLY WITHDRAWAL FEES PAID TO THE FUND

The Fund assesses a 0.75% early withdrawal fee on redemption proceeds attributable to shares purchased and held less than six months. The early withdrawal fee is retained by the Fund and is treated as a contribution to capital. For the year ended October 31, 1996, total early withdrawal fees retained by the Fund amounted to $54,000.

8. COMPOSITION OF NET ASSETS

At October 31, 1996, net assets consisted of (in thousands):

Paid in capital                                        $213,106
Accumulated undistributed net investment income           3,292
Accumulated net realized loss on investments sold        (2,217)
  and foreign currency transactions
Net unrealized gain on investments                       32,583
Net unrealized gain on translating assets and                14
  liabilities into the reporting currency
                                                       ----------
  Total                                                $246,778
                                                       ==========

The Fund follows Statement of Position 93-2 Determination, Disclosure, and Financial Statement Presentation of Income, Capital Gain, and Return of Capital Distributions by Investment Companies, which will generally present undistributed income and realized gains on a tax basis. As a result, certain reclassifications have occurred that decreased undistributed net investment income by $19,000 and increased net realized loss on investments sold and foreign currency transactions and capital paid in by $34,000 and $53,000, respectively. These reclassifications have no impact on the net asset value of the Fund.

At October 31, 1996, the Fund's Statement of Net Assets included: $71,000 payable for investments purchased, $142,000 payable for Fund shares redeemed, $32,000 payable for investment advisory and administration fee and $244,000 receivable for Fund shares sold.

------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                                                        PERIOD ENDED
                                           YEAR ENDED OCTOBER 31,       OCTOBER 31,
                                         1996       1995       1994       1993 ++
                                       --------   --------   --------   ------------
Net asset value at beginning of period $  11.13   $  10.89   $  10.15     $  10.00
Income from investment operations
  Net investment income                    0.16       0.14       0.11         0.03
  Net realized and unrealized gain on
    investments and foreign currency
    transactions                           1.07       0.22       0.69         0.12
                                       --------   --------   --------   ------------
  Total from investment operations         1.23       0.36       0.80         0.15
Less distributions
  Dividends from net investment income    (0.13)     (0.12)     (0.04)          --
  Distributions from realized gain on
    investments                              --         --      (0.02)          --
                                       --------   --------   --------   ------------
  Total distributions                     (0.13)     (0.12)     (0.06)          --
                                       --------   --------   --------   ------------
Net asset value at end of period       $  12.23   $  11.13   $  10.89     $  10.15
                                       ========   ========   ========   ===========
Total return (not annualized)             11.07%      3.35%      7.89%        1.50%
Ratios/Supplemental data
  Net assets, end of period (000s)     $246,778   $179,612   $142,355     $106,085
  Ratio of expenses to average net
    assets +                               0.69%      0.85%      0.90%        0.60%*
  Ratio of net investment income to
    average net assets +                   1.50%      1.45%      1.14%        2.15%*
  Portfolio turnover rate                     6%         0%         6%           2%
  Average commission rate                 $0.01

---------------
+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of fees reduced and expenses absorbed by the Investment Manager and Schwab. Had these fees and expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to average net
    assets                                 1.17%      1.22%      1.30%         2.10%*
  Ratio of net investment income to
    average net assets                     1.02%      1.08%      0.74%         0.65%*

++ For the period September 9, 1993 (commencement of operations) to October 31, 1993.
* Annualized

------------------------------------------------------------------------------

To the Trustees and Shareholders
of the Schwab International Index Fund(R)

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab International Index Fund (one of the series constituting Schwab Capital Trust, hereafter referred to as the "Trust") at October 31, 1996, the results of its operations, the changes in its net assets and the financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
November 27, 1996

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
COMMON STOCK--99.6%
AEROSPACE/DEFENSE--1.0%
AAR Corp.                                                   5,200           $ 148
Alliant Techsystems Inc.*                                   4,000             196
Coltec Industries Inc.*                                    24,400             421
Curtiss-Wright Corp.                                        1,400              76
Gencorp Inc.                                               12,100             200
OEA, Inc.                                                   6,800             257
Orbital Sciences Corp. Class A*                            10,600             224
Rohr Industries Inc.*                                       6,600             122
Thiokol Corp.                                               6,100             255
Trimble Navigation Ltd.*                                    7,500             106
                                                                            -----
                                                                            2,005
                                                                            -----
AIR TRANSPORTATION--0.9%
Alaska Air Group Inc.*                                      4,000              88
Atlantic Southeast Airlines Inc.                           10,800             227
Atlas Air Inc.*                                             4,900             181
Comair Holdings Inc.                                       14,700             294
Continental Airlines Inc. Class B                          15,000             377
Mesa Air Group Inc.*                                        9,900              93
Offshore Logistics, Inc.*                                   7,200             121
Trans World Airlines Inc. (New)*                           10,800              86
USAir Group, Inc.*                                         17,200             299
Valujet Inc.                                               17,300             170
                                                                            -----
                                                                            1,936
                                                                            -----
ALCOHOLIC BEVERAGES--0.2%
Adolph Coors Co. Class B                                   12,100             235
Canandaigua Wine Co., Inc. Class A*                         5,900             135
                                                                            -----
                                                                              370
                                                                            -----
APPAREL--1.2%
Brown Group Inc.                                            5,700             118
Burlington Industries Inc.*                                19,800             225
Cone Mills Corp.*                                           8,800              69
Donnkenny Inc.                                              4,700              59
Fabri-Centers of America, Inc. Class A                      5,900              77
Guilford Mills, Inc.                                        4,900             116
Justin Industries Inc.                                      8,000              82
Kellwood Co.                                                6,100             110

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Men's Wearhouse, Inc.                                       7,200           $ 148
Nautica Enterprises Inc.                                   11,300             346
Phillips-Van Heusen Corp.                                   7,700              85
Springs Industries Inc.                                     5,900             266
St. John's Knits, Inc.                                      6,200             284
Stride Rite Corp.                                          14,700             121
Unitog Co.                                                  4,000             110
Wolverine World Wide Inc.                                   9,150             226
                                                                            -----
                                                                            2,442
                                                                            -----
AUTOMOTIVE PRODUCTS--0.3%
APS Holding Corp. Class A*                                  4,400              91
Armor-All Products Corp.                                    6,800             113
Carlisle Cos. Inc.                                          5,200             296
Discount Auto Parts Inc.*                                   4,900             107
O'Reilly Automotive, Inc.*                                  3,200             113
                                                                            -----
                                                                              720
                                                                            -----
BANKS--6.8%
ALBANK Financial Corp.                                      4,320             120
Associated Banc-Corp.                                       5,600             223
Banc One Corp.                                              6,386             271
Bancorp South, Inc.                                         6,600             166
CCB Financial Corp.                                         5,550             316
CNB Bancshares Inc.                                         6,301             187
Centura Banks Inc.                                          7,900             307
Chase Manhattan Corp. (New)                                 1,414             121
Chemical Financial Corp.                                    2,995             112
Citizens Bancorp                                            4,800             245
Citizens Banking Corp.                                      4,600             133
City National Corp.                                        14,900             261
Cole Taylor Financial Group Inc.                            4,800             145
Colonial BancGroup Inc.                                     6,900             261
Corus Bankshares Inc.                                       4,700             146
Cullen/Frost Bankers Inc.                                   8,400             254
Dauphin Deposit Bank & Trust Co.                           10,600             346
Deposit Guaranty Corp.                                      7,400             371
F & M National Corp.                                        5,455             101
First Citizens BancShares Inc.                              4,200             282
First Commercial Bancshares Inc.                            4,500             125
First Commercial Corp.                                     10,851             368
First Commonwealth Financial Corp.                          6,400             115

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
First Financial Bancorp                                     5,390            $168
First Hawaiian, Inc.                                        9,900             307
First Michigan Bank Corp.                                   8,201             205
First Midwest Bancorp Inc.                                  5,100             163
Firstbank Illinois Co.                                      3,600             117
Fort Wayne National Corp.                                   4,200             145
Fulton Financial Corp.                                     11,216             223
HUBCO, Inc.                                                 4,635             100
Hancock Holding Co.                                         3,000             120
Imperial Bancorp                                            8,346             160
Jefferson Bankshares, Inc.                                  5,400             149
Keystone Financial Inc.                                    13,650             353
Liberty Bancorp, Inc.                                       3,900             150
Long Island Bancorp Inc.                                    8,200             244
Magna Group Inc.                                            9,000             251
Mark Twain Bancshares Inc.                                  4,800             220
Mid-Am, Inc.                                                6,622             117
National Bancorp of Alaska, Inc.                            2,800             181
National Commerce Bancorp                                   8,200             289
New York Bancorp Inc.                                       3,300             112
North Fork Bancorporation                                   7,700             244
ONBANCorp, Inc.                                             4,500             164
Old National Bancorp                                        8,601             313
One Valley Bancorp of West Virginia Inc.                    9,750             315
Park National Corp.                                         2,500             121
People's Bank Bridgeport Conn.                             13,200             338
Provident Bancorp Inc.                                      9,000             399
Provident Bankshares Corp.                                  3,500             126
Queens County Bancorp, Inc.                                 2,933             127
Riggs National Corp. Washington D.C.                       11,100             189
S & T Bancorp, Inc.                                         3,300             104
Security Capital Corp.                                      3,200             212
Sumitomo Bank                                               5,100             129
Susquehanna Bancshares, Inc.                                4,500             132
T R Financial Corp.                                         3,400             103
Toronto-Dominion Bank                                       2,274              53
TrustCo Bank Corp. NY                                       6,445             141
Trustmark Corp.                                            11,400             282
U S Trust Corp. (New)                                       3,000             188
U.S. Bancorp                                                3,420             137
UMB Financial Corp.                                         6,297             246

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
UST Corp.                                                   5,400          $   97
Union Planters Corp.                                        5,337             185
United Bankshares, Inc.                                     5,700             171
United Carolina Bancshares Corp.                            7,800             201
Westamerica Bancorp                                         3,100             158
Whitney Holding Corp.                                       5,400             172
Zions Bancorp                                               4,500             408
                                                                           ------
                                                                           14,205
                                                                           ------
BUSINESS MACHINES & SOFTWARE--7.2%
3COM Corp.                                                  4,134             280
AST Research Inc.*                                         19,278              88
Amati Communications Corp.*                                 5,400              94
Analogic Corp.                                              4,500             123
Applied Magnetics Corp.*                                    8,100             173
Auspex Systems, Inc.*                                       7,600              77
BBN Corp.*                                                  7,300             156
BancTec, Inc.*                                              6,300             128
Black Box Corp.*                                            5,100             173
Borland International Inc.*                                 9,300              47
Broderbund Software Inc.*                                   6,600             185
Cheyenne Software Inc.*                                    12,450             378
Cisco Systems Inc.                                          2,800             173
Computer Horizons Corp.                                     5,700             177
Computer Products, Inc.*                                    8,500             167
Computer Sciences Corp.*                                    6,320             469
Compuware Corp.*                                           13,700             726
Comshare, Inc.                                              3,600              50
Comverse Technology Inc. (New)*                             7,500             262
Control Data Systems, Inc.*                                 4,500             105
Data General Corp.*                                        11,200             167
Dell Computer Corp.                                         6,300             513
Digi International Inc.*                                    4,300              63
Exabyte Corp.*                                              6,900              90
FileNet Corp.*                                              6,100             172
Geoworks*                                                   4,600              93
HCIA Inc.*                                                  3,600             101
HNC Software Inc.                                           6,400             201
INSO Corp.                                                  4,200             206
Intergraph Corp.*                                          16,000             151
JTS Corp.*                                                 20,000              75

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Learning Co. Inc.*                                         14,300          $  290
Legato Systems Inc.                                         5,800             207
McAfee Associates, Inc.                                    16,012             730
Medic Computer Systems, Inc.                                4,800             134
Metatools Inc.*                                             4,000              78
Microchip Technology Inc.*                                 11,700             423
Mylex Corp.*                                                6,000              76
National Computer Systems, Inc.                             5,700             122
National Instruments Corp.*                                 8,100             235
Network General Corp.                                      11,700             280
Novellus Systems, Inc.*                                     5,100             210
Oak Technology                                             12,900             129
Optical Data Systems, Inc.                                  5,700              83
PeopleSoft Inc.                                             1,200             108
Platinum Technology Inc.*                                  18,400             267
Project Software & Development Inc.                         4,000             134
Proxim Inc.*                                                3,500              81
Pure Atria Corp.*                                           6,950             189
Quantum Corp.*                                             18,800             380
Rational Software Corp. (New)                              13,800             527
Read-Rite Corp.*                                           16,800             296
Safeguard Scientifics Inc.                                  9,600             382
Santa Cruz Operations, Inc.*                               11,000              76
Security Dynamics Technology                                4,100             331
Sequent Computer Systems, Inc.*                            12,000             178
Stac Inc.*                                                 10,500              77
Stratus Computer Inc.*                                      7,800             175
Structural Dynamics Research Corp.*                        11,100             196
System Software Associates, Inc.                           14,900             174
Tech Data Corp.*                                           13,600             349
Transaction Systems Architects Inc. Class A                 7,600             312
U.S. Robotics, Inc.                                        13,600             856
Veritas Software Co.                                        4,950             251
Videoserver Inc.*                                           4,200             198
Wang Laboratories Inc. (New)*                              12,600             294
Wind River Systems Inc.                                     7,400             312
Xircom, Inc.*                                               6,000             122
                                                                           ------
                                                                           15,125
                                                                           ------

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
BUSINESS SERVICES--13.3%
ABM Industries, Inc.                                        9,000            $159
ABR Information Services Inc.                               4,600             317
Access Health Inc.                                          4,600             151
Accustaff Inc.                                             12,900             343
Ackerley Inc.                                              10,000             123
Addington Resources, Inc.*                                  5,000             139
Affiliated Computer Services Inc. Class A                   6,800             369
Alternative Resources Corp.                                 5,100             102
American Business Information, Inc.                         7,650             145
American Business Products, Inc.                            5,200             116
American Homepatient Inc.                                   5,500             130
American Management Systems, Inc.                          12,200             387
American Medical Response, Inc.*                            7,800             234
Amresco Inc.                                                8,600             180
Analysts International Corp.                                4,800             118
Apollo Group, Inc. Class A                                 14,337             391
Applix Inc.                                                 3,400              82
Aspen Technology Inc.*                                      2,600             174
BISYS Group, Inc.*                                          7,900             295
Bell & Howell Co. (New)*                                    4,500             120
Billing Information Concepts Corp.*                         4,700             122
Bowne & Co. Inc.                                            5,000             117
CDI Corp.*                                                  6,500             179
Cadence Design Systems Inc.                                 4,050             148
Cambridge Technology Partners                              14,400             473
Camco International Inc.                                    9,700             376
Catalina Marketing Corp.                                    8,400             427
Cellular Technical Services Inc.                            7,000             113
Cerner Corp.                                               11,600             138
Checkfree Corp.*                                           14,300             259
Clintrials Research Inc.                                    4,300             160
Compucom Systems Inc.*                                     14,000             137
Computer Task Group Inc.                                    4,100             155
Computervision Corp. (New)*                                20,000             180
Concord EFS, Inc.                                          23,175             669
Continental Waste Industries Inc.*                          4,600             114
Corrections Corp. of America                               15,200             395
Coventry Corp.*                                            10,000             100
Culligan Water Technologies Inc.*                           7,000             263
Curative Technologies Inc.*                                 4,500             104

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Dames & Moore Inc.                                          6,500            $ 87
Data Broadcasting*                                         10,500              77
DeVRY Inc.                                                  9,000             449
Dionex Corp.                                                4,200             163
Dynatech Corp.*                                             5,900             292
Electro Rental                                              4,100              96
Employee Solutions Inc.                                     9,600             211
Envoy Corp. (New)*                                          4,600             170
Epic Design Technology Inc.                                 4,500             111
Express Scripts Inc. Class A*                               5,200             146
Fair Issac & Co. Inc.                                       5,100             192
Franklin Quest Co.*                                         6,900             140
G&K Services, Inc. Class A                                  6,350             184
GRC International, Inc.*                                    2,500              35
Gartner Group Inc. Class A (New)                           11,600             360
HA-LO Industries Inc.                                       3,900             123
HBO & Co.                                                   5,200             313
Health Management Systems, Inc.                             6,000             140
Healthplan Services Corp.*                                  4,400              80
Heritage Media Corp. Class A (New)                         11,000             168
Hon Industries Inc.                                        10,400             368
Horizon Healthcare Corp.*                                  16,400             170
ITT Educational Services Inc.                               6,250             227
Information Resources, Inc.*                                9,400             119
Inphynet Medical Management Inc.*                           4,900              78
Integrated Health Services Inc.                             9,400             231
Integrated Systems Consulting Group                           717              12
Integrated Systems Inc. Class A                             8,400             224
Intelligent Electronics Inc.                               11,000              96
Interim Services Inc.*                                      5,800             232
Jack Henry & Associates Inc.                                3,600             146
Jacobs Engineering Group Inc.*                              9,500             210
Jenny Craig, Inc.*                                          6,900              62
John H. Harland Co.                                         9,700             302
Keane, Inc.                                                 5,300             246
Kinder Care Learning Centers Inc.*                          7,100             141
Kirby Corp.*                                                7,800             152
Kronos, Inc.                                                2,100              61
Mariner Health Group Inc.*                                 10,300              86
Maxicare Health Plans Inc. (New)*                           5,200              97
Metromedia International Group, Inc.*                      21,700             214

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Micro Warehouse, Inc.*                                     12,000            $278
Molten Metal Technology, Inc.*                              7,800             104
National Data Corp.                                         8,800             362
National Education Corp.*                                  11,000             179
National Media Corp.*                                       8,100              97
Netcom Online Communications*                               3,500              53
Netmanage Inc.*                                            13,200              90
Network Equipment Technologies*                             6,500              87
New England Business Service, Inc.                          4,800              86
Norrell Corp. Georgia                                       8,000             200
Occusystems Inc.*                                           6,700             185
Oceaneering International, Inc.*                            7,400             133
Ogden Corp.                                                15,700             285
OrNda HealthCorp*                                           9,760             266
Orthodontic Centers of America Inc.                        14,200             202
PAXAR Corp.                                                 8,359             135
PHH Corp.                                                  12,200             363
PSINet Inc.*                                               12,700             121
Payment Services Inc.                                      10,600             212
Pharmaceutical Product Development Inc.*                    3,648              70
PhyCor Inc.                                                10,350             319
Physician Corp. of America*                                12,700             141
Physicians Computer Network*                               17,400             156
Pre-Paid Legal Services, Inc.*                              7,000              82
Quarterdeck Corp.*                                         13,000              67
Republic Industries Inc.                                   31,200             969
Robert Half International Inc.                             15,800             634
Rollins, Inc.                                              11,400             218
Rykoff-Sexton, Inc.                                         6,450              92
SEI Corp.                                                   5,900             119
SPS Transaction Services, Inc.*                             8,500             136
Scientific Games Holdings Corp.*                            4,400             100
Seacor Holdings Inc.*                                       2,700             146
Sitel Corp.                                                20,400             402
Standard Register Co.                                       9,100             237
Steris Corp.                                                8,522             321
Stewart Enterprises Inc. Class A                            7,950             270
Sun Healthcare Group Inc.*                                 16,408             209
Symantec Corp.*                                            19,900             215
Synetic Inc.*                                               5,200             191
TCSI Corp.                                                  6,600              52

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Technology Solutions Co.                                    5,500          $  213
True North Communications                                   7,000             166
U.S.A. Waste Services Inc.*                                39,837           1,275
United Waste Systems, Inc.                                 11,000             377
Universal Health Services Inc. Class B                     11,300             283
Valassis Communications Inc.*                              14,300             257
Viasoft Inc.                                                6,000             297
Volt Information Sciences Inc.                              3,500             137
Wallace Computer Services, Inc.                             9,200             270
Zebra Technologies Corp. Class A                            7,600             219
                                                                           ------
                                                                           27,793
                                                                           ------
CHEMICAL--2.1%
Arcadian Corp.                                             13,400             330
Calgon Carbon Corp.                                        14,400             144
Cambrex Corp.                                               4,800             150
Chemed Corp.                                                3,200             125
Crompton & Knowles Corp.                                   23,100             416
Cytec Industries Inc.                                      12,600             450
Dexter Corp.                                                7,800             242
Ferro Corp.                                                 8,800             238
First Mississippi Corp.                                     6,000             174
Geon Co.                                                    8,500             167
H.B. Fuller Co.                                             4,600             191
Lawter International Inc.                                  13,300             156
Lilly Industrial Inc. Class A                               6,950             125
NCH Corp.                                                   2,400             134
NL Industries Inc. (New)                                   16,200             138
OM Group Inc.                                               3,700             150
Petrolite Corp.                                             3,600             116
Scotts Co. Class A*                                         7,400             138
Sequa Corp. Class A*                                        3,600             150
Techne Corp.*                                               3,500              84
Tredegar Industries Inc.                                    4,400             168
WD-40 Co.                                                   2,700             135
Wellman Inc.                                               10,500             186
                                                                           ------
                                                                            4,307
                                                                           ------
CONSTRUCTION--1.9%
Amre Inc.                                                   5,900              55
Apogee Enterprises, Inc.                                    4,300             165
Blount International Inc. Class A                           5,850             211

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Blount International Inc. Class B                           1,500           $  54
Calmat Co.                                                  7,800             145
Centex Construction Products Inc.                           8,200             128
Centex Corp.                                                9,000             271
D.R. Horton Inc.                                           11,300             103
Del Webb Corp.                                              6,700             107
Global Industries Inc.                                     12,000             213
Granite Construction Inc.                                   5,750             113
Kaufman & Broad Home Corp.                                 12,700             152
Lone Star Industries, Inc. (New)                            6,300             232
Mafco Consolidated Group Inc.*                              7,800             217
Mastec Inc.*                                                6,100             296
Medusa Corp.                                                5,600             184
Morrison Knudsen Corp. (New)*                              18,000             162
Pulte Corp.                                                 8,600             228
Regal Beloit Corp.                                          6,000             107
Southdown Inc.                                              6,400             175
Stone & Webster, Inc.                                       4,200             139
TJ International Inc.                                       6,100             118
Toll Brothers, Inc.*                                       10,200             175
Triangle Pacific Corp. Delaware*                            4,400              93
U.S. Home Corp. (New)*                                      3,200              69
                                                                            -----
                                                                            3,912
                                                                            -----
CONSUMER-DURABLE--1.3%
Bassett Furniture Industries Inc.                           4,700             105
Champion Enterprises Inc.                                  16,600             328
Chicago Miniature Lamp Inc.                                 5,250             158
Ethan Allen Interiors Inc.                                  4,700             168
Furniture Brands International Inc.*                       19,900             266
Harman International Industries Inc. (New)                  8,775             451
Interface Inc. Class A                                      7,000             117
Kimball International Inc. Class B                          7,000             252
La-Z-Boy Chair Co.                                          6,000             187
National Presto Industries, Inc.                            2,300              86
Outboard Marine Corp.                                       6,400              99
Sturm, Ruger & Co., Inc.                                   11,000             206
Toro Co.                                                    3,500             110
Zenith Electronics Corp.*                                  19,700             259
                                                                            -----
                                                                            2,792
                                                                            -----

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
CONSUMER-NONDURABLE--2.0%
3DO Co.*                                                    9,100           $  52
A.T. Cross Co. Class A                                      5,800              66
Acclaim Entertainment Inc.*                                16,000              79
Applebee's International, Inc.                              7,400             180
Buffets Inc.*                                               9,900             110
CKE Restaurants Inc.                                        7,200             214
Department 56 Inc.*                                         6,300             139
Foodmaker, Inc.*                                           12,000             117
Galoob Lewis Toys Inc.*                                     5,000             134
International Dairy Queen Inc. Class A*                     8,100             156
Jostens, Inc.                                              12,300             264
Landry's Seafood Restaurants, Inc.                          7,700             155
Luby's Cafeterias, Inc.                                     7,500             158
Mohawk Industries Inc.*                                    12,900             311
Papa John's International, Inc.                             6,100             305
Rexall Sundown, Inc.                                       10,700             290
Ruby Tuesday Inc.                                           5,637              92
Russ Berrie & Co. Inc.                                      8,500             153
Ryan's Family Steak Houses Inc.*                           19,500             141
Samsonite Corp. (New)                                       7,500             253
Sbarro, Inc.                                                8,000             211
Shoney's Inc.*                                             16,700             123
Showbiz Pizza Time Inc. (New)                               5,700             105
Sonic Corp.                                                 5,600             126
Toy Biz Inc. Class A*                                       5,300              94
Williams-Sonoma Inc.*                                       8,400             232
                                                                            -----
                                                                            4,260
                                                                            -----
CONTAINERS--0.4%
ACX Technologies Inc.                                       8,600             153
Ball Corp.                                                  9,900             239
Gaylord Container Corp. Class A*                           17,400             131
Greif Brothers Corp. Class A                                8,500             239
                                                                            -----
                                                                              762
                                                                            -----
ELECTRONICS--4.2%
ADAC Laboratories                                           6,000             122
AMETEK, Inc.                                               10,800             215
Actel Corp.*                                                6,000             106
Allen Group Inc.                                            8,600             137
Alliance Semiconductor Corp.                               12,100              76

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Altron Inc.                                                 5,250            $ 79
Ampex Corp. (Delaware) Class A*                            15,000             101
Anixter International Inc.                                 16,600             247
Augat Inc.                                                  6,200             171
Belden Inc.                                                12,300             354
Broadband Technologies Inc.*                                4,200              75
Burr Brown                                                  5,700             123
Cable Design Technologies Corp.                             6,100             157
CopyTele Inc.                                              19,200             138
Cyrix Corp.*                                                6,000             106
DSP Communications Inc.                                     7,600             290
Dallas Semiconductor Corp.                                  9,500             190
Echostar Communications Corp. Class A*                      3,500             104
Exide Corp.                                                 6,700             174
FSI International Inc.                                      7,600              79
Fluke Corp.                                                 2,800             112
Genrad Inc.*                                                7,000             142
Gerber Scientific Inc.                                      7,100              96
ITI Technologies Inc.*                                      3,600             103
Identix Inc.*                                               7,800              63
Imp Inc.*                                                   9,000              25
Integrated Device Technology Inc.                          26,500             217
Integrated Process Equipment Corp.*                         4,600              51
International Rectifier Corp.                              16,100             199
Itron, Inc.*                                                4,500              73
Kemet Corp.                                                13,400             257
Kent Electronics Corp.                                      9,100             208
Kulicke & Soffa Industries Inc.                             6,000              79
Lam Research Corp.*                                         9,500             231
Lattice Semiconductor Corp.*                                7,400             253
Littlefuse, Inc.*                                           3,400             141
Logicon, Inc.                                               4,700             194
Macromedia Inc.                                            11,900             199
Marshall Industries*                                        5,400             163
Methode Electronics Inc. Class A                           11,050             214
Ortel Corp.*                                                4,000              84
Osmonics, Inc.*                                             3,500              74
Palomar Medical Technologies*                              10,000              72
Pioneer Standard Electronics Inc.                           6,525              70
Rexel Inc.*                                                 7,000             102
S3 Inc.                                                    16,200             304

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Sanmina Corp.                                               5,600           $ 258
Sierra Semiconductor Corp.                                 10,000             130
Silicon Valley Group Inc.*                                 10,000             167
Stanford Telecommunications*                                3,000              87
Technitrol Inc.                                             2,600              86
VLSI Technology, Inc.*                                     16,200             279
VeriFone, Inc.*                                             7,000             235
Vicor Corp.                                                12,700             230
Vitesse Semiconductor Corp.*                                6,600             210
Wyle Electronics                                            4,400             131
Zilog Inc.*                                                 5,900             117
                                                                            -----
                                                                            8,700
                                                                            -----
ENERGY-DEVELOPMENT--4.6%
Amcol International Corp.                                   6,800             102
Apache Corp.                                                3,525             125
Ashland Coal, Inc.                                          4,000              95
Atwood Oceanics Inc.*                                       2,200             122
BJ Services Co.*                                           10,000             449
Barrett Resources Corp.*                                   12,900             495
Benton Oil & Gas Co.*                                       9,800             239
Cabot Oil & Gas Corp. Class A                               6,600             102
Chesapeake Energy Corp.                                     9,600             559
Devon Energy Corp.                                          9,400             328
Energy Ventures, Inc.*                                      8,000             352
Falcon Drilling Inc.*                                      11,600             412
Forest Oil Corp. (New)*                                     9,000             134
Halliburton Co.                                             5,616             318
Helmerich & Payne Inc.                                      7,900             428
Louis Dreyfus Natural Gas Corp.*                           11,400             192
MAXXAM Inc.*                                                2,300              97
Marine Drilling Company, Inc.*                             13,900             191
NGC Corp.                                                     693              12
Newfield Exploration Co.*                                   5,900             279
Newpark Resources, Inc.                                     5,500             206
Nuevo Energy Co.*                                           6,000             299
Parker & Parsley Petroleum Co.                             11,200             322
Parker Drilling Co.*                                       21,100             179
Pride Petroleum Services Inc.*                              9,100             159
Production Operators Corp.                                  3,200             126
Reading & Bates Corp. (New)*                               20,600             592

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Rochester & Pittsburgh Coal Co.                             3,500           $ 114
Rowan Cos. Inc.*                                           27,700             620
Solv-Ex Corp.*                                              7,600              98
Tom Brown Inc. (New)*                                       7,300             138
Transocean Offshore Inc.                                    6,700             424
Tremont Corp.*                                              2,300              79
Tuboscope Vetco International Corp.*                       11,200             169
United Meridian Corp.*                                     10,100             476
Varco International Inc.*                                   9,900             196
Vintage Petroleum Inc.                                      9,700             286
Zeigler Coal Holding Co.                                    8,000             145
                                                                            -----
                                                                            9,659
                                                                            -----
FOOD-AGRICULTURE--2.5%
Bob Evans Farms, Inc.                                      14,700             186
Chiquita Brands International Inc.                         18,200             228
Coca-Cola Bottling Co.                                      3,000             121
Dekalb Genetics Corp. Class B                               5,400             213
Delta & Pine Land Co.                                       7,698             277
Dimon Inc.                                                 13,600             258
Dreyers Grand Ice Cream Inc.                                4,500             115
Earthgrains Co.                                             3,500             186
Fleming Companies, Inc.                                    12,200             212
Flowers Industries, Inc.                                   20,350             476
Hudson Foods Inc. Class A                                   9,350             155
International Multifoods Corp.                              5,100              78
Interstate Bakeries Corp. (New)                            13,100             555
J.M. Smucker Co. Class A                                    8,900             147
J.M. Smucker Co. Class B (Non Voting)                       4,700              72
JP Foodservice, Inc.*                                       6,800             153
Lance Inc.                                                 10,400             184
Mississippi Chemical Corp. (New)                            7,000             176
Mycogen Corp.*                                              9,800             154
Ralcorp Holdings, Inc.*                                    10,966             230
Richfood Holdings Inc.                                     16,350             398
Savannah Foods & Industries Inc.                            7,400             118
Seaboard Corp.                                                500             106
Smithfield Foods Inc.*                                      6,200             178
Tootsie Roll Industries, Inc.                               7,300             268
                                                                            -----
                                                                            5,244
                                                                            -----

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
GOLD--0.6%
Amax Gold Inc.*                                            30,500           $ 168
Battle Mountain Gold Co.                                   75,400             575
Getchell Gold Corp.*                                        9,371             417
Meridian Gold Inc.*                                        21,000              92
                                                                            -----
                                                                            1,252
                                                                            -----
HEALTHCARE--8.2%
Acuson*                                                     8,600             182
Advanced Technology Laboratories, Inc.*                     4,500             137
Advanced Tissue Sciences Inc.*                             12,500             203
Agouron Pharmaceuticals Inc.*                               5,000             286
Alliance Pharmaceutical Corp.*                              9,200             128
Alpharma, Inc. Class A                                      7,500              94
Amylin Pharmaceuticals Inc.*                                9,000             100
Arrow International Inc.                                    7,400             211
Ballard Medical Products                                    9,900             174
Barr Laboratories, Inc.                                     4,000             111
Bio Rad Laboratories Inc. Class A                           4,050              98
Bio Technology General Corp.*                              13,800             113
Block Drug Inc. Class A                                    11,505             521
CNS, Inc.                                                   6,500             110
Cardinal Health Inc.                                        5,842             459
Carter Wallace Inc.                                        15,300             237
Cephalon Inc.*                                              7,600             170
Cognex Corp.                                               14,800             189
Columbia Laboratories Inc.                                  8,000              96
Community Psychiatric Centers*                             13,100             116
Conmed Corp.                                                4,900              85
Cygnus Therapeutic Systems, Inc.*                           6,000              86
Cytogen Corp.*                                             15,000              80
Datascope Corp.*                                            5,200              88
Diagnostic Products Corp.                                   4,300             128
Enzo Biochem Inc.                                           7,849             143
Fresenius Medical Care AG (Sponsored American
  Depository Receipts)*                                     7,450             222
Gilead Sciences Inc.*                                       9,500             220
GranCare, Inc.*                                             7,300             131
Gulf South Medical Supply Inc.                              5,500             120
Haemonetics Corp.*                                          9,700             173
HealthSouth Rehabilitation Corp.*                          12,488             468

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Herbalife International Inc.                                9,400            $188
Hologic Inc.                                                4,700             108
Human Genome Sciences Inc.*                                 6,700             243
ICN Pharmaceuticals, Inc.                                  11,301             215
IDEXX Laboratories Inc.                                     6,800             266
Icos Corp.*                                                12,500              93
Idec Pharmaceuticals Corp.*                                 6,700             144
Imatron Inc.*                                              22,500              90
Immunex Corp. (New)*                                       13,300             180
Immunomedics Inc.*                                         11,100              78
Incyte Pharmaceuticals Inc.*                                3,100             125
Interneuron Pharmaceuticals*                                7,500             184
Invacare Corp.                                              9,600             266
Isis Pharmaceuticals*                                       8,000             129
Isolyser Inc.                                              10,300              72
Jones Medical Industries Inc.                               9,800             424
Kinetic Concepts Inc.                                      14,900             196
Life Technologies, Inc. (New)                               7,650             174
Ligand Pharmaceuticals Inc. Class B                         8,200             103
Lincare Holdings Inc.*                                      8,200             305
Liposome Inc.*                                             10,900             186
Living Centers of America*                                  6,600             154
Lunar Corp.                                                 3,000              93
Magellan Health Services Inc.*                             11,700             215
Marquette Medical System Inc.*                             13,400             209
Martek Biosciences Corp.*                                   5,400             115
Matrix Pharmaceuticals*                                     8,000              60
Medimmune Inc.*                                             7,900             123
Mentor Corp.                                                8,100             179
Mid Atlantic Medical Services Inc.*                        14,800             159
Multicare Cos. Inc.                                         7,800             140
Nabi Inc.*                                                 11,000             102
Natures Sunshine Products Inc.                              7,500             165
Neopath Inc.*                                               4,000              65
Neoprobe Corp.*                                             6,300              90
Neurex Corp.*                                               6,700             104
Neurogen Corp.*                                             4,300              92
Nexstar Pharmaceuticals Inc.*                               8,900             139
North American Vaccine Inc.*                                9,400             209
Novacare Inc.*                                             22,580             186
Noven Pharmaceuticals, Inc.*                                6,000              83

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Organogenesis Inc.                                          6,200          $  111
Owens & Minor Inc. (New)                                    8,700              82
PDT Inc.                                                    3,400              84
PHP Healthcare Corp.                                        3,000              69
PLC Systems Inc.*                                           5,200             116
Patterson Dental Co.*                                       6,950             195
Perrigo Co.*                                               24,100             226
Physician Sales & Service Inc.                             12,600             266
Protein Design Labs, Inc.*                                  4,800             116
Quintiles Transnational Corp.                               6,100             400
Regeneron Pharmaceuticals Inc.*                             9,400             178
Renal Treatment Centers Inc.                               10,300             276
Respironics Inc.*                                           6,200              93
RoTech Medical Corp.                                        8,000             127
Roberts Pharmaceutical Corp.*                               5,700              88
Salick Health Care, Inc.*                                   3,600             143
Sepracor Inc.*                                              9,600             155
Sequus Pharmaceuticals Inc.*                               10,600             148
Sofamor/Danek Group Inc.*                                   8,000             220
Sola International Inc.*                                    7,300             264
Somatogen Inc.*                                             7,400              80
Summit Technology Inc.                                     10,000              56
Sunrise Medical Inc.*                                       6,000              89
Target Therapeutics Inc.                                    4,300             159
Tecnol Medical Products Inc.*                               6,100              77
Thermedics Inc.*                                           12,200             253
Thermo Cardiosystems Inc.                                   7,050             224
U.S. Bioscience Inc.*                                       8,500              98
Ventritex Inc.*                                             7,000             160
Vertex Pharmaceuticals Inc.*                                7,800             259
Vivus*                                                      5,600             186
West Company Inc.                                           5,300             142
                                                                           ------
                                                                           17,270
                                                                           ------
HOUSEHOLD PRODUCTS--0.3%
Bush Boake Allen Inc.*                                      5,600             144
Church & Dwight Inc.                                        6,100             131
Libbey Inc.                                                 4,300             103
Playtex Products Inc.*                                     18,800             160
                                                                           ------
                                                                              538
                                                                           ------

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
IMAGING & PHOTO--0.4%
Avid Technology, Inc.*                                      6,500            $ 89
BMC Industries, Inc.                                        8,200             243
Chyron Corp.*                                              30,700             157
Optical Imaging Systems Inc.*                              31,200              88
Photronic, Inc.*                                            4,150             112
Robotic Vision Systems Inc.*                                5,600              57
Ultratech Stepper Inc.                                      7,100             120
                                                                             ----
                                                                              866
                                                                             ----
INSURANCE--5.7%
20th Century Industries*                                   16,300             261
Acordia, Inc.                                               4,300             123
Alexander & Alexander Services                             13,700             209
Alfa Corp.                                                 13,700             152
Allied Group Inc.                                           3,600             151
American Annuity Group, Inc.                               15,350             209
American Bankers Insurance Group, Inc.                      6,500             311
American Heritage Life Investment Corp.                     5,200             115
American Travellers Corp.                                   6,100             209
Argonaut Group, Inc.                                        7,700             223
Arthur J. Gallagher & Co.                                   4,500             132
CMAC Investment Corp.                                       3,800             263
Capital Re Corp.                                            5,400             209
Capitol American Financial Corp.                            6,500             236
Capsure Holdings Corp.                                      4,200              38
Citizens Corp.                                             13,600             274
Commerce Group Inc.                                        11,800             283
Compdent Corp.*                                             3,500             120
Conseco, Inc.                                               5,308             284
Crawford & Co. Class A                                      6,100             121
Crawford & Co. Class B                                     11,700             231
Delphi Financial Group, Inc. Class A                        7,200             203
Enhance Financial Services Group Inc.                       7,100             237
Executive Risk Inc.                                         4,300             177
Financial Security Assured Holdings Ltd.                   10,100             283
Foremost Corp. of America                                   3,400             187
Fremont General Corp.                                       8,620             253
Frontier Insurance Group, Inc.                              4,675             186
General Re Corp.                                            2,049             302
HCC Insurance Holdings, Inc.                               11,250             287

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Harleysville Group Inc.                                     4,600          $  128
Home Beneficial Corp. Class B                               5,600             141
Horace Mann Educators Corp. (New)                           7,500             257
Integon Corp.                                               4,200              79
John Alden Financial Corp.                                  8,200             153
Kansas City Life Insurance Co.                              2,600             142
Liberty Corp.                                               6,300             217
Life Re Corp.                                               4,400             161
MAIC Holdings Inc.                                          2,572              84
MMI Companies, Inc.                                         3,500             101
Markel Corp.*                                               2,300             200
NAC Re Corp.                                                5,900             207
Orion Capital Corp.                                         4,400             239
Oxford Health Plans Inc.                                    4,400             200
Penncorp Financial Group Inc.                               8,900             308
Presidential Life Corp.                                    11,800             134
Reinsurance Group of America Inc.                           6,600             299
Reliance Group Holdings Inc.                               36,000             297
Selective Insurance Group, Inc.                             5,400             184
Sierra Health Services Inc.*                                5,800             166
State Auto Financial Corp.                                  6,750              92
Trenwick Group Inc.                                         2,300             114
United Dental Care Inc.*                                    2,300              70
United Fire & Casualty Co.                                  3,500             114
United Insurance Companies, Inc.*                          14,800             375
United Wisconsin Services, Inc.                             4,000             104
Vesta Insurance Group Inc.                                  6,750             173
W.R. Berkley Corp.                                          6,900             356
Washington National Corp.                                   4,900             140
Zenith National Insurance Corp.                             5,500             150
Zurich Reinsurance Centre Holdings, Inc.                    8,300             249
                                                                           ------
                                                                           11,903
                                                                           ------
MEDIA--2.1%
AMC Entertainment Inc.*                                     5,500              95
BET Holdings, Inc. Class A*                                 3,100              91
Banta Corp.                                                 9,900             209
Cablevision Systems Corp. Class A*                          4,700             146
Carmike Cinemas Inc.*                                       3,500              83
Central Newspapers Inc. Class A                             7,500             302
Century Communications Corp. Class A*                      23,837             161

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Clear Channel Communications                                  950           $  69
Evergreen Media                                             8,250             222
GC Companies Inc.*                                          2,380              81
Harte Hanks Communications (New)                           12,700             329
Heartland Wireless Communications, Inc.*                    6,400             138
Hollinger International Inc.                               28,100             351
Houghton Mifflin Co.                                        4,500             223
International Family Entertainment Inc. Class B            15,125             270
John Wiley & Son, Inc. Class A                              5,800             178
Jones Intercable Inc. Class A*                             10,000             110
McClatchy Newspapers Inc. Class A                           9,500             265
New World Communications Class A*                           9,200             227
Oak Industries Inc.*                                        5,600             142
Paxson Communications Corp.*                                8,000              71
Spelling Entertainment Group, Inc.*                        28,600             207
TCA Cable TV Inc.                                           8,000             213
TSX Corp.                                                   5,000              52
United International Holdings Inc. Class A*                 9,200             115
Westwood One Inc.*                                         10,100             157
                                                                            -----
                                                                            4,507
                                                                            -----
MISCELLANEOUS FINANCE--4.1%
1st Source Corp.                                            4,384             101
AMCORE Financial, Inc.                                      4,100              86
Aames Financial Corp.                                       7,650             341
Alex Brown Inc.                                             6,000             341
Americredit Corp.*                                          9,000             171
Astoria Financial Corp.                                     8,000             284
Bok Financial Corp. (New)                                   7,150             189
Cal-Federal Bancorp Inc.*                                  16,100             374
California Federal Bank*                                      960              11
Coast Savings Financial Inc.*                               5,600             184
Collective Bancorp Inc.                                     6,400             193
Commercial Federal Corp.                                    4,800             201
Downey Financial Corp.                                      5,515             143
Eaton Vance Corp. (Non Voting)                              3,500             153
First American Financial Corp.                              3,600             135
First Financial Corp.                                       9,600             262
Fund American Enterprises Holdings, Inc.                    2,709             243
Glendale Federal Bank (FSB) (New)*                         14,300             263
Great Financial Corp.                                       4,700             137

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Home Financial Corp.                                        8,500           $ 138
Inter-Regional Financial Group, Inc.                        3,650             118
Interpool Inc.                                              5,600             122
JSB Financial, Inc.                                         3,800             139
Jefferies Group, Inc.                                       3,900             139
John Nuveen Co. Class A                                    11,600             322
Legg Mason, Inc.                                            6,500             210
Money Store Inc.                                           17,675             460
Morgan Keegan, Inc.                                         5,500              80
Olympic Financial Ltd.*                                    12,600             200
Peoples Heritage Financial Group, Inc.                      9,900             228
Pioneer Group Inc.                                          8,000             190
Quick & Reilly Group, Inc.                                  8,280             218
RCSB Financial Inc.                                         4,800             140
Raymond James Financial Inc.                                6,800             166
Roosevelt Financial Group Inc.                             14,100             244
Sovereign Bancorp Inc.                                     17,812             210
St. Paul Bancorp Inc.                                       6,000             159
Standard Financial Inc.                                     5,800             104
Student Loan Corp.                                          6,000             204
Value Line, Inc.                                            3,300             125
WFS Financial Inc.                                          9,240             193
Washington Federal, Inc.                                   13,600             327
Westcorp Inc.                                               8,500             202
White River Corp.*                                          2,000             120
                                                                            -----
                                                                            8,570
                                                                            -----
MOTOR VEHICLE--1.4%
A.O. Smith Corp. Class B                                    6,600             173
Arctic Cat Inc.                                            10,150              96
Arvin Industries, Inc.                                      7,300             167
Borg Warner Automotive Inc.                                 7,400             284
Breed Technologies Inc.                                     9,800             225
Detroit Diesel Corp.*                                       8,900             165
Federal Mogul Corp.                                        12,300             275
Gentex Corp.                                               12,000             282
Hays Wheels International Inc.*                               540              18
Mascotech Inc.                                             18,500             291
Modine Manufacturing Co.                                   10,800             270
Navistar International Corp.*                              25,150             233

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Standard Products Co.                                       5,100           $ 124
Superior Industries International, Inc.                    10,200             249
Titan Wheel International Inc.                              7,125              91
                                                                            -----
                                                                            2,943
                                                                            -----
NON-FERROUS--1.0%
A.M. Castle & Co.                                           5,000              93
Brush Wellman Inc.                                          5,200              98
Coeur d'Alene Mines Corp.                                   7,600             111
Commercial Metals Co.                                       5,233             162
Hecla Mining Co.*                                          15,400              87
Kaiser Aluminum Corp.*                                     22,600             251
Minerals Technologies Inc.                                  7,500             294
Mueller Industries Inc.                                     5,600             225
Oregon Metallurgical Corp.                                  6,500             203
RMI Titanium Co.*                                           6,400             154
Reliance Steel & Aluminum Co.                               3,000             110
Stillwater Mining Co.*                                      7,400             125
Wolverine Tube Inc.*                                        4,800             191
                                                                            -----
                                                                            2,104
                                                                            -----
OIL-DOMESTIC--1.3%
Cross Timbers Oil Co.                                       6,400             151
Diamond Shamrock Inc.                                      11,500             338
KCS Energy, Inc.                                            4,000             173
Pogo Producing Co.                                          9,000             399
Quaker State Corp.                                         16,000             268
Smith International Inc.*                                  10,100             384
Snyder Oil Corp.                                           11,200             171
Tesoro Petroleum Corp.*                                     8,000             118
Tosco Corp.                                                 4,806             270
Total Petroleum (North America) Ltd.                       12,300             118
TransTexas Gas Corp.*                                      23,400             322
                                                                            -----
                                                                            2,712
                                                                            -----
PAPER--0.9%
Buckeye Cellulose Corp.*                                    6,800             178
Caraustar Industries Inc.                                   8,600             250
Chesapeake Corp.                                            7,700             218
Longview Fibre Co.                                         16,200             281
Mosinee Paper Corp.                                         3,500              99
P.H. Glatfelter Co.                                        15,700             298

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Rock Tennessee Co. Class A                                 10,890           $ 199
Shorewood Packaging Corp.*                                  6,100             116
Wausau Paper Mills Co.                                     12,220             234
                                                                            -----
                                                                            1,873
                                                                            -----
PRODUCER GOODS-MANUFACTURING--5.8%
AGCO Corp.                                                 12,300             312
Albany International Corp. Class A (New)                    9,000             203
American Financial Enterprises Inc.                         4,700             122
Applied Power Inc. Class A                                  4,600             166
AptarGroup, Inc.                                            5,500             177
BT Office Products International Inc.*                     10,200              84
BW/IP Holding, Inc. Class A                                 8,100             109
Baldor Electric Co.                                         8,540             172
Barnes Group Inc.                                           2,900             163
Bearings Inc. (New)                                         3,700              96
Blyth Industries Inc.                                       7,200             280
Boise Cascade Office Products Corp.                        15,200             289
Clarcor Inc.                                                5,000             109
Collins & Aikman Corp.*                                    20,700             124
Commercial Intertech Corp.                                  4,950              55
Credence Systems Corp.                                      6,750              92
Cuno Inc.*                                                  4,950              79
Donaldson Inc.                                              8,200             240
Duriron Inc.                                                8,000             215
Fedders USA Inc.                                           13,000              76
Figgie International Holdings Inc. Class A*                 7,000              74
Fisher Scientific International, Inc.                       6,700             301
General Binding Corp.                                       5,000             124
Giddings & Lewis Inc.                                      11,100             129
Goulds Pumps Inc.                                           7,400             171
Graco Inc.                                                  5,475             125
Greenfield Industries Inc.                                  5,200             136
Helix Technology Corp.                                      3,300              88
Herman Miller, Inc.                                         8,300             360
Hexcel Corp. (New)*                                        11,400             208
Hughes Supply Inc.                                          3,000             114
IDEX Corp.                                                  6,150             231
Insilco Corp.*                                              3,200             126
Ionics Inc.*                                                6,900             317
Juno Lighting Inc.                                          5,600              87

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Kaydon Corp.                                                5,100          $  208
Kennametal Inc.                                             8,900             303
Keystone International Inc.                                11,300             203
Lawson Products, Inc.                                       3,900              84
Lincoln Electric Co.                                        3,700             104
Lincoln Electric Co. Class A (Non Voting)                   8,200             229
Lydall Inc.                                                 5,800             128
Manitowoc Inc.                                              4,000             134
Measurex Corp.                                              4,600             118
Myers Industry Inc.                                         5,450              84
NN Ball & Roller, Inc.                                      4,400              59
Nu-Kote Holding Inc. Class A                                7,400              71
Precision Castparts Corp.                                   6,800             318
Quanex Corp.                                                4,000             114
Roper Industries                                            5,300             226
SPS Technologies, Inc.*                                     1,800             108
SPX Corp.                                                   4,000             114
Standex International Corp.                                 4,000             123
Stewart & Stevenson Services, Inc.                         10,400             220
Teleflex Inc.                                               6,150             296
Tencor Instruments                                         10,000             190
Texas Industries Inc.                                       3,600             204
Thermo Ecotek Corp.                                         6,300              95
TriMas Corp.                                               11,800             271
U.S. Filter Corp. (New)                                    12,450             430
UNR Industries, Inc.                                       16,600             111
Valhi, Inc. (New)                                          34,700             204
Valmont Industries, Inc.                                    4,500             154
Visx Inc. (Delaware)*                                       4,900             123
W.H. Brady Co. Class A                                      6,900             161
WMS Industries Inc.*                                        9,500             233
Watts Industries Inc. Class A                               9,000             188
Westpoint Stevens Inc. Class A                             10,100             269
Wyman Gordon Co.*                                          12,400             271
X-Rite, Inc.                                                6,600             123
                                                                           ------
                                                                           12,025
                                                                           ------

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
RAILROAD--0.3%
Florida East Coast Industry Inc.                            2,900           $ 253
Overseas Shipholding Group                                 11,200             190
Westinghouse Air Brake Co. (New)                           12,400             135
                                                                            -----
                                                                              578
                                                                            -----
REAL PROPERTY--0.7%
Avatar Holdings, Inc.*                                      3,400             104
Castle & Cooke, Inc.*                                       7,000             108
Catellus Development Corp.*                                28,300             279
Doubletree Corp.*                                           7,100             288
Forest City Enterprises, Inc. Class A                       3,100             153
Insignia Financial Group Class A (New)                      8,400             182
Lennar Corp.                                               11,400             254
Price Enterprises Inc.                                      7,800             131
                                                                            -----
                                                                            1,499
                                                                            -----
RETAIL--5.5%
AnnTaylor Stores Corp.*                                     7,000             127
Arbor Drugs, Inc.                                           7,900             180
Authentic Fitness Corp.                                     7,500              83
Best Buy Co., Inc.*                                        12,100             198
Bruno's Inc. (New)*                                           402               6
Burlington Coat Factory Warehouse*                         13,000             159
CDW Computer Centers Inc.                                   6,950             436
CUC International Inc.                                     16,919             415
Carson Pirie Scott & Co.*                                   5,200             129
Casey's General Stores Inc.                                 8,300             149
Charming Shoppes Inc.                                      34,900             160
Claire's Stores Inc.                                       17,400             296
CompUSA Inc.                                               16,000             740
Consolidated Stores Corp.*                                  6,100             236
Dollar Tree Stores Inc.                                     8,350             317
Duty Free International Inc.                                8,800             141
Eagle Hardware & Garden, Inc.*                             10,300             293
Family Dollar Stores, Inc.                                 19,800             337
Fingerhut Companies, Inc.                                  14,900             222
Fred Meyer Inc.*                                           11,000             386
Gymboree Corp.*                                             8,700             273
Hearx Ltd*                                                 21,000              47
Hollywood Entertainment Corp.                              11,700             242
Just for Feet Inc.                                          8,025             209

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Lands' End, Inc.*                                          10,000          $  215
Longs Drug Stores Corp.                                     6,300             283
MacFrugals Bargains-Close-Out*                              8,000             195
Michaels Stores Inc.*                                       8,800              88
Petco Animal Supplies Inc.                                  6,300             147
Pier 1 Imports Inc.                                        15,745             220
Proffitt's, Inc.*                                           8,000             322
Quality Food Centers, Inc.                                  4,600             169
Regis Corp.                                                 6,750             164
Ross Stores Inc.                                            9,000             373
Ruddick Corp.                                              14,900             194
Service Merchandise Co. Inc.*                              33,562             197
Shopko Stores Inc.                                         12,800             206
Smart & Final Inc.                                          6,300             148
Smith's Food & Drug Centers, Inc. Class B                   5,866             153
Sotheby's Holdings, Inc. Class A                           20,600             350
Stanhome Inc.                                               5,700             151
Stein Mart Inc.*                                            7,200             129
Sunglass Hut International Inc.                             7,100              62
Tiffany & Co. (New)                                        12,200             451
Unifirst Corp.                                              6,600             133
United Stationers Inc.                                      7,980             177
Urban Outfitters Inc.                                       6,200              96
Value City Department Stores Inc.*                         10,000             128
Vitalink Pharmacy Services, Inc.*                           4,600             106
Waban Inc.*                                                10,600             277
Wet Seal Inc.*                                              3,900             122
Whole Foods Market, Inc.*                                   9,000             231
Zale Corp. (New)*                                          11,000             213
                                                                           ------
                                                                           11,481
                                                                           ------
STEEL--0.7%
Armco Inc.*                                                34,400             129
Birmingham Steel Corp.                                      8,300             133
Carpenter Technology Corp.                                  5,500             179
Chaparral Steel Co.                                         8,000             106
Cleveland Cliffs Inc.                                       3,700             152
Intermet Corp.                                              9,200             108
J & L Specialty Steel Inc.                                 15,000             176
Lukens Inc.                                                 4,150              57
National Steel Corp. Class B*                              13,300             115

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Oregon Steel Mills Inc.                                     9,500           $ 151
Rouge Steel Co. Class A                                     3,500              71
                                                                            -----
                                                                            1,377
                                                                            -----
TELEPHONE--3.3%
ACC Corp.                                                   4,650             195
Aliant Communications Inc.                                 11,400             182
American Mobile Satellite Corp.*                            9,100              96
Andrew Corp.                                                1,912              93
Antec Corp.*                                               11,600             124
Arch Communications Group, Inc.*                            6,700              77
Aspect Telecommunications Corp.                             7,600             450
Associated Group Inc. Class A*                              6,800             196
Boston Technology Inc. (New)*                               8,400             139
C-TEC Corp.*                                                8,700             210
CFW Communications Co.                                      4,500              99
Cellular Communications International*                      3,400             107
Centennial Cellular Corp. Class A*                          6,200              80
Cidco Inc.*                                                 4,700              90
Coherent Communications Systems Corp.                       5,000              98
Coherent Inc.*                                              4,000             157
Comnet Cellular Inc.*                                       4,700             130
Emmis Broadcasting Corp. Class A*                           2,800             101
General Datacom Industries Inc.*                            6,500              63
Geotek Communications Inc.*                                18,800             139
InterVoice, Inc.*                                           5,600              72
Interdigital Commerce Corp.*                               14,100              91
Intermedia Communications Inc.*                             6,100             194
Intermediate Telephone Inc.*                                4,700              72
International Cabletel Inc.                                10,333             244
Jacor Communications Inc.*                                 12,100             335
LCI International Inc.                                     16,200             516
Midcom Communications Inc.*                                 4,100              44
Mobile Telecommunications Technologies Corp.*              17,200             227
Mobilemedia Corp. Class A*                                 14,200              28
Octel Communications Corp.                                 15,400             245
P-Com Inc.                                                  7,700             169
Pairgain Technologies Inc.                                 10,400             715
PictureTel Corp. (New)                                      6,600             178
Plantronics, Inc. (New)*                                    2,300              87

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Renaissance Communications Corp.                            9,400           $ 333
Roseville Communications Co.                                4,800             112
U S Long Distance Corp.                                     4,700              40
Vanguard Cellular Systems, Inc. Class A*                   13,750             228
Winstar Communications Inc.*                                9,700             203
                                                                            -----
                                                                            6,959
                                                                            -----
TOBACCO--0.1%
Schweitzer Mauduit International Inc.                       5,100             157
                                                                            -----
TRANSPORTATION-MISCELLANEOUS--1.5%
APL Ltd.                                                    8,300             183
Air Express International Corp.                             7,600             229
Airbourne Freight Corp.                                     6,700             133
American Freightways Corp.*                                10,600             103
Arnold Industries Inc.                                      9,000             142
Expeditores International of Washington Inc.                3,900             164
Harper Group, Inc.                                          6,500             155
Heartland Express, Inc.                                    11,496             251
J.B. Hunt Transport Services Inc.                          12,350             183
Landstar Systems, Inc.*                                     4,900             116
NACCO Industries, Inc. Class A                              2,950             136
Pittston Co. (Burlington Group)                             6,600             123
Roadway Express Inc.                                        7,400             118
Rollins Truck Leasing Corp.                                13,900             158
Swift Transportation Inc.*                                  8,500             192
U.S. Freightways Corp.                                      7,800             171
Wabash National Corp.                                       6,100              98
Werner Enterprises Inc.                                    12,750             222
XTRA Corp.                                                  5,200             216
Yellow Corp.                                                8,600             112
                                                                            -----
                                                                            3,205
                                                                            -----
TRAVEL & RECREATION--1.5%
Acxiom Corp.                                                9,400             368
Anchor Gaming*                                              3,800             189
Aztar Corp.*                                               12,400             101
Bally Entertainment Corp.                                  14,800             446
Boyd Gaming Corp.*                                         19,900             147
Central Parking Corp.                                       5,500             190
K2 Inc.                                                     6,415             148

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Marcus Corp.                                                6,750           $ 150
National Auto Credit Inc.                                   9,550             103
Players International Inc.                                  8,900              61
Primadonna Resorts Inc.*                                    9,800             157
Prime Hospitality Corp.*                                   11,900             181
Rio Hotel & Casino Inc.*                                    6,100              88
Showboat, Inc.                                              5,300             101
Sodak Gaming, Inc.                                          7,200             130
Speedway Motorsports, Inc.                                 10,000             229
Sports Authority Inc.                                      12,150             295
Station Casinos Inc.*                                      11,500             128
Stratosphere Corp.*                                        18,900              27
                                                                            -----
                                                                            3,239
                                                                            -----
UTILITIES--4.3%
Aquila Gas Pipeline Corp.                                   8,800             128
Atmos Energy Corp.                                          5,200             124
Bay State Gas Co.                                           4,200             119
Black Hills Corp.                                           4,400             112
Central Hudson Gas & Electric Corp.                         5,300             159
Central Louisiana Electric Co. (New)                        7,200             195
Central Maine Power Co.                                     9,400             110
Cilcorp Inc.                                                4,000             146
Commonwealth Energy System (Shares of Beneficial
  Interest)                                                 7,200             173
Destec Energy, Inc.*                                       18,000             270
Eastern Enterprises                                         7,800             300
Eastern Utilities Association                               6,000              97
Empire District Electric Co.                                4,400              83
Global Industrial Technologies Inc.*                        6,800             127
IES Industries Inc.                                         9,500             292
Indiana Energy Inc.                                         6,700             164
Interstate Power Co.                                        3,000              91
K N Energy Inc.                                             8,668             324
Laclede Gas Co.                                             5,300             124
MDU Resources Group, Inc.                                  10,600             237
Madison Gas & Electric Co.                                  5,400             111
Minnesota Power & Light Co.                                10,000             283
New Jersey Resources Corp.                                  5,400             149
Northwest Natural Gas Co.                                   7,850             198
Oneok Inc.                                                  9,100             245

------------------------------------------------------------------------------

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
Orange & Rockland Utilities, Inc.                           4,600         $   162
Otter Tail Power Co.                                        3,500             113
Philadelphia Suburban Corp.                                 4,950              84
Piedmont Natural Gas Inc.                                   9,400             230
Primark Corp.*                                              7,600             189
Public Service Co. of New Mexico                           13,500             253
Public Service Co. of North Carolina Inc.                   6,000             108
Rochester Gas & Electric Corp.                             12,300             229
Seagull Energy Corp.*                                      19,392             419
Sierra Pacific Resources                                    9,600             268
SIGCORP, Inc.                                               4,966             169
Southern Union Co. (New)                                    5,233             130
Southwest Gas Corp.                                         8,400             161
Southwestern Energy Co.                                     6,900             103
Tejas Gas Corp.                                             7,445             302
TNP Enterprises Inc.                                        5,500             142
Triarc Cos., Inc. Class A*                                  8,900             105
Tuscon Electric Power Co.*                                 10,720             212
UGI Corp. (New)                                            10,800             255
United Illuminating Co.                                     4,400             146
United Water Resources Inc.                                12,300             192
WPS Resources Corp.                                         8,100             241
Washington Energy Co.                                       7,100             137
Western Gas Resources Inc.                                  7,500             119
Wicor Inc.                                                  5,700             201
                                                                          -------
                                                                            9,031
                                                                          -------
TOTAL COMMON STOCK
  (Cost $172,001)                                                         208,321
                                                                          -------
WARRANTS--0.0%
Jacor Communications Inc.* (expire 09/18/01)                6,600              14
                                                                          -------
TOTAL WARRANTS
  (Cost $152)                                                                  14
                                                                          -------

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                         of Shares       (000s)
                                                         ---------     ----------
CASH EQUIVALENTS--0.5%
Seven Seas Money Market Fund+
  5.04%, 11/07/96                                         932,151         $   932
                                                                          -------
TOTAL CASH EQUIVALENTS
  (Cost $932)                                                                 932
                                                                          -------
TOTAL INVESTMENTS--100.1%
  (Cost $173,085)                                                         209,267
                                                                          -------
OTHER ASSETS AND LIABILITIES--(0.1%)
  Other Assets                                                                225
  Liabilities                                                                (367)
                                                                          -------
                                                                             (142)
                                                                          -------
NET ASSETS--100.0% (Note 8)
Applicable to 15,392,160 outstanding shares,
  $0.00001 par value (unlimited shares authorized)                       $209,125
                                                                          -------
                                                                          -------
NET ASSET VALUE PER SHARE                                                  $13.59
                                                                            -----
                                                                            -----

---------------
* Non-Income Producing Security
+ Interest rate represents the yield on October 31, 1996.

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (in thousands)
Year ended October 31, 1996

Investment income:
  Dividends                                                  $ 1,903
  Interest                                                        89
                                                             -------
    Total investment income                                    1,992
                                                             -------
Expenses:
  Investment advisory and administration fee                     867
  Transfer agency and shareholder service fees                   434
  Custodian fees                                                 100
  Registration fees                                               68
  Professional fees                                               61
  Shareholder reports                                             68
  Trustees' fees                                                  16
  Amortization of deferred organization costs                     15
  Insurance and other expenses                                     5
                                                             -------
                                                               1,634
Less expenses reduced (Note 4)                                  (610)
                                                             -------
    Total expenses incurred by Fund                            1,024
                                                             -------
Net investment income                                            968
                                                             -------
Net realized loss on investments sold                           (647)
Increase in net unrealized gain on investments                22,556
                                                             -------
Net gain on investments                                       21,909
                                                             -------
Increase in net assets resulting from operations             $22,877
                                                             =======

See accompanying Notes to Financial Statements.

Schwab Small-Cap Index Fund(R)
------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (in thousands)

                                                       Year ended
                                                  October 31,
                                                    1996        1995
                                                  --------    --------
Operations:
  Net investment income                           $    968    $    596
  Net realized gain (loss) on investments sold        (647)        291
  Increase in net unrealized
    gain on investments                             22,556      13,029
                                                  --------    --------
  Increase in net assets resulting
    from operations                                 22,877      13,916
                                                  --------    --------
Dividends to shareholders from
  net investment income                               (673)       (408)
                                                  --------    --------
Capital share transactions:
  Proceeds from shares sold                        106,790      64,687
  Net asset value of shares issued in
    reinvestment of dividends                          604         364
  Early withdrawal fees                                 61          41
  Less payments for shares redeemed                (42,608)    (24,654)
                                                  --------    --------
  Increase in net assets from
    capital share transactions                      64,847      40,438
                                                  --------    --------
Total increase in net assets                        87,051      53,946
Net assets:
  Beginning of period                              122,074      68,128
                                                  --------    --------
  End of period (including undistributed net
    investment income of $779 and $484,
    respectively)                                 $209,125    $122,074
                                                  ========    ========
Number of Fund shares:
  Sold                                               8,182       5,910
  Reinvested                                            49          38
  Redeemed                                          (3,271)     (2,296)
                                                  --------    --------
  Net increase in shares outstanding                 4,960       3,652
Shares outstanding:
  Beginning of period                               10,432       6,780
                                                  --------    --------
  End of period                                     15,392      10,432
                                                  ========    ========

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended October 31, 1996
1. DESCRIPTION OF THE FUND

The Schwab Small-Cap Index Fund (the "Fund") is a series of Schwab Capital Trust (the "Trust"), a no-load, open-end, investment management company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers the Schwab International Index Fund(R), Schwab Asset Director(R) - High Growth Fund, Schwab Asset
Director - Balanced Growth Fund, Schwab Asset Director - Conservative Growth Fund, Schwab S&P 500 Fund, Schwab Analytics Fund(TM), Schwab OneSource Portfolios - International, Schwab OneSource Portfolios - Growth Allocation and Schwab OneSource Portfolios - Balanced Allocation. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments in securities traded on an exchange and investments in money market funds are valued at the last sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Fund's investment manager pursuant to guidelines adopted in good faith by the Board of Trustees. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended October 31, 1996

Security transactions and investment income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Deferred organization costs -- Costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

At October 31, 1996, (for financial reporting and federal income tax purposes), net unrealized gain aggregated $36,182,000, of which $49,087,000 related to appreciated securities and $12,905,000 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory

------------------------------------------------------------------------------

services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.50% of the first $300 million of average daily net assets and 0.45% of such assets over $300 million. Under this agreement, the Fund incurred investment advisory and administration fees of $867,000 during the year ended October 31, 1996, before the Investment Manager reduced its fee (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of the average daily net assets for transfer agency services and 0.20% of such assets for shareholder services. For the year ended October 31, 1996, the Fund incurred transfer agency and shareholder service fees of $434,000, before Schwab reduced its fees (see Note
4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the year ended October 31, 1996, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $16,000 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. For the year ended October 31, 1996, the total of such fees reduced by the Investment Manager and Schwab was $347,000 and $263,000, respectively.

5. BORROWING AGREEMENT

The Trust has an arrangement with State Street Bank and Trust Company, the Fund's custodian, whereby the Fund may borrow up to $10,000,000, on a temporary basis, to fund redemptions. Amounts

SCHWAB SMALL-CAP INDEX FUND(R)
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Year ended October 31, 1996

borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. During the year ended October 31, 1996, no borrowings were made under this arrangement.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated (in thousands) $116,019 and $50,425, respectively, for the year ended October 31, 1996.

7. EARLY WITHDRAWAL FEES PAID TO THE FUND

The Fund assesses a 0.50% early withdrawal fee on redemption proceeds attributable to shares purchased and held less than six months. The early withdrawal fee is retained by the Fund and is treated as a contribution to capital. For the year ended October 31, 1996, total early withdrawal fees retained by the Fund amounted to $61,000.

8. COMPOSITION OF NET ASSETS

At October 31, 1996, net assets consisted of (in thousands):

Paid in capital                                        $173,048
Accumulated undistributed net investment income             779
Accumulated net realized loss on investments sold          (884)
Net unrealized gain on investments                       36,182
                                                       ------------
  Total                                                $209,125
                                                       ============

At October 31, 1996, the Fund's Statement of Net Assets included: $13,000 payable for investments purchased, $223,000 payable for Fund shares redeemed, $21,000 payable for investment advisory and administration fee and $66,000 receivable for Fund shares sold.

------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

                                                                          PERIOD ENDED
                                               YEAR ENDED OCTOBER 31,     OCTOBER 31,
                                                 1996          1995         1994 ++
                                              -----------   -----------   ------------
Net asset value at beginning of period         $   11.70     $   10.05      $  10.00
Income from investment operations
  Net investment income                             0.07          0.10          0.06
  Net realized and unrealized gain on
    investments                                     1.88          1.61            --
                                                --------      --------       -------
  Total from investment operations                  1.95          1.71          0.06
Less distributions
  Dividends from net investment income             (0.06)        (0.06)        (0.01)
  Distributions from realized gain on
    investments                                       --            --            --
                                                --------      --------       -------
  Total distributions                              (0.06)        (0.06)        (0.01)
                                                --------      --------       -------
Net asset value at end of period               $   13.59     $   11.70      $  10.05
                                                ========      ========       =======
Total return (not annualized)                      16.73%        17.11%         0.63%
Ratios/Supplemental data
  Net assets, end of period (000s)             $ 209,125     $ 122,074      $ 68,128
  Ratio of expenses to average net assets +         0.59%         0.68%         0.67%*
  Ratio of net investment income to
    average net assets +                            0.56%         0.68%         0.68%*
  Portfolio turnover rate                             23%           24%           16%
  Average commission rate                          $0.03
---------------

+ The information contained in the above table is based on actual expenses for the periods, after giving effect to the portion of fees and expenses reduced by the Investment Manager and Schwab. Had these fees and expenses not been reduced, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to average net assets           0.94%         1.02%         1.19%*
  Ratio of net investment income to
    average net assets                              0.21%         0.34%         0.16%*

++ For the period December 3, 1993 (commencement of operations) to October 31,
   1994.
* Annualized

------------------------------------------------------------------------------

To the Trustees and Shareholders of
the Schwab Small-Cap Index Fund(R)

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab Small-Cap Index Fund (one of the series constituting Schwab Capital Trust, hereafter referred to as the "Trust") at October 31, 1996, the results of its operations, the changes in its net assets and financial highlights for the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
November 27, 1996

                    1996 SPECIAL TAX INFORMATION (UNAUDITED)

   NOTICE TO CORPORATE SHAREHOLDERS
   100% of the Fund's distributions for the fiscal year ended October 31, 1996 qualify for the corporate dividends received deduction.

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
Statement of Net Assets
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
COMMON STOCK--76.3%
DOMESTIC--56.4%
AEROSPACE/DEFENSE--1.1%
AAR Corp.                                                    500        $  14,250
Alliant Techsystems Inc.*                                    900           43,988
BFGoodrich Co.                                               300           12,713
Boeing Co.                                                 2,700          257,513
Curtiss-Wright Corp.                                         100            5,413
Gencorp Inc.                                                 900           14,850
General Dynamics Corp.                                       400           27,450
Lockheed Martin Corp.                                      1,900          170,288
McDonnell Douglas Corp.                                    1,600           87,200
Northrop Grumman Corp.                                       400           32,300
OEA, Inc.                                                  1,000           37,750
Orbital Sciences Corp. Class A*                            1,000           21,125
Raytheon Co.                                               1,700           83,725
Rockwell International Corp.                               1,500           82,500
Rohr Industries Inc.*                                        400            7,400
Textron Inc.                                               1,100           97,625
Thiokol Corp.                                                500           20,938
Trimble Navigation Ltd.*                                     500            7,094
United Technologies Corp.                                    900          115,875
                                                                        ---------
                                                                        1,139,997
                                                                        ---------
AIR TRANSPORTATION--0.3%
AMR Corp.*                                                   800           67,200
Alaska Air Group Inc.*                                       300            6,600
Atlantic Southeast Airlines Inc.                           1,100           23,100
Delta Airlines Inc.                                          700           49,613
Mesa Air Group Inc.*                                       2,000           18,750
Offshore Logistics, Inc.*                                    400            6,725
Southwest Airlines Co.                                       800           18,000
Trans World Airlines Inc. (New)*                           1,500           12,000
USAir Group, Inc.*                                         3,000           52,125
Valujet Inc.                                               1,900           18,644
                                                                        ---------
                                                                          272,757
                                                                        ---------
ALCOHOLIC BEVERAGES--0.3%
Adolph Coors Co. Class B                                   1,800           34,988
Anheuser-Busch Companies, Inc.                             3,600          138,600
Brown Forman Corp. Class B                                   500           21,625
Canandaigua Wine Co., Inc. Class A*                          700           16,013
Seagram Company Ltd.                                       2,200           83,325
                                                                        ---------
                                                                          294,551
                                                                        ---------

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
APPAREL--0.4%
Brown Group Inc.                                             500         $ 10,313
Burlington Industries Inc.*                                1,800           20,475
Cone Mills Corp.*                                            600            4,725
Donnkenny Inc.                                               500            6,250
Fabri-Centers of America, Inc. Class A                       200            2,600
Guilford Mills, Inc.                                         400            9,500
Justin Industries Inc.                                       600            6,150
Kellwood Co.                                                 500            9,000
Liz Claiborne Inc.                                           400           16,900
Men's Wearhouse, Inc.                                        500           10,281
NIKE, Inc. Class B                                         1,800          105,975
Nautica Enterprises Inc.                                   2,000           61,250
Phillips-Van Heusen Corp.                                    600            6,600
Reebok International Ltd.                                    400           14,300
Russell Corp.                                                200            5,675
St. John's Knits, Inc.                                       600           27,450
Stride Rite Corp.                                          2,300           18,975
Unitog Co.                                                   400           10,950
V.F. Corp.                                                   400           26,150
Wolverine World Wide Inc.                                  1,350           33,413
                                                                          -------
                                                                          406,932
                                                                          -------
AUTOMOTIVE PRODUCTS--0.1%
APS Holding Corp. Class A*                                   300            6,225
Armor-All Products Corp.                                     500            8,313
Carlisle Cos. Inc.                                           900           51,188
Cooper Tire & Rubber                                         400            7,850
Discount Auto Parts Inc.*                                    400            8,700
Goodyear Tire & Rubber                                     1,000           45,875
O'Reilly Automotive, Inc.*                                   200            7,050
                                                                          -------
                                                                          135,201
                                                                          -------
BANKS--4.4%
ALBANK Financial Corp.                                       360           10,035
Associated Banc-Corp.                                        900           35,888
Banc One Corp.                                             2,850          120,769
Bancorp South, Inc.                                        1,400           35,263
Bank of Boston Corp.                                       1,300           83,200
Bank of New York Co., Inc.                                 2,600           86,125
BankAmerica Corp.                                          2,900          265,350
Bankers Trust New York Corp.                               1,000           84,500
Barnett Banks, Inc.                                        1,200           45,750
Boatmens Bancshares Inc.                                   1,400           85,138
CCB Financial Corp.                                          900           51,300
CNB Bancshares Inc.                                          420           12,495
Centura Banks Inc.                                         1,100           42,763

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Chase Manhattan Corp. (New)                                3,440         $294,980
Chemical Financial Corp.                                     300           11,213
Citicorp                                                   4,200          415,800
Citizens Bancorp                                             400           20,400
Citizens Banking Corp.                                       400           11,600
City National Corp.                                        1,600           28,000
Cole Taylor Financial Group Inc.                             400           12,050
Colonial BancGroup Inc.                                      300           11,363
Comerica Inc.                                                900           47,813
Corestates Financial Corp.                                 1,600           77,800
Corus Bankshares Inc.                                        500           15,563
Cullen/Frost Bankers Inc.                                    600           18,113
Dauphin Deposit Bank & Trust Co.                           1,100           35,888
Deposit Guaranty Corp.                                       700           35,088
F & M National Corp.                                         400            7,400
Fifth Third Bancorp                                          700           43,925
First Bank System Inc.                                       982           64,812
First Chicago NBD Corp.                                    1,805           92,055
First Citizens BancShares Inc.                               300           20,175
First Commercial Bancshares Inc.                             300            8,363
First Commercial Corp.                                     1,236           41,864
First Commonwealth Financial Corp.                         1,000           18,000
First Financial Bancorp                                      880           27,390
First Hawaiian, Inc.                                       1,100           34,100
First Michigan Bank Corp.                                    700           17,500
First Midwest Bancorp Inc.                                   300            9,563
First Union Corp.                                          2,275          165,506
Firstbank Illinois Co.                                       300            9,769
Fleet Financial Group Inc. (New)                           1,924           95,960
Fort Wayne National Corp.                                    300           10,388
Fulton Financial Corp.                                       880           17,490
HUBCO, Inc.                                                  412            8,884
Hancock Holding Co.                                          700           27,913
Imperial Bancorp                                             486            9,325
J.P. Morgan & Co. Inc.                                     1,600          138,200
Jefferson Bankshares, Inc.                                   500           13,781
Keycorp (New)                                              1,400           65,275
Keystone Financial Inc.                                    1,650           42,694
Liberty Bancorp, Inc.                                        300           11,513
Long Island Bancorp Inc.                                     800           23,850
MBNA Corp.                                                 1,600           60,400
Magna Group Inc.                                           1,200           33,450
Mark Twain Bancshares Inc.                                   900           41,288
Mellon Bank Corp.                                            900           58,613
Mid-Am, Inc.                                                 440            7,755
National Bancorp of Alaska, Inc.                             700           45,325

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
National City Corp.                                        1,200        $  52,050
National Commerce Bancorp                                  1,100           38,775
NationsBank Corp.                                          2,700          254,475
New York Bancorp Inc.                                        300           10,163
North Fork Bancorporation                                  1,100           34,788
Norwest Corp.                                              2,210           96,964
ONBANCorp, Inc.                                              400           14,575
Old National Bancorp                                         800           29,100
One Valley Bancorp of West Virginia Inc.                     625           20,195
PNC Bank Corp.                                             2,500           90,625
Park National Corp.                                          200            9,650
People's Bank Bridgeport Conn.                             1,400           35,875
Provident Bancorp Inc.                                     1,350           59,822
Provident Bankshares Corp.                                   300           10,763
Queens County Bancorp, Inc.                                  266           11,538
Republic New York Corp.                                      300           22,875
Riggs National Corp. Washington D.C.                         700           11,900
S & T Bancorp, Inc.                                          300            9,413
Security Capital Corp.                                       300           19,875
Sumitomo Bank                                                400           10,150
Suntrust Banks, Inc.                                       1,600           74,600
Susquehanna Bancshares, Inc.                                 300            8,813
Toronto-Dominion Bank                                      1,464           34,221
Toronto-Dominion Bank (Ontario)*                             245            5,727
TrustCo Bank Corp. NY                                        460           10,063
Trustmark Corp.                                            1,500           37,125
U S Trust Corp. (New)                                        300           18,750
U.S. Bancorp                                                 885           35,345
UMB Financial Corp.                                        1,050           41,081
Union Planters Corp.                                       1,220           42,395
United Bankshares, Inc.                                      300            9,000
United Carolina Bancshares Corp.                             600           15,450
Wachovia Corp. (New)                                       1,100           59,125
Wells Fargo & Co.                                            533          142,378
Westamerica Bancorp                                          300           15,263
Whitney Holding Corp.                                        400           12,750
                                                                        ---------
                                                                        4,672,430
                                                                        ---------
BUSINESS MACHINES & SOFTWARE--4.2%
3COM Corp.                                                 1,200           81,225
AST Research Inc.*                                         1,200            5,475
Amati Communications Corp.*                                  700           12,206
Amdahl Corporation*                                          600            6,150
Analogic Corp.                                               500           13,625
Apple Computer, Inc.                                         800           18,500
Applied Magnetics Corp.*                                     900           19,238
Auspex Systems, Inc.*                                        700            7,131

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Autodesk, Inc.                                               100         $  2,288
BBN Corp.*                                                   500           10,688
BancTec, Inc.*                                               700           14,263
Bay Networks, Inc.                                           800           16,200
Black Box Corp.*                                             500           17,000
Borland International Inc.*                                  700            3,566
Broderbund Software Inc.*                                    700           19,600
Cabletron Systems Inc.*                                    1,000           62,375
Ceridian Corp.*                                              428           21,240
Cheyenne Software Inc.*                                    1,300           39,488
Cisco Systems Inc.                                         5,300          327,606
Compaq Computer Corp.*                                     2,200          153,175
Computer Assoc. International Inc.                         3,050          180,331
Computer Horizons Corp.                                      600           18,675
Computer Products, Inc.*                                     800           15,750
Computer Sciences Corp.*                                   1,190           88,358
Compuware Corp.*                                           1,200           63,600
Comshare, Inc.                                               300            4,181
Comverse Technology Inc. (New)*                              800           27,900
Control Data Systems, Inc.*                                  500           11,719
Data General Corp.*                                        1,500           22,313
Dell Computer Corp.                                          800           65,200
Digi International Inc.*                                     300            4,406
Digital Equipment Corp.*                                   1,100           32,450
EMC Corp.*                                                 1,500           39,375
Exabyte Corp.*                                               500            6,531
FileNet Corp.*                                               400           11,300
Geoworks*                                                    500           10,094
HCIA Inc.*                                                   700           19,600
HNC Software Inc.                                            400           12,550
Hewlett Packard Co.                                        7,700          339,763
Honeywell Inc.                                               900           55,913
INSO Corp.                                                   800           39,300
Intergraph Corp.*                                          2,300           21,706
International Business Machines                            3,900          503,100
JTS Corp.*                                                 2,200            8,250
Learning Co. Inc.*                                         1,200           25,611
Legato Systems Inc.                                          600           21,375
McAfee Associates, Inc.                                    1,575           71,761
Metatools Inc.*                                              500            9,688
Microchip Technology Inc.*                                 1,200           43,350
Microsoft Corp.*                                           4,400          604,175
Mylex Corp.*                                                 800           10,150
National Computer Systems, Inc.                              500           10,688
National Instruments Corp.*                                  500           14,500
Novell Inc.*                                               2,100           19,556

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Novellus Systems, Inc.*                                      600        $  24,750
Oak Technology                                             2,000           20,000
Optical Data Systems, Inc.                                   400            5,800
Oracle Systems Corp.                                       4,350          184,059
Pitney Bowes Inc.                                          1,000           55,875
Platinum Technology Inc.*                                  1,900           27,550
Project Software & Development Inc.                          400           13,350
Pure Atria Corp.*                                            617           16,775
Quantum Corp.*                                             1,800           36,338
Rational Software Corp. (New)                              1,800           68,738
Read-Rite Corp.*                                           1,600           28,200
Safeguard Scientifics Inc.                                 1,800           71,550
Santa Cruz Operations, Inc.*                               1,500           10,406
Seagate Technology, Inc.                                     684           45,657
Security Dynamics Technology                               1,300          104,975
Sequent Computer Systems, Inc.*                              800           11,850
Shiva Corp.                                                  800           32,950
Silicon Graphics Inc.*                                     1,276           23,606
Stac Inc.*                                                   700            5,119
Stratus Computer Inc.*                                     1,100           24,613
Structural Dynamics Research Corp.*                        1,300           22,994
Sun Microsystems Inc.                                      1,500           91,406
System Software Associates, Inc.                           1,500           17,531
Tandem Computers Inc.*                                       600            7,575
Tech Data Corp.*                                           1,400           35,963
Transaction Systems Architects Inc. Class A                  900           36,900
Unisys Corp.*                                                900            5,625
Veritas Software Co.                                         500           25,375
Videoserver Inc.*                                            300           14,119
Wang Laboratories Inc. (New)*                              1,300           30,306
Wind River Systems Inc.                                      450           18,956
Xerox Corp.                                                2,400          111,300
Xircom, Inc.*                                                700           14,219
                                                                        ---------
                                                                        4,528,688
                                                                        ---------
BUSINESS SERVICES--2.7%
ABM Industries, Inc.                                         600           10,575
ABR Information Services Inc.                                800           55,100
Access Health Inc.                                           900           29,475
Ackerley Inc.                                              1,200           14,700
Addington Resources, Inc.*                                   600           16,650
Affiliated Computer Services Inc. Class A                    600           32,550
Allegiance Corp.*                                            320            6,000
Alternative Resources Corp.                                  400            7,975
American Business Information, Inc.                          500            9,500
American Business Products, Inc.                             400            8,900
American Homepatient Inc.                                    800           18,900

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
American Medical Response, Inc.*                           1,000         $ 30,000
Amresco Inc.                                               1,000           20,938
Analysts International Corp.                                 600           14,700
Apollo Group, Inc. Class A                                 2,250           61,313
Applix Inc.                                                  300            7,200
Aspen Technology Inc.*                                       200           13,400
Automatic Data Processing, Inc.                            1,700           70,763
BISYS Group, Inc.*                                           700           26,119
Bell & Howell Co. (New)*                                     700           18,725
Billing Information Concepts Corp.*                          500           12,938
Bowne & Co. Inc.                                             400            9,350
Browning Ferris Industries Inc.                            1,300           34,125
CDI Corp.*                                                   600           16,500
Cambridge Technology Partners                              1,200           39,450
Camco International Inc.                                   1,100           42,625
Catalina Marketing Corp.                                   1,100           55,963
Cellular Technical Services Inc.                             400            6,475
Cerner Corp.                                               1,100           13,131
Checkfree Corp.*                                           1,100           19,938
Clintrials Research Inc.                                     300           11,194
Compucom Systems Inc.*                                     1,500           14,719
Computer Task Group Inc.                                     400           15,100
Computervision Corp. (New)*                                2,200           19,800
Continental Waste Industries Inc.*                           600           14,925
Coventry Corp.*                                            1,300           13,000
Culligan Water Technologies Inc.*                            700           26,250
Dames & Moore Inc.                                           500            6,688
Data Broadcasting*                                         1,100            8,044
DeVRY Inc.                                                   900           44,888
Deluxe Corp.                                                 100            3,263
Dionex Corp.                                                 400           15,500
Dun & Bradstreet Corp.                                     1,400           81,025
Dynatech Corp.*                                              700           34,694
Ecolab Inc.                                                  300           10,950
Electro Rental                                               400            9,400
Employee Solutions Inc.                                    1,200           26,400
Envoy Corp. (New)*                                           400           14,800
Epic Design Technology Inc.                                  500           12,375
Express Scripts Inc. Class A*                                900           25,313
Fair Issac & Co. Inc.                                        300           11,288
First Data Corp.                                           1,800          143,550
Franklin Quest Co.*                                        1,000           20,250
G&K Services, Inc. Class A                                   500           14,500
GRC International, Inc.*                                     200            2,825
H & R Block Inc.                                             600           14,850
HA-LO Industries Inc.                                        400           12,600

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Health Management Systems, Inc.                              450          $10,519
Healthplan Services Corp.*                                   600           10,875
Heritage Media Corp. Class A (New)                         1,000           15,250
Hon Industries Inc.                                        1,100           38,913
Horizon Healthcare Corp.*                                  1,800           18,675
ITT Educational Services Inc.                                450           16,369
Information Resources, Inc.*                                 600            7,613
Inphynet Medical Management Inc.*                            800           12,700
Integrated Health Services Inc.                            1,000           24,625
Integrated Systems Consulting Group                          150            2,438
Integrated Systems Inc. Class A                              600           15,975
Intelligent Electronics Inc.                               1,400           12,250
Interim Services Inc.*                                       400           16,000
Interpublic Group of Companies, Inc.                         500           24,250
Jack Henry & Associates Inc.                                 300           12,188
Jacobs Engineering Group Inc.*                             1,100           24,338
Jenny Craig, Inc.*                                           800            7,200
John H. Harland Co.                                        1,500           46,688
Keane, Inc.                                                  800           37,100
Kinder Care Learning Centers Inc.*                           600           11,888
Kirby Corp.*                                                 800           15,600
Kronos, Inc.                                                 300            8,738
Laidlaw Inc. Class B (Non Voting)                          1,500           17,625
Mariner Health Group Inc.*                                 1,100            9,213
Maxicare Health Plans Inc. (New)*                            900           16,819
Metromedia International Group, Inc.*                      2,600           25,675
Micro Warehouse, Inc.*                                     1,200           27,750
Molten Metal Technology, Inc.*                             1,100           14,713
Moore Corp. Ltd.                                             500           10,125
National Data Corp.                                          900           37,013
National Education Corp.*                                  1,000           16,250
National Media Corp.*                                        100            1,200
National Service Industries, Inc.                            200            6,900
Netcom Online Communications*                                300            4,538
Netmanage Inc.*                                            1,400            9,581
Network Equipment Technologies*                              500            6,688
New England Business Service, Inc.                           400            7,200
Norrell Corp. Georgia                                        800           20,000
Occusystems Inc.*                                            600           16,538
Oceaneering International, Inc.*                             800           14,400
Ogden Corp.                                                4,000           72,500
Orthodontic Centers of America Inc.                        1,600           22,800
PAXAR Corp.                                                  625           10,078
PSINet Inc.*                                               1,300           12,431
Payment Services Inc.                                        750           15,000
Pharmaceutical Product Development Inc.*                     405            7,796

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Physician Corp. of America*                                1,100        $  12,238
Physicians Computer Network*                               1,500           13,406
Pre-Paid Legal Services, Inc.*                               800            9,400
Quarterdeck Corp.*                                         1,100            5,672
R.R. Donnelley & Sons Co.                                  1,000           30,375
Rollins, Inc.                                              1,200           22,950
Rykoff-Sexton, Inc.                                          400            5,700
SEI Corp.                                                    500           10,063
SPS Transaction Services, Inc.*                              900           14,400
SUPERVALU Inc.                                               300            8,925
Safety-Kleen Corp.                                           300            4,688
Scientific Games Holdings Corp.*                             800           18,100
Seacor Holdings Inc.*                                        300           16,200
Service Corp. International                                1,600           45,600
Shared Medical Systems Corp.                                 100            4,813
Sitel Corp.                                                1,200           23,625
Standard Register Co.                                      1,200           31,200
Sun Healthcare Group Inc.*                                 1,300           16,575
Symantec Corp.*                                            1,800           19,463
Synetic Inc.*                                                900           33,131
TCSI Corp.                                                   700            5,513
Technology Solutions Co.                                     600           23,250
True North Communications                                    700           16,625
United Waste Systems, Inc.                                 1,800           61,650
Universal Health Services Inc. Class B                     1,300           32,500
Valassis Communications Inc.*                              1,700           30,600
Viad Corp.                                                 1,100           15,950
Viasoft Inc.                                                 600           29,700
Volt Information Sciences Inc.                               300           11,775
WMX Technologies Inc.                                      3,500          120,313
Zebra Technologies Corp. Class A                           1,600           46,000
                                                                        ---------
                                                                        2,885,594
                                                                        ---------
CHEMICAL--1.8%
Air Products & Chemicals Inc.                              1,000           60,000
Arcadian Corp.                                             1,100           27,088
Calgon Carbon Corp.                                        1,100           11,000
Cambrex Corp.                                                600           18,750
Chemed Corp.                                                 300           11,700
Crompton & Knowles Corp.                                   2,278           41,004
Cytec Industries Inc.                                      1,500           53,625
Dexter Corp.                                               1,100           34,100
Dow Chemical Co.                                           2,300          178,825
E.I. Du Pont de Nemours & Co.                              4,700          435,925
Eastman Chemical Co.                                         500           26,375
Ferro Corp.                                                1,200           32,400
First Mississippi Corp.                                    1,000           29,000

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Geon Co.                                                   1,100        $  21,588
Great Lakes Chemical Corp.                                   400           20,850
H.B. Fuller Co.                                              400           16,650
Hercules Inc.                                                700           33,338
Lawter International Inc.                                  1,200           14,100
Lilly Industrial Inc. Class A                                500            9,000
Millennium Chemicals Inc.*                                   380            7,695
Minnesota Mining & Manufacturing Co.                       3,200          245,200
Monsanto Co.                                               3,800          150,575
Morton International Inc.                                  1,000           39,375
NCH Corp.                                                    200           11,150
NL Industries Inc. (New)                                   2,400           20,400
Nalco Chemical Co.                                           300           10,913
OM Group Inc.                                                300           12,150
PPG Industries Inc.                                        1,300           74,100
Petrolite Corp.                                              300            9,675
Praxair Inc.                                               1,000           44,250
Rohm & Haas Co.                                              500           35,688
Scotts Co. Class A*                                          500            9,313
Sequa Corp. Class A*                                         300           12,525
Sigma-Aldrich Corp.                                          400           23,450
Techne Corp.*                                                400            9,600
Tredegar Industries Inc.                                     300           11,475
Union Carbide Corp.                                          900           38,363
W R Grace & Co. (Delaware)*                                  700           37,100
WD-40 Co.                                                    200           10,025
Wellman Inc.                                               1,200           21,300
                                                                        ---------
                                                                        1,909,640
                                                                        ---------
CONSTRUCTION--0.5%
Amre Inc.                                                    700            6,475
Apogee Enterprises, Inc.                                     300           11,513
Armstrong World Industries, Inc.                             300           20,025
Blount International Inc. Class A                          1,200           43,200
Calmat Co.                                                   700           13,038
Centex Construction Products Inc.                            500            7,813
Centex Corp.                                               1,400           42,175
Crane Co.                                                    100            4,650
D.R. Horton Inc.                                           1,100           10,038
Del Webb Corp.                                               400            6,400
Fluor Corp.                                                  600           39,300
Global Industries Inc.                                     1,400           24,850
Granite Construction Inc.                                    450            8,831
Kaufman & Broad Home Corp.                                 1,000           12,000
Lone Star Industries, Inc. (New)                             300           11,025
Mafco Consolidated Group Inc.*                               700           19,513
Mastec Inc.*                                                 600           29,138

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Medusa Corp.                                                 400         $ 13,150
Morrison Knudsen Corp. (New)*                              1,600           14,400
Owens Corning                                                400           15,500
Pulte Corp.                                                1,300           34,450
Regal Beloit Corp.                                           500            8,875
Sherwin Williams Co.                                         600           30,075
Southdown Inc.                                               400           10,950
Stanley Works                                                600           16,950
Stone & Webster, Inc.                                        400           13,200
TJ International Inc.                                        400            7,750
Toll Brothers, Inc.*                                       1,300           22,263
Triangle Pacific Corp. Delaware*                             300            6,319
U.S. Home Corp. (New)*                                       300            6,488
                                                                          -------
                                                                          510,354
                                                                          -------
CONSUMER-DURABLE--0.4%
Bassett Furniture Industries Inc.                            400            8,950
Black & Decker Corp.                                         600           22,425
Champion Enterprises Inc.                                  1,620           31,995
Chicago Miniature Lamp Inc.                                  450           13,556
Ethan Allen Interiors Inc.                                   400           14,300
Furniture Brands International Inc.*                       2,400           32,100
Harman International Industries Inc. (New)                   900           46,238
Interface Inc. Class A                                       400            6,700
Kimball International Inc. Class B                           600           21,600
La-Z-Boy Chair Co.                                           500           15,563
Masco Corp.                                                1,000           31,375
Maytag Corp.                                                 500            9,938
National Presto Industries, Inc.                             200            7,500
Newell Co.                                                 1,100           31,213
Snap-on Tools Corp.                                          300            9,638
Sturm, Ruger & Co., Inc.                                   1,600           30,000
Toro Co.                                                     300            9,413
Whirlpool Corp.                                              600           28,350
Zenith Electronics Corp.*                                  2,100           27,563
                                                                          -------
                                                                          398,417
                                                                          -------
CONSUMER-NONDURABLE--0.8%
3DO Co.*                                                     600            3,413
A.T. Cross Co. Class A                                       500            5,688
Acclaim Entertainment Inc.*                                1,800            8,888
American Greetings Corp. Class A                             500           14,656
Buffets Inc.*                                              1,200           13,275
CKE Restaurants Inc.                                         700           20,825
Corning Inc.                                               1,600           62,000
Darden Restaurants Inc.                                      800            6,700
Department 56 Inc.*                                          700           15,400

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Foodmaker, Inc.*                                           1,300         $ 12,675
Galoob Lewis Toys Inc.*                                      500           13,438
Hasbro Inc.                                                  600           23,325
International Dairy Queen Inc. Class A*                      700           13,475
Jostens, Inc.                                              1,800           38,700
Landry's Seafood Restaurants, Inc.                           900           18,113
Luby's Cafeterias, Inc.                                      800           16,800
Mattel Inc.                                                1,750           50,531
McDonald's Corp.                                           5,000          221,875
Mohawk Industries Inc.*                                    1,300           31,363
Premark International, Inc.                                  400            8,350
Rexall Sundown, Inc.                                       1,300           35,181
Rubbermaid Inc.                                            1,000           23,250
Ruby Tuesday Inc.                                            600            9,750
Russ Berrie & Co. Inc.                                       500            9,000
Ryan's Family Steak Houses Inc.*                           2,800           20,300
Samsonite Corp. (New)                                        600           20,250
Sbarro, Inc.                                                 500           13,188
Shoney's Inc.*                                             2,800           20,650
Showbiz Pizza Time Inc. (New)                                700           12,950
Sonic Corp.                                                  400            9,000
Toy Biz Inc. Class A*                                        400            7,100
Wendy's International, Inc.                                  800           16,500
Williams-Sonoma Inc.*                                      1,100           30,388
                                                                          -------
                                                                          826,997
                                                                          -------
CONTAINERS--0.1%
ACX Technologies Inc.                                      1,100           19,525
Ball Corp.                                                 1,200           28,950
Bemis Co., Inc.                                              200            7,000
Crown Cork & Seal Inc.                                       900           43,200
Gaylord Container Corp. Class A*                           1,500           11,250
Greif Brothers Corp. Class A                               1,100           30,938
Stone Container Corp.                                        500            7,625
                                                                          -------
                                                                          148,488
                                                                          -------
ELECTRONICS--2.2%
ADAC Laboratories                                            600           12,225
AMETEK, Inc.                                               1,300           25,838
AMP Inc.                                                   1,100           37,263
Actel Corp.*                                                 400            7,075
Advanced Micro Devices Inc.                                  620           11,005
Allen Group Inc.                                           1,000           15,875
Alliance Semiconductor Corp.                               1,400            8,750
Altron Inc.                                                  450            6,750
Ampex Corp. (Delaware) Class A*                            1,200            8,100
Anixter International Inc.                                 1,800           26,775

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Applied Materials, Inc.                                    1,100         $ 29,081
Augat Inc.                                                   600           16,500
Belden Inc.                                                1,200           34,500
Broadband Technologies Inc.*                                 500            8,938
Burr Brown                                                   400            8,600
Cable Design Technologies Corp.                              500           12,875
Checkpoint Systems Inc.                                      800           17,900
CopyTele Inc.                                              1,400           10,063
Cyrix Corp.*                                                 500            8,813
DSP Communications Inc.                                      600           22,875
Dallas Semiconductor Corp.                                   700           14,000
EG&G, Inc.                                                   200            3,525
Echostar Communications Corp. Class A*                       300            8,906
Exide Corp.                                                  700           18,200
FORE Systems, Inc.                                           600           23,813
FSI International Inc.                                       700            7,306
Fluke Corp.                                                  200            8,000
General Instrument Corp.*                                    800           16,100
General Signal Corp.                                         200            8,150
Genrad Inc.*                                                 700           14,175
Gerber Scientific Inc.                                       700            9,450
Harris Corp.                                                 200           12,525
ITI Technologies Inc.*                                       300            8,550
Identix Inc.*                                                200            1,625
Imation Corp.*                                               290            7,939
Input/Output Inc.                                          2,000           59,500
Integrated Device Technology Inc.                          2,600           21,288
Integrated Process Equipment Corp.*                          400            4,400
Intel Corp.                                                6,100          669,856
International Rectifier Corp.                              1,700           21,038
Itron, Inc.*                                                 300            4,894
Kemet Corp.                                                1,300           24,944
Kent Electronics Corp.                                     1,600           36,600
Kulicke & Soffa Industries Inc.                              500            6,594
LSI Logic Corp.                                              400           10,600
Lam Research Corp.*                                        1,100           26,744
Lattice Semiconductor Corp.*                               1,100           37,538
Littlefuse, Inc.*                                            300           12,413
Logicon, Inc.                                                800           33,100
Lucent Technologies, Inc.                                  5,048          237,256
Macromedia Inc.                                            1,200           20,025
Marshall Industries*                                         500           15,063
Methode Electronics Inc. Class A                           1,000           19,375
Micron Technology Inc.                                     1,300           32,988
Motorola Inc.                                              4,300          197,800
National Semiconductor Corp.*                                600           11,550

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Osmonics, Inc.*                                              500        $  10,625
Palomar Medical Technologies*                                800            5,750
Perkin-Elmer Corp.                                           200           10,725
Pioneer Standard Electronics Inc.                            500            5,375
Rexel Inc.*                                                  700           10,150
S3 Inc.                                                    1,700           31,875
Sanmina Corp.                                                400           18,450
Scientific-Atlanta, Inc.                                     400            5,800
Sierra Semiconductor Corp.                                 1,100           14,300
Silicon Valley Group Inc.*                                 1,000           16,688
Stanford Telecommunications*                                 300            8,663
Technitrol Inc.                                              300            9,938
Tektronix, Inc.                                              300           11,738
Texas Instruments Inc.                                     1,300           62,563
Thomas & Betts Corp.                                         200            8,475
VLSI Technology, Inc.*                                     1,300           22,425
VeriFone, Inc.*                                              700           23,538
Vicor Corp.                                                1,500           27,188
Vitesse Semiconductor Corp.*                                 600           19,050
Wyle Electronics                                             300            8,963
Zilog Inc.*                                                  700           13,825
                                                                        ---------
                                                                        2,341,735
                                                                        ---------
ENERGY-DEVELOPMENT--1.3%
Amcol International Corp.                                    600            9,038
Ashland Coal, Inc.                                           300            7,088
Atwood Oceanics Inc.*                                        300           16,575
Baker Hughes Inc.                                          1,000           35,625
Barrett Resources Corp.*                                   1,100           42,213
Benton Oil & Gas Co.*                                        600           14,663
Burlington Resources Inc.                                    800           40,300
Cabot Oil & Gas Corp. Class A                                500            7,750
Chesapeake Energy Corp.                                    1,425           83,006
Devon Energy Corp.                                           600           20,925
Dresser Industries Inc.                                    1,300           42,738
Energy Ventures, Inc.*                                       700           30,800
Forest Oil Corp. (New)*                                      900           13,444
Halliburton Co.                                            1,029           58,267
Helmerich & Payne Inc.                                     1,200           64,950
Louis Dreyfus Natural Gas Corp.*                             800           13,500
Louisiana Land & Exploration Co.                             200           11,375
MAXXAM Inc.*                                                 200            8,400
Marine Drilling Company, Inc.*                             1,500           20,625
McDermott International Inc.                                 200            3,550
Nabors Industries Inc.*                                    2,800           46,550
Newfield Exploration Co.*                                    900           42,525
Newpark Resources, Inc.                                      400           15,000

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Noble Drilling Corp.*                                      3,100        $  57,738
Nuevo Energy Co.*                                            600           29,925
Occidental Petroleum Corp.                                 2,200           53,900
Parker Drilling Co.*                                       1,300           11,050
Pride Petroleum Services Inc.*                               900           15,694
Production Operators Corp.                                   300           11,850
Reading & Bates Corp. (New)*                               2,100           60,375
Rochester & Pittsburgh Coal Co.                              600           19,500
Rowan Cos. Inc.*                                           3,100           69,363
Schlumberger Ltd.                                          2,000          198,250
Solv-Ex Corp.*                                               800           10,350
Tom Brown Inc. (New)*                                        800           15,150
Tremont Corp.*                                               300           10,275
Tuboscope Vetco International Corp.*                       1,200           18,150
Union Pacific Resources Group                              1,939           53,323
United Meridian Corp.*                                       800           37,700
Varco International Inc.*                                    700           13,825
Vintage Petroleum Inc.                                       900           26,550
Zeigler Coal Holding Co.                                     800           14,500
                                                                        ---------
                                                                        1,376,375
                                                                        ---------
FOOD-AGRICULTURE--2.9%
Archer-Daniels-Midland Co.                                 3,810           82,868
Bob Evans Farms, Inc.                                      1,500           18,938
CPC International Inc.                                     1,000           78,875
Campbell Soup Co.                                          2,000          160,000
Chiquita Brands International Inc.                         2,000           25,000
Coca-Cola Bottling Co.                                       200            8,050
Coca-Cola Co.                                             18,500          934,250
ConAgra, Inc.                                              1,400           69,825
Dekalb Genetics Corp. Class B                                600           23,625
Delta & Pine Land Co.                                        598           21,528
Dimon Inc.                                                 1,100           20,900
Dreyers Grand Ice Cream Inc.                                 300            7,650
Earthgrains Co.                                              464           24,592
Fleming Companies, Inc.                                    2,900           50,388
General Mills Inc.                                         1,400           79,975
H.J. Heinz Co.                                             2,200           78,100
Hershey Foods Corp.                                        1,100           53,213
Hudson Foods Inc. Class A                                  1,200           19,950
International Multifoods Corp.                               500            7,625
Interstate Bakeries Corp. (New)                            1,400           59,325
J.M. Smucker Co. Class A                                   1,200           19,800
J.M. Smucker Co. Class B (Non Voting)                        300            4,613
JP Foodservice, Inc.*                                        400            9,000
Kellogg Co.                                                2,000          127,000
Lance Inc.                                                   900           15,919

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Mississippi Chemical Corp. (New)                             700        $  17,588
Mycogen Corp.*                                             1,100           17,325
Pepsico Inc.                                              11,100          328,838
Pioneer Hi-Bred International Inc.                           600           40,275
Quaker Oats Co.                                              900           31,950
Ralcorp Holdings, Inc.*                                    1,000           21,000
Ralston Purina Co.                                           700           46,288
Richfood Holdings Inc.                                     2,100           51,056
Sara Lee Corp.                                             3,500          124,250
Savannah Foods & Industries Inc.                             600            9,600
Seaboard Corp.                                               100           21,125
Smithfield Foods Inc.*                                       900           25,875
Sysco Corp.                                                1,300           44,200
Tootsie Roll Industries, Inc.                                800           29,400
Unilever                                                   1,400          214,025
Whitman Corp.                                                700           16,975
Wm Wrigley Junior Co.                                        800           48,200
                                                                        ---------
                                                                        3,088,979
                                                                        ---------
GOLD--0.3%
Amax Gold Inc.*                                            3,300           18,150
Barrick Gold Corp.                                         2,200           57,475
Battle Mountain Gold Co.                                  10,400           79,300
Getchell Gold Corp.*                                       1,500           66,750
Homestake Mining Co.                                         500            7,125
Meridian Gold Inc.*                                        1,700            7,438
Newmont Mining Corp.                                         600           27,750
Placer Dome, Inc.                                          1,400           33,600
Santa Fe Pacific Gold Corp.                                  700            8,313
                                                                        ---------
                                                                          305,901
                                                                        ---------
HEALTHCARE--5.5%
ALZA Corp.*                                                  400           10,350
Abbott Laboratories                                        5,400          273,375
Acuson*                                                      600           12,675
Advanced Technology Laboratories, Inc.*                      400           12,150
Advanced Tissue Sciences Inc.*                             1,500           24,375
Agouron Pharmaceuticals Inc.*                                400           22,850
Allergan Inc.                                                300            9,150
Alliance Pharmaceutical Corp.*                               900           12,488
Alpharma, Inc. Class A                                       600            7,500
American Home Products Corp.                               5,300          324,625
Amgen Inc.                                                 2,100          128,756
Amylin Pharmaceuticals Inc.*                               1,100           12,238
Arrow International Inc.                                     800           22,800
Ballard Medical Products                                     800           14,100
Barr Laboratories, Inc.                                      500           13,813

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Bausch & Lomb Inc.                                           300         $ 10,125
Baxter International Inc.                                  1,600           66,600
Becton Dickinson & Co.                                       400           17,400
Beverly Enterprises, Inc.*                                   500            6,188
Bio Rad Laboratories Inc. Class A                            300            7,275
Bio Technology General Corp.*                              1,500           12,234
Biomet Inc.                                                  600            9,675
Block Drug Inc. Class A                                    1,030           46,608
Boston Scientific Corp.*                                   1,437           78,137
Bristol Myers Squibb Co.                                   4,300          454,725
C.R. Bard Inc.                                               400           11,300
CNS, Inc.                                                    500            8,438
Carter Wallace Inc.                                        1,600           24,800
Cephalon Inc.*                                               800           17,850
Cognex Corp.                                               1,400           17,850
Columbia Laboratories Inc.                                 1,000           12,000
Columbia/HCA Healthcare Corp.                              5,100          182,325
Community Psychiatric Centers*                             1,400           12,425
Conmed Corp.                                                 400            6,950
Cygnus Therapeutic Systems, Inc.*                            700           10,063
Cytogen Corp.*                                             1,600            8,500
Datascope Corp.*                                             400            6,750
Diagnostic Products Corp.                                    400           11,900
Eli Lilly & Co.                                            4,200          296,100
Enzo Biochem Inc.                                            525            9,581
Fresenius Medical Care AG
  (Sponsored American Depository Receipts)*                1,290           38,378
Gilead Sciences Inc.*                                        700           16,231
GranCare, Inc.*                                              600           10,800
Gulf South Medical Supply Inc.                               300            6,525
Haemonetics Corp.*                                           700           12,513
HealthSouth Rehabilitation Corp.*                          1,876           70,350
Herbalife International Inc.                                 600           12,000
Hologic Inc.                                                 400            9,175
Human Genome Sciences Inc.*                                  900           32,625
Humana Inc.*                                               1,200           21,900
ICN Pharmaceuticals, Inc.                                    809           15,371
Icos Corp.*                                                1,300            9,669
Idec Pharmaceuticals Corp.*                                  600           12,938
Imatron Inc.*                                              2,300            9,236
Immunex Corp. (New)*                                       1,100           14,919
Immunomedics Inc.*                                         1,200            8,475
Incyte Pharmaceuticals Inc.*                                 400           16,150
Invacare Corp.                                             1,300           36,075
Isis Pharmaceuticals*                                        700           11,244
Isolyser Inc.                                              1,100            7,700

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Johnson & Johnson                                          9,800         $482,650
Jones Medical Industries Inc.                                900           38,925
Kinetic Concepts Inc.                                      1,200           15,750
Life Technologies, Inc. (New)                                600           13,650
Ligand Pharmaceuticals Inc. Class B                          700            8,750
Lincare Holdings Inc.*                                       800           29,800
Liposome Inc.*                                             1,200           20,475
Living Centers of America*                                 1,000           23,375
Lunar Corp.                                                  300            9,281
Magellan Health Services Inc.*                             1,200           22,050
Mallinckrodt Inc.                                            400           17,400
Manor Care, Inc.                                             300           11,775
Marquette Medical System Inc.*                             1,500           23,438
Martek Biosciences Corp.*                                    500           10,688
Matrix Pharmaceuticals*                                      700            5,250
Medimmune Inc.*                                              400            6,225
Medtronic Inc.                                             1,900          122,313
Mentor Corp.                                               1,100           24,338
Merck & Co. Inc.                                           9,800          726,425
Mid Atlantic Medical Services Inc.*                        1,600           17,200
Multicare Cos. Inc.                                          600           10,800
Nabi Inc.*                                                 1,200           11,100
Natures Sunshine Products Inc.                               450            9,900
Neopath Inc.*                                                500            8,156
Neoprobe Corp.*                                              500            7,125
Neurex Corp.*                                                800           12,450
Neurogen Corp.*                                              500           10,688
Nexstar Pharmaceuticals Inc.*                              1,000           15,563
North American Vaccine Inc.*                               1,100           24,475
Novacare Inc.*                                             2,600           21,450
Noven Pharmaceuticals, Inc.*                                 700            9,625
Organogenesis Inc.                                           500            8,938
Owens & Minor Inc. (New)                                     700            6,563
PDT Inc.                                                     300            7,388
PHP Healthcare Corp.                                         100            2,288
PLC Systems Inc.*                                            600           13,425
Patterson Dental Co.*                                        500           14,063
Perrigo Co.*                                               2,600           24,375
Pfizer Inc.                                                5,300          438,575
Pharmacia & Upjohn Inc.                                    3,300          118,800
Physician Sales & Service Inc.                             1,000           21,125
Protein Design Labs, Inc.*                                   500           12,063
Quintiles Transnational Corp.                                600           39,375
Regeneron Pharmaceuticals Inc.*                              700           13,256
Renal Treatment Centers Inc.                                 600           16,050
Respironics Inc.*                                            400            6,025

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
RoTech Medical Corp.                                         800        $  12,650
Roberts Pharmaceutical Corp.*                                400            6,150
Salick Health Care, Inc.*                                    300           11,888
Schering Plough Corp.                                      2,800          179,200
Sepracor Inc.*                                               700           11,288
Sequus Pharmaceuticals Inc.*                                 900           12,600
Sofamor/Danek Group Inc.*                                  1,100           30,250
Sola International Inc.*                                     800           28,900
Somatogen Inc.*                                              500            5,375
St. Jude Medical, Inc.                                       125            4,930
Summit Technology Inc.                                     1,100            6,119
Sunrise Medical Inc.*                                        500            7,438
Target Therapeutics Inc.                                     400           14,775
Tecnol Medical Products Inc.*                                600            7,575
Tenet Healthcare Corp.*                                    1,100           22,963
Thermedics Inc.*                                           1,400           29,050
U.S. Bioscience Inc.*                                        900           10,350
United Healthcare Corp.                                    1,200           45,450
United States Surgical Corp.                                 300           12,563
Ventritex Inc.*                                              500           11,406
Vertex Pharmaceuticals Inc.*                                 900           29,869
Vivus*                                                       500           16,625
Warner Lambert Co.                                         2,000          127,250
West Company Inc.                                            400           10,750
                                                                        ---------
                                                                        5,788,131
                                                                        ---------
HOUSEHOLD PRODUCTS--1.1%
Alberto Culver Co. Class B                                   100            4,575
Avon Products, Inc.                                        1,000           54,250
Bush Boake Allen Inc.*                                       500           12,875
Church & Dwight Inc.                                         600           12,900
Clorox Co.                                                   600           65,475
Colgate-Palmolive Co.                                      1,300          119,600
Dial Corp. (New)                                           1,100           15,125
Gillette Co.                                               3,400          254,150
International Flavors & Fragrances Inc.                      800           33,100
Libbey Inc.                                                  400            9,600
Playtex Products Inc.*                                     1,200           10,200
Procter & Gamble Co.                                       5,700          564,300
Tupperware Corp.                                             400           20,550
                                                                        ---------
                                                                        1,176,700
                                                                        ---------
IMAGING & PHOTO--0.3%
Avid Technology, Inc.*                                       600            8,213
BMC Industries, Inc.                                         800           23,700
Chyron Corp.*                                              3,200           16,400
Eastman Kodak Co.                                          2,700          215,325

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Optical Imaging Systems Inc.*                              3,500         $  9,844
Photronic, Inc.*                                             400           10,750
Polaroid Corp.                                               200            8,125
Robotic Vision Systems Inc.*                                 400            4,050
Ultratech Stepper Inc.                                     1,000           16,875
                                                                          -------
                                                                          313,282
                                                                          -------
INSURANCE--2.6%
20th Century Industries*                                   1,800           28,800
Acordia, Inc.                                                400           11,400
Aetna Inc.                                                 1,524          101,918
Alexander & Alexander Services                             3,300           50,325
Alfa Corp.                                                 1,100           12,238
Allied Group Inc.                                            500           20,938
Allstate Corp.                                             3,400          190,825
American Annuity Group, Inc.                               1,400           19,075
American Bankers Insurance Group, Inc.                     1,000           47,875
American General Corp.                                     1,000           37,250
American Heritage Life Investment Corp.                      300            6,638
American International Group, Inc.                         3,400          369,325
American Travellers Corp.                                    450           15,441
Aon Corp.                                                    900           51,975
Argonaut Group, Inc.                                         800           23,200
Arthur J. Gallagher & Co.                                    900           26,438
CMAC Investment Corp.                                        300           20,738
Capital Re Corp.                                             400           15,500
Capitol American Financial Corp.                             400           14,500
Capsure Holdings Corp.                                       600            5,400
Chubb Corp.                                                1,200           60,000
Cigna Corp.                                                  800          104,400
Citizens Corp.                                             1,400           28,175
Commerce Group Inc.                                        1,100           26,400
Compdent Corp.*                                              400           13,675
Conseco, Inc.                                                466           24,931
Crawford & Co. Class A                                       400            7,950
Crawford & Co. Class B                                     1,000           19,750
Delphi Financial Group, Inc. Class A                         360           10,125
Enhance Financial Services Group Inc.                        900           30,038
Executive Risk Inc.                                          300           12,375
Financial Security Assured Holdings Ltd.                   1,200           33,600
Foremost Corp. of America                                    300           16,538
Fremont General Corp.                                      1,350           39,656
Frontier Insurance Group, Inc.                               330           13,118
General Re Corp.                                             935          137,679
HCC Insurance Holdings, Inc.                                 750           19,125
Harleysville Group Inc.                                      400           11,100
Home Beneficial Corp. Class B                                500           12,594

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Horace Mann Educators Corp. (New)                          1,100        $  37,675
ITT Hartford Group Inc.                                      800           50,400
Integon Corp.                                                500            9,438
Jefferson-Pilot Corp.                                        450           25,594
John Alden Financial Corp.                                 1,100           20,488
Kansas City Life Insurance Co.                               200           10,950
Liberty Corp.                                              1,000           34,500
Life Re Corp.                                                400           14,650
Lincoln National Corp. Inc.                                  700           33,950
MAIC Holdings Inc.                                           212            6,890
MGIC Investment Corp.                                        400           27,450
MMI Companies, Inc.                                          400           11,500
Markel Corp.*                                                200           17,400
Marsh & McLennan Companies                                 1,000          104,125
NAC Re Corp.                                                 500           17,563
Orion Capital Corp.                                          900           48,938
Penncorp Financial Group Inc.                              1,100           38,088
Presidential Life Corp.                                      800            9,100
Providian Corp.                                              700           32,900
Reinsurance Group of America Inc.                            900           40,838
Reliance Group Holdings Inc.                               3,900           32,175
Safeco Corp.                                                 800           30,300
Selective Insurance Group, Inc.                              400           13,600
Sierra Health Services Inc.*                                 500           14,313
St. Paul Companies, Inc.                                     600           32,625
State Auto Financial Corp.                                   600            8,175
Torchmark Corp.                                              500           24,188
Transamerica Corp.                                         1,000           75,875
Trenwick Group Inc.                                          200            9,888
UNUM Corp.                                                 1,000           62,875
USF&G Corp.                                                  500            9,500
USLIFE Corp.                                                 100            3,125
United Dental Care Inc.*                                     200            6,050
United Fire & Casualty Co.                                   400           13,000
United Wisconsin Services, Inc.                              300            7,763
Vesta Insurance Group Inc.                                 1,200           30,750
W.R. Berkley Corp.                                         1,200           61,950
Washington National Corp.                                    400           11,450
Zenith National Insurance Corp.                              400           10,900
Zurich Reinsurance Centre Holdings, Inc.                     900           27,000
                                                                        ---------
                                                                        2,768,967
                                                                        ---------
MEDIA--1.2%
AMC Entertainment Inc.*                                      400            6,900
BET Holdings, Inc. Class A*                                  300            8,775
Banta Corp.                                                1,100           23,169
Cablevision Systems Corp. Class A*                           400           12,450

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------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Carmike Cinemas Inc.*                                        300        $   7,125
Central Newspapers Inc. Class A                            1,100           44,275
Century Communications Corp. Class A*                      2,700           18,225
Comcast Corp. Class A                                      1,600           23,500
Dow Jones & Co. Inc.                                         700           23,100
Evergreen Media                                              900           24,188
GC Companies Inc.*                                           300           10,163
Gannett Inc.                                               1,000           75,875
Heartland Wireless Communications, Inc.*                     300            6,450
Hollinger International Inc.                               2,500           31,250
Houghton Mifflin Co.                                       1,000           49,625
International Family Entertainment Inc.
  Class B                                                  1,625           29,047
John Wiley & Son, Inc. Class A                               900           27,563
Jones Intercable Inc. Class A*                             1,100           12,100
King World Productions, Inc.*                                300           10,800
Knight-Ridder, Inc.                                          600           22,425
McClatchy Newspapers Inc. Class A                          1,300           36,238
McGraw-Hill, Inc.                                            600           28,125
Meredith Corp.                                               100            5,025
New World Communications Class A*                          1,000           24,688
New York Times Co. Class A                                   700           25,288
Oak Industries Inc.*                                         400           10,150
Paxson Communications Corp.*                                 600            5,325
Regal Cinemas, Inc.                                          675           17,423
SBC Communications Inc.                                    4,600          223,675
Spelling Entertainment Group, Inc.*                        3,100           22,475
TCA Cable TV Inc.                                          1,100           29,288
TSX Corp.                                                    600            6,225
Tele Communications Inc. (New) -- TCI Group
  Series A                                                 4,400           54,725
Time Warner Inc.                                           2,900          108,025
Times Mirror Co. (New) Series A                              800           37,000
Tribune Co. (New)                                            900           73,575
United International Holdings Inc. Class A*                  600            7,500
Viacom Inc. Class B*                                       2,100           68,513
Westwood One Inc.*                                           900           13,950
                                                                        ---------
                                                                        1,264,218
                                                                        ---------
MISCELLANEOUS FINANCE--2.1%
1st Source Corp.                                             420            9,634
AMCORE Financial, Inc.                                       400            8,375
Aames Financial Corp.                                        800           35,700
Alex Brown Inc.                                              900           51,075
American Express Co.                                       3,400          159,800
Americredit Corp.*                                           700           13,300
Astoria Financial Corp.                                      600           21,263
Beneficial Corp.                                             400           23,400

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Bok Financial Corp. (New)                                    500         $ 13,250
Cal-Federal Bancorp Inc.*                                  1,700           39,525
Charter One Financial Inc.                                 1,785           77,536
Coast Savings Financial Inc.*                                500           16,438
Collective Bancorp Inc.                                    1,000           30,125
Commercial Federal Corp.                                     400           16,750
Dean Witter Discover & Co.                                 1,400           82,425
Downey Financial Corp.                                       420           10,920
Eaton Vance Corp. (Non Voting)                               200            8,750
Federal Home Loan Mortgage Corp.                           1,400          141,400
Federal National Mortgage Assoc.                           7,600          297,350
First American Financial Corp.                               400           15,050
First Financial Corp.                                      1,300           35,425
Fund American Enterprises Holdings, Inc.                     200           17,925
Glendale Federal Bank (FSB) (New)*                         1,500           27,563
Golden West Financial Corp.                                  500           32,438
Great Financial Corp.                                        400           11,650
Great Western Financial Corp.                              1,000           28,000
Green Tree Financial Corp.                                 1,000           39,625
H.F. Ahmanson & Co.                                          600           18,825
Home Financial Corp.                                         600            9,713
Household International Inc.                               1,200          106,200
Inter-Regional Financial Group, Inc.                         300            9,713
Interpool Inc.                                               400            8,700
JSB Financial, Inc.                                          300           10,988
Jefferies Group, Inc.                                        400           14,300
John Nuveen Co. Class A                                    1,300           36,075
Legg Mason, Inc.                                             400           12,900
Merrill Lynch & Co. Inc.                                   1,200           84,300
Morgan Keegan, Inc.                                          700           10,238
Morgan Stanley Group Inc.                                  1,000           50,250
Olympic Financial Ltd.*                                    1,100           17,463
Peoples Heritage Financial Group, Inc.                       900           20,700
Phoenix Duff & Phelp Corp.                                 1,500            9,188
Pioneer Group Inc.                                         1,100           26,125
Quick & Reilly Group, Inc.                                 1,100           29,013
RCSB Financial Inc.                                          400           11,625
Raymond James Financial Inc.                                 500           12,188
Roosevelt Financial Group Inc.                             1,600           27,700
Salomon Inc.                                                 800           36,100
Sovereign Bancorp Inc.                                     2,205           26,047
St. Paul Bancorp Inc.                                        500           13,250
Standard Financial Inc.                                      400            7,150
Student Loan Corp.                                         1,000           34,000
Travelers Inc.                                             3,600          195,300
Value Line, Inc.                                             300           11,363

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
WFS Financial Inc.                                           880        $  18,370
Washington Federal, Inc.                                   1,500           36,094
Westcorp Inc.                                              1,155           27,431
White River Corp.*                                           300           18,000
                                                                        ---------
                                                                        2,214,001
                                                                        ---------
MOTOR VEHICLE--1.2%
A.O. Smith Corp. Class B                                     800           21,000
Arctic Cat Inc.                                              700            6,606
Arvin Industries, Inc.                                     1,300           29,738
Borg Warner Automotive Inc.                                1,100           42,213
Breed Technologies Inc.                                      900           20,700
Chrysler Corp.                                             5,000          168,125
Cummins Engine Inc.                                          200            8,325
Dana Corp.                                                   700           20,738
Detroit Diesel Corp.*                                        600           11,100
Eaton Corp.                                                  500           29,875
Echlin Inc.                                                  300            9,788
Federal Mogul Corp.                                        1,000           22,375
Fleetwood Enterprises, Inc.                                  200            6,750
Ford Motor Co.                                             8,200          256,250
General Motors Corp.                                       5,400          290,925
Gentex Corp.                                               1,400           32,900
Genuine Parts Co.                                            800           35,000
Hays Wheels International Inc.*                               50            1,675
Lucasvarity PLC (Sponsored American
  Depository Receipts)*                                      276           11,109
Mascotech Inc.                                             1,500           23,625
Modine Manufacturing Co.                                   1,000           25,000
Navistar International Corp.*                              5,100           47,175
PACCAR Inc.                                                  200           11,150
Standard Products Co.                                        500           12,125
Superior Industries International, Inc.                    1,000           24,375
TRW Inc.                                                     700           63,350
Titan Wheel International Inc.                               500            6,375
                                                                        ---------
                                                                        1,238,367
                                                                        ---------
NON-FERROUS--0.5%
A.M. Castle & Co.                                            375            6,938
Alcan Aluminum Ltd.                                        1,600           52,600
Aluminum Company of America                                1,600           93,800
Asarco Inc.                                                  200            5,250
Brush Wellman Inc.                                           500            9,438
Coeur d'Alene Mines Corp.                                    500            7,313
Commercial Metals Co.                                        500           15,500
Cyprus Amax Minerals Co.                                     600           13,575
Echo Bay Mines Ltd                                           600            4,688

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Engelhard Corp.                                            1,000         $ 18,250
Freeport-McMoRan Copper & Gold Inc. Class B                1,400           42,525
Hecla Mining Co.*                                          1,100            6,188
Inco Ltd.                                                  1,200           38,100
Kaiser Aluminum Corp.*                                     2,400           26,700
Minerals Technologies Inc.                                 1,000           39,250
Mueller Industries Inc.                                      900           36,225
Oregon Metallurgical Corp.                                   400           12,500
Phelps Dodge Corp.                                         1,000           62,875
RMI Titanium Co.*                                            700           16,888
Reliance Steel & Aluminum Co.                                400           14,650
Reynolds Metals Co.                                          400           22,500
Stillwater Mining Co.*                                       600           10,125
Wolverine Tube Inc.*                                         400           15,950
                                                                          -------
                                                                          571,828
                                                                          -------
OIL-DOMESTIC--0.7%
Amerada Hess Corp.                                           700           38,763
Ashland Inc.                                                 400           17,000
Atlantic Richfield Co.                                     1,400          185,500
Cross Timbers Oil Co.                                        400            9,450
Diamond Shamrock Inc.                                      1,300           38,188
KCS Energy, Inc.                                             200            8,625
Kerr-McGee Corp.                                             400           25,100
Oryx Energy Co.*                                             500            9,625
Pennzoil Co.                                                 200           10,200
Phillips Petroleum Co.                                     1,500           61,500
Pogo Producing Co.                                         1,300           57,688
Quaker State Corp.                                           900           15,075
Santa Fe Energy Resources, Inc.*                             400            5,700
Smith International Inc.*                                  1,100           41,800
Snyder Oil Corp.                                             700           10,675
Sun Inc.                                                     400            8,950
Tesoro Petroleum Corp.*                                      900           13,275
Total Petroleum (North America) Ltd.                       1,300           12,513
TransTexas Gas Corp.*                                      2,500           34,375
USX Corp. (Marathon Group) (New)                           2,000           43,750
Unocal Corp.                                               1,700           62,263
                                                                          -------
                                                                          710,015
                                                                          -------
OIL-INTERNATIONAL--2.7%
Amoco Corp.                                                3,900          295,425
Chevron Corp.                                              5,300          348,475
Exxon Corp.                                                9,900          877,388
Mobil Corp.                                                3,100          361,925
Royal Dutch Petroleum Co.                                  4,200          694,575

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Texaco, Inc.                                               2,100        $ 213,413
Western Atlas, Inc.*                                         400           27,750
                                                                        ---------
                                                                        2,818,951
                                                                        ---------
PAPER--0.8%
Alco Standard Corp.                                          900           41,738
Boise Cascade Corp.                                          300            9,300
Buckeye Cellulose Corp.*                                     800           20,900
Caraustar Industries Inc.                                  1,100           31,969
Champion International Corp.                                 700           30,450
Chesapeake Corp.                                           1,100           31,075
Georgia Pacific Corp.                                      1,100           82,500
International Paper Co.                                    2,100           89,775
James River Corp.                                            400           12,600
Kimberly Clark Corp.                                       2,280          212,610
Longview Fibre Co.                                         1,800           31,275
Louisiana Pacific Corp.                                      700           14,613
Mead Corp.                                                   300           17,025
Mosinee Paper Corp.                                          400           11,350
P.H. Glatfelter Co.                                        1,500           28,500
Potlatch Corp.                                               100            4,275
Rock Tennessee Co. Class A                                   990           18,068
Shorewood Packaging Corp.*                                   600           11,400
Temple-Inland Inc.                                           400           20,500
Union Camp Corp.                                             500           24,375
Wausau Paper Mills Co.                                     1,625           31,078
Westvaco Corp.                                               700           19,950
Weyerhaeuser Co.                                           1,000           45,875
Willamette Industries, Inc.                                  600           40,350
                                                                        ---------
                                                                          881,551
                                                                        ---------
PRODUCER GOODS-MANUFACTURING--3.3%
Albany International Corp. Class A (New)                   1,300           29,250
Allied Signal Inc.                                         2,300          150,650
American Financial Enterprises Inc.                          300            7,800
Applied Power Inc. Class A                                   400           14,400
AptarGroup, Inc.                                             500           16,125
Avery Dennison Corp.                                         400           26,350
BT Office Products International Inc.*                     1,200            9,900
BW/IP Holding, Inc. Class A                                  600            8,100
Baldor Electric Co.                                        1,200           24,150
Barnes Group Inc.                                            200           11,250
Bearings Inc. (New)                                          300            7,800
Blyth Industries Inc.                                        800           31,100
Briggs & Stratton Corp.                                      100            4,000
Case Corp.                                                   600           27,900
Caterpillar Inc.                                           1,500          102,938

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Cincinnati Milacron Inc.                                     100        $   1,913
Clarcor Inc.                                                 400            8,700
Collins & Aikman Corp.*                                    1,900           11,400
Commercial Intertech Corp.                                   500            5,563
Cooper Industries Inc.                                       800           32,200
Credence Systems Corp.                                       600            8,213
Cuno Inc.*                                                   500            7,938
Deere & Co.                                                1,900           79,325
Donaldson Inc.                                             1,200           35,100
Dover Corp.                                                  800           41,100
Duriron Inc.                                               1,100           29,563
Emerson Electric Co.                                       2,100          186,900
FMC Corp. (New)*                                             200           14,725
Fedders USA Inc.                                           1,400            8,225
Figgie International Holdings Inc. Class A*                  700            7,438
Fisher Scientific International, Inc.                        900           40,388
Foster Wheeler Corp.                                         300           12,300
General Binding Corp.                                        500           12,375
General Electric Co.                                      12,200        1,180,350
Giddings & Lewis Inc.                                      1,100           12,788
Goulds Pumps Inc.                                          1,000           23,063
Graco Inc.                                                   450           10,294
Greenfield Industries Inc.                                   400           10,450
Harnischfeger Industries Corp.                               200            8,000
Helix Technology Corp.                                       300            8,006
Herman Miller, Inc.                                        1,200           52,050
Hexcel Corp. (New)*                                        1,300           23,725
Hughes Supply Inc.                                           400           15,200
IDEX Corp.                                                 1,000           37,625
ITT Industries Inc.                                          800           18,600
Illinois Tool Works Inc.                                     800           56,200
Ingersoll Rand Co.                                           700           29,138
Insilco Corp.*                                               300           11,850
Ionics Inc.*                                                 400           18,400
Johnson Controls, Inc.                                       300           21,900
Juno Lighting Inc.                                           400            6,225
Kaydon Corp.                                                 900           36,675
Kennametal Inc.                                              900           30,600
Keystone International Inc.                                1,000           18,000
Lawson Products, Inc.                                        400            8,600
Lincoln Electric Co.                                         300            8,438
Lincoln Electric Co. Class A (Non Voting)                    900           25,088
Lydall Inc.                                                  400            8,850
Manitowoc Inc.                                               450           15,075
Measurex Corp.                                               400           10,300
Millipore Corp.                                              200            7,000

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Myers Industry Inc.                                          500        $   7,750
NN Ball & Roller, Inc.                                       400            5,400
Nu-Kote Holding Inc. Class A                                 500            4,781
Pall Corp.                                                   600           15,375
Parker Hannifin Corp.                                        500           18,938
Precision Castparts Corp.                                  1,000           46,750
Quanex Corp.                                                 300            8,550
Raychem Corp.                                                800           62,500
Roper Industries                                             400           17,025
SPS Technologies, Inc.*                                      100            6,000
SPX Corp.                                                    500           14,188
Standex International Corp.                                  400           12,300
Stewart & Stevenson Services, Inc.                           900           19,069
Teleflex Inc.                                                500           24,063
Tencor Instruments                                         1,100           20,900
Tenneco, Inc.                                              1,200           59,400
Texas Industries Inc.                                        300           17,025
Thermo Ecotek Corp.                                          900           13,613
Timken Co.                                                   100            4,463
TriMas Corp.                                               1,300           29,900
Tyco Labs Inc.                                             1,100           54,588
U.S. Filter Corp. (New)                                    1,650           56,925
UNR Industries, Inc.                                       1,200            8,025
Valhi, Inc. (New)                                          3,900           22,913
Valmont Industries, Inc.                                     300           10,275
Visx Inc. (Delaware)*                                        500           12,500
W.H. Brady Co. Class A                                       800           18,700
W.W. Grainger, Inc.                                          400           29,650
WMS Industries Inc.*                                         600           14,700
Watts Industries Inc. Class A                              1,300           27,138
Westinghouse Electric Corp.                                2,900           49,663
Westpoint Stevens Inc. Class A                             1,300           34,613
Wyman Gordon Co.*                                          1,000           21,875
X-Rite, Inc.                                                 500            9,281
                                                                        ---------
                                                                        3,506,405
                                                                        ---------
RAILROAD--0.5%
Burlington Northern Santa Fe                               1,300          107,088
CSX Corp.                                                  1,700           73,313
Conrail Inc.                                               1,000           95,125
Florida East Coast Industry Inc.                             300           26,213
Norfolk Southern Corp.                                     1,400          124,775
Overseas Shipholding Group                                 1,400           23,800
Union Pacific Corp.                                        1,700           95,413
Westinghouse Air Brake Co. (New)                             600            6,525
                                                                        ---------
                                                                          552,252
                                                                        ---------

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
REAL PROPERTY--0.2%
Avatar Holdings, Inc.*                                       200         $  6,100
Castle & Cooke, Inc.*                                        700           10,763
Catellus Development Corp.*                                2,700           26,663
Doubletree Corp.*                                            600           24,375
Forest City Enterprises, Inc. Class A                        200            9,900
HFS, Inc.                                                    900           65,925
Insignia Financial Group Class A (New)                     1,100           23,788
Lennar Corp.                                               1,400           31,150
Price Enterprises Inc.                                       700           11,725
                                                                          -------
                                                                          210,389
                                                                          -------
RETAIL--2.7%
Albertson's, Inc.                                          1,800           61,875
American Stores Co. (New)                                  1,000           41,375
AnnTaylor Stores Corp.*                                      500            9,063
Arbor Drugs, Inc.                                          1,100           25,025
Authentic Fitness Corp.                                      500            5,563
Burlington Coat Factory Warehouse*                         1,100           13,475
CDW Computer Centers Inc.                                    600           37,650
CUC International Inc.                                     2,644           64,772
Carson Pirie Scott & Co.*                                    400            9,950
Casey's General Stores Inc.                                  700           12,556
Charming Shoppes Inc.                                      3,600           16,538
Circuit City Stores Inc.                                     700           22,925
Claire's Stores Inc.                                       1,725           29,325
CompUSA Inc.                                               2,000           92,500
Dayton Hudson Corp.                                        1,200           41,550
Dillard Department Stores Inc. Class A                       800           25,400
Dollar Tree Stores Inc.                                    1,000           38,000
Duty Free International Inc.                                 800           12,800
Eagle Hardware & Garden, Inc.*                               800           22,750
Federated Department Stores Inc.*                          1,400           46,200
Fingerhut Companies, Inc.                                  1,300           19,338
Footstar Inc.*                                               172            3,784
Fred Meyer Inc.*                                           1,200           42,150
Fruit of the Loom Inc. Class A*                              400           14,550
Gap Inc.                                                   2,000           58,000
Giant Food Inc. Class A                                      300           10,125
Great Atlantic & Pacific Tea Co., Inc.                       200            6,000
Gymboree Corp.*                                            1,100           34,513
Harcourt General Inc.                                        600           29,850
Hollywood Entertainment Corp.                                900           18,619
Home Depot Inc.                                            3,600          197,100
J.C. Penney Inc.                                           1,600           84,000
Just for Feet Inc.                                           750           19,547
K Mart Corp.                                               3,100           30,225

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Kroger Co.*                                                  800         $ 35,700
Lands' End, Inc.*                                          1,000           21,500
Limited Inc.                                               1,997           36,695
Longs Drug Stores Corp.                                    1,000           44,875
Lowes Cos Inc.                                             1,100           44,413
MacFrugals Bargains-Close-Outs, Inc.*                        600           14,625
May Department Stores Co.                                  1,700           80,538
Melville Corp.                                               600           22,350
Mercantile Stores Co., Inc.                                  300           14,888
Michaels Stores Inc.*                                        500            5,000
Nordstrom Inc.                                               500           18,031
Payless Shoesource Inc.*                                     272            9,214
Pep Boys -- Manny, Moe & Jack                                300           10,500
Petco Animal Supplies Inc.                                   300            7,013
Pier 1 Imports Inc.                                        1,400           19,600
Price Costco Inc.*                                         1,300           25,756
Proffitt's, Inc.*                                          1,200           48,300
Quality Food Centers, Inc.                                   400           14,700
Regis Corp.                                                  450           10,913
Rite Aid Corp.                                               600           20,400
Ross Stores Inc.                                           1,000           41,438
Ruddick Corp.                                              1,600           20,800
Sears Roebuck & Co.                                        2,900          140,288
Service Merchandise Co. Inc.*                              2,700           15,863
Shopko Stores Inc.                                           900           14,513
Smart & Final Inc.                                           500           11,750
Smith's Food & Drug Centers, Inc. Class B                    668           17,452
Sotheby's Holdings, Inc. Class A                           1,600           27,200
Stanhome Inc.                                                500           13,250
Stein Mart Inc.*                                             500            8,938
TJX Companies, Inc.                                          600           24,000
Tandy Corp.                                                  400           15,050
Tiffany & Co. (New)                                        1,800           66,600
Toys "R" Us, Inc.*                                         1,700           57,588
Unifirst Corp.                                               600           12,075
United Stationers Inc.                                       400            8,850
Urban Outfitters Inc.                                        600            9,300
Value City Department Stores Inc.*                         1,100           14,025
Vitalink Pharmacy Services, Inc.*                            300            6,900
Waban Inc.*                                                1,300           33,963
Wal-Mart Stores, Inc.                                     16,600          441,975
Walgreen Co.                                               1,700           64,175
Wet Seal Inc.*                                               500           15,656
Whole Foods Market, Inc.*                                    500           12,844
Winn Dixie Stores Inc.                                     1,100           36,713

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Woolworth Corp.*                                             700        $  14,700
Zale Corp. (New)*                                          1,000           19,375
                                                                        ---------
                                                                        2,867,385
                                                                        ---------
STEEL--0.2%
Allegheny Teldyne Inc.                                       770           16,459
Armco Inc.*                                                2,800           10,500
Bethlehem Steel Corp.*                                       500            4,063
Birmingham Steel Corp.                                     1,200           19,200
Carpenter Technology Corp.                                   900           29,363
Chaparral Steel Co.                                        1,200           15,900
Cleveland Cliffs Inc.                                        300           12,300
Inland Steel Industries, Inc.                                200            3,225
Intermet Corp.                                               700            8,181
J & L Specialty Steel Inc.                                 1,100           12,925
Lukens Inc.                                                  400            5,500
National Steel Corp. Class B*                              1,200           10,350
Nucor Corp.                                                  600           28,425
Oregon Steel Mills Inc.                                      400            6,350
Rouge Steel Co. Class A                                      300            6,113
USX Corp. (U.S. Steel Group)                                 500           13,625
Worthington Industries Inc.                                  500           10,344
                                                                        ---------
                                                                          212,823
                                                                        ---------
TELEPHONE--2.9%
ACC Corp.                                                    600           25,200
AT&T Corp.                                                12,800          446,400
Airtouch Communications Inc.*                              3,600           94,050
Aliant Communications Inc.                                 1,400           22,400
Alltel Corp.                                               1,200           36,600
American Mobile Satellite Corp.*                           1,100           11,550
Ameritech Corp. (New)                                      4,300          235,425
Andrew Corp.                                                 500           24,375
Antec Corp.*                                                 500            5,344
Arch Communications Group, Inc.*                             800            9,250
Associated Group Inc. Class A*                               500           14,375
Bell Atlantic Corp.                                        3,800          228,950
BellSouth Corp.                                            6,900          281,175
Boston Technology Inc. (New)*                                700           11,594
C-TEC Corp.*                                               1,200           29,025
CFW Communications Co.                                       500           11,000
Cellular Communications International*                       400           12,600
Centennial Cellular Corp. Class A*                           400            5,150
Cidco Inc.*                                                  400            7,650
Coherent Communications Systems Corp.                        400            7,825
Coherent Inc.*                                               300           11,738
Comnet Cellular Inc.*                                        300            8,325

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
DSC Communications Corp.*                                    700        $   9,756
Emmis Broadcasting Corp. Class A*                            200            7,213
GTE Corp.                                                  6,700          282,238
General Datacom Industries Inc.*                             500            4,813
Geotek Communications Inc.*                                1,200            8,850
InterVoice, Inc.*                                            500            6,469
Interdigital Commerce Corp.*                               1,000            6,438
Intermedia Communications Inc.*                              500           15,875
Intermediate Telephone Inc.*                                 500            7,625
International Cabletel Inc.                                1,300           30,713
Jacor Communications Inc.*                                 1,300           35,994
MCI Communications Corp.                                   5,000          125,313
Mobile Telecommunications Technologies
  Corp.*                                                   1,900           25,056
Mobilemedia Corp. Class A*                                 1,000            1,984
Northern Telecom Ltd                                       2,200          143,275
Nynex Corp.                                                3,200          142,400
Octel Communications Corp.                                 2,200           35,063
P-Com Inc.                                                   500           11,000
Pacific Telesis Group                                      2,600           88,400
Pairgain Technologies Inc.                                 1,800          123,750
Plantronics, Inc. (New)*                                     200            7,525
Renaissance Communications Corp.                           1,300           45,988
Roseville Communications Co.                                 500           11,688
Sprint Corp.                                               2,600          102,050
Tellabs Inc.                                                 600           51,075
U S Long Distance Corp.                                      500            4,219
U S WEST, Inc. (Communications Group)                      3,400          103,275
U S WEST, Inc. (Media Group)*                              3,200           50,000
Vanguard Cellular Systems, Inc. Class A*                   1,200           19,875
Winstar Communications Inc.*                                 900           18,844
Worldcom, Inc.                                             2,300           56,206
                                                                        ---------
                                                                        3,122,971
                                                                        ---------
TOBACCO--0.8%
American Brands, Inc.                                      1,200           57,300
Loew's Corp.                                               1,300          107,413
Philip Morris Companies, Inc.                              6,700          620,588
Schweitzer Mauduit International Inc.                        700           21,525
UST Inc.                                                   1,000           28,875
                                                                        ---------
                                                                          835,701
                                                                        ---------
TRANSPORTATION-MISCELLANEOUS--0.4%
APL Ltd.                                                     800           17,600
Air Express International Corp.                              500           15,063
Airbourne Freight Corp.                                    1,000           19,875
American Freightways Corp.*                                  700            6,781
Arnold Industries Inc.                                       800           12,600

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Caliber Systems Inc.                                         200         $  3,375
Consolidated Freightways Inc.                                200            4,800
Expeditores International of Washington Inc.                 300           12,600
Federal Express Corp.                                        400           32,200
Harper Group, Inc.                                           500           11,938
Heartland Express, Inc.                                    1,441           31,522
J.B. Hunt Transport Services Inc.                          1,100           16,294
Landstar Systems, Inc.*                                      300            7,125
NACCO Industries, Inc. Class A                               400           18,500
Pittston Co. (Burlington Group)                              800           14,900
Pittston Brinks Group                                        200            5,700
Roadway Express Inc.                                       1,050           16,800
Rollins Truck Leasing Corp.                                1,100           12,513
Ryder System, Inc.                                           400           11,900
Swift Transportation Inc.*                                   600           13,575
U.S. Freightways Corp.                                       600           13,163
Wabash National Corp.                                        600            9,675
Werner Enterprises Inc.                                    1,650           28,669
XTRA Corp.                                                   600           24,900
Yellow Corp.                                                 900           11,756
                                                                          -------
                                                                          373,824
                                                                          -------
TRAVEL & RECREATION--0.8%
Acxiom Corp.                                               1,100           43,038
Anchor Gaming*                                               800           39,800
Aztar Corp.*                                                 900            7,313
Bally Entertainment Corp.                                  2,000           60,250
Boyd Gaming Corp.*                                         2,100           15,488
Brunswick Corp.                                              500           11,750
Central Parking Corp.                                        600           20,775
Harrahs Entertainment Inc.*                                  700           11,725
Hilton Hotels Corp.                                        3,200           97,200
ITT Corp. (New)*                                             800           33,600
K2 Inc.                                                      400            9,200
Marcus Corp.                                                 500           11,125
Marriott International Inc.                                  900           51,188
National Auto Credit Inc.                                    660            7,095
Players International Inc.                                   700            4,791
Primadonna Resorts Inc.*                                     900           14,456
Prime Hospitality Corp.*                                   1,500           22,875
Rio Hotel & Casino Inc.*                                     500            7,250
Showboat, Inc.                                               500            9,500
Sodak Gaming, Inc.                                           800           14,400
Sports Authority Inc.                                        750           18,188
Station Casinos Inc.*                                      1,000           11,125

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Stratosphere Corp.*                                        1,900         $  2,702
Walt Disney Co.                                            5,473          360,534
                                                                          -------
                                                                          885,368
                                                                          -------
UTILITIES--2.1%
American Electric Power Co., Inc.                            900           37,350
Aquila Gas Pipeline Corp.                                    700           10,150
Atmos Energy Corp.                                           500           11,875
Baltimore Gas & Electric Co.                                 500           13,625
Bay State Gas Co.                                            300            8,475
Black Hills Corp.                                            400           10,200
Carolina Power & Light Co.                                 1,000           36,125
Central & South West Corp.                                 1,000           26,500
Central Hudson Gas & Electric Corp.                          500           15,000
Central Louisiana Electric Co. (New)                       1,100           29,838
Central Maine Power Co.                                      900           10,575
Cilcorp Inc.                                                 900           32,850
Cinergy Corp.                                              1,100           36,438
Coastal Corp.                                                700           30,100
Columbia Gas System, Inc.                                    400           24,300
Commonwealth Energy System
  (Shares of Beneficial Interest)                            600           14,400
Consolidated Edison Co.                                    1,500           43,875
Consolidated Natural Gas Co.                                 600           31,875
DTE Energy Co.                                             1,000           30,125
Destec Energy, Inc.*                                       2,000           30,000
Dominion Resources Inc.                                      800           30,200
Duke Power Co.                                             1,400           68,425
ENSERCH Corp.                                                300            6,450
Eastern Enterprises                                        1,100           42,350
Eastern Utilities Association                              1,000           16,125
Edison International                                       2,800           55,300
Empire District Electric Co.                                 400            7,500
Enron Corp.                                                1,800           83,700
Entergy Corp.                                              1,200           33,600
FPL Group, Inc.                                              900           41,400
GPU Inc.                                                     800           26,300
Global Industrial Technologies Inc.*                         700           13,038
Houston Industries Inc.                                    1,400           32,025
IES Industries Inc.                                        1,300           39,975
Indiana Energy Inc.                                          600           14,700
Interstate Power Co.                                         300            9,113
Laclede Gas Co.                                              400            9,350
MDU Resources Group, Inc.                                  1,200           26,850
Madison Gas & Electric Co.                                   450            9,281
Minnesota Power & Light Co.                                1,100           31,075
NICOR Inc.                                                   200            6,975

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
New Jersey Resources Corp.                                   500          $13,813
Niagara Mohawk Power Corp.                                   700            5,950
NorAm Energy Co.                                             600            9,225
Northern States Power Co.                                    500           23,500
Northwest Natural Gas Co.                                    600           15,113
Ohio Edison Co.                                              600           12,525
Oneok Inc.                                                   900           24,188
Orange & Rockland Utilities, Inc.                            400           14,050
Otter Tail Power Co.                                         300            9,713
P P & L Resources Inc.                                       800           18,700
Pacific Enterprises                                          400           12,300
Pacific Gas & Electric Co.                                 2,600           61,100
Pacificorp                                                 1,600           33,800
Panhandle Eastern Corp.                                    1,100           42,350
Peco Energy Co.                                            1,100           27,775
Peoples Energy Corp.                                         100            3,525
Philadelphia Suburban Corp.                                  600           10,200
Piedmont Natural Gas Inc.                                  1,200           29,400
Primark Corp.*                                             1,100           27,363
Public Service Co. of New Mexico                           1,200           22,500
Public Service Co. of North Carolina Inc.                    400            7,200
Public Service Enterprise Group                            1,800           48,375
Rochester Gas & Electric Corp.                             1,300           24,213
Seagull Energy Corp.*                                      2,016           43,596
Sierra Pacific Resources                                   1,300           36,238
SIGCORP, Inc.                                                900           30,600
Sonat Inc.                                                   600           29,550
Southern Co.                                               4,500           99,563
Southern Union Co. (New)                                     400            9,950
Southwest Gas Corp.                                          700           13,388
Southwestern Energy Co.                                      600            8,925
Tejas Gas Corp.                                            1,200           48,750
Texas Utilities Co.                                        1,300           52,650
TNP Enterprises Inc.                                         400           10,350
Triarc Cos., Inc. Class A*                                   700            8,225
Tucson Electric Power Co.*                                   860           16,985
UGI Corp. (New)                                            1,300           30,713
Unicom Corp.                                               1,100           28,600
Union Electric Co.                                           700           27,038
United Illuminating Co.                                      400           13,300
United Water Resources Inc.                                  900           14,063
WPS Resources Corp.                                        1,100           32,725
Washington Energy Co.                                        600           11,550
Western Gas Resources Inc.                                   600            9,525

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Wicor Inc.                                                   900       $   32,063
Williams Cos. Inc.                                           700           36,575
                                                                       ----------
                                                                        2,229,208
                                                                       ----------
                                                                       59,785,373
                                                                       ----------
INTERNATIONAL--19.9%
AUSTRALIA--0.5%
Australia & New Zealand Banking Group                      7,295           42,616
Broken Hill Proprietary Co., Ltd.                          9,593          127,364
Coca Cola Amatil                                           2,473           34,010
Commonwealth Bank Group                                    4,999           46,955
Commonwealth Bank Group
  (Installment Receipts)                                   1,007            6,074
National Australia Bank                                    7,275           79,866
News Corp., Ltd.                                           9,738           55,421
Western Mining Corp.                                       5,402           33,955
Westpac Banking Corp.                                      9,225           52,647
                                                                       ----------
                                                                          478,908
                                                                       ----------
BELGIUM--0.2%
Electrabel                                                   261           60,585
Electrabel, VVPR Strip                                        44               45
Fortis AG                                                    180           25,277
Generale de Banque                                            65           22,716
Petrofina SA                                                  95           29,210
Societe Generale de Belgique                                 322           24,055
Tractebel                                                     32               15
Tractebel Investor International                              88           41,898
                                                                       ----------
                                                                          203,801
                                                                       ----------
CANADA--0.6%
Alcan Aluminum Ltd.                                        1,166           38,281
BCE Inc.                                                   1,527           70,129
Bank of Montreal                                           1,274           38,547
Bank of Nova Scotia, Halifax                               1,134           35,750
Barrick Gold Corp.                                         2,344           61,390
Canadian Imperial Bank of Commerce                         1,049           43,597
Canadian Pacific Ltd                                       1,663           42,065
Imperial Oil Ltd. (New)                                      914           40,271
Noranda Inc.                                               1,178           25,974
Northern Telecom Ltd.                                      1,235           80,447
Placer Dome Inc.                                           1,161           27,851
Royal Bank of Canada, Montreal Quebec                      1,525           50,409
Seagram Co. Ltd.                                           1,818           68,504
Thomson Corp.                                              2,880           57,914
                                                                       ----------
                                                                          681,129
                                                                       ----------

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
DENMARK--0.1%
D/S 1912 Class B                                               1        $  25,119
D/S Svendborg Class B                                          1           35,958
Novo Nordisk A/S Series B                                    182           30,311
Tele Danmark A/S Series B                                    636           32,061
                                                                        ---------
                                                                          123,449
                                                                        ---------
FRANCE--1.3%
AXA Groupe SA                                                936           58,146
Alcatel Alsthom CGE SA                                       760           64,814
Banque Nationale de Paris                                    975           36,483
Canal Plus                                                   117           28,950
Carrefour                                                    187          103,769
Compagnie Financiere de Paribas (Bearer)                     584           37,582
Compagnie Generale de Eaux                                   586           70,033
Compagnie de Saint-Gobain SA                                 414           55,875
Danone Groupe                                                352           48,196
Elf Aquitaine                                              1,319          105,468
L'Air Liquide                                                354           54,632
L'Oreal SA                                                   327          110,716
LVMH Moet Hennessy Louis Vuitton                             424           97,199
Lafarge Coppee SA                                            459           27,544
Lyonnaise des Eaux-Dumez                                     287           25,374
Michelin (CGDE) Class B (Reg.)                               564           27,193
PSA Peugeot Citroen                                          243           25,334
Pinault Printemps Redoute SA                                 109           41,106
Renault (Reg.)                                             1,184           25,243
Rhone-Poulenc SA A Shares                                  1,591           47,147
Roussel Uclaf                                                132           34,933
Sanofi                                                       505           45,744
Schneider SA                                                 656           32,078
Societe Generale                                             434           46,774
Suez Group                                                   802           34,527
TOTAL Class B                                              1,165           91,126
Union des Assurances de Paris                              1,593           33,091
                                                                        ---------
                                                                        1,409,077
                                                                        ---------
GERMANY--1.5%
BASF AG                                                    2,960           94,601
Bayer AG                                                   3,315          125,254
Bayerische Hypotheken & Wechsel Bank AG                    1,052           30,808
Bayerische Motoren Werk AG                                    80           46,804
Bayerische Vereinsbank AG                                    984           37,004
Commerzbank AG                                             1,680           37,640
Daimler Benz AG                                            2,490          146,171
Deutsche Bank AG                                           2,271          105,182
Dresdner Bank AG                                           2,153           57,578

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Hoechst AG                                                 2,560        $  96,270
Linde AG                                                      31           19,191
Lufthansa AG                                               2,280           29,810
Mannesmann AG                                                153           59,406
Metro AG                                                     426           34,937
Muenchener Rueckversicherung (Reg.)                           34           81,273
RWE AG                                                     3,571          147,000
RWE AG (Non Voting)                                        1,501           50,945
Sap AG                                                       248           33,571
Siemens AG                                                 2,718          140,441
Thyssen AG                                                   128           22,905
Veba AG                                                    2,360          125,870
Vereinigte Elektrizitatswerke Westfalen
  Series B                                                    82           27,290
Viag AG                                                       99           36,609
Viag AG*                                                      20            7,277
Volkswagen AG                                                110           43,309
                                                                        ---------
                                                                        1,637,146
                                                                        ---------
HONG KONG--0.8%
CITIC Pacific                                             11,000           53,491
Cathay Pacific Airways                                    13,000           20,343
Cheung Kong Holdings                                       8,000           64,147
China Light & Power                                       11,000           51,072
Hang Seng Bank Ltd.                                        8,400           99,674
Henderson China                                               24               54
Henderson Land Development Co.                             6,000           53,348
Hong Kong Electric Holdings Ltd.                          26,000           83,223
Hong Kong Telecommunications Ltd.                         43,966           77,615
Hutchison Whampoa Ltd.                                    13,000           90,789
New World Development Co.                                 10,190           59,304
Sun Hung Kai Properties                                    9,000          102,429
Swire Pacific Ltd. Class A                                 7,000           61,787
Wharf Holdings                                            12,000           49,507
                                                                        ---------
                                                                          866,783
                                                                        ---------
ITALY--0.4%
Assicurazioni Generali                                     4,018           77,605
Fiat SpA                                                  14,966           40,005
Fiat SpA, di Risp (Non-Convertible)                        6,565            9,521
INA                                                       14,965           20,667
Istituto Bancario San Paolo di Torino                      3,834           22,746
STET                                                      17,472           60,352
STET di Risp (Non-Convertible)                             5,004           13,326
Telecom Italia                                            30,252           67,404
Telecom Italia di Risp (Non-Convertible)                   9,137           17,407

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Telecom Italia Mob                                        30,252         $ 62,518
Telecom Italia Mob di Risp                                11,325           12,915
                                                                          -------
                                                                          404,466
                                                                          -------
JAPAN--6.4%
Ajinomoto Co., Inc.                                        2,000           21,255
All Nippon Airways Co., Ltd.                               4,000           33,341
Asahi Bank                                                 7,000           71,934
Asahi Chemical Industry Co.                                4,000           24,944
Asahi Glass Co., Ltd.                                      4,000           42,159
Bank of Tokyo-Mitsubishi, Ltd.                            15,400          313,803
Bank of Yokohama                                           3,000           22,239
Bridgestone Corp.                                          3,000           50,591
Canon Inc.                                                 3,000           57,441
Chiba Bank                                                 2,000           15,037
Chubu Electric Power Co.                                   3,000           61,921
Chugoku Electric Power Co., Inc.                           1,000           20,113
DDI Corp.                                                      6           45,057
Dai Nippon Printing Co.                                    2,000           33,727
Dai-Ichi Kangyo Bank, Ltd.                                10,000          162,487
Daiei Inc.                                                 2,000           17,742
Daiwa Bank                                                 4,000           22,660
Daiwa House Industries Co.                                 1,000           13,877
Daiwa Securities Co.                                       4,000           43,213
Denso Corp.                                                3,000           62,184
East Japan Railway Co.                                        12           55,123
Fanuc                                                      1,000           32,058
Fuji Bank, Ltd.                                           10,000          180,054
Fuji Photo Film Co.                                        2,000           57,441
Fujitsu Ltd.                                               6,000           52,699
Gunma Bank                                                 1,000            8,871
Hachijuni Bank                                             3,000           30,038
Hitachi Ltd.                                              11,000           97,580
Honda Motor Co., Ltd.                                      3,000           71,670
Industrial Bank of Japan, Ltd.                             9,560          190,604
Ishikawajima-Harima Heavy Industries                       3,000           13,833
Isuzu Motors Ltd.                                          4,000           19,780
Ito-Yokado Co., Ltd.                                       1,000           49,888
Itochu Corp.                                               4,000           24,136
Japan Air Lines Co., Ltd.                                  6,000           34,254
Japan Telecom Co.                                              1           24,066
Japan Tobacco Inc.                                             6           42,370
Joyo Bank                                                  3,000           19,815
Joyo Bank (Rights expire 11/20/96)*                          100              309
Jusco Co.                                                  1,000           29,687
Kajima Corp.                                               3,000           25,796
Kansai Electric Power Co.                                  3,600           75,570

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Kao Corp.                                                  2,000         $ 23,539
Kawasaki Heavy Industries                                  4,000           18,304
Kawasaki Steel Co.                                         8,000           24,663
Kinki Nippon Railway Co.                                   4,120           27,321
Kirin Brewery Co., Ltd.                                    3,000           30,829
Kobe Steel                                                 9,000           21,343
Kokusai Denki                                              1,000           86,514
Komatsu Ltd.                                               3,000           24,558
Kubota Corp.                                               4,000           22,625
Kyocera Corp.                                              1,000           65,961
Kyushu Electric Power Co.                                  2,000           40,929
Long-Term Credit Bank of Japan                             7,000           46,419
Marubeni Corp.                                             4,000           18,515
Marui Co.                                                  1,000           18,532
Matsushita Electric Industrial Co., Ltd.                   7,000          111,897
Matsushita Electric Works                                  2,000           19,323
Mazda Motor Corp.                                          5,000           22,177
Mitsubishi Chemical Corp.                                  5,000           20,421
Mitsubishi Corp.                                           5,000           55,773
Mitsubishi Electric Corp.                                  7,000           40,516
Mitsubishi Estate Co.                                      4,000           49,888
Mitsubishi Heavy Industries                               11,000           84,537
Mitsubishi Materials Co.                                   7,000           31,110
Mitsubishi Motors                                          2,000           16,547
Mitsubishi Trust & Banking Corp.                           4,000           59,022
Mitsui & Co.                                               5,000           40,402
Mitsui Fudosan Co.                                         2,000           24,768
Mitsui Trust & Banking Co.                                 4,000           38,646
Murata Manufacturing Co.                                   1,000           32,146
NEC Corp.                                                  5,000           54,455
NKK Corp.                                                  8,000           20,096
NTT Data Corp.                                                 1           29,599
Nikko Securities Co.                                       4,000           38,294
Nintendo Co., Ltd.                                         1,000           63,941
Nippon Credit Bank                                         9,000           27,113
Nippon Express Co.                                         3,000           24,373
Nippon Oil Co.                                             3,000           17,127
Nippon Paper Industries Co.                                2,000           11,278
Nippon Steel Corp.                                        23,000           67,068
Nippon Telegraph & Telephone Corp.                            54          377,059
Nippon Yusen Kabushiki Kaisha                              6,000           30,038
Nissan Motor Co., Ltd.                                     8,000           60,498
Nomura Securities Co., Ltd.                                7,000          115,586
Obayashi Corp.                                             2,000           15,423
Odakyu Electric Railway Co.                                   60              370
Oji Paper Co. (New)*                                       1,000            7,308

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Osaka Gas Co.                                              7,000         $ 21,642
Ricoh Co., Ltd.                                            2,000           19,850
Rohm Co.                                                   1,000           59,286
Sakura Bank                                               12,000          113,829
Sankyo Co.                                                 2,000           49,537
Sanwa Bank                                                10,000          170,392
Sanyo Electric Co., Ltd.                                   5,000           24,241
Secom Co.                                                  1,000           59,549
Seibu Railway Co.                                          2,000           95,736
Sekisui Chemical Co.                                       1,000           11,155
Sekisui House                                              2,000           21,079
Seven-Eleven Japan Co.                                     1,100           63,959
Sharp Corp.                                                4,000           60,779
Shikoku Electric Power Co.                                 1,000           20,201
Shimizu Corp.                                              2,000           18,093
Shin-Etsu Chemical Co.                                     1,050           17,983
Shizuoka Bank                                              2,000           22,836
Sony Corp.                                                 1,000           59,989
Sumitomo Bank                                             11,000          193,228
Sumitomo Chemical Co.                                      6,000           25,612
Sumitomo Corp.                                             3,000           24,215
Sumitomo Electric Industries                               2,000           26,349
Sumitomo Marine & Fire Insurance Co.                       2,000           14,334
Sumitomo Metal Industries                                  7,000           19,244
Sumitomo Trust & Banking Co.                               4,000           44,267
Suzuki Motor Corp.                                         1,000           10,188
TDK                                                        1,000           58,671
Taisei Corp.                                               2,000           12,296
Taisho Pharmaceutical Co.                                  1,000           19,850
Takeda Chemical Industries                                 3,000           51,381
Tobu Railway Co.                                           2,000           11,260
Tohoku Electric Power Co.                                  1,500           30,433
Tokai Bank                                                 7,000           81,156
Tokio Marine & Fire Insurance Co.                          5,000           54,894
Tokyo Electric Power Co., Inc.                             4,600          105,450
Tokyo Gas Co.                                              7,000           21,826
Tokyu Corp.                                                3,000           20,157
Tonen Corp.                                                2,000           25,647
Toppan Printing Co.                                        2,000           24,417
Toray Industries Inc.                                      4,000           24,136
Toshiba Corp.                                             10,000           62,536
Tostem Corp.                                               1,000           28,721
Toyo Seikan Kaisha                                         1,000           31,619
Toyo Trust & Banking Co.                                   2,000           17,074
Toyoda Automatic Loom                                      1,000           18,532
Toyota Motor Corp.                                        13,000          307,145

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Yamaichi Securities Co.                                    3,000        $  16,705
Yamanouchi Pharmaceutical Co.                              1,000           20,289
Yasuda Fire & Marine Insurance Co.                         2,000           12,700
Yasuda Trust & Banking Co.                                 6,000           29,248
                                                                        ---------
                                                                        6,701,934
                                                                        ---------
NETHERLANDS--1.2%
ABN-Amro Holdings NV                                       1,584           89,530
Aegon NV                                                   1,298           66,021
Akzo Nobel NV                                                345           43,473
Dordtsche Petrol                                             173           30,079
Elsevier NV                                                3,213           53,402
Fortis Amev NV, CVA                                          249            7,441
Heineken NV                                                  244           46,091
ING Groep NV                                               3,643          113,582
Koninklijke Ahold NV                                         788           45,979
Koninklijke PTT Nederland                                  2,341           84,716
Philips Electronics NV                                     1,675           59,035
PolyGram NV                                                  874           41,055
Royal Dutch Petroleum Co. (Bearer)                         2,603          429,870
SGS-Thomson Microelectronics NV*                             391           20,718
Unilever NV, CVA                                             777          118,151
Wolters Kluwer NV, CVA                                       328           42,162
                                                                        ---------
                                                                        1,291,305
                                                                        ---------
SINGAPORE--0.3%
City Developments                                          3,000           23,642
Hong Kong Land Holdings                                   11,396           25,413
Jardine Matheson Holdings Ltd.                               265            1,497
Overseas Chinese Bank (alien market)                       4,418           50,500
Singapore Airlines Ltd. (alien market)                     5,000           44,018
Singapore Telecommunications                              66,000          153,695
United Overseas Bank (alien market)                        4,000           38,907
                                                                        ---------
                                                                          337,672
                                                                        ---------
SPAIN--0.4%
Argentaria Corp.                                             609           23,865
Banco Bilbao-Vizcaya SA (Reg.)                             1,091           53,013
Banco de Santander SA (Reg.)                                 775           39,784
Empresa Nacional de Electricidad                           1,262           77,246
Gas Natural SDG SA                                           181           31,662
Iberdrola SA                                               4,508           47,873
Repsol, SA                                                 1,457           47,560
Telefonica Internacional de Espana, SA                     4,561           91,510
                                                                        ---------
                                                                          412,513
                                                                        ---------

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
SWEDEN--0.4%
ABB Series A                                                 273        $  30,930
ABB Series B                                                 106           11,816
Astra AB Series A                                          2,285          104,942
Astra AB Series B                                            557           25,412
L.M. Ericsson Telephone Series B                           4,649          125,845
Sandvik AB Series A                                        1,016           23,949
Sandvik AB Series B                                          929           21,898
Swedish Match Company*                                     1,833            5,464
Volvo AB Series A                                            518           10,713
Volvo AB Series B                                          1,315           27,297
                                                                        ---------
                                                                          388,266
                                                                        ---------
SWITZERLAND--1.3%
ABB AG (Bearer)                                               39           48,195
ABB AG (Reg.)                                                 45           10,965
CS Holding (Reg.)                                            805           80,404
Ciba-Geigy Ltd. (Bearer)                                      12           14,715
Ciba-Geigy Ltd. (Reg.)                                       123          151,512
Cie Financiere Richemont Series A (Bearer)                    28           42,642
Nestle Ltd. (Reg.)                                           190          206,384
Roche Group Holding AG                                        34          257,152
Roche Group Holding AG (Bearer)                                7           85,839
Sandoz Ltd. (Bearer)                                          12           13,899
Sandoz Ltd. (Reg.)                                           170          196,495
Schweizerische Bankgesellschaft (Bearer)                      97           92,396
Schweizerische Bankgesellschaft (Reg.)                        61           11,775
Schweizerischer Bankverein (Reg.)                            554          106,724
Winterthur (Reg.)                                             43           25,616
Zurich Versicherung (Reg.)                                   207           56,663
                                                                        ---------
                                                                        1,401,376
                                                                        ---------
UNITED KINGDOM--4.5%
Abbey National PLC                                         6,411           66,573
Allied Domecq PLC                                          5,111           39,431
Associated British Foods PLC                               5,339           36,671
BAA PLC                                                    5,080           40,928
BAT Industries                                            14,986          103,907
BOC Group                                                  2,336           32,356
BTR PLC                                                   19,375           81,202
Barclays PLC                                               7,892          123,891
Bass PLC                                                   4,265           54,701
Boots Co.                                                  4,622           46,867
British Aerospace PLC                                      2,038           38,710
British Airways PLC                                        4,777           42,996
British Gas                                               21,063           65,479
British Petroleum Co.                                     27,586          296,446

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
British Sky Broadcast                                      8,327         $ 78,201
British Steel                                              8,787           24,420
British Telecom                                           30,272          185,997
Cable & Wireless                                          10,862           86,274
Cadbury Schweppes                                          4,878           40,650
Commercial Union Assurance Co.                             3,334           35,272
GKN                                                        3,000           56,396
General Electric Co.                                      13,345           82,537
Glaxo Wellcome                                            16,832          264,370
Granada Group                                              2,853           41,095
Grand Metropolitan, Inc.                                  10,356           78,125
Great University Stores                                    4,883           48,798
Guinness                                                   9,327           66,795
HSBC Holdings                                              4,285           90,038
HSBC Holdings (Hong Kong)                                  8,905          182,477
Hanson Industries                                         26,627           34,887
Imperial Chemical Industries                               3,515           45,139
Imperial Tobacco*                                          2,662           15,598
J. Sainsbury PLC                                           8,966           53,119
Kingfisher                                                 3,303           35,213
Legal & General Group                                      5,345           28,187
Lloyds Abbey Life                                          3,041           31,058
Lloyds TSB Group                                          36,634          232,242
Marks & Spencer PLC                                       13,601          114,227
National Power Development                                 5,482           36,136
National Westminster Bancorp                               8,793          100,395
Pearson, Inc.                                              2,688           33,163
Powergen                                                   3,259           27,052
Prudential Corp.                                           9,445           71,483
RTZ Corp. PLC                                              5,226           83,613
Rank Group                                                11,442           76,075
Reed International                                         2,744           51,093
Rentokil Group                                             4,749           31,884
Reuters Holdings PLC                                       8,143          101,390
Royal Bank of Scotland                                     3,944           32,289
Safeway PLC                                                5,641           33,466
Scot & Newcastle                                           2,969           30,855
Scottish Power                                            10,000           51,107
Shell Transport & Trading Co.                             16,092          263,747
Siebe                                                      2,102           32,981
SmithKline Beecham PLC (New)                              12,072          149,132
Standard Chartered PLC                                     4,782           51,603
Tesco                                                     10,239           55,495
Thorn EMI                                                  2,127           41,785
Unilever                                                   3,941           82,810
Vendome Lux Group SA (units)                               3,387           31,974

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Vodafone Group                                            14,919       $   57,670
Whitbread                                                  2,092           24,516
Zeneca Group                                               4,593          123,824
                                                                       ----------
                                                                        4,696,811
                                                                       ----------
                                                                       21,034,636
                                                                       ----------
TOTAL COMMON STOCK
  (Cost $71,823,293)                                                   80,820,009
                                                                       ----------
PREFERRED STOCK--0.1%
AUSTRALIA--0.0%
News Corp. (Limited Voting Shares)                         5,399           23,751
                                                                       ----------
GERMANY--0.0%
Sap AG (Non-Voting)                                          175           23,551
Volkswagen AG (Non-Voting)                                    42           12,744
                                                                       ----------
                                                                           36,295
                                                                       ----------
ITALY--0.0%
Fiat SpA                                                   5,589            7,921
                                                                       ----------
UNITED STATES--0.0%
Aetna Inc. 6.25% Class C (Voting)                             74            5,189
Fresenius National Medical Care Inc. Class D
  (Special Dividend)*                                        700               91
                                                                       ----------
                                                                            5,280
                                                                       ----------
TOTAL PREFERRED STOCK (Cost $74,132)                                       73,247
                                                                       ----------
WARRANTS--0.0%
SWITZERLAND--0.0%
Schweizerischer Bankverein (expire 6/30/00)*                  30               77
                                                                       ----------
UNITED STATES--0.0%
Jacor Communications Inc. (expire 09/18/01)*                 600            1,256
                                                                       ----------
TOTAL WARRANTS
  (Cost $13,512)                                                            1,333
                                                                       ----------

SCHWAB ASSET DIRECTOR--HIGH GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Par            Value
                                                      ----------     ------------
U.S. TREASURY OBLIGATIONS--17.6%(A)
U.S. Treasury Bonds
  7.25%, 05/15/16                                     $9,650,000     $ 10,223,114
  7.50%, 11/15/16                                        500,000          542,575
  8.13%, 08/15/19                                      5,100,000        5,909,166
  7.25%, 08/15/22                                      1,900,000        2,015,045
                                                                      -----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost
  $17,908,627)                                                         18,689,900
                                                                      -----------
CASH EQUIVALENTS--10.1%
Federal Home Loan Bank
  Consolidated Discount Notes(b)
  5.30%, 01/30/97                                      4,950,000        4,886,243
Federal Home Loan Mortgage Corp. Discount
  Notes(b)
  5.30%, 11/01/96                                      3,140,000        3,140,000

                                                        Shares
                                                      ----------
Seven Seas Money Market Fund(c)
  5.04%, 11/07/96                                      2,722,089        2,722,089
                                                                      -----------
TOTAL CASH EQUIVALENTS
  (Cost $10,747,615)                                                   10,748,332
                                                                      -----------
TOTAL INVESTMENTS--104.1%
  (Cost $100,567,179)                                                 110,332,821
                                                                      -----------
OTHER ASSETS AND LIABILITIES--(4.1%)
  Other Assets                                                            859,882
  Liabilities                                                          (5,238,765)
                                                                      -----------
                                                                       (4,378,883)
                                                                      -----------
NET ASSETS--100.0% (Note 7)
Applicable to 9,375,074 outstanding
shares,
$0.00001 par value (unlimited shares
authorized)                                                          $105,953,938
                                                                      -----------
                                                                      -----------
NET ASSET VALUE PER SHARE                                                  $11.30
                                                                            -----
                                                                            -----

See accompanying Notes to Statements of Net Assets.

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
COMMON STOCK--57.1%
DOMESTIC--42.4%
AEROSPACE/DEFENSE--0.9%
AAR Corp.                                                    200         $  5,700
Alliant Techsystems Inc.*                                    500           24,483
BFGoodrich Co.                                               200            8,475
Boeing Co.                                                 1,900          181,213
Coltec Industries Inc.*                                    1,000           17,250
Curtiss-Wright Corp.                                         100            5,413
Gencorp Inc.                                                 400            6,600
General Dynamics Corp.                                       200           13,725
Lockheed Martin Corp.                                        900           80,663
McDonnell Douglas Corp.                                    1,000           54,500
Northrop Grumman Corp.                                       200           16,150
OEA, Inc.                                                    300           11,325
Orbital Sciences Corp. Class A*                              300            6,338
Raytheon Co.                                               1,000           49,250
Rockwell International Corp.                               1,000           55,000
Rohr Industries Inc.*                                        500            9,250
Textron Inc.                                                 700           62,125
Thiokol Corp.                                                300           12,563
Trimble Navigation Ltd.*                                     300            4,256
United Technologies Corp.                                    500           64,375
                                                                          -------
                                                                          688,654
                                                                          -------
AIR TRANSPORTATION--0.2%
AMR Corp.*                                                   500           42,000
Alaska Air Group Inc.*                                       200            4,400
Atlantic Southeast Airlines Inc.                             600           12,600
Continental Airlines Inc. Class B                            700           17,588
Delta Airlines Inc.                                          400           28,350
Mesa Air Group Inc.*                                         400            3,750
Offshore Logistics, Inc.*                                    200            3,363
Southwest Airlines Co.                                       600           13,500
Trans World Airlines Inc. (New)*                             800            6,400
USAir Group, Inc.*                                         1,800           31,275
Valujet Inc.                                               1,100           10,794
                                                                          -------
                                                                          174,020
                                                                          -------
ALCOHOLIC BEVERAGES -- 0.2%
Adolph Coors Co. Class B                                     900           17,494
Anheuser-Busch Companies, Inc.                             2,000           77,000
Brown Forman Corp. Class B                                   300           12,975
Canandaigua Wine Co., Inc. Class A*                          300            6,863
Seagram Company Ltd.                                       1,200           45,450
                                                                          -------
                                                                          159,782
                                                                          -------

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
APPAREL--0.3%
Brown Group Inc.                                             300         $  6,188
Burlington Industries Inc.*                                1,100           12,513
Cone Mills Corp.*                                            300            2,363
Donnkenny Inc.                                               300            3,750
Fabri-Centers of America, Inc. Class A                       400            5,200
Guilford Mills, Inc.                                         200            4,750
Justin Industries Inc.                                       300            3,075
Kellwood Co.                                                 300            5,400
Liz Claiborne Inc.                                           200            8,450
Men's Wearhouse, Inc.                                        400            8,225
NIKE, Inc. Class B                                         1,400           82,425
Nautica Enterprises Inc.                                     600           18,375
Phillips-Van Heusen Corp.                                    300            3,300
Reebok International Ltd.                                    200            7,150
Russell Corp.                                                100            2,838
Springs Industries Inc.                                      700           31,588
St. John's Knits, Inc.                                       400           18,300
Stride Rite Corp.                                            700            5,775
Unitog Co.                                                   200            5,475
V.F. Corp.                                                   200           13,075
Wolverine World Wide Inc.                                    750           18,563
                                                                          -------
                                                                          266,778
                                                                          -------
AUTOMOTIVE PRODUCTS--0.1%
APS Holding Corp. Class A*                                   200            4,150
Armor-All Products Corp.                                     300            4,988
Carlisle Cos. Inc.                                           500           28,438
Cooper Tire & Rubber                                         200            3,925
Discount Auto Parts Inc.*                                    500           10,875
Goodyear Tire & Rubber                                       600           27,525
O'Reilly Automotive, Inc.*                                   100            3,525
                                                                          -------
                                                                           83,426
                                                                          -------
BANKS--3.3%
ALBANK Financial Corp.                                       240            6,690
Associated Banc-Corp.                                        500           19,938
Banc One Corp.                                             1,588           67,292
Bancorp South, Inc.                                          500           12,594
Bank of Boston Corp.                                         500           32,000
Bank of New York Co., Inc.                                 1,600           53,000
BankAmerica Corp.                                          2,000          183,000
Bankers Trust New York Corp.                                 300           25,350
Barnett Banks, Inc.                                          600           22,875
Boatmens Bancshares Inc.                                     600           36,488
CCB Financial Corp.                                          500           28,500
CNB Bancshares Inc.                                          210            6,248

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Centura Banks Inc.                                           600         $ 23,325
Chase Manhattan Corp. (New)                                1,932          165,669
Chemical Financial Corp.                                     400           14,950
Citicorp                                                   2,500          247,500
Citizens Bancorp                                             200           10,200
Citizens Banking Corp.                                       200            5,800
City National Corp.                                          600           10,500
Cole Taylor Financial Group Inc.                             200            6,025
Colonial BancGroup Inc.                                      200            7,575
Comerica Inc.                                                600           31,875
Corestates Financial Corp.                                   900           43,763
Corus Bankshares Inc.                                        200            6,225
Cullen/Frost Bankers Inc.                                    400           12,075
Dauphin Deposit Bank & Trust Co.                             600           19,575
Deposit Guaranty Corp.                                       700           35,088
F & M National Corp.                                         200            3,700
Fifth Third Bancorp                                          400           25,100
First Bank System Inc.                                       764           50,424
First Chicago NBD Corp.                                    1,343           68,493
First Citizens BancShares Inc.                               200           13,450
First Commercial Bancshares Inc.                             200            5,575
First Commercial Corp.                                       674           22,835
First Commonwealth Financial Corp.                           300            5,400
First Financial Bancorp                                      220            6,848
First Hawaiian, Inc.                                         600           18,600
First Michigan Bank Corp.                                    420           10,500
First Midwest Bancorp Inc.                                   200            6,375
First Union Corp.                                          1,305           94,939
Firstbank Illinois Co.                                       100            3,256
Fleet Financial Group Inc. (New)                             756           37,706
Fort Wayne National Corp.                                    200            6,925
Fulton Financial Corp.                                       440            8,745
HUBCO, Inc.                                                  309            6,663
Hancock Holding Co.                                          400           15,950
Imperial Bancorp                                             324            6,217
J.P. Morgan & Co. Inc.                                       900           77,738
Jefferson Bankshares, Inc.                                   200            5,513
Keycorp (New)                                                900           41,963
Keystone Financial Inc.                                      900           23,288
Liberty Bancorp, Inc.                                        100            3,838
Long Island Bancorp Inc.                                     400           11,925
MBNA Corp.                                                   800           30,200
Magna Group Inc.                                             400           11,150
Mark Twain Bancshares Inc.                                   500           22,938
Mellon Bank Corp.                                            500           32,563
Mid-Am, Inc.                                                 220            3,878

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
National Bancorp of Alaska, Inc.                             400        $  25,900
National City Corp.                                          600           26,025
National Commerce Bancorp                                    600           21,150
NationsBank Corp.                                          1,600          150,800
New York Bancorp Inc.                                        200            6,775
North Fork Bancorporation                                    600           18,975
Norwest Corp.                                              1,210           53,089
ONBANCorp, Inc.                                              200            7,288
Old National Bancorp                                         515           18,733
One Valley Bancorp of West Virginia Inc.                     625           20,195
PNC Bank Corp.                                             1,400           50,750
Park National Corp.                                          100            4,825
People's Bank Bridgeport Conn.                               800           20,500
Provident Bancorp Inc.                                       750           33,234
Provident Bankshares Corp.                                   200            7,175
Queens County Bancorp, Inc.                                  266           11,538
Republic New York Corp.                                      200           15,250
Riggs National Corp. Washington D.C.                         400            6,800
S & T Bancorp, Inc.                                          200            6,275
Security Capital Corp.                                       200           13,250
Sumitomo Bank                                                200            5,075
Suntrust Banks, Inc.                                         600           27,975
Susquehanna Bancshares, Inc.                                 200            5,875
Toronto-Dominion Bank                                        738           17,251
Toronto-Dominion Bank (Ontario)*                             184            4,301
Trust Company of New Jersey                                  200            2,763
TrustCo Bank Corp. NY                                        230            5,031
Trustmark Corp.                                              800           19,800
U S Trust Corp. (New)                                        200           12,500
U.S. Bancorp                                                 290           11,582
UMB Financial Corp.                                          330           12,911
UST Corp.                                                    200            3,575
Union Planters Corp.                                         305           10,599
United Bankshares, Inc.                                      200            6,000
United Carolina Bancshares Corp.                             300            7,725
Valley National Bancorp                                      840           20,790
Wachovia Corp. (New)                                         600           32,250
Wells Fargo & Co.                                            300           80,138
Westamerica Bancorp                                          200           10,175
Whitney Holding Corp.                                        200            6,375
                                                                        ---------
                                                                        2,638,033
                                                                        ---------
BUSINESS MACHINES & SOFTWARE--3.2%
3COM Corp.                                                   600           40,613
AST Research Inc.*                                           600            2,738
Amati Communications Corp.*                                  400            6,975
Amdahl Corporation*                                          300            3,075

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Analogic Corp.                                               300         $  8,175
Apple Computer, Inc.                                         400            9,250
Applied Magnetics Corp.*                                     500           10,688
Auspex Systems, Inc.*                                        300            3,056
Autodesk, Inc.                                               100            2,288
BBN Corp.*                                                   300            6,413
BancTec, Inc.*                                               400            8,150
Bay Networks, Inc.                                           700           14,175
Black Box Corp.*                                             200            6,800
Borland International Inc.*                                  400            2,038
Broderbund Software Inc.*                                    700           19,600
Cabletron Systems Inc.*                                      300           18,713
Ceridian Corp.*                                              214           10,620
Cheyenne Software Inc.*                                      800           24,300
Cisco Systems Inc.                                         3,100          191,619
Compaq Computer Corp.*                                     1,100           76,588
Computer Assoc. International Inc.                         1,550           91,644
Computer Horizons Corp.                                      300            9,338
Computer Products, Inc.*                                     400            7,875
Computer Sciences Corp.*                                     595           44,179
Compuware Corp.*                                             800           42,400
Comshare, Inc.                                               200            2,788
Comverse Technology Inc. (New)*                              300           10,463
Control Data Systems, Inc.*                                  300            7,031
Data General Corp.*                                        1,000           14,875
Dell Computer Corp.                                          500           40,750
Digi International Inc.*                                     200            2,938
Digital Equipment Corp.*                                     600           17,700
EMC Corp.*                                                   800           21,000
Exabyte Corp.*                                               200            2,613
FileNet Corp.*                                               300            8,475
Geoworks*                                                    300            6,056
HCIA Inc.*                                                   400           11,200
HNC Software Inc.                                            200            6,275
Hewlett Packard Co.                                        4,300          189,738
Honeywell Inc.                                               500           31,063
INSO Corp.                                                   200            9,825
Intergraph Corp.*                                          1,000            9,438
International Business Machines                            2,200          283,800
Iomega Corp.                                               1,800           38,813
JTS Corp.*                                                 1,300            4,875
Learning Co. Inc.*                                           600           12,413
Legato Systems Inc.                                          400           14,250
McAfee Associates, Inc.                                      900           41,006
Microchip Technology Inc.*                                   700           25,288
Microsoft Corp.*                                           2,500          343,281

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------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Mylex Corp.*                                                 400        $   5,075
National Computer Systems, Inc.                              200            4,275
National Instruments Corp.*                                  300            8,700
Network General Corp.                                      1,200           28,725
Novell Inc.*                                               1,200           11,175
Novellus Systems, Inc.*                                      400           16,500
Oak Technology                                               600            6,000
Optical Data Systems, Inc.                                   200            2,900
Oracle Systems Corp.                                       2,400          101,550
Pitney Bowes Inc.                                            700           39,113
Platinum Technology Inc.*                                  1,100           15,950
Project Software & Development Inc.                          200            6,675
Pure Atria Corp.*                                            308            8,374
Quantum Corp.*                                             1,000           20,188
Rational Software Corp. (New)                              1,200           45,825
Read-Rite Corp.*                                             900           15,863
Safeguard Scientifics Inc.                                 1,000           39,750
Santa Cruz Operations, Inc.*                                 800            5,550
Seagate Technology, Inc.                                     842           56,204
Security Dynamics Technology                                 200           16,150
Sequent Computer Systems, Inc.*                              400            5,925
Shiva Corp.                                                  400           16,475
Silicon Graphics Inc.*                                       654           12,099
Stac Inc.*                                                   500            3,656
Stratus Computer Inc.*                                       600           13,425
Structural Dynamics Research Corp.*                          700           12,381
Sun Microsystems Inc.                                        700           42,656
System Software Associates, Inc.                             800            9,350
Tandem Computers Inc.*                                       300            3,788
Tech Data Corp.*                                             800           20,550
Transaction Systems Architects Inc. Class A                  400           16,400
Unisys Corp.*                                                400            2,500
Veritas Software Co.                                         300           15,225
Videoserver Inc.*                                            200            9,413
Wang Laboratories Inc. (New)*                                700           16,319
Wind River Systems Inc.                                      300           12,638
Xerox Corp.                                                1,400           64,925
Xircom, Inc.*                                                400            8,125
                                                                        ---------
                                                                        2,557,656
                                                                        ---------
BUSINESS SERVICES--2.3%
ABM Industries, Inc.                                         400            7,050
ABR Information Services Inc.                                500           34,438
Access Health Inc.                                           450           14,738
Ackerley Inc.                                                600            7,350
Addington Resources, Inc.*                                   300            8,325
Affiliated Computer Services Inc. Class A                    600           32,550

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Allegiance Corp.*                                            220          $ 4,125
Alternative Resources Corp.                                  200            3,988
American Business Information, Inc.                          300            5,700
American Business Products, Inc.                             200            4,450
American Homepatient Inc.                                    150            3,544
American Management Systems, Inc.                            600           19,050
American Medical Response, Inc.*                             300            9,000
Amresco Inc.                                                 300            6,281
Analysts International Corp.                                 400            9,800
Apollo Group, Inc. Class A                                 1,350           36,788
Applix Inc.                                                  200            4,800
Apria Healthcare Group Inc.*                                 900           17,213
Aspen Technology Inc.*                                       200           13,400
Automatic Data Processing, Inc.                            1,100           45,788
BISYS Group, Inc.*                                           600           22,388
Bell & Howell Co. (New)*                                     300            8,025
Billing Information Concepts Corp.*                          300            7,763
Bowne & Co. Inc.                                             200            4,675
Browning Ferris Industries Inc.                              800           21,000
CDI Corp.*                                                   500           13,750
Cambridge Technology Partners                                600           19,725
Camco International Inc.                                     600           23,250
Catalina Marketing Corp.                                     700           35,613
Cellular Technical Services Inc.                             200            3,238
Cerner Corp.                                                 500            5,969
Checkfree Corp.*                                             600           10,875
Clintrials Research Inc.                                     200            7,463
Compucom Systems Inc.*                                       900            8,831
Computer Task Group Inc.                                     200            7,550
Computervision Corp. (New)*                                1,200           10,800
Continental Waste Industries Inc.*                           300            7,463
Corrections Corp. of America                               1,400           36,400
Coventry Corp.*                                              700            7,000
Culligan Water Technologies Inc.*                            400           15,000
Dames & Moore Inc.                                           300            4,013
Data Broadcasting*                                           600            4,388
DeVRY Inc.                                                   500           24,938
Deluxe Corp.                                                 400           13,050
Dionex Corp.                                                 200            7,750
Dun & Bradstreet Corp.                                       800           46,300
Dynatech Corp.*                                              400           19,825
Ecolab Inc.                                                  300           10,950
Electro Rental                                               200            4,700
Employee Solutions Inc.                                      600           13,200
Envoy Corp. (New)*                                           300           11,100
Epic Design Technology Inc.                                  200            4,950

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------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Express Scripts Inc. Class A*                                500          $14,063
Fair Issac & Co. Inc.                                        500           18,813
First Data Corp.                                           1,000           79,750
Franklin Quest Co.*                                          300            6,075
G&K Services, Inc. Class A                                   300            8,700
GRC International, Inc.*                                     200            2,825
H & R Block Inc.                                             300            7,425
HA-LO Industries Inc.                                        200            6,300
Health Management Systems, Inc.                              300            7,013
Healthplan Services Corp.*                                   200            3,625
Heritage Media Corp. Class A (New)                         1,000           15,250
Hon Industries Inc.                                          500           17,688
Horizon Healthcare Corp.*                                  1,000           10,375
ITT Educational Services Inc.                                300           10,913
Information Resources, Inc.*                                 300            3,806
Inphynet Medical Management Inc.*                            200            3,175
Integrated Health Services Inc.                              300            7,388
Integrated Systems Inc. Class A                              700           18,638
Interim Services Inc.*                                       200            8,000
Interpublic Group of Companies, Inc.                         300           14,550
Jack Henry & Associates Inc.                                 200            8,125
Jacobs Engineering Group Inc.*                               600           13,275
Jenny Craig, Inc.*                                           500            4,500
John H. Harland Co.                                          800           24,900
Keane, Inc.                                                  200            9,275
Kinder Care Learning Centers Inc.*                           200            3,963
Kirby Corp.*                                                 400            7,800
Kronos, Inc.                                                 200            5,825
Laidlaw Inc. Class B (Non Voting)                            800            9,400
Mariner Health Group Inc.*                                   600            5,025
Maxicare Health Plans Inc. (New)*                            500            9,344
Metromedia International Group, Inc.*                        700            6,913
Micro Warehouse, Inc.*                                       700           16,188
Molten Metal Technology, Inc.*                               600            8,025
Moore Corp. Ltd.                                             200            4,050
Morrison Health Care Inc.                                    200            2,425
National Data Corp.                                          800           32,900
National Education Corp.*                                    600            9,750
National Media Corp.*                                        400            4,800
National Service Industries, Inc.                            100            3,450
Netcom Online Communications*                                200            3,025
Netmanage Inc.*                                              800            5,475
Network Equipment Technologies*                              300            4,013
New England Business Service, Inc.                           200            3,600
Norrell Corp. Georgia                                        400           10,000
Occusystems Inc.*                                            300            8,269

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Oceaneering International, Inc.*                             500        $   9,000
Ogden Corp.                                                2,300           41,688
Orthodontic Centers of America Inc.                          800           11,400
PAXAR Corp.                                                  500            8,063
PHH Corp.                                                    600           17,850
PSINet Inc.*                                                 700            6,694
Payment Services Inc.                                        450            9,000
Pharmaceutical Product Development Inc.*                     243            4,678
Physician Corp. of America*                                  800            8,900
Physician Reliance Network                                 1,200            7,013
Physicians Computer Network*                                 800            7,150
Pre-Paid Legal Services, Inc.*                               400            4,700
Quarterdeck Corp.*                                           600            3,094
R.R. Donnelley & Sons Co.                                    500           15,188
Republic Industries Inc.                                   2,200           68,338
Rollins, Inc.                                                500            9,563
Rykoff-Sexton, Inc.                                          600            8,550
SEI Corp.                                                    300            6,038
SPS Transaction Services, Inc.*                              400            6,400
SUPERVALU Inc.                                               300            8,925
Safety-Kleen Corp.                                           100            1,563
Scientific Games Holdings Corp.*                             200            4,525
Seacor Holdings Inc.*                                        200           10,800
Service Corp. International                                  800           22,800
Shared Medical Systems Corp.                                 100            4,813
Sitel Corp.                                                  800           15,750
Standard Register Co.                                        400           10,400
Steris Corp.                                                 484           18,211
Sun Healthcare Group Inc.*                                   900           11,475
Symantec Corp.*                                            1,100           11,894
Synetic Inc.*                                                500           18,406
TCSI Corp.                                                   400            3,150
Technology Solutions Co.                                     300           11,625
True North Communications                                    300            7,125
U.S.A. Waste Services Inc.*                                1,910           61,120
United Waste Systems, Inc.                                 1,000           34,250
Universal Health Services Inc. Class B                       400           10,000
Valassis Communications Inc.*                                600           10,800
Viad Corp.                                                   400            5,800
Viasoft Inc.                                                 400           19,800
Volt Information Sciences Inc.                               200            7,850
WMX Technologies Inc.                                      1,700           58,438
Zebra Technologies Corp. Class A                             400           11,500
                                                                        ---------
                                                                        1,853,334
                                                                        ---------

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
CHEMICAL--1.3%
Air Products & Chemicals Inc.                                400        $  24,000
Arcadian Corp.                                               700           17,238
Calgon Carbon Corp.                                          500            5,000
Cambrex Corp.                                                150            4,688
Chemed Corp.                                                 200            7,800
Crompton & Knowles Corp.                                   1,187           21,366
Dexter Corp.                                                 600           18,600
Dow Chemical Co.                                           1,400          108,850
E.I. Du Pont de Nemours & Co.                              2,800          259,700
Eastman Chemical Co.                                         300           15,825
Ferro Corp.                                                  700           18,900
First Mississippi Corp.                                      300            8,700
Geon Co.                                                     600           11,775
Great Lakes Chemical Corp.                                   200           10,425
H.B. Fuller Co.                                              200            8,325
Hercules Inc.                                                600           28,575
Lawter International Inc.                                    600            7,050
Lilly Industrial Inc. Class A                                300            5,400
Millennium Chemicals Inc.*                                   198            4,010
Minnesota Mining & Manufacturing Co.                       1,800          137,925
Monsanto Co.                                               2,100           83,213
Morton International Inc.                                    500           19,688
NCH Corp.                                                    400           22,300
NL Industries Inc. (New)                                   1,000            8,500
Nalco Chemical Co.                                           300           10,913
OM Group Inc.                                                200            8,100
PPG Industries Inc.                                          700           39,900
Petrolite Corp.                                              500           16,125
Praxair Inc.                                                 600           26,550
Rohm & Haas Co.                                              200           14,275
Scotts Co. Class A*                                          200            3,725
Sequa Corp. Class A*                                         100            4,175
Sigma-Aldrich Corp.                                          200           11,725
Techne Corp.*                                                200            4,800
Tredegar Industries Inc.                                     300           11,475
Union Carbide Corp.                                          500           21,313
W R Grace & Co. (Delaware)*                                  400           21,200
WD-40 Co.                                                    100            5,013
Wellman Inc.                                                 600           10,650
                                                                        ---------
                                                                        1,067,792
                                                                        ---------
CONSTRUCTION--0.3%
Amre Inc.                                                    400            3,700
Apogee Enterprises, Inc.                                     300           11,513
Armstrong World Industries, Inc.                             100            6,675
Blount International Inc. Class A                            300           10,800

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Calmat Co.                                                   300         $  5,588
Centex Construction Products Inc.                            300            4,688
Centex Corp.                                                 800           24,100
Crane Co.                                                    100            4,650
D.R. Horton Inc.                                             700            6,388
Del Webb Corp.                                               200            3,200
Fluor Corp.                                                  300           19,650
Global Industries Inc.                                       800           14,200
Granite Construction Inc.                                    300            5,888
Kaufman & Broad Home Corp.                                   500            6,000
Lone Star Industries, Inc. (New)                             200            7,350
Mafco Consolidated Group Inc.*                               300            8,363
Mastec Inc.*                                                 400           19,425
Medusa Corp.                                                 200            6,575
Morrison Knudsen Corp. (New)*                                600            5,400
Owens Corning                                                300           11,625
Pulte Corp.                                                  800           21,200
Regal Beloit Corp.                                           300            5,325
Sherwin Williams Co.                                         300           15,038
Southdown Inc.                                               200            5,475
Stanley Works                                                400           11,300
Stone & Webster, Inc.                                        200            6,600
TJ International Inc.                                        200            3,875
Toll Brothers, Inc.*                                         700           11,988
Triangle Pacific Corp. Delaware*                             300            6,319
U.S. Home Corp. (New)*                                       200            4,325
                                                                          -------
                                                                          277,223
                                                                          -------
CONSUMER-DURABLE--0.3%
Bassett Furniture Industries Inc.                            200            4,475
Black & Decker Corp.                                         300           11,213
Champion Enterprises Inc.                                    772           15,247
Chicago Miniature Lamp Inc.                                  300            9,038
Ethan Allen Interiors Inc.                                   200            7,150
Furniture Brands International Inc.*                       1,600           21,400
Harman International Industries Inc. (New)                   500           25,688
Interface Inc. Class A                                       200            3,350
Kimball International Inc. Class B                           300           10,800
La-Z-Boy Chair Co.                                           300            9,338
Masco Corp.                                                  300            9,413
Maytag Corp.                                                 300            5,963
National Presto Industries, Inc.                             100            3,750
Newell Co.                                                   600           17,025
Snap-on Tools Corp.                                          150            4,819
Sturm, Ruger & Co., Inc.                                   1,000           18,750
Toro Co.                                                     200            6,275

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Whirlpool Corp.                                              300         $ 14,175
Zenith Electronics Corp.*                                  1,200           15,750
                                                                          -------
                                                                          213,619
                                                                          -------
CONSUMER-NONDURABLE--0.6%
3DO Co.*                                                     300            1,706
A.T. Cross Co. Class A                                       200            2,275
Acclaim Entertainment Inc.*                                  900            4,444
American Greetings Corp. Class A                             200            5,863
Applebee's International, Inc.                               700           17,019
Buffets Inc.*                                                400            4,425
CKE Restaurants Inc.                                         400           11,900
Corning Inc.                                                 600           23,250
Darden Restaurants Inc.                                      400            3,350
Department 56 Inc.*                                          300            6,600
Foodmaker, Inc.*                                             800            7,800
Galoob Lewis Toys Inc.*                                      300            8,063
Hasbro Inc.                                                  300           11,663
IHOP Corp. (New)*                                            100            2,231
International Dairy Queen Inc. Class A*                      300            5,775
Jostens, Inc.                                              1,000           21,500
Landry's Seafood Restaurants, Inc.                           200            4,025
Luby's Cafeterias, Inc.                                      700           14,700
Mattel Inc.                                                1,125           32,484
McDonald's Corp.                                           2,800          124,250
Mohawk Industries Inc.*                                      700           16,888
Morrison Fresh Cooking Inc.                                  150              788
Papa John's International, Inc.                              300           14,981
Premark International, Inc.                                  200            4,175
Rexall Sundown, Inc.                                         600           16,238
Rubbermaid Inc.                                              600           13,950
Ruby Tuesday Inc.                                            300            4,875
Russ Berrie & Co. Inc.                                       300            5,400
Ryan's Family Steak Houses Inc.*                           1,700           12,325
Samsonite Corp. (New)                                        300           10,125
Sbarro, Inc.                                                 300            7,913
Shoney's Inc.*                                             1,700           12,538
Showbiz Pizza Time Inc. (New)                                400            7,400
Sonic Corp.                                                  300            6,750
Toy Biz Inc. Class A*                                        200            3,550
Wendy's International, Inc.                                  300            6,188
Williams-Sonoma Inc.*                                        600           16,575
                                                                          -------
                                                                          473,982
                                                                          -------
CONTAINERS--0.1%
ACX Technologies Inc.                                        600           10,650
Ball Corp.                                                 1,600           38,600

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Bemis Co., Inc.                                              100         $  3,500
Crown Cork & Seal Inc.                                       500           24,000
Gaylord Container Corp. Class A*                             700            5,250
Greif Brothers Corp. Class A                                 600           16,875
Stone Container Corp.                                        200            3,050
                                                                          -------
                                                                          101,925
                                                                          -------
ELECTRONICS--1.6%
ADAC Laboratories                                            400            8,150
AMETEK, Inc.                                                 700           13,913
AMP Inc.                                                     600           20,325
Actel Corp.*                                                 400            7,075
Advanced Micro Devices Inc.                                  520            9,230
Allen Group Inc.                                             500            7,938
Alliance Semiconductor Corp.                                 700            4,375
Altron Inc.                                                  150            2,250
Ampex Corp. (Delaware) Class A*                              700            4,725
Anixter International Inc.                                 1,000           14,875
Applied Materials, Inc.                                      600           15,863
Augat Inc.                                                   200            5,500
Belden Inc.                                                  400           11,500
Broadband Technologies Inc.*                                 300            5,363
Burr Brown                                                   200            4,300
Cable Design Technologies Corp.                              300            7,725
Checkpoint Systems Inc.                                      400            8,950
CopyTele Inc.                                              1,100            7,906
Cyrix Corp.*                                                 300            5,288
DSP Communications Inc.                                      400           15,250
Dallas Semiconductor Corp.                                   400            8,000
EG&G, Inc.                                                   100            1,763
Echostar Communications Corp. Class A*                       200            5,938
Exide Corp.                                                  400           10,400
FSI International Inc.                                       500            5,219
Fluke Corp.                                                  100            4,000
General Instrument Corp.*                                    500           10,063
General Signal Corp.                                         100            4,075
Genrad Inc.*                                                 400            8,100
Gerber Scientific Inc.                                       300            4,050
Harris Corp.                                                 100            6,263
ITI Technologies Inc.*                                       200            5,700
Identix Inc.*                                                500            4,063
Imation Corp.*                                               160            4,380
Integrated Device Technology Inc.                          1,500           12,281
Integrated Process Equipment Corp.*                          300            3,300
Intel Corp.                                                3,900          428,269
International Rectifier Corp.                              1,000           12,375
Itron, Inc.*                                                 200            3,263

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Kemet Corp.                                                  800        $  15,350
Kent Electronics Corp.                                       400            9,150
Kulicke & Soffa Industries Inc.                              300            3,956
LSI Logic Corp.                                              500           13,250
Lam Research Corp.*                                          600           14,588
Lattice Semiconductor Corp.*                                 600           20,475
Littlefuse, Inc.*                                            400           16,550
Logicon, Inc.                                                200            8,275
Lucent Technologies, Inc.                                  2,865          134,655
Macromedia Inc.                                              700           11,681
Marshall Industries*                                         300            9,038
Methode Electronics Inc. Class A                             500            9,688
Micron Technology Inc.                                       500           12,688
Motorola Inc.                                              2,500          115,000
National Semiconductor Corp.*                                300            5,775
Ortel Corp.*                                                 300            6,281
Osmonics, Inc.*                                              300            6,375
Palomar Medical Technologies*                                500            3,594
Perkin-Elmer Corp.                                           100            5,363
Pioneer Standard Electronics Inc.                            300            3,225
Pittway Corp. Class A                                        300           14,625
Rexel Inc.*                                                  300            4,350
S3 Inc.                                                      800           15,000
Sanmina Corp.                                                200            9,225
Scientific-Atlanta, Inc.                                     200            2,900
Sierra Semiconductor Corp.                                   600            7,800
Silicon Valley Group Inc.*                                   400            6,675
Stanford Telecommunications*                                 200            5,775
Technitrol Inc.                                              200            6,625
Tektronix, Inc.                                              100            3,913
Texas Instruments Inc.                                       900           43,313
Thomas & Betts Corp.                                         200            8,475
VLSI Technology, Inc.*                                       700           12,075
VeriFone, Inc.*                                              600           20,175
Vitesse Semiconductor Corp.*                                 400           12,700
Wyle Electronics                                             200            5,975
Zilog Inc.*                                                  300            5,925
                                                                        ---------
                                                                        1,332,486
                                                                        ---------
ENERGY-DEVELOPMENT--1.0%
Amcol International Corp.                                    200            3,013
Ashland Coal, Inc.                                           200            4,725
Atwood Oceanics Inc.*                                        200           11,050
Baker Hughes Inc.                                            500           17,813
Barrett Resources Corp.*                                     600           23,025
Benton Oil & Gas Co.*                                        500           12,219
Burlington Resources Inc.                                    200           10,075

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Cabot Oil & Gas Corp. Class A                                300         $  4,650
Chesapeake Energy Corp.                                      450           26,213
Devon Energy Corp.                                           300           10,463
Dresser Industries Inc.                                      700           23,013
Energy Ventures, Inc.*                                       300           13,200
Forest Oil Corp. (New)*                                      500            7,469
Halliburton Co.                                              787           44,564
Helmerich & Payne Inc.                                       600           32,475
Louis Dreyfus Natural Gas Corp.*                             300            5,063
Louisiana Land & Exploration Co.                             100            5,688
MAXXAM Inc.*                                                 100            4,200
Marine Drilling Company, Inc.*                               900           12,375
McDermott International Inc.                                 100            1,775
Nabors Industries Inc.*                                    1,400           23,275
Newfield Exploration Co.*                                    500           23,625
Newpark Resources, Inc.                                      300           11,250
Noble Drilling Corp.*                                      1,500           27,938
Nuevo Energy Co.*                                            400           19,950
Occidental Petroleum Corp.                                 1,200           29,400
Parker & Parsley Petroleum Co.                               800           23,000
Parker Drilling Co.*                                         700            5,950
Pride Petroleum Services Inc.*                               500            8,719
Production Operators Corp.                                   100            3,950
Reading & Bates Corp. (New)*                               1,100           31,625
Rochester & Pittsburgh Coal Co.                              400           13,000
Rowan Cos. Inc.*                                           1,900           42,513
Schlumberger Ltd.                                          1,100          109,038
Seitel, Inc. (New)*                                          100            3,975
Solv-Ex Corp.*                                               300            3,881
Tom Brown Inc. (New)*                                        300            5,681
Tremont Corp.*                                               200            6,850
Tuboscope Vetco International Corp.*                         700           10,588
Union Pacific Resources Group                              1,062           29,205
United Meridian Corp.*                                       400           18,850
Varco International Inc.*                                    600           11,850
Vintage Petroleum Inc.                                       300            8,850
Weatherford Enterra Inc.*                                  1,000           29,000
Zeigler Coal Holding Co.                                     300            5,438
                                                                          -------
                                                                          780,469
                                                                          -------
FOOD-AGRICULTURE--2.2%
Archer-Daniels-Midland Co.                                 1,910           41,543
Bob Evans Farms, Inc.                                        800           10,100
CPC International Inc.                                       700           55,213
Campbell Soup Co.                                          1,100           88,000
Chiquita Brands International Inc.                         1,000           12,500
Coca-Cola Bottling Co.                                       100            4,025

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------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Coca-Cola Co.                                             10,400        $ 525,200
ConAgra, Inc.                                              1,000           49,875
Dekalb Genetics Corp. Class B                                400           15,750
Delta & Pine Land Co.                                        799           28,764
Dimon Inc.                                                   800           15,200
Dreyers Grand Ice Cream Inc.                                 200            5,100
Earthgrains Co.                                              244           12,932
Farmer Brothers Co.                                          100           15,150
Fleming Companies, Inc.                                    2,000           34,750
General Mills Inc.                                           600           34,275
H.J. Heinz Co.                                             1,400           49,700
Hershey Foods Corp.                                          600           29,025
Hudson Foods Inc. Class A                                    400            6,650
International Multifoods Corp.                               200            3,050
Interstate Bakeries Corp. (New)                              800           33,900
J.M. Smucker Co. Class A                                     700           11,550
J.M. Smucker Co. Class B (Non Voting)                        300            4,613
JP Foodservice, Inc.*                                        300            6,750
Kellogg Co.                                                  900           57,150
Lance Inc.                                                   400            7,075
Mississippi Chemical Corp. (New)                             600           15,075
Mycogen Corp.*                                               400            6,300
Pepsico Inc.                                               6,500          192,563
Pioneer Hi-Bred International Inc.                           300           20,138
Quaker Oats Co.                                              200            7,100
Ralcorp Holdings, Inc.*                                      500           10,500
Ralston Purina Co.                                           400           26,450
Richfood Holdings Inc.                                     1,050           25,528
Sara Lee Corp.                                             1,900           67,450
Savannah Foods & Industries Inc.                             300            4,800
Seaboard Corp.                                               100           21,125
Smithfield Foods Inc.*                                       500           14,375
Sysco Corp.                                                  700           23,800
Tootsie Roll Industries, Inc.                                500           18,375
Unilever                                                     800          122,300
Whitman Corp.                                                300            7,275
Wm Wrigley Junior Co.                                        400           24,100
                                                                        ---------
                                                                        1,765,094
                                                                        ---------
GOLD--0.2%
Amax Gold Inc.*                                            1,900           10,450
Barrick Gold Corp.                                         1,500           39,188
Battle Mountain Gold Co.                                   6,000           45,750
Getchell Gold Corp.*                                         500           22,250
Homestake Mining Co.                                         600            8,550
Meridian Gold Inc.*                                          900            3,938
Newmont Mining Corp.                                         500           23,125

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Placer Dome, Inc.                                          1,000         $ 24,000
Santa Fe Pacific Gold Corp.                                  300            3,563
                                                                          -------
                                                                          180,814
                                                                          -------
HEALTHCARE--4.0%
ALZA Corp.*                                                  200            5,175
Abbott Laboratories                                        3,300          167,063
Acuson*                                                      300            6,338
Advanced Technology Laboratories, Inc.*                      200            6,075
Advanced Tissue Sciences Inc.*                               400            6,500
Agouron Pharmaceuticals Inc.*                                200           11,425
Allergan Inc.                                                300            9,150
Alliance Pharmaceutical Corp.*                               400            5,550
Alpharma, Inc. Class A                                       300            3,750
American Home Products Corp.                               2,700          165,375
Amgen Inc.                                                 1,200           73,575
Amylin Pharmaceuticals Inc.*                                 600            6,675
Arrow International Inc.                                     500           14,250
Ballard Medical Products                                     600           10,575
Barr Laboratories, Inc.                                      300            8,288
Bausch & Lomb Inc.                                           200            6,750
Baxter International Inc.                                  1,100           45,788
Becton Dickinson & Co.                                       400           17,400
Beverly Enterprises, Inc.*                                   200            2,475
Bio Rad Laboratories Inc. Class A                            150            3,638
Bio Technology General Corp.*                                900            7,341
Biomet Inc.                                                  300            4,838
Block Drug Inc. Class A                                      609           27,557
Boston Scientific Corp.*                                     637           34,637
Bristol Myers Squibb Co.                                   2,500          264,375
C.R. Bard Inc.                                               200            5,650
CNS, Inc.                                                    300            5,063
Carter Wallace Inc.                                          900           13,950
Cephalon Inc.*                                               500           11,156
Cognex Corp.                                                 800           10,200
Columbia Laboratories Inc.                                   600            7,200
Columbia/HCA Healthcare Corp.                              3,300          117,975
Community Psychiatric Centers*                               700            6,213
Conmed Corp.                                                 200            3,475
Cygnus Therapeutic Systems, Inc.*                            300            4,313
Cytogen Corp.*                                               900            4,781
Datascope Corp.*                                             200            3,375
Diagnostic Products Corp.                                    200            5,950
Eli Lilly & Co.                                            2,700          190,350
Enzo Biochem Inc.                                            315            5,749
Fresenius Medical Care AG (Sponsored
  American Depository Receipts)*                             752           22,372

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------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Gilead Sciences Inc.*                                        600         $ 13,913
GranCare, Inc.*                                              400            7,200
Gulf South Medical Supply Inc.                               200            4,350
Haemonetics Corp.*                                           400            7,150
HealthSouth Rehabilitation Corp.*                            938           35,175
Herbalife International Inc.                                 300            6,000
Hologic Inc.                                                 300            6,881
Human Genome Sciences Inc.*                                  500           18,125
Humana Inc.*                                                 300            5,475
ICN Pharmaceuticals, Inc.                                    604           11,476
Icos Corp.*                                                  800            5,950
Idec Pharmaceuticals Corp.*                                  300            6,469
Imatron Inc.*                                              1,300            5,220
Immunex Corp. (New)*                                         800           10,850
Immunomedics Inc.*                                           700            4,944
Incyte Pharmaceuticals Inc.*                                 200            8,075
Interneuron Pharmaceuticals*                                 700           17,150
Invacare Corp.                                               700           19,425
Isis Pharmaceuticals*                                        300            4,819
Isolyser Inc.                                                600            4,200
Johnson & Johnson                                          5,600          275,800
Jones Medical Industries Inc.                                500           21,625
Kinetic Concepts Inc.                                        600            7,875
Life Technologies, Inc. (New)                                300            6,825
Ligand Pharmaceuticals Inc. Class B                          500            6,250
Lincare Holdings Inc.*                                       400           14,900
Liposome Inc.*                                               700           11,944
Living Centers of America*                                   300            7,013
Lunar Corp.                                                  200            6,188
Magellan Health Services Inc.*                               700           12,863
Mallinckrodt Inc.                                            200            8,700
Manor Care, Inc.                                             200            7,850
Marquette Medical System Inc.*                               800           12,500
Martek Biosciences Corp.*                                    300            6,413
Matrix Pharmaceuticals*                                      400            3,000
Medimmune Inc.*                                              400            6,225
Medtronic Inc.                                             1,000           64,375
Mentor Corp.                                                 600           13,275
Merck & Co. Inc.                                           5,600          415,100
Mid Atlantic Medical Services Inc.*                          900            9,675
Multicare Cos. Inc.                                          750           13,500
Nabi Inc.*                                                   700            6,475
Natures Sunshine Products Inc.                               300            6,600
Neopath Inc.*                                                300            4,894
Neoprobe Corp.*                                              300            4,275
Neurex Corp.*                                                400            6,225

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Neurogen Corp.*                                              200        $   4,275
Nexstar Pharmaceuticals Inc.*                                400            6,225
North American Vaccine Inc.*                                 500           11,125
Novacare Inc.*                                               800            6,600
Noven Pharmaceuticals, Inc.*                                 400            5,500
Organogenesis Inc.                                           300            5,363
Owens & Minor Inc. (New)                                     400            3,750
PDT Inc.                                                     200            4,925
PHP Healthcare Corp.                                         200            4,575
PLC Systems Inc.*                                            300            6,713
Patterson Dental Co.*                                        500           14,063
Perrigo Co.*                                               1,500           14,063
Pfizer Inc.                                                3,100          256,525
Pharmacia & Upjohn Inc.                                    1,800           64,800
Physician Sales & Service Inc.                               700           14,788
Protein Design Labs, Inc.*                                   300            7,238
Quintiles Transnational Corp.                                400           26,250
Regeneron Pharmaceuticals Inc.*                              400            7,575
Renal Treatment Centers Inc.                                 400           10,700
Respironics Inc.*                                            200            3,013
RoTech Medical Corp.                                         400            6,325
Roberts Pharmaceutical Corp.*                                200            3,075
Salick Health Care, Inc.*                                    200            7,925
Schering Plough Corp.                                      1,500           96,000
Sepracor Inc.*                                               300            4,838
Sequus Pharmaceuticals Inc.*                                 500            7,000
Sofamor/Danek Group Inc.*                                    600           16,500
Sola International Inc.*                                     400           14,450
Somatogen Inc.*                                              500            5,375
St. Jude Medical, Inc.                                        30            1,183
Summit Technology Inc.                                       600            3,338
Sunrise Medical Inc.*                                        200            2,975
Target Therapeutics Inc.                                     200            7,388
Tecnol Medical Products Inc.*                                300            3,788
Tenet Healthcare Corp.*                                      800           16,700
Thermedics Inc.*                                             900           18,675
U.S. Bioscience Inc.*                                        500            5,750
United Healthcare Corp.                                      400           15,150
United States Surgical Corp.                                 100            4,188
Ventritex Inc.*                                              300            6,844
Vertex Pharmaceuticals Inc.*                                 500           16,594
Vivra Inc.                                                   900           28,688
Vivus*                                                       200            6,650
Warner Lambert Co.                                         1,200           76,350
West Company Inc.                                            200            5,375
                                                                        ---------
                                                                        3,354,737
                                                                        ---------

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------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
HOUSEHOLD PRODUCTS--0.9%
Alberto Culver Co. Class B                                   100         $  4,575
Avon Products, Inc.                                          600           32,550
Bush Boake Allen Inc.*                                       300            7,725
Church & Dwight Inc.                                         300            6,450
Clorox Co.                                                   200           21,825
Colgate-Palmolive Co.                                      1,000           92,000
Dial Corp. (New)                                             400            5,500
Gillette Co.                                               2,200          164,450
International Flavors & Fragrances Inc.                      400           16,550
Libbey Inc.                                                  200            4,800
Playtex Products Inc.*                                       600            5,100
Procter & Gamble Co.                                       3,300          326,700
Tupperware Corp.                                             200           10,275
                                                                          -------
                                                                          698,500
                                                                          -------
IMAGING & PHOTO--0.2%
Avid Technology, Inc.*                                       300            4,106
BMC Industries, Inc.                                         600           17,775
Chyron Corp.*                                              1,800            9,225
Eastman Kodak Co.                                          1,800          143,550
Optical Imaging Systems Inc.*                              1,700            4,781
Photronic, Inc.*                                             200            5,375
Polaroid Corp.                                               100            4,063
Robotic Vision Systems Inc.*                                 300            3,038
Ultratech Stepper Inc.                                       300            5,063
                                                                          -------
                                                                          196,976
                                                                          -------
INSURANCE--2.0%
20th Century Industries*                                   1,000           16,000
Acordia, Inc.                                                200            5,700
Aetna Inc.                                                   734           49,086
Alexander & Alexander Services                             2,400           36,600
Alfa Corp.                                                   800            8,900
Allied Group Inc.                                            600           25,125
Allstate Corp.                                             1,800          101,025
American Annuity Group, Inc.                                 500            6,813
American Bankers Insurance Group, Inc.                       600           28,725
American General Corp.                                       800           29,800
American Heritage Life Investment Corp.                      200            4,425
American International Group, Inc.                         2,400          260,700
American Travellers Corp.                                    300           10,294
Aon Corp.                                                    500           28,875
Argonaut Group, Inc.                                         500           14,500
Arthur J. Gallagher & Co.                                    500           14,688
CMAC Investment Corp.                                        500           34,563
Capital Re Corp.                                             200            7,750

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Capitol American Financial Corp.                             200         $  7,250
Capsure Holdings Corp.                                       300            2,700
Chubb Corp.                                                  800           40,000
Cigna Corp.                                                  300           39,150
Citizens Corp.                                               800           16,100
Commerce Group Inc.                                          800           19,200
Compdent Corp.*                                              500           17,094
Conseco, Inc.                                                349           18,672
Crawford & Co. Class A                                       200            3,975
Crawford & Co. Class B                                       500            9,875
Delphi Financial Group, Inc. Class A                         240            6,750
Enhance Financial Services Group Inc.                        500           16,688
Executive Risk Inc.                                          200            8,250
Financial Security Assured Holdings Ltd.                     600           16,800
Foremost Corp. of America                                    200           11,025
Fremont General Corp.                                        750           22,031
Frontier Insurance Group, Inc.                               220            8,745
General Re Corp.                                             685          100,866
HCC Insurance Holdings, Inc.                                 500           12,750
Harleysville Group Inc.                                      200            5,550
Home Beneficial Corp. Class B                                500           12,594
Horace Mann Educators Corp. (New)                            600           20,550
ITT Hartford Group Inc.                                      400           25,200
Integon Corp.                                                200            3,775
Jefferson-Pilot Corp.                                        300           17,063
John Alden Financial Corp.                                   600           11,175
Kansas City Life Insurance Co.                               100            5,475
Liberty Corp.                                                300           10,350
Life Re Corp.                                                200            7,325
Lincoln National Corp. Inc.                                  400           19,400
MAIC Holdings Inc.                                           106            3,445
MGIC Investment Corp.                                        200           13,725
MMI Companies, Inc.                                          200            5,750
Markel Corp.*                                                100            8,700
Marsh & McLennan Companies                                   300           31,238
NAC Re Corp.                                                 300           10,538
Orion Capital Corp.                                          500           27,188
Penncorp Financial Group Inc.                                600           20,775
Presidential Life Corp.                                      400            4,550
Providian Corp.                                              300           14,100
Reinsurance Group of America Inc.                            500           22,688
Reliance Group Holdings Inc.                               2,200           18,150
Safeco Corp.                                                 400           15,150
Selective Insurance Group, Inc.                              200            6,800
Sierra Health Services Inc.*                                 500           14,313
St. Paul Companies, Inc.                                     300           16,313

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
State Auto Financial Corp.                                   300        $   4,088
Torchmark Corp.                                              200            9,675
Transamerica Corp.                                           300           22,763
Trenwick Group Inc.                                          400           19,775
UNUM Corp.                                                   300           18,863
USF&G Corp.                                                  300            5,700
USLIFE Corp.                                                 100            3,125
United Companies Financial Corp.                             700           20,913
United Dental Care Inc.*                                     100            3,025
United Fire & Casualty Co.                                   300            9,750
United Insurance Companies, Inc.*                            800           20,250
United Wisconsin Services, Inc.                              200            5,175
Vesta Insurance Group Inc.                                   300            7,688
W.R. Berkley Corp.                                           600           30,975
Washington National Corp.                                    200            5,725
Zenith National Insurance Corp.                              200            5,450
Zurich Reinsurance Centre Holdings, Inc.                     500           15,000
                                                                        ---------
                                                                        1,641,310
                                                                        ---------
MEDIA--1.0%
AMC Entertainment Inc.*                                      200            3,450
BET Holdings, Inc. Class A*                                  200            5,850
Banta Corp.                                                  600           12,638
Cablevision Systems Corp. Class A*                           500           15,563
Carmike Cinemas Inc.*                                        100            2,375
Central Newspapers Inc. Class A                              600           24,150
Century Communications Corp. Class A*                      1,300            8,775
Comcast Corp. Class A                                        700           10,281
Dow Jones & Co. Inc.                                         400           13,200
Evergreen Media                                              900           24,188
GC Companies Inc.*                                           100            3,388
Gannett Inc.                                                 700           53,113
Harte Hanks Communications (New)                             450           11,644
Heartland Wireless Communications, Inc.*                     200            4,300
Hollinger International Inc.                               1,400           17,500
Houghton Mifflin Co.                                         500           24,813
International Family Entertainment Inc.
  Class B                                                    875           15,641
John Wiley & Son, Inc. Class A                               500           15,313
Jones Intercable Inc. Class A*                               600            6,600
King World Productions, Inc.*                                100            3,600
Knight-Ridder, Inc.                                          400           14,950
McClatchy Newspapers Inc. Class A                            700           19,513
McGraw-Hill, Inc.                                            400           18,750
Media General, Inc. Class A                                  400           11,900
Meredith Corp.                                               100            5,025
New World Communications Class A*                            400            9,875
New York Times Co. Class A                                   400           14,450

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Oak Industries Inc.*                                         200         $  5,075
Paxson Communications Corp.*                                 300            2,663
Pulitzer Publishing Co.                                      500           31,750
Regal Cinemas, Inc.                                          450           11,616
SBC Communications Inc.                                    2,500          121,563
Spelling Entertainment Group, Inc.*                        1,800           13,050
TCA Cable TV Inc.                                            600           15,975
TSX Corp.                                                    300            3,113
Tele Communications Inc. (New)--TCI Group
  Series A                                                 2,700           33,581
Time Warner Inc.                                           1,600           59,600
Times Mirror Co. (New) Series A                              400           18,500
Tribune Co. (New)                                            600           49,050
United International Holdings Inc. Class A*                  200            2,500
Viacom Inc. Class B*                                       1,400           45,675
Westwood One Inc.*                                           400            6,200
                                                                          -------
                                                                          790,756
                                                                          -------
MISCELLANEOUS FINANCE--1.5%
1st Source Corp.                                             210            4,817
AMCORE Financial, Inc.                                       200            4,188
Aames Financial Corp.                                        300           13,388
Alex Brown Inc.                                              500           28,375
American Express Co.                                       1,900           89,300
Americredit Corp.*                                           400            7,600
Astoria Financial Corp.                                      400           14,175
Beneficial Corp.                                             200           11,700
Bok Financial Corp. (New)                                    300            7,950
Cal-Federal Bancorp Inc.*                                  1,600           37,200
Coast Savings Financial Inc.*                                300            9,863
Collective Bancorp Inc.                                      300            9,038
Commercial Federal Corp.                                     200            8,375
Dean Witter Discover & Co.                                   800           47,100
Downey Financial Corp.                                       210            5,460
Eaton Vance Corp. (Non Voting)                               100            4,375
Federal Home Loan Mortgage Corp.                           1,100          111,100
Federal National Mortgage Assoc.                           4,200          164,325
First American Financial Corp.                               200            7,525
First Financial Corp.                                        700           19,075
Fund American Enterprises Holdings, Inc.                     400           35,850
Glendale Federal Bank (FSB) (New)*                           800           14,700
Golden West Financial Corp.                                  200           12,975
Great Financial Corp.                                        200            5,825
Great Western Financial Corp.                                400           11,200
Green Tree Financial Corp.                                   500           19,813
H.F. Ahmanson & Co.                                          300            9,413
Home Financial Corp.                                         300            4,856

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------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Household International Inc.                                 400        $  35,400
Inter-Regional Financial Group, Inc.                         150            4,856
Interpool Inc.                                               200            4,350
JSB Financial, Inc.                                          200            7,325
Jefferies Group, Inc.                                        300           10,725
John Nuveen Co. Class A                                      700           19,425
Legg Mason, Inc.                                             200            6,450
Merrill Lynch & Co. Inc.                                     700           49,175
Morgan Keegan, Inc.                                          400            5,850
Morgan Stanley Group Inc.                                    600           30,150
Olympic Financial Ltd.*                                      600            9,525
Peoples Heritage Financial Group, Inc.                       500           11,500
Phoenix Duff & Phelp Corp.                                   900            5,513
Pioneer Group Inc.                                           600           14,250
Quick & Reilly Group, Inc.                                   600           15,825
RCSB Financial Inc.                                          200            5,813
Raymond James Financial Inc.                                 300            7,313
Roosevelt Financial Group Inc.                               800           13,850
Salomon Inc.                                                 400           18,050
Sovereign Bancorp Inc.                                       630            7,442
St. Paul Bancorp Inc.                                        300            7,950
Standard Financial Inc.                                      200            3,575
Student Loan Corp.                                           600           20,400
Travelers Inc.                                             1,950          105,788
Value Line, Inc.                                             200            7,575
WFS Financial Inc.                                           440            9,185
Washington Federal, Inc.                                     900           21,656
Westcorp Inc.                                                315            7,481
White River Corp.*                                           200           12,000
                                                                        ---------
                                                                        1,197,958
                                                                        ---------
MOTOR VEHICLE--0.9%
A.O. Smith Corp. Class B                                     400           10,500
Arctic Cat Inc.                                              400            3,775
Arvin Industries, Inc.                                       700           16,013
Borg Warner Automotive Inc.                                  600           23,025
Breed Technologies Inc.                                      700           16,100
Chrysler Corp.                                             3,000          100,875
Cummins Engine Inc.                                          100            4,163
Dana Corp.                                                   400           11,850
Detroit Diesel Corp.*                                        600           11,100
Eaton Corp.                                                  300           17,925
Echlin Inc.                                                  200            6,525
Federal Mogul Corp.                                          800           17,900
Fleetwood Enterprises, Inc.                                  100            3,375
Ford Motor Co.                                             4,900          153,125
General Motors Corp.                                       3,200          172,400

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Gentex Corp.                                                 700         $ 16,450
Genuine Parts Co.                                            400           17,500
Hays Wheels International Inc.*                               50            1,675
Lucasvarity PLC (Sponsored American
  Depository Receipts)*                                      138            5,555
Mascotech Inc.                                             1,000           15,750
Modine Manufacturing Co.                                     600           15,000
Navistar International Corp.*                              4,300           39,775
PACCAR Inc.                                                  100            5,575
Standard Products Co.                                        200            4,850
Superior Industries International, Inc.                      400            9,750
TRW Inc.                                                     300           27,150
Titan Wheel International Inc.                               300            3,825
                                                                          -------
                                                                          731,506
                                                                          -------
NON-FERROUS--0.4%
A.M. Castle & Co.                                            250            4,625
Alcan Aluminum Ltd.                                          900           29,588
Aluminum Company of America                                1,100           64,488
Asarco Inc.                                                  100            2,625
Brush Wellman Inc.                                           200            3,775
Coeur d'Alene Mines Corp.                                    500            7,313
Commercial Metals Co.                                        200            6,200
Cyprus Amax Minerals Co.                                     400            9,050
Echo Bay Mines Ltd                                           300            2,344
Engelhard Corp.                                              400            7,300
Freeport-McMoRan Copper & Gold Inc. Class B                  500           15,188
Hecla Mining Co.*                                            600            3,375
Inco Ltd.                                                    500           15,875
Kaiser Aluminum Corp.*                                     1,400           15,575
Minerals Technologies Inc.                                   500           19,625
Mueller Industries Inc.                                      500           20,125
Oregon Metallurgical Corp.                                   300            9,375
Phelps Dodge Corp.                                           300           18,863
RMI Titanium Co.*                                            400            9,650
Reliance Steel & Aluminum Co.                                200            7,325
Reynolds Metals Co.                                          200           11,250
Stillwater Mining Co.*                                       500            8,438
Wolverine Tube Inc.*                                         200            7,975
                                                                          -------
                                                                          299,947
                                                                          -------
OIL-DOMESTIC--0.5%
Amerada Hess Corp.                                           300           16,613
Ashland Inc.                                                 200            8,500
Atlantic Richfield Co.                                       800          106,000
Cross Timbers Oil Co.                                        200            4,725
Diamond Shamrock Inc.                                        700           20,563

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------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
KCS Energy, Inc.                                             300        $  12,938
Kerr-McGee Corp.                                             200           12,550
Oryx Energy Co.*                                             200            3,850
Pennzoil Co.                                                 100            5,100
Phillips Petroleum Co.                                     1,000           41,000
Pogo Producing Co.                                           700           31,063
Quaker State Corp.                                           400            6,700
Santa Fe Energy Resources, Inc.*                             200            2,850
Smith International Inc.*                                    800           30,400
Snyder Oil Corp.                                             400            6,100
Sun Inc.                                                     200            4,475
Tesoro Petroleum Corp.*                                      500            7,375
Total Petroleum (North America) Ltd.                         800            7,700
TransTexas Gas Corp.*                                      1,400           19,250
USX Corp. (Marathon Group) (New)                           1,100           24,063
Unocal Corp.                                               1,000           36,625
                                                                        ---------
                                                                          408,440
                                                                        ---------
OIL-INTERNATIONAL--1.9%
Amoco Corp.                                                2,400          181,800
Chevron Corp.                                              2,800          184,100
Exxon Corp.                                                5,700          505,163
Mobil Corp.                                                1,600          186,800
Royal Dutch Petroleum Co.                                  2,100          347,288
Texaco, Inc.                                               1,500          152,438
Western Atlas, Inc.*                                         200           13,875
                                                                        ---------
                                                                        1,571,464
                                                                        ---------
PAPER--0.6%
Alco Standard Corp.                                          500           23,188
Boise Cascade Corp.                                          100            3,100
Buckeye Cellulose Corp.*                                     500           13,063
Caraustar Industries Inc.                                    600           17,438
Champion International Corp.                                 300           13,050
Chesapeake Corp.                                             600           16,950
Georgia Pacific Corp.                                        500           37,500
International Paper Co.                                    1,300           55,575
James River Corp.                                            200            6,300
Kimberly Clark Corp.                                       1,590          148,268
Longview Fibre Co.                                         1,000           17,375
Louisiana Pacific Corp.                                      300            6,263
Mead Corp.                                                   200           11,350
Mosinee Paper Corp.                                          200            5,675
P.H. Glatfelter Co.                                          600           11,400
Potlatch Corp.                                               100            4,275
Rock Tennessee Co. Class A                                   440            8,030
Shorewood Packaging Corp.*                                   200            3,800

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Temple-Inland Inc.                                           200         $ 10,250
Union Camp Corp.                                             200            9,750
Wausau Paper Mills Co.                                       875           16,734
Westvaco Corp.                                               400           11,400
Weyerhaeuser Co.                                             600           27,525
Willamette Industries, Inc.                                  200           13,450
                                                                          -------
                                                                          491,709
                                                                          -------
PRODUCER GOODS-MANUFACTURING--2.6%
Albany International Corp. Class A (New)                     700           15,750
Allied Signal Inc.                                         1,600          104,800
American Financial Enterprises Inc.                          200            5,200
Applied Power Inc. Class A                                   200            7,200
AptarGroup, Inc.                                             300            9,675
Avery Dennison Corp.                                         200           13,175
BT Office Products International Inc.*                       600            4,950
BW/IP Holding, Inc. Class A                                  300            4,050
Baldor Electric Co.                                          400            8,050
Barnes Group Inc.                                            400           22,500
Bearings Inc. (New)                                          150            3,900
Blyth Industries Inc.                                        400           15,550
Boise Cascade Office Products Corp.                        1,400           26,600
Briggs & Stratton Corp.                                      100            4,000
Case Corp.                                                   300           13,950
Caterpillar Inc.                                             900           61,763
Cincinnati Milacron Inc.                                     100            1,913
Clarcor Inc.                                                 200            4,350
Collins & Aikman Corp.*                                    1,400            8,400
Commercial Intertech Corp.                                   200            2,225
Cooper Industries Inc.                                       400           16,100
Credence Systems Corp.                                       300            4,106
Cuno Inc.*                                                   200            3,175
Deere & Co.                                                1,000           41,750
Donaldson Inc.                                               400           11,700
Dover Corp.                                                  400           20,550
Duriron Inc.                                                 600           16,125
Emerson Electric Co.                                       1,300          115,700
FMC Corp. (New)*                                             100            7,363
Fedders USA Inc.                                             800            4,700
Figgie International Holdings Inc. Class A*                  400            4,250
Fisher Scientific International, Inc.                        500           22,438
Foster Wheeler Corp.                                         100            4,100
General Binding Corp.                                        200            4,950
General Electric Co.                                       6,900          667,575
Giddings & Lewis Inc.                                        800            9,300
Goulds Pumps Inc.                                            300            6,919
Graco Inc.                                                   300            6,863

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Greenfield Industries Inc.                                   500          $13,063
Harnischfeger Industries Corp.                               100            4,000
Helix Technology Corp.                                       100            2,669
Herman Miller, Inc.                                          400           17,350
Hexcel Corp. (New)*                                          700           12,775
Hughes Supply Inc.                                           200            7,600
IDEX Corp.                                                   600           22,575
ITT Industries Inc.                                          400            9,300
Illinois Tool Works Inc.                                     600           42,150
Ingersoll Rand Co.                                           400           16,650
Insilco Corp.*                                               100            3,950
Ionics Inc.*                                                 500           23,000
Johnson Controls, Inc.                                       200           14,600
Juno Lighting Inc.                                           200            3,113
Kaydon Corp.                                                 500           20,375
Kennametal Inc.                                              400           13,600
Keystone International Inc.                                  800           14,400
Lawson Products, Inc.                                        200            4,300
Lincoln Electric Co.                                         100            2,813
Lincoln Electric Co. Class A (Non Voting)                    400           11,150
Lydall Inc.                                                  200            4,425
Manitowoc Inc.                                               300           10,050
Measurex Corp.                                               200            5,150
Millipore Corp.                                              100            3,500
Myers Industry Inc.                                          200            3,100
NN Ball & Roller, Inc.                                       300            4,050
Nu-Kote Holding Inc. Class A                                 300            2,869
Pall Corp.                                                   300            7,688
Parker Hannifin Corp.                                        200            7,575
Precision Castparts Corp.                                    600           28,050
Quanex Corp.                                                 200            5,700
Raychem Corp.                                                200           15,625
Roper Industries                                             500           21,281
SPS Technologies, Inc.*                                      100            6,000
SPX Corp.                                                    300            8,513
Standex International Corp.                                  200            6,150
Stewart & Stevenson Services, Inc.                           500           10,594
TRINOVA Corp.                                              1,600           52,600
Teleflex Inc.                                                600           28,875
Tencor Instruments                                           400            7,600
Tenneco, Inc.                                                800           39,600
Texas Industries Inc.                                        200           11,350
Thermo Ecotek Corp.                                          450            6,806
Timken Co.                                                   100            4,463
TriMas Corp.                                                 700           16,100
Tyco Labs Inc.                                               600           29,775

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
U.S. Filter Corp. (New)                                      900        $  31,050
UNR Industries, Inc.                                         700            4,681
Valhi, Inc. (New)                                          1,600            9,400
Valmont Industries, Inc.                                     200            6,850
Visx Inc. (Delaware)*                                        300            7,500
W.H. Brady Co. Class A                                       500           11,688
W.W. Grainger, Inc.                                          200           14,825
WMS Industries Inc.*                                         300            7,350
Watts Industries Inc. Class A                                700           14,613
Westinghouse Electric Corp.                                1,500           25,688
Westpoint Stevens Inc. Class A                               700           18,638
Wyman Gordon Co.*                                            700           15,313
X-Rite, Inc.                                                 300            5,569
Zero Corp.                                                   200            3,675
                                                                        ---------
                                                                        2,089,427
                                                                        ---------
RAILROAD--0.4%
Burlington Northern Santa Fe                                 700           57,663
CSX Corp.                                                    800           34,500
Conrail Inc.                                                 700           66,588
Florida East Coast Industry Inc.                             200           17,475
Norfolk Southern Corp.                                       900           80,213
Overseas Shipholding Group                                   800           13,600
Union Pacific Corp.                                          900           50,513
Westinghouse Air Brake Co. (New)                             800            8,700
                                                                        ---------
                                                                          329,252
                                                                        ---------
REAL PROPERTY--0.2%
Avatar Holdings, Inc.*                                       100            3,050
Castle & Cooke, Inc.*                                        400            6,150
Catellus Development Corp.*                                1,500           14,813
Doubletree Corp.*                                            600           24,375
Forest City Enterprises, Inc. Class A                        100            4,950
HFS, Inc.                                                    500           36,625
Insignia Financial Group Class A (New)                       800           17,300
Lennar Corp.                                                 800           17,800
Price Enterprises Inc.                                       300            5,025
                                                                        ---------
                                                                          130,088
                                                                        ---------
RETAIL--1.9%
Albertson's, Inc.                                            700           24,063
American Stores Co. (New)                                    600           24,825
AnnTaylor Stores Corp.*                                      300            5,438
Arbor Drugs, Inc.                                            600           13,650
Authentic Fitness Corp.                                      300            3,338
Burlington Coat Factory Warehouse*                           500            6,125
CDW Computer Centers Inc.                                    300           18,825

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
CUC International Inc.                                     1,433         $ 35,096
Carson Pirie Scott & Co.*                                    200            4,975
Casey's General Stores Inc.                                  400            7,175
Cato Corp. (New)                                             300            1,444
Charming Shoppes Inc.                                      1,500            6,891
Circuit City Stores Inc.                                     400           13,100
Claire's Stores Inc.                                       1,125           19,125
CompUSA Inc.                                                 800           37,000
Dayton Hudson Corp.                                          900           31,163
Dillard Department Stores Inc. Class A                       400           12,700
Dollar Tree Stores Inc.                                      750           28,500
Duty Free International Inc.                                 600            9,600
Eagle Hardware & Garden, Inc.*                               500           14,219
Federated Department Stores Inc.*                            500           16,500
Fingerhut Companies, Inc.                                    600            8,925
Footstar Inc.*                                               115            2,530
Fred Meyer Inc.*                                             400           14,050
Fruit of the Loom Inc. Class A*                              200            7,275
Gap Inc.                                                   1,200           34,800
Giant Food Inc. Class A                                      300           10,125
Great Atlantic & Pacific Tea Co., Inc.                       100            3,000
Gymboree Corp.*                                              600           18,825
Harcourt General Inc.                                        200            9,950
Hollywood Entertainment Corp.                                500           10,344
Home Depot Inc.                                            2,000          109,500
J.C. Penney Inc.                                           1,000           52,500
Just for Feet Inc.                                           750           19,547
K Mart Corp.                                               1,800           17,550
Kroger Co.*                                                  500           22,313
Lands' End, Inc.*                                            700           15,050
Limited Inc.                                                 744           13,671
Longs Drug Stores Corp.                                      600           26,925
Lowes Cos Inc.                                               700           28,263
MacFrugals Bargains-Close-Outs, Inc.*                        300            7,313
May Department Stores Co.                                  1,100           52,113
Melville Corp.                                               400           14,900
Mercantile Stores Co., Inc.                                  100            4,963
Michaels Stores Inc.*                                        300            3,000
Nordstrom Inc.                                               400           14,425
Payless Shoesource Inc.*                                     144            4,878
Pep Boys--Manny, Moe & Jack                                  200            7,000
Petco Animal Supplies Inc.                                   300            7,013
Pier 1 Imports Inc.                                          900           12,600
Price Costco Inc.*                                           700           13,869
Proffitt's, Inc.*                                            700           28,175
Quality Food Centers, Inc.                                   200            7,350

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Regis Corp.                                                  300        $   7,275
Rite Aid Corp.                                               200            6,800
Ross Stores Inc.                                             600           24,863
Ruddick Corp.                                                600            7,800
Sears Roebuck & Co.                                        1,700           82,238
Service Merchandise Co. Inc.*                              1,300            7,638
Shopko Stores Inc.                                           400            6,450
Smart & Final Inc.                                           300            7,050
Smith's Food & Drug Centers, Inc. Class B                    597           15,597
Sotheby's Holdings, Inc. Class A                             800           13,600
Stanhome Inc.                                                300            7,950
Stein Mart Inc.*                                             400            7,150
TJX Companies, Inc.                                          200            8,000
Tandy Corp.                                                  300           11,288
Toys "R" Us, Inc.*                                         1,000           33,875
Unifirst Corp.                                               500           10,063
United Stationers Inc.                                       200            4,425
Urban Outfitters Inc.                                        400            6,200
Value City Department Stores Inc.*                           600            7,650
Vitalink Pharmacy Services, Inc.*                            200            4,600
Waban Inc.*                                                  700           18,288
Wal-Mart Stores, Inc.                                      9,600          255,600
Walgreen Co.                                                 700           26,425
Wet Seal Inc.*                                               300            9,394
Whole Foods Market, Inc.*                                    300            7,706
Winn Dixie Stores Inc.                                       600           20,025
Woolworth Corp.*                                             200            4,200
Zale Corp. (New)*                                            500            9,688
                                                                        ---------
                                                                        1,568,332
                                                                        ---------
STEEL--0.1%
Allegheny Teldyne Inc.                                       385            8,229
Armco Inc.*                                                1,700            6,375
Bethlehem Steel Corp.*                                       300            2,438
Birmingham Steel Corp.                                       400            6,400
Carpenter Technology Corp.                                   500           16,313
Chaparral Steel Co.                                          600            7,950
Cleveland Cliffs Inc.                                        200            8,200
Inland Steel Industries, Inc.                                100            1,613
Intermet Corp.                                               300            3,506
J & L Specialty Steel Inc.                                   800            9,400
Lukens Inc.                                                  200            2,750
National Steel Corp. Class B*                                600            5,175
Nucor Corp.                                                  300           14,213
Oregon Steel Mills Inc.                                      200            3,175
Rouge Steel Co. Class A                                      200            4,075

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
USX Corp. (U.S. Steel Group)                                 200         $  5,450
Worthington Industries Inc.                                  200            4,138
                                                                          -------
                                                                          109,400
                                                                          -------
TELEPHONE--2.1%
ACC Corp.                                                    300           12,600
AT&T Corp.                                                 7,300          254,588
Airtouch Communications Inc.*                              1,900           49,638
Aliant Communications Inc.                                   800           12,800
Alltel Corp.                                                 700           21,350
American Mobile Satellite Corp.*                             600            6,300
Ameritech Corp. (New)                                      2,300          125,925
Andrew Corp.                                                 150            7,313
Antec Corp.*                                                 400            4,275
Arch Communications Group, Inc.*                             500            5,781
Aspect Telecommunications Corp.                              300           17,775
Associated Group Inc. Class A*                               200            5,750
Bell Atlantic Corp.                                        1,800          108,450
BellSouth Corp.                                            3,700          150,775
Boston Technology Inc. (New)*                                300            4,969
C-TEC Corp.*                                                 400            9,675
CFW Communications Co.                                       300            6,600
Cellular Communications International*                       200            6,300
Centennial Cellular Corp. Class A*                           400            5,150
Cidco Inc.*                                                  200            3,825
Coherent Communications Systems Corp.                        600           11,738
Coherent Inc.*                                               200            7,825
Comnet Cellular Inc.*                                        200            5,550
DSC Communications Corp.*                                    100            1,394
Emmis Broadcasting Corp. Class A*                            200            7,213
GTE Corp.                                                  3,700          155,863
General Datacom Industries Inc.*                             300            2,888
Geotek Communications Inc.*                                1,100            8,113
InterVoice, Inc.*                                            200            2,588
Interdigital Commerce Corp.*                                 500            3,219
Intermedia Communications Inc.*                              300            9,525
Intermediate Telephone Inc.*                                 300            4,575
International Cabletel Inc.                                  700           16,538
Jacor Communications Inc.*                                   700           19,381
MCI Communications Corp.                                   2,700           67,669
Mobile Telecommunications Technologies
  Corp.*                                                   1,100           14,506
Mobilemedia Corp. Class A*                                   900            1,786
Northern Telecom Ltd                                       1,100           71,638
Nynex Corp.                                                1,400           62,300
P-Com Inc.                                                   300            6,600
Pacific Telesis Group                                      1,800           61,200
Pairgain Technologies Inc.                                 1,000           68,750

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Plantronics, Inc. (New)*                                     200        $   7,525
Renaissance Communications Corp.                             700           24,763
Roseville Communications Co.                                 300            7,013
Sprint Corp.                                               1,500           58,875
Tellabs Inc.                                                 300           25,538
U S Long Distance Corp.                                      300            2,531
U S WEST, Inc. (Communications Group)                      2,000           60,750
U S WEST, Inc. (Media Group)*                              1,600           25,000
Vanguard Cellular Systems, Inc. Class A*                     800           13,250
Winstar Communications Inc.*                                 500           10,469
Worldcom, Inc.                                             1,300           31,769
                                                                        ---------
                                                                        1,698,181
                                                                        ---------
TOBACCO--0.6%
American Brands, Inc.                                        400           19,100
Loew's Corp.                                                 600           49,575
Philip Morris Companies, Inc.                              3,800          351,975
Schweitzer Mauduit International Inc.                        450           13,838
UST Inc.                                                     700           20,213
                                                                        ---------
                                                                          454,701
                                                                        ---------
TRANSPORTATION-MISCELLANEOUS--0.3%
APL Ltd.                                                     400            8,800
Air Express International Corp.                              300            9,038
Airbourne Freight Corp.                                      300            5,963
Amerco Inc.*                                                 800           28,300
American Freightways Corp.*                                  400            3,875
Arnold Industries Inc.                                       600            9,450
Caliber Systems Inc.                                         100            1,688
Consolidated Freightways Inc.                                100            2,400
Expeditores International of Washington Inc.                 200            8,400
Federal Express Corp.                                        600           48,300
Harper Group, Inc.                                           200            4,775
Heartland Express, Inc.                                      460           10,063
J.B. Hunt Transport Services Inc.                            800           11,850
Landstar Systems, Inc.*                                      200            4,750
M.S. Carriers, Inc.*                                         200            3,800
NACCO Industries, Inc. Class A                               300           13,875
Pittston Brinks Group                                        100            2,850
Pittston Co. (Burlington Group)                              450            8,381
Roadway Express Inc.                                         450            7,200
Rollins Truck Leasing Corp.                                  600            6,825
Ryder System, Inc.                                           200            5,950
Swift Transportation Inc.*                                   300            6,788
U.S. Freightways Corp.                                       300            6,581
Wabash National Corp.                                        300            4,838
Werner Enterprises Inc.                                      900           15,638

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
XTRA Corp.                                                   600         $ 24,900
Yellow Corp.                                                 400            5,225
                                                                          -------
                                                                          270,503
                                                                          -------
TRAVEL & RECREATION--0.6%
Acxiom Corp.                                                 600           23,475
Anchor Gaming*                                               300           14,925
Aztar Corp.*                                                 500            4,063
Bally Entertainment Corp.                                  1,200           36,150
Boyd Gaming Corp.*                                         1,000            7,375
Brunswick Corp.                                              200            4,700
Casino America Inc.                                           25              119
Central Parking Corp.                                        400           13,850
Harrahs Entertainment Inc.*                                  400            6,700
Hilton Hotels Corp.                                          800           24,300
ITT Corp. (New)*                                             200            8,400
K2 Inc.                                                      200            4,600
Marcus Corp.                                                 300            6,675
Marriott International Inc.                                  600           34,125
National Auto Credit Inc.                                    330            3,548
Players International Inc.                                   400            2,738
Polaris Industries Inc.                                      700           13,738
Primadonna Resorts Inc.*                                     400            6,425
Prime Hospitality Corp.*                                     900           13,725
Rio Hotel & Casino Inc.*                                     200            2,900
Showboat, Inc.                                               200            3,800
Sodak Gaming, Inc.                                           600           10,800
Sports Authority Inc.                                        450           10,913
Station Casinos Inc.*                                        700            7,788
Stratosphere Corp.*                                        1,100            1,564
Walt Disney Co.                                            3,239          213,369
                                                                          -------
                                                                          480,765
                                                                          -------
UTILITIES--1.6%
American Electric Power Co., Inc.                            700           29,050
Aquila Gas Pipeline Corp.                                    400            5,800
Atmos Energy Corp.                                           200            4,750
Baltimore Gas & Electric Co.                                 300            8,175
Bay Saint Gas Co. (Rights Callable
  Through 11/30/99)                                          200            5,650
Black Hills Corp.                                            200            5,100
Carolina Power & Light Co.                                   300           10,838
Central & South West Corp.                                   800           21,200
Central Hudson Gas & Electric Corp.                          500           15,000
Central Louisiana Electric Co. (New)                         600           16,275
Central Maine Power Co.                                      700            8,225
Cilcorp Inc.                                                 500           18,250

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Cinergy Corp.                                                600          $19,875
Coastal Corp.                                                100            4,300
Columbia Gas System, Inc.                                    300           18,225
Commonwealth Energy System
  (Shares of Beneficial Interest)                            400            9,600
Consolidated Edison Co.                                      600           17,550
Consolidated Natural Gas Co.                                 300           15,938
DTE Energy Co.                                               600           18,075
Destec Energy, Inc.*                                       1,100           16,500
Dominion Resources Inc.                                      700           26,425
Duke Power Co.                                               900           43,988
ENSERCH Corp.                                                100            2,150
Eastern Enterprises                                          400           15,400
Eastern Utilities Association                                300            4,838
Edison International                                       1,500           29,625
Empire District Electric Co.                                 200            3,750
Enron Corp.                                                  700           32,550
Entergy Corp.                                                900           25,200
FPL Group, Inc.                                              700           32,200
GPU Inc.                                                     500           16,438
Global Industrial Technologies Inc.*                         300            5,588
Houston Industries Inc.                                    1,000           22,875
IES Industries Inc.                                          700           21,525
Indiana Energy Inc.                                          600           14,700
Interstate Power Co.                                         100            3,038
K N Energy Inc.                                              700           26,163
Laclede Gas Co.                                              200            4,675
MDU Resources Group, Inc.                                    400            8,950
Madison Gas & Electric Co.                                   300            6,188
Minnesota Power & Light Co.                                  600           16,950
NICOR Inc.                                                   100            3,488
New Jersey Resources Corp.                                   500           13,813
Niagara Mohawk Power Corp.                                   400            3,400
NorAm Energy Co.                                             300            4,613
Northern States Power Co.                                    200            9,400
Northwest Natural Gas Co.                                    300            7,556
Ohio Edison Co.                                              300            6,263
Oneok Inc.                                                   500           13,438
Orange & Rockland Utilities, Inc.                            200            7,025
Otter Tail Power Co.                                         200            6,475
P P & L Resources Inc.                                       500           11,688
Pacific Enterprises                                          200            6,150
Pacific Gas & Electric Co.                                 1,700           39,950
Pacificorp                                                 1,100           23,238
Panhandle Eastern Corp.                                      600           23,100
Peco Energy Co.                                              900           22,725

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Peoples Energy Corp.                                         100       $    3,525
Philadelphia Suburban Corp.                                  300            5,100
Piedmont Natural Gas Inc.                                    700           17,150
Primark Corp.*                                               600           14,925
Public Service Co. of New Mexico                             900           16,875
Public Service Co. of North Carolina Inc.                    200            3,600
Public Service Enterprise Group                              900           24,188
Rochester Gas & Electric Corp.                               800           14,900
Seagull Energy Corp.*                                      1,328           28,718
Sierra Pacific Resources                                     700           19,513
SIGCORP, Inc.                                                500           17,000
Sonat Inc.                                                   300           14,775
South Jersey Industries Inc.                                 100            2,350
Southern Co.                                               2,800           61,950
Southern Union Co. (New)                                     300            7,463
Southwest Gas Corp.                                          300            5,738
Southwestern Energy Co.                                      300            4,463
Tejas Gas Corp.                                              300           12,188
Texas Utilities Co.                                          600           24,300
TNP Enterprises Inc.                                         300            7,763
Triarc Cos., Inc. Class A*                                   400            4,700
Tucson Electric Power Co.*                                   400            7,900
UGI Corp. (New)                                              700           16,538
Unicom Corp.                                                 800           20,800
Union Electric Co.                                           100            3,863
United Illuminating Co.                                      200            6,650
United Water Resources Inc.                                  400            6,250
WPS Resources Corp.                                          600           17,850
Washington Energy Co.                                        300            5,775
Western Gas Resources Inc.                                   300            4,763
Wicor Inc.                                                   500           17,813
Williams Cos. Inc.                                           400           20,900
                                                                       ----------
                                                                        1,274,200
                                                                       ----------
                                                                       34,363,616
                                                                       ----------
INTERNATIONAL -- 14.7%
AUSTRALIA -- 0.3%
Australia & New Zealand Banking Group                      3,979           23,244
Broken Hill Proprietary Co., Ltd.                          5,127           68,070
Coca Cola Amatil                                           1,466           20,161
Commonwealth Bank Group                                    2,675           25,126
National Australia Bank                                    3,902           42,837
News Corp., Ltd.                                           5,204           29,617
Western Mining Corp.                                       2,887           18,147
Westpac Banking Corp.                                      4,930           28,136
                                                                       ----------
                                                                          255,338
                                                                       ----------

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
BELGIUM--0.2%
Electrabel                                                   186         $ 43,175
Electrabel, VVPR Strip                                        25               26
Fortis AG                                                    104           14,605
Generale de Banque                                            68           23,764
Petrofina SA                                                  57           17,526
Societe Generale de Belgique                                 173           12,924
Tractebel                                                     15                7
Tractebel Investor International                              33           15,712
                                                                          -------
                                                                          127,739
                                                                          -------
CANADA--0.5%
Alcan Aluminum Ltd.                                          551           18,090
BCE Inc.                                                     816           37,476
Bank of Montreal                                             651           19,697
Bank of Nova Scotia, Halifax                                 565           17,812
Barrick Gold Corp.                                         1,453           38,054
Canadian Imperial Bank of Commerce                           643           26,724
Canadian Pacific Ltd                                         866           21,905
Imperial Oil Ltd. (New)                                      472           20,797
Inco Ltd                                                     450           14,220
Noranda Inc.                                                 686           15,126
Northern Telecom Ltd.                                        660           42,992
Placer Dome Inc.                                             585           14,034
Royal Bank of Canada, Montreal Quebec                        769           25,419
Seagram Co. Ltd.                                             972           36,626
Thomson Corp.                                              1,539           30,948
                                                                          -------
                                                                          379,920
                                                                          -------
DENMARK--0.1%
D/S 1912 Class B                                               1           25,119
Novo Nordisk A/S Series B                                     97           16,155
Tele Danmark A/S Series B                                    340           17,140
                                                                          -------
                                                                           58,414
                                                                          -------
FRANCE--0.9%
AXA Groupe SA                                                500           31,061
Alcatel Alsthom CGE SA                                       397           33,857
Banque Nationale de Paris                                    508           19,008
Canal Plus                                                    67           16,578
Carrefour                                                     99           54,937
Compagnie Financiere de Paribas (Bearer)                     312           20,078
Compagnie Generale de Eaux                                   313           37,407
Compagnie de Saint-Gobain SA                                 221           29,827
Danone Groupe                                                188           25,741
Elf Aquitaine                                                705           56,372
L'Air Liquide                                                189           29,168

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
L'Oreal SA                                                   174         $ 58,913
LVMH Moet Hennessy Louis Vuitton                             226           51,809
Lafarge Coppee SA                                            245           14,702
Lyonnaise des Eaux-Dumez                                     154           13,615
Michelin (CGDE) Class B (Reg.)                               302           14,561
PSA Peugeot Citroen                                          130           13,553
Pinault Printemps Redoute SA                                  58           21,873
Renault (Reg.)                                               633           13,496
Rhone-Poulenc SA A Shares                                    850           25,188
Roussel Uclaf                                                 71           18,790
Sanofi                                                       270           24,457
Schneider SA                                                 350           17,115
Societe Generale                                             232           25,004
Suez Group                                                   429           18,469
TOTAL Class B                                                622           48,653
Union des Assurances de Paris                                821           17,054
                                                                          -------
                                                                          751,286
                                                                          -------
GERMANY--1.1%
BASF AG                                                    1,490           47,620
Bayer AG                                                   1,964           74,208
Bayerische Hypotheken & Wechsel Bank AG                      629           18,421
Bayerische Motoren Werk AG                                    61           35,688
Bayerische Vereinsbank AG                                    572           21,510
Commerzbank AG                                             1,000           22,405
Daimler Benz AG                                            1,442           84,650
Deutsche Bank AG                                           1,293           59,886
Dresdner Bank AG                                           1,151           30,782
Hoechst AG                                                 1,600           60,169
Linde AG                                                      22           13,619
Lufthansa AG                                               1,360           17,781
Mannesmann AG                                                 92           35,721
Metro AG                                                     245           20,093
Muenchener Rueckversicherung                                  10           19,480
Muenchener Rueckversicherung (Reg.)                           23           54,979
RWE AG                                                       846           34,825
RWE AG (Non Voting)                                          500           16,970
Sap AG                                                       132           17,868
Siemens AG                                                 1,560           80,606
Thyssen AG                                                    77           13,779
Veba AG                                                    1,378           73,495
Vereinigte Elektrizitatswerke Westfalen
  Series B                                                    43           14,311
Viag AG                                                       71           26,255
Viag AG*                                                      12            4,366
Volkswagen AG                                                 86           33,860
                                                                          -------
                                                                          933,347
                                                                          -------

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
HONG KONG--0.7%
CITIC Pacific                                              9,000         $ 43,765
Cathay Pacific Airways                                     7,000           10,954
Cheung Kong Holdings                                       5,000           40,092
China Light & Power                                        9,000           41,786
Hang Seng Bank Ltd.                                        3,400           40,344
Henderson China                                               12               27
Henderson Land Development Co.                             5,000           44,457
Hong Kong Electric Holdings Ltd.                          12,500           40,011
Hong Kong Telecommunications Ltd.                         23,010           40,621
Hutchison Whampoa Ltd.                                     8,000           55,870
New World Development Co.                                  7,158           41,658
Sun Hung Kai Properties                                    5,000           56,905
Swire Pacific Ltd. Class A                                 6,000           52,960
Wharf Holdings                                             9,000           37,130
                                                                          -------
                                                                          546,580
                                                                          -------
ITALY--0.3%
Assicurazioni Generali                                     2,159           41,700
Fiat SpA                                                   8,042           21,497
Fiat SpA, di Risp (Non-Convertible)                        5,394            7,823
INA                                                       10,028           13,849
Istituto Bancario San Paolo di Torino                      2,207           13,094
STET                                                       9,950           34,369
STET di Risp (Non-Convertible)                             2,791            7,433
Telecom Italia                                            16,255           36,217
Telecom Italia di Risp (Non-Convertible)                   5,096            9,708
Telecom Italia Mob                                        17,228           35,603
Telecom Italia Mob di Risp                                16,046           18,299
                                                                          -------
                                                                          239,592
                                                                          -------
JAPAN--4.8%
Ajinomoto Co., Inc.                                        1,000           10,628
All Nippon Airways Co., Ltd.                               2,000           16,670
Asahi Bank                                                 5,000           51,381
Asahi Chemical Industry Co.                                2,000           12,472
Asahi Glass Co., Ltd.                                      2,000           21,079
Bank of Tokyo-Mitsubishi, Ltd.                             8,800          179,316
Bank of Yokohama                                           2,000           14,826
Bridgestone Corp.                                          2,000           33,727
Canon Inc.                                                 2,000           38,294
Chiba Bank                                                 1,000            7,518
Chubu Electric Power Co.                                   1,000           20,640
Chugoku Electric Power Co., Inc.                           1,000           20,113
DDI Corp.                                                      2           15,019
Dai Nippon Printing Co.                                    1,000           16,864
Dai-Ichi Kangyo Bank, Ltd.                                 6,000           97,492

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Daiei Inc.                                                 1,000         $  8,871
Daiwa Bank                                                 4,000           22,660
Daiwa House Industries Co.                                 1,000           13,877
Daiwa Securities Co.                                       3,000           32,410
Denso Corp.                                                2,000           41,456
East Japan Railway Co.                                         4           18,374
Fuji Bank, Ltd.                                            6,000          108,032
Fuji Photo Film Co.                                        1,000           28,721
Fujitsu Ltd.                                               3,000           26,349
Gunma Bank                                                 1,000            8,871
Hachijuni Bank                                             1,000           10,013
Hitachi Ltd.                                               7,000           62,097
Honda Motor Co., Ltd.                                      2,000           47,780
Industrial Bank of Japan, Ltd.                             5,320          106,068
Ishikawajima-Harima Heavy Industries                       3,000           13,833
Isuzu Motors Ltd.                                          2,000            9,890
Ito-Yokado Co., Ltd.                                       1,000           49,888
Itochu Corp.                                               2,000           12,068
Japan Air Lines Co., Ltd.                                  3,000           17,127
Japan Tobacco Inc.                                             2           14,123
Joyo Bank                                                  1,000            6,605
Joyo Bank (Rights expire 11/20/96)*                          100              309
Jusco Co.                                                  1,000           29,687
Kajima Corp.                                               2,000           17,197
Kansai Electric Power Co.                                  2,000           41,983
Kao Corp.                                                  1,000           11,769
Kawasaki Heavy Industries                                  2,000            9,152
Kawasaki Steel Co.                                         5,000           15,414
Kinki Nippon Railway Co.                                   4,060           26,923
Kirin Brewery Co., Ltd.                                    2,000           20,552
Kobe Steel                                                 7,000           16,600
Kokusai Denki                                              1,000           86,514
Komatsu Ltd.                                               2,000           16,372
Kubota Corp.                                               2,000           11,313
Kyocera Corp.                                              1,000           65,961
Kyushu Electric Power Co.                                  2,000           40,929
Long-Term Credit Bank of Japan                             4,000           26,525
Marubeni Corp.                                             2,000            9,257
Marui Co.                                                  1,000           18,532
Matsushita Electric Industrial Co., Ltd.                   4,000           63,941
Matsushita Electric Works                                  1,000            9,661
Mazda Motor Corp.                                          3,000           13,306
Mitsubishi Chemical Corp.                                  4,000           16,337
Mitsubishi Corp.                                           3,000           33,464
Mitsubishi Electric Corp.                                  5,000           28,940
Mitsubishi Estate Co.                                      3,000           37,416

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Mitsubishi Heavy Industries                                7,000         $ 53,796
Mitsubishi Materials Co.                                   4,000           17,777
Mitsubishi Motors                                          1,000            8,274
Mitsubishi Trust & Banking Corp.                           3,000           44,267
Mitsui & Co.                                               4,000           32,322
Mitsui Fudosan Co.                                         2,000           24,768
Mitsui Trust & Banking Co.                                 2,000           19,323
NEC Corp.                                                  3,000           32,673
NKK Corp.                                                  6,000           15,072
Nikko Securities Co.                                       3,000           28,721
Nippon Credit Bank                                         2,000            6,025
Nippon Express Co.                                         2,000           16,249
Nippon Oil Co.                                             2,000           11,418
Nippon Paper Industries Co.                                3,000           16,916
Nippon Steel Corp.                                        15,000           43,740
Nippon Telegraph & Telephone Corp.                            22          153,616
Nippon Yusen Kabushiki Kaisha                              2,000           10,013
Nissan Motor Co., Ltd.                                     4,000           30,249
Nomura Securities Co., Ltd.                                4,000           66,049
Obayashi Corp.                                             1,000            7,712
Odakyu Electric Railway Co.                                   30              185
Oji Paper Co. (New)*                                       1,000            7,308
Osaka Gas Co.                                              4,000           12,367
Ricoh Co., Ltd.                                            1,000            9,925
Rohm Co.                                                   1,000           59,286
Sakura Bank                                                6,000           56,914
Sankyo Co.                                                 1,000           24,768
Sanwa Bank                                                 6,000          102,235
Sanyo Electric Co., Ltd.                                   3,000           14,545
Seibu Railway Co.                                          1,000           47,868
Sekisui Chemical Co.                                       1,000           11,155
Sekisui House                                              1,000           10,540
Seven-Eleven Japan Co.                                     1,100           63,959
Sharp Corp.                                                2,000           30,390
Shikoku Electric Power Co.                                 1,000           20,201
Shimizu Corp.                                              1,000            9,047
Shin-Etsu Chemical Co.                                     1,000           17,127
Shizuoka Bank                                              2,000           22,836
Sony Corp.                                                 1,000           59,989
Sumitomo Bank                                              6,000          105,397
Sumitomo Chemical Co.                                      2,000            8,537
Sumitomo Corp.                                             2,000           16,143
Sumitomo Electric Industries                               1,000           13,175
Sumitomo Marine & Fire Insurance Co.                       1,000            7,167
Sumitomo Metal Industries                                  5,000           13,746
Sumitomo Trust & Banking Co.                               2,000           22,133

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Suzuki Motor Corp.                                         1,000        $  10,188
Taisei Corp.                                               1,000            6,148
Taisho Pharmaceutical Co.                                  1,000           19,850
Takeda Chemical Industries                                 2,000           34,254
Tobu Railway Co.                                           3,000           16,890
Tohoku Electric Power Co.                                  1,000           20,289
Tokai Bank                                                 4,000           46,375
Tokio Marine & Fire Insurance Co.                          3,000           32,937
Tokyo Electric Power Co., Inc.                             3,000           68,772
Tokyo Gas Co.                                              5,000           15,590
Tokyu Corp.                                                2,000           13,438
Tonen Corp.                                                1,000           12,823
Toppan Printing Co.                                        1,000           12,209
Toray Industries Inc.                                      2,000           12,068
Toshiba Corp.                                              7,000           43,775
Toyo Seikan Kaisha                                         1,000           31,619
Toyo Trust & Banking Co.                                   1,000            8,537
Toyoda Automatic Loom                                      1,000           18,532
Toyota Motor Corp.                                         7,000          165,386
Yamaichi Securities Co.                                    2,000           11,137
Yamanouchi Pharmaceutical Co.                              1,000           20,289
Yasuda Fire & Marine Insurance Co.                         1,000            6,350
Yasuda Trust & Banking Co.                                 4,000           19,498
                                                                        ---------
                                                                        3,936,083
                                                                        ---------
NETHERLANDS--0.9%
ABN-Amro Holdings NV                                         846           47,817
Aegon NV                                                     693           35,248
Akzo Nobel NV                                                184           23,186
Dordtsche Petrol                                              92           15,996
Elsevier NV                                                1,717           28,537
Fortis Amev NV, CVA                                          490           14,642
Heineken NV                                                  130           24,556
ING Groep NV                                               1,976           61,608
Koninklijke Ahold NV                                         504           29,408
Koninklijke PTT Nederland                                  1,249           45,199
Philips Electronics NV                                       895           31,544
PolyGram NV                                                  467           21,937
Royal Dutch Petroleum Co. (Bearer)                         1,453          239,954
SGS-Thomson Microelectronics NV*                             374           19,817
Unilever NV, CVA                                             415           63,105
Wolters Kluwer NV, CVA                                       175           22,495
                                                                        ---------
                                                                          725,049
                                                                        ---------
SINGAPORE--0.2%
City Developments                                          2,000           15,761
Hong Kong Land Holdings                                    7,180           16,011

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Jardine Matheson Holdings Ltd.                                35          $   198
Overseas Chinese Bank (alien market)                       2,209           25,250
Singapore Airlines Ltd. (alien market)                     3,000           26,411
Singapore Telecommunications                              40,000           93,149
United Overseas Bank (alien market)                        2,000           19,453
                                                                          -------
                                                                          196,233
                                                                          -------
SPAIN--0.3%
Argentaria Corp.                                             326           12,775
Banco Bilbao-Vizcaya SA (Reg.)                               583           28,329
Banco de Santander SA (Reg.)                                 414           21,252
Empresa Nacional de Electricidad                             675           41,316
Gas Natural SDG SA                                            97           16,968
Iberdrola SA                                               2,409           25,582
Repsol, SA                                                   778           25,396
Telefonica Internacional de Espana, SA                     2,438           48,915
                                                                          -------
                                                                          220,533
                                                                          -------
SWEDEN--0.3%
ABB AB Series A                                              164           18,581
ABB Series B                                                  59            6,577
Astra AB Series A                                          1,228           56,398
Astra AB Series B                                            298           13,596
L.M. Ericsson Telephone Series B                           2,720           73,629
Sandvik AB Series A                                          813           19,164
Sandvik AB Series B                                          338            7,967
Volvo AB Series A                                            858           17,745
Volvo AB Series B                                            787           16,337
                                                                          -------
                                                                          229,994
                                                                          -------
SWITZERLAND--1.0%
ABB AG (Bearer)                                               20           24,715
ABB AG (Reg.)                                                 25            6,092
CS Holding (Reg.)                                            453           45,246
Ciba-Geigy Ltd. (Bearer)                                       7            8,584
Ciba-Geigy Ltd. (Reg.)                                        66           81,299
Cie Financiere Richemont Series A (Bearer)                    15           22,844
Holderbank Financiere Glaris (Bearer)                         17           11,768
Holderbank Financiere Glaris (Regd)                           82           11,466
Nestle Ltd. (Reg.)                                           109          118,400
Roche Group Holding AG                                        20          151,266
Roche Group Holding AG (Bearer)                                4           49,051
Sandoz Ltd. (Bearer)                                           7            8,108
Sandoz Ltd. (Reg.)                                            95          109,806
Schweizerische Bankgesellschaft (Bearer)                      62           59,057
Schweizerische Bankgesellschaft (Reg.)                        34            6,563
Schweizerischer Bankverein (Reg.)                            298           57,407

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Winterthur (Reg.)                                             20         $ 11,915
Zurich Versicherung (Reg.)                                   108           29,563
                                                                          -------
                                                                          813,150
                                                                          -------
UNITED KINGDOM--3.1%
Abbey National                                             4,273           44,371
Allied Domecq PLC                                          2,602           20,074
Asda Group                                                 7,862           14,972
Associated British Foods                                   2,656           18,243
BAA                                                        2,573           20,730
BAT Industries                                             8,009           55,531
BOC Group                                                  1,201           16,635
BTR                                                       10,369           43,457
Barclays                                                   4,223           66,294
Bass                                                       2,160           27,703
Boots Co.                                                  2,323           23,555
British Aerospace                                          1,067           20,267
British Airways                                            2,412           21,710
British Gas                                               11,258           34,998
British Petroleum Co.                                     15,677          168,469
British Sky Broadcast                                      4,306           40,439
British Steel                                              4,942           13,734
British Telecom                                           16,179           99,407
Cable & Wireless                                           5,805           46,107
Cadbury Schweppes                                          2,464           20,533
Commercial Union Assurance Co.                             1,687           17,847
GKN                                                          946           17,784
General Electric Co.                                       7,132           44,111
Glaxo Wellcome                                             9,642          151,441
Granada Group                                              2,300           33,130
Grand Metropolitan, Inc.                                   5,535           41,756
Great University Stores                                    2,463           24,614
Guinness                                                   4,948           35,435
HSBC Holdings                                              2,164           45,471
HSBC Holdings (Hong Kong)                                  4,765           97,642
Hanson Industries                                         23,040           30,187
Imperial Chemical Industries                               1,772           22,756
Imperial Tobacco*                                          1,387            8,127
J. Sainsbury PLC                                           4,531           26,844
Kingfisher                                                 1,668           17,782
Legal & General Group                                      3,077           16,226
Lloyds Abbey Life                                          1,751           17,883
Lloyds TSB Group                                          13,782           87,371
Marks & Spencer PLC                                        7,269           61,048
National Power Development                                 2,904           19,143
National Westminster Bancorp                               4,374           49,941
Pearson, Inc.                                              1,355           16,717

------------------------------------------------------------------------------

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
Powergen                                                   1,831       $   15,199
Prudential Corp.                                           4,770           36,101
RTZ Corp. PLC                                              2,634           42,142
Rank Group                                                 4,283           28,477
Reed International                                         1,374           25,584
Rentokil Group                                             3,980           26,721
Reuters Holdings PLC                                       4,937           61,471
Royal Bank of Scotland                                     2,000           16,374
Safeway PLC                                                2,871           17,033
Scot & Newcastle                                           1,495           15,536
Scottish Power                                             3,124           15,966
Shell Transport & Trading Co.                              9,223          151,165
Siebe                                                      1,085           17,024
SmithKline Beecham PLC (New)                               7,540           93,146
Standard Chartered PLC                                     2,413           26,039
Tesco                                                      5,173           28,037
Thorn EMI                                                  1,070           21,020
Unilever                                                   1,987           41,752
United News & Media PLC                                    1,280           14,042
Vendome Lux Group SA (units)                               1,749           16,511
Vodafone Group                                             7,977           30,836
Whitbread                                                  1,204           14,109
Zeneca Group                                               2,455           66,889
                                                                       ----------
                                                                        2,521,659
                                                                       ----------
                                                                       11,974,540
                                                                       ----------
TOTAL COMMON STOCK
  (Cost $41,293,555)                                                   46,338,156
                                                                       ----------
PREFERRED STOCK--0.1%
AUSTRALIA--0.0%
News Corp. Ltd. (Limited Voting Shares)                    2,555           11,240
                                                                       ----------
GERMANY--0.0%
Metro AG (Non-Voting)*                                       186           11,238
Sap AG (Non-Voting)                                           99           13,323
Volkswagen AG (Non-Voting)                                    24            7,282
                                                                       ----------
                                                                           20,605
                                                                       ----------
ITALY--0.0%
Fiat SpA                                                  11,680           16,554
                                                                       ----------

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
UNITED STATES--0.0%
Aetna Inc. 6.25% Class C (Voting)                             44          $ 3,086
Fresenius National Medical Care Inc. Class D
  (Special Dividend)*                                        400               52
Teledyne, Inc. Series E                                        1               16
                                                                           ------
                                                                            3,154
                                                                           ------
TOTAL PREFERRED STOCK
  (Cost $64,327)                                                           62,791
                                                                           ------
WARRANTS--0.0%
SWITZERLAND--0.0%
Schweizerische Bankverein (expire 6/30/00)*                   20               51
                                                                           ------
UNITED STATES--0.0%
Jacor Communications Inc. (expire 09/18/01)*                 300              628
                                                                           ------
TOTAL WARRANTS
  (Cost $6,756)                                                               679
                                                                           ------

------------------------------------------------------------------------------

                                                          Par            Value
                                                       ----------     -----------
U.S. TREASURY OBLIGATIONS--34.1%(A)
U.S. Treasury Bonds
 10.00%, 05/15/10                                       $ 475,000      $  585,072
 10.38%, 11/15/12                                         500,000         648,610
  7.25%, 05/15/16                                       5,000,000       5,296,950
  7.50%, 11/15/16                                         500,000         542,575
  8.13%, 08/15/19                                       3,925,000       4,547,741
  7.25%, 08/15/22                                         750,000         795,413
  7.13%, 02/15/23                                       1,200,000       1,256,364
  6.25%, 08/15/23                                         725,000         681,123
U.S. Treasury Notes
  5.88%, 08/15/98                                       1,775,000       1,779,722
  6.13%, 08/31/98                                       3,200,000       3,222,496
  5.00%, 02/15/99                                         500,000         491,600
  7.00%, 04/15/99                                         600,000         616,098
  7.50%, 10/31/99                                       1,900,000       1,980,351
  5.75%, 10/31/00                                       1,500,000       1,485,780
  6.25%, 04/30/01                                         500,000         503,685
  6.38%, 08/15/02                                         900,000         910,935
  5.88%, 02/15/04                                       1,150,000       1,124,930
  6.50%, 05/15/05                                         400,000         404,416
  6.50%, 08/15/05                                         200,000         202,240
  6.88%, 05/15/06                                         500,000         518,185
                                                                      -----------
TOTAL U.S. TREASURY OBLIGATIONS (Cost
  $27,154,668)                                                         27,594,286
                                                                      -----------
AGENCY OBLIGATIONS-COUPON NOTES--2.2%(A)
Federal National Mortgage Assoc.
  8.50%, 02/01/05                                       1,050,000       1,110,774
  7.25%, 06/01/05                                         650,000         656,032
                                                                      -----------
TOTAL AGENCY OBLIGATIONS--COUPON NOTES
  (Cost $1,757,834)                                                     1,766,806
                                                                      -----------
CASH EQUIVALENTS--10.8%
Federal Home Loan Bank Consolidated
  Discount Notes(b)
  5.30%, 01/30/97                                       3,950,000       3,899,123

SCHWAB ASSET DIRECTOR--BALANCED GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Par            Value
                                                       ----------     -----------
Federal Home Loan Mortgage Corp. Discount
  Notes(b)
  5.30%, 11/01/96                                      $3,240,000     $ 3,240,000
                                                         Shares
                                                       ----------
Seven Seas Money Market Fund(c)
  5.04%, 11/07/96                                       1,594,120       1,594,120
                                                                       ----------
TOTAL CASH EQUIVALENTS
  (Cost $8,732,671)                                                     8,733,243
                                                                       ----------
TOTAL INVESTMENTS--104.3%
  (Cost $79,009,811)                                                   84,495,961
                                                                       ----------
OTHER ASSETS AND LIABILITIES--(4.3%)
  Other Assets                                                            871,473
  Liabilities                                                          (4,386,970)
                                                                       ----------
                                                                       (3,515,497)
                                                                       ----------
NET ASSETS--100% (Note 7)
Applicable to 7,331,569 outstanding shares,
$0.00001 par value (unlimited shares
authorized)                                                           $80,980,464
                                                                       ----------
                                                                       ----------
NET ASSET VALUE PER SHARE                                                  $11.05
                                                                            -----
                                                                            -----

See accompanying Notes to Statements of Net Assets.

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
COMMON STOCK--38.1%
DOMESTIC--28.1%
AEROSPACE/DEFENSE--0.5%
Alliant Techsystems Inc.*                                     100        $  4,632
BFGoodrich Co.                                                100           4,238
Boeing Co.                                                    100           9,538
Coltec Industries Inc.*                                       200           3,450
Gencorp Inc.                                                  100           1,650
General Dynamics Corp.                                        100           6,863
Lockheed Martin Corp.                                         200          17,925
McDonnell Douglas Corp.                                       200          10,900
Northrop Grumman Corp.                                        100           8,075
OEA, Inc.                                                     100           3,775
Orbital Sciences Corp. Class A*                               100           2,113
Raytheon Co.                                                  200           9,850
Rockwell International Corp.                                  200          11,000
Rohr Industries Inc.*                                         100           1,850
Textron Inc.                                                  100           8,875
Thiokol Corp.                                                 100           4,188
Trimble Navigation Ltd.*                                      100           1,419
United Technologies Corp.                                     100          12,875
                                                                          -------
                                                                          123,216
                                                                          -------
AIR TRANSPORTATION--0.2%
AMR Corp.*                                                    100           8,400
America West Airlines, Inc. Class B*                          100           1,150
Atlantic Southeast Airlines Inc.                              100           2,100
Atlas Air Inc.*                                               100           3,688
Comair Holdings Inc.                                          150           3,000
Delta Airlines Inc.                                           100           7,088
Mesa Air Group Inc.*                                          100             938
Offshore Logistics, Inc.*                                     100           1,681
Southwest Airlines Co.                                        100           2,250
Trans World Airlines Inc. (New)*                              200           1,600
USAir Group, Inc.*                                            600          10,425
                                                                          -------
                                                                           42,320
                                                                          -------
ALCOHOLIC BEVERAGES--0.2%
Adolph Coors Co. Class B                                      500           9,719
Anheuser-Busch Companies, Inc.                                200           7,700
Brown Forman Corp. Class B                                    100           4,325
Canandaigua Wine Co., Inc. Class A*                           100           2,288
Seagram Ltd                                                   300          11,363
                                                                          -------
                                                                           35,395
                                                                          -------

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
APPAREL--0.3%
Brown Group Inc.                                              100         $ 2,063
Burlington Industries Inc.*                                   300           3,413
Cone Mills Corp.*                                             100             788
Justin Industries Inc.                                        100           1,025
Kellwood Co.                                                  100           1,800
Liz Claiborne Inc.                                            100           4,225
Men's Wearhouse, Inc.                                         100           2,056
NIKE, Inc. Class B                                            200          11,775
Phillips-Van Heusen Corp.                                     100           1,100
Reebok International Ltd.                                     100           3,575
Springs Industries Inc.                                       200           9,025
St. John's Knits, Inc.                                        200           9,150
Stride Rite Corp.                                             200           1,650
V.F. Corp.                                                    100           6,538
Wolverine World Wide Inc.                                     150           3,713
                                                                           ------
                                                                           61,896
                                                                           ------
AUTOMOTIVE PRODUCTS--0.1%
Armor-All Products Corp.                                      100           1,663
Carlisle Cos. Inc.                                            100           5,688
Cooper Tire & Rubber                                          100           1,963
Discount Auto Parts Inc.*                                     100           2,175
Goodyear Tire & Rubber                                        100           4,588
                                                                           ------
                                                                           16,077
                                                                           ------
BANKS--2.1%
Associated Banc-Corp.                                         100           3,988
Banc One Corp.                                                307          13,009
Bancorp South, Inc.                                           100           2,519
Bank of Boston Corp.                                          100           6,400
Bank of New York Co., Inc.                                    200           6,625
BankAmerica Corp.                                             100           9,150
Bankers Trust New York Corp.                                  100           8,450
Barnett Banks, Inc.                                           200           7,625
Boatmens Bancshares Inc.                                      100           6,081
CCB Financial Corp.                                           100           5,700
Centura Banks Inc.                                            100           3,888
Chase Manhattan Corp. (New)                                   308          26,411
Chemical Financial Corp.                                      100           3,738
Citicorp                                                      200          19,800
Citizens Bancorp                                              100           5,100
City National Corp.                                           100           1,750
Comerica Inc.                                                 100           5,313
Corestates Financial Corp.                                    100           4,863
Cullen/Frost Bankers Inc.                                     200           6,038
Dauphin Deposit Bank & Trust Co.                              200           6,525

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Deposit Guaranty Corp.                                        100         $ 5,013
F & M National Corp.                                          100           1,850
Fifth Third Bancorp                                           100           6,275
First Bank System Inc.                                        188          12,408
First Chicago NBD Corp.                                        81           4,131
First Citizens Bancshares Inc.                                100           6,725
First Commercial Corp.                                        112           3,806
First Commonwealth Financial Corp.                            100           1,800
First Financial Bancorp                                       220           6,848
First Hawaiian, Inc.                                          200           6,200
First Michigan Bank Corp.                                     140           3,500
First Union Corp.                                             135           9,821
Fleet Financial Group Inc. (New)                              189           9,426
Fulton Financial Corp.                                        110           2,186
Hancock Holding Co.                                           100           3,988
Imperial Bancorp                                              162           3,108
J.P. Morgan & Co. Inc.                                        200          17,275
Keycorp (New)                                                 200           9,325
Keystone Financial Inc.                                       150           3,881
Long Island Bancorp Inc.                                      100           2,981
MBNA Corp.                                                    150           5,663
Magna Group Inc.                                              100           2,788
Mark Twain Bancshares Inc.                                    100           4,588
Mellon Bank Corp.                                             100           6,513
Mid-Am, Inc.                                                  110           1,939
National Bancorp of Alaska, Inc.                              100           6,475
National City Corp.                                           100           4,338
National Commerce Bancorp                                     100           3,525
NationsBank Corp.                                             200          18,850
North Fork Bancorporation                                     100           3,163
Norwest Corp.                                                 300          13,163
ONBANCorp, Inc.                                               100           3,644
Old National Bancorp                                          100           3,638
One Valley Bancorp of West Virginia Inc.                      125           4,039
PNC Bank Corp.                                                100           3,625
People's Bank Bridgeport Conn.                                100           2,563
Provident Bancorp Inc.                                        150           6,647
Regions Financial Corp.                                        76           3,791
Republic New York Corp.                                       100           7,625
Riggs National Corp. Washington D.C.                          100           1,700
Security Capital Corp.                                        100           6,625
Sumitomo Bank                                                 100           2,538
Summit Bancorp                                                 90           3,679
Suntrust Banks, Inc.                                          200           9,325
Toronto-Dominion Bank                                         176           4,114
TrustCo Bank Corp. NY                                         115           2,516

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Trustmark Corp.                                               100        $  2,475
U S Trust Corp. (New)                                         100           6,250
U.S. Bancorp                                                  100           3,994
UMB Financial Corp.                                           110           4,304
UST Corp.                                                     100           1,788
United Carolina Bancshares Corp.                              150           3,863
Wachovia Corp. (New)                                          100           5,375
Wells Fargo & Co.                                              66          17,630
Westamerica Bancorp                                           100           5,088
Whitney Holding Corp.                                         100           3,188
                                                                          -------
                                                                          464,549
                                                                          -------
BUSINESS MACHINES & SOFTWARE--2.2%
3COM Corp.                                                    200          13,538
AST Research Inc.*                                            100             456
Apple Computer, Inc.                                          100           2,313
Auspex Systems, Inc.*                                         100           1,019
Bay Networks, Inc.                                            200           4,050
Borland International Inc.*                                   100             509
Broderbund Software Inc.*                                     100           2,800
Cabletron Systems Inc.*                                       100           6,238
Ceridian Corp.*                                                57           2,829
Cheyenne Software Inc.*                                       200           6,075
Cisco Systems Inc.                                            400          24,725
Compaq Computer Corp.*                                        200          13,925
Computer Assoc. International Inc.                            300          17,738
Computer Horizons Corp.                                       100           3,113
Computer Sciences Corp.*                                      179          13,291
Compuware Corp.*                                              200          10,600
Comverse Technology Inc. (New)*                               100           3,488
Data General Corp.*                                           300           4,463
Dell Computer Corp.                                           100           8,150
Dialogic Corp.*                                               100           3,388
Digital Equipment Corp.*                                      100           2,950
EMC Corp.*                                                    200           5,250
Exabyte Corp.*                                                100           1,306
HCIA Inc.*                                                    100           2,800
HNC Software Inc.                                             100           3,138
Hewlett Packard Co.                                           600          26,475
Honeywell Inc.                                                100           6,213
INSO Corp.                                                    100           4,913
Intergraph Corp.*                                             500           4,719
International Business Machines                               400          51,600
Learning Co. Inc.*                                            100           2,092
McAfee Associates, Inc.                                       225          10,252
Medic Computer Systems, Inc.                                  200           5,600
Microchip Technology Inc.*                                    200           7,225

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Microsoft Corp.*                                              400        $ 54,925
National Instruments Corp.*                                   100           2,900
Network General Corp.                                         200           4,788
Novell Inc.*                                                  300           2,794
Novellus Systems, Inc.*                                       100           4,125
Oak Technology                                                200           2,000
Oracle Systems Corp.                                          300          12,694
Pitney Bowes Inc.                                             100           5,588
Platinum Technology Inc.*                                     300           4,350
Pure Atria Corp.*                                             154           4,187
Quantum Corp.*                                                300           6,056
Rational Software Corp. (New)                                 200           7,638
Read-Rite Corp.*                                              200           3,525
Safeguard Scientifics Inc.                                    200           7,950
Seagate Technology, Inc.                                      188          12,549
Security Dynamics Technology                                  100           8,075
Sequent Computer Systems, Inc.*                               100           1,481
Silicon Graphics Inc.*                                        122           2,257
Stratus Computer Inc.*                                        100           2,238
Structural Dynamics Research Corp.*                           200           3,538
Sun Microsystems Inc.                                         200          12,188
System Software Associates, Inc.                              200           2,338
Tandem Computers Inc.*                                        100           1,263
Tech Data Corp.*                                              200           5,138
Transaction Systems Architects Inc. Class A                   200           8,200
Unisys Corp.*                                                 200           1,250
Wang Laboratories Inc. (New)*                                 100           2,331
Xerox Corp.                                                   100           4,638
                                                                          -------
                                                                          468,245
                                                                          -------
BUSINESS SERVICES--1.6%
Access Health Inc.                                             50           1,638
Accustaff Inc.                                                300           7,988
Affiliated Computer Services Inc. Class A                     100           5,425
Allegiance Corp.*                                              40             750
Alternative Resources Corp.                                   100           1,994
American Business Information, Inc.                           100           1,900
American Business Products, Inc.                              100           2,225
American Management Systems, Inc.                             150           4,763
American Medical Response, Inc.*                              100           3,000
Amresco Inc.                                                  100           2,094
Analysts International Corp.                                  200           4,900
Apollo Group, Inc. Class A                                    225           6,131
Automatic Data Processing, Inc.                               200           8,325
BISYS Group, Inc.*                                            100           3,731
Bbn Corp.*                                                    100           2,138
Bell & Howell Co. (New)*                                      100           2,675

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Bowne & Co. Inc.                                              100         $ 2,338
Browning Ferris Industries Inc.                               100           2,625
CDI Corp.*                                                    100           2,750
Cambridge Technology Partners                                 300           9,863
Camco International Inc.                                      100           3,875
Catalina Marketing Corp.                                      200          10,175
Cerner Corp.                                                  100           1,194
Checkfree Corp.*                                              200           3,625
Coventry Corp.*                                               100           1,000
Culligan Water Technologies Inc.*                             100           3,750
Dames & Moore Inc.                                            100           1,338
DeVRY Inc.                                                    100           4,988
Deluxe Corp.                                                  100           3,263
Dionex Corp.                                                  100           3,875
Dun & Bradstreet Corp.                                        200          11,575
Dynatech Corp.*                                               100           4,956
Employee Solutions Inc.                                       200           4,400
Express Scripts Inc. Class A*                                 100           2,813
Fair Issac & Co. Inc.                                         100           3,763
Filenet Corp.*                                                100           2,825
First Data Corp.                                              200          15,950
Franklin Quest Co.*                                           100           2,025
G&K Services, Inc. Class A                                    100           2,900
H & R Block Inc.                                              100           2,475
Health Management Systems, Inc.                               150           3,506
Heritage Media Corp. Class A (New)                            200           3,050
Hon Industries Inc.                                           100           3,538
Horizon Healthcare Corp.*                                     200           2,075
Information Resources, Inc.*                                  100           1,269
Integrated Health Services Inc.                               100           2,463
Integrated Systems Inc. Class A                               100           2,663
Interim Services Inc.*                                        100           4,000
Interpublic Group of Companies, Inc.                          100           4,850
Jacobs Engineering Group Inc.*                                100           2,213
John H. Harland Co.                                           300           9,338
Keane, Inc.                                                   100           4,638
Kinder Care Learning Centers Inc.*                            100           1,981
Kirby Corp.*                                                  100           1,950
Laidlaw Inc. Class B (Non-Voting)                             200           2,350
Mariner Health Group Inc.*                                    100             838
Maxicare Health Plans Inc. (New)*                             100           1,869
Micro Warehouse, Inc.*                                        200           4,625
Molten Metal Technology, Inc.*                                100           1,338
Moore Corp. Ltd                                               100           2,025
National Data Corp.                                           200           8,225
National Education Corp.*                                     200           3,250

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Netcom Online Communications*                                 100        $  1,513
Network Equipment Technologies*                               100           1,338
Norrell Corp. Georgia                                         100           2,500
Ogden Corp.                                                   500           9,063
Orthodontic Centers of America Inc.                           200           2,850
PAXAR Corp.                                                   125           2,016
PHH Corp.                                                     200           5,950
Payment Services Inc.                                         200           4,000
Physician Corp. of America*                                   100           1,113
Physician Reliance Network                                    200           1,169
Physicians Computer Network*                                  200           1,788
Psinet Inc.*                                                  100             956
Quarterdeck Corp.*                                            100             516
R.R. Donnelley & Sons Co.                                     100           3,038
Rollins, Inc.                                                 200           3,825
SEI Corp.                                                     100           2,013
SPS Transaction Services, Inc.*                               100           1,600
Scientific Games Holdings Corp.*                              100           2,263
Service Corp. International                                   200           5,700
Standard Register Co.                                         100           2,600
Sun Healthcare Group Inc.*                                    100           1,275
Synetic Inc.*                                                 100           3,681
True North Communications                                     100           2,375
U.S.A. Waste Services Inc.*                                   320          10,240
United Waste Systems, Inc.                                    200           6,850
Universal Health Services Inc. Class B                        200           5,000
Valassis Communications Inc.*                                 100           1,800
Viad Corp.                                                    100           1,450
WMX Technologies Inc.                                         300          10,313
Zebra Technologies Corp. Class A                              200           5,750
                                                                          -------
                                                                          344,617
                                                                          -------
CHEMICAL--0.8%
A. Schulman Inc.                                              100           2,094
Air Products & Chemicals Inc.                                 100           6,000
Arcadian Corp.                                                200           4,925
Calgon Carbon Corp.                                           100           1,000
Chemed Corp.                                                  100           3,900
Crompton & Knowles Corp.                                      100           1,800
Dexter Corp.                                                  100           3,100
Dow Chemical Co.                                              200          15,550
E.I. Du Pont de Nemours & Co.                                 300          27,825
Eastman Chemical Co.                                          100           5,275
Ferro Corp.                                                   100           2,700
First Mississippi Corp.                                       100           2,900
Geon Co.                                                      100           1,963
Great Lakes Chemical Corp.                                    100           5,213

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
H.B. Fuller Co.                                               200        $  8,325
Hercules Inc.                                                 100           4,763
Lawter International Inc.                                     100           1,175
Lilly Industrial Inc. Class A                                 100           1,800
Millennium Chemicals Inc.*                                     30             608
Minnesota Mining & Manufacturing Co.                          200          15,325
Monsanto Co.                                                  300          11,888
Morton International Inc.                                     100           3,938
NCH Corp.                                                     100           5,575
NL Industries Inc. (New)                                      200           1,700
OM Group Inc.                                                 100           4,050
PPG Industries Inc.                                           200          11,400
Praxair Inc.                                                  100           4,425
Rohm & Haas Co.                                               100           7,138
Scotts Co. Class A*                                           100           1,863
Union Carbide Corp.                                           100           4,263
W R Grace & Co. (Delaware)*                                   100           5,300
Wellman Inc.                                                  100           1,775
                                                                          -------
                                                                          179,556
                                                                          -------
CONSTRUCTION--0.3%
Blount International Inc. Class A                             150           5,400
Calmat Co.                                                    100           1,863
Centex Construction Products Inc.                             100           1,563
Centex Corp.                                                  400          12,050
Del Webb Corp.                                                100           1,600
Fluor Corp.                                                   100           6,550
Global Industries Inc.                                        200           3,550
Kaufman & Broad Home Corp.                                    100           1,200
Mafco Consolidated Group Inc.*                                100           2,788
Pulte Corp.                                                   500          13,250
Regal Beloit Corp.                                            100           1,775
Sherwin Williams Co.                                          100           5,013
Southdown Inc.                                                100           2,738
Stone & Webster, Inc.                                         100           3,300
TJ International Inc.                                         100           1,938
Toll Brothers, Inc.*                                          100           1,713
                                                                          -------
                                                                           66,291
                                                                          -------
CONSUMER-DURABLE--0.2%
Bassett Furniture Industries Inc.                             100           2,238
Black & Decker Corp.                                          100           3,738
Champion Enterprises Inc.                                     200           3,950
Furniture Brands International Inc.*                          200           2,675
Harman International Industries Inc. (New)                    100           5,138
Interface Inc. Class A                                        100           1,675
Kimball International Inc. Class B                            100           3,600

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
La-Z-Boy Chair Co.                                            100        $  3,113
Masco Corp.                                                   100           3,138
Maytag Corp.                                                  100           1,988
National Presto Industries, Inc.                              100           3,750
Newell Co.                                                    100           2,838
Sturm, Ruger & Co., Inc.                                      200           3,750
Toro Co.                                                      200           6,275
Whirlpool Corp.                                               100           4,725
Zenith Electronics Corp.                                      100           1,313
                                                                          -------
                                                                           53,904
                                                                          -------
CONSUMER-NONDURABLE--0.5%
3DO Co.*                                                      100             569
A.T. Cross Co. Class A                                        100           1,138
Acclaim Entertainment Inc.*                                   200             988
American Greetings Corp. Class A                              100           2,931
Applebee's International, Inc.                                100           2,431
Buffets Inc.*                                                 100           1,106
Corning Inc.                                                  200           7,750
Darden Restaurants Inc.                                       100             838
Department 56 Inc.*                                           100           2,200
Harcourt General Inc.                                         100           4,975
Hasbro Inc.                                                   100           3,888
IHOP Corp. (New)*                                             100           2,231
International Dairy Queen Inc. Class A*                       100           1,925
Jostens, Inc.                                                 400           8,600
Landry's Seafood Restaurants, Inc.                            100           2,013
Luby's Cafeterias, Inc.                                       400           8,400
Mattel Inc.                                                   250           7,219
McDonald's Corp.                                              400          17,750
Mohawk Industries Inc.*                                       100           2,413
Papa John's International, Inc.                               150           7,491
Premark International, Inc.                                   100           2,088
Rexall Sundown, Inc.                                          200           5,413
Rubbermaid Inc.                                               100           2,325
Russ Berrie & Co. Inc.                                        100           1,800
Ryan's Family Steak Houses Inc.*                              200           1,450
Sbarro, Inc.                                                  100           2,638
Shoney's Inc.*                                                100             738
Toy Biz Inc. Class A*                                         100           1,775
Wendy's International, Inc.                                   100           2,063
Williams-Sonoma Inc.*                                         100           2,763
                                                                          -------
                                                                          109,909
                                                                          -------
CONTAINERS--0.1%
ACX Technologies Inc.                                         100           1,775
Ball Corp.                                                    200           4,825

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------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Crown Cork & Seal Inc.                                        100         $ 4,800
Gaylord Container Corp. Class A*                              200           1,500
Greif Brothers Corp. Class A                                  100           2,813
Stone Container Corp.                                         100           1,525
                                                                           ------
                                                                           17,238
                                                                           ------
ELECTRONICS--1.1%
AMETEK, Inc.                                                  100           1,988
AMP Inc.                                                      100           3,388
Advanced Micro Devices Inc.                                   180           3,195
Allen Group Inc.                                              100           1,588
Alliance Semiconductor Corp.                                  100             625
Anixter International Inc.                                    200           2,975
Applied Materials, Inc.                                       100           2,644
Augat Inc.                                                    100           2,750
Belden Inc.                                                   100           2,875
Burr Brown                                                    100           2,150
Cable Design Technologies Corp.                               100           2,575
Checkpoint Systems Inc.                                       100           2,238
Cyrix Corp.*                                                  100           1,763
Dallas Semiconductor Corp.                                    100           2,000
FORE Systems, Inc.                                            400          15,875
General Instrument Corp.*                                     100           2,013
Gerber Scientific Inc.                                        100           1,350
Harris Corp.                                                  100           6,263
Imation Corp.*                                                 20             548
Integrated Device Technology Inc.                             300           2,456
Intel Corp.                                                   500          54,906
International Rectifier Corp.                                 200           2,475
Itron, Inc.*                                                  100           1,631
Kemet Corp.                                                   200           3,838
Kent Electronics Corp.                                        200           4,575
Kulicke & Soffa Industries Inc.                               100           1,319
LSI Logic Corp.                                               100           2,650
Lam Research Corp.*                                           200           4,863
Lattice Semiconductor Corp.*                                  100           3,413
Lucent Technologies, Inc.                                     556          26,132
Macromedia Inc.                                               200           3,338
Marshall Industries*                                          100           3,013
Methode Electronics Inc. Class A                              100           1,938
Micron Technology Inc.                                        200           5,075
Motorola Inc.                                                 400          18,400
National Semiconductor Corp.*                                 100           1,925
Northern Telecom Ltd                                          200          13,025
Pioneer Standard Electronics Inc.                             100           1,075
Rexel Inc.*                                                   100           1,450
S3 Inc.                                                       200           3,750

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Silicon Valley Group Inc.*                                    100        $  1,669
Texas Instruments Inc.                                        200           9,625
VLSI Technology, Inc.*                                        200           3,450
VeriFone, Inc.*                                               100           3,363
Vicor Corp.                                                   200           3,625
Wyle Electronics                                              100           2,988
Zilog Inc.*                                                   100           1,975
                                                                          -------
                                                                          246,745
                                                                          -------
ENERGY-DEVELOPMENT--0.6%
Amcol International Corp.                                     100           1,506
Atwood Oceanics Inc.*                                         100           5,525
BJ Services Co.*                                              100           4,488
Baker Hughes Inc.                                             100           3,563
Barrett Resources Corp.*                                      100           3,838
Benton Oil & Gas Co.*                                         100           2,444
Burlington Resources Inc.                                     100           5,038
Cabot Oil & Gas Corp. Class A                                 100           1,550
Chesapeake Energy Corp.                                       225          13,106
Devon Energy Corp.                                            100           3,488
Dresser Industries Inc.                                       100           3,288
Energy Ventures, Inc.*                                        100           4,400
Falcon Drilling Inc.*                                         100           3,550
Halliburton Co.                                               157           8,890
Helmerich & Payne Inc.                                        200          10,825
Louis Dreyfus Natural Gas Corp.*                              100           1,688
Newfield Exploration Co.*                                     100           4,725
Nuevo Energy Co.*                                             100           4,988
Occidental Petroleum Corp.                                    200           4,900
Parker & Parsley Petroleum Co.                                100           2,875
Parker Drilling Co.*                                          200           1,700
Rowan Cos. Inc.*                                              500          11,188
Schlumberger Ltd                                              100           9,913
Union Pacific Resources Group                                 269           7,398
United Meridian Corp.*                                        100           4,713
Varco International Inc.*                                     100           1,975
Vintage Petroleum Inc.                                        100           2,950
Zeigler Coal Holding Co.                                      100           1,813
                                                                          -------
                                                                          136,325
                                                                          -------
FOOD-AGRICULTURE--1.5%
Archer-Daniels-Midland Co.                                    420           9,135
Bob Evans Farms, Inc.                                         200           2,525
CPC International Inc.                                        100           7,888
Campbell Soup Co.                                             200          16,000
Chiquita Brands International Inc.                            200           2,500
Coca-Cola Co.                                               1,800          90,900

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
ConAgra, Inc.                                                 200        $  9,975
Delta & Pine Land Co.                                         100           3,600
Dimon Inc.                                                    100           1,900
Earthgrains Co.                                                16             848
Fleming Companies, Inc.                                       400           6,950
Flowers Industries, Inc.                                      200           4,675
General Mills Inc.                                            100           5,713
H.J. Heinz Co.                                                300          10,650
Hershey Foods Corp.                                           200           9,675
Hudson Foods Inc. Class A                                     100           1,663
International Multifoods Corp.                                100           1,525
Interstate Bakeries Corp. (New)                               100           4,238
J.M. Smucker Co. Class A                                      100           1,650
JP Foodservice, Inc.*                                         100           2,250
Kellogg Co.                                                   200          12,700
Lance Inc.                                                    100           1,769
Mississippi Chemical Corp. (New)                              100           2,513
Pepsico Inc.                                                1,100          32,588
Pioneer Hi-Bred International Inc.                            100           6,713
Quaker Oats Co.                                               100           3,550
Ralcorp Holdings, Inc.*                                       100           2,100
Ralston Purina Co.                                            100           6,613
Richfood Holdings Inc.                                        150           3,647
Sara Lee Corp.                                                300          10,650
Savannah Foods & Industries Inc.                              100           1,600
Seaboard Corp.                                                100          21,125
Smithfield Foods Inc.*                                        100           2,875
Sysco Corp.                                                   100           3,400
Tootsie Roll Industries, Inc.                                 100           3,675
Unilever                                                      100          15,288
Whitman Corp.                                                 100           2,425
Wm Wrigley Junior Co.                                         100           6,025
                                                                          -------
                                                                          333,516
                                                                          -------
GOLD--0.1%
Barrick Gold Corp.                                            200           5,225
Battle Mountain Gold Co.                                    1,200           9,150
Getchell Gold Corp.*                                          100           4,450
Homestake Mining Co.                                          100           1,425
Meridian Gold Inc.*                                           200             875
Newmont Mining Corp.                                          100           4,625
Placer Dome Inc.                                              200           4,800
Santa Fe Pacific Gold Corp.                                   100           1,188
                                                                          -------
                                                                           31,738
                                                                          -------

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
HEALTHCARE--2.2%
ALZA Corp.*                                                   100         $ 2,588
Abbott Laboratories                                           500          25,313
Acuson*                                                       100           2,113
Advanced Tissue Sciences Inc.*                                100           1,625
Agouron Pharmaceuticals Inc.*                                 100           5,713
Alpharma, Inc. Class A                                        100           1,250
American Home Products Corp.                                  400          24,500
Amgen Inc.                                                    200          12,263
Arrow International Inc.                                      100           2,850
Ballard Medical Products                                      100           1,763
Baxter International Inc.                                     200           8,325
Becton Dickinson & Co.                                        200           8,700
Biomet Inc.                                                   100           1,613
Block Drug Inc. Class A                                       103           4,661
Boston Scientific Corp.*                                      167           9,081
Bristol Myers Squibb Co.                                      200          21,150
Cardinal Health Inc.                                           81           6,359
Carter Wallace Inc.                                           100           1,550
Cognex Corp.                                                  200           2,550
Columbia/HCA Healthcare Corp.                                 300          10,725
Community Psychiatric Centers*                                100             888
Cygnus Therapeutic Systems, Inc.*                             100           1,438
Datascope Corp.*                                              100           1,688
Diagnostic Products Corp.                                     100           2,975
Eli Lilly & Co.                                               400          28,200
Enzo Biochem Inc.                                             105           1,916
Fresenius Medical Care AG
  (Sponsored American Depository Receipts)*                   215           6,396
Genesis Health Ventures, Inc.                                 150           3,431
Gilead Sciences Inc.*                                         100           2,319
Gulf South Medical Supply Inc.                                100           2,175
Haemonetics Corp.*                                            100           1,788
HealthSouth Rehabilitation Corp.*                             117           4,388
Herbalife International Inc.                                  100           2,000
Hologic Inc.                                                  100           2,294
Human Genome Sciences Inc.*                                   100           3,625
Humana Inc.*                                                  200           3,650
ICN Pharmaceuticals, Inc.                                     101           1,919
Immunex Corp. (New)*                                          100           1,356
Interneuron Pharmaceuticals*                                  100           2,450
Invacare Corp.                                                100           2,775
Isis Pharmaceuticals*                                         100           1,606
Isolyser Inc.                                                 100             700
Johnson & Johnson                                             900          44,325
Jones Medical Industries Inc.                                 200           8,650

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Kinetic Concepts Inc.                                         100        $  1,313
Ligand Pharmaceuticals Inc. Class B                           100           1,250
Lincare Holdings Inc.*                                        100           3,725
Liposome Inc.*                                                100           1,706
Living Centers of America*                                    100           2,338
Magellan Health Services Inc.*                                100           1,838
Mallinckrodt Inc.                                             100           4,350
Marquette Medical System Inc.*                                200           3,125
Medimmune Inc.*                                               100           1,556
Medtronic Inc.                                                200          12,875
Mentor Corp.                                                  100           2,213
Merck & Co. Inc.                                              800          59,300
Mid Atlantic Medical Services Inc.*                           200           2,150
Multicare Cos. Inc.                                           150           2,700
Nexstar Pharmaceuticals Inc.*                                 100           1,556
North American Vaccine Inc.*                                  200           4,450
Novacare Inc.*                                                200           1,650
Owens & Minor Inc. (New)                                      100             938
PDT Inc.                                                      100           2,463
Patterson Dental Co.*                                         100           2,813
Perrigo Co.*                                                  300           2,813
Pfizer Inc.                                                   400          33,100
Pharmacia & Upjohn Inc.                                       200           7,200
Physician Sales & Service Inc.                                200           4,225
Renal Treatment Centers Inc.                                  100           2,675
Respironics Inc.*                                             100           1,506
RoTech Medical Corp.                                          200           3,163
Roberts Pharmaceutical Corp.*                                 100           1,538
Salick Health Care, Inc.*                                     100           3,963
Schering Plough Corp.                                         200          12,800
Sepracor Inc.*                                                100           1,613
Sofamor/Danek Group Inc.*                                     100           2,750
Sola International Inc.*                                      100           3,613
Somatogen Inc.*                                               100           1,075
St. Jude Medical, Inc.                                        100           3,944
Sunrise Medical Inc.*                                         100           1,488
Target Therapeutics Inc.                                      100           3,694
Tecnol Medical Products Inc.*                                 100           1,263
Tenet Healthcare Corp.*                                       100           2,088
Thermedics Inc.*                                              200           4,150
United Healthcare Corp.                                       100           3,788
Ventritex Inc.*                                               100           2,281
Vertex Pharmaceuticals Inc.*                                  100           3,319
Warner Lambert Co.                                            200          12,725
West Company Inc.                                             100           2,688
                                                                          -------
                                                                          525,415
                                                                          -------

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
HOUSEHOLD PRODUCTS--0.5%
Avon Products, Inc.                                           200        $ 10,850
Bush Boake Allen Inc.*                                        100           2,575
Church & Dwight Inc.                                          100           2,150
Clorox Co.                                                    100          10,913
Colgate-Palmolive Co.                                         100           9,200
Dial Corp. (New)                                              100           1,375
Gillette Co.                                                  300          22,425
International Flavors & Fragrances Inc.                       100           4,138
Playtex Products Inc.*                                        200           1,700
Procter & Gamble Co.                                          500          49,500
Tupperware Corp.                                              100           5,138
                                                                          -------
                                                                          119,964
                                                                          -------
IMAGING & PHOTO--0.1%
Avid Technology, Inc.*                                        100           1,369
BMC Industries, Inc.                                          100           2,963
Chyron Corp.*                                                 400           2,050
Eastman Kodak Co.                                             100           7,975
Ultratech Stepper Inc.                                        100           1,688
                                                                          -------
                                                                           16,045
                                                                          -------
INSURANCE--1.4%
20th Century Industries*                                      200           3,200
Aetna Inc.                                                    122           8,159
Alexander & Alexander Services                                300           4,575
Alfa Corp.                                                    100           1,113
Allstate Corp.                                                200          11,225
American Annuity Group, Inc.                                  100           1,363
American Bankers Insurance Group, Inc.                        100           4,788
American General Corp.                                        200           7,450
American International Group, Inc.                            300          32,588
Aon Corp.                                                     100           5,775
Argonaut Group, Inc.                                          100           2,900
Arthur J. Gallagher & Co.                                     100           2,938
CMAC Investment Corp.                                         100           6,913
Capital Re Corp.                                              100           3,875
Capitol American Financial Corp.                              100           3,625
Chubb Corp.                                                   200          10,000
Cigna Corp.                                                   100          13,050
Citizens Corp.                                                100           2,013
Commerce Group Inc.                                           100           2,400
Conseco, Inc.                                                  58           3,103
Crawford & Co. Class A                                        100           1,988
Crawford & Co. Class B                                        100           1,975
Enhance Financial Services Group Inc.                         100           3,338
Financial Security Assured Holdings Ltd.                      100           2,800

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Foremost Corp. of America                                     100        $  5,513
Fremont General Corp.                                         150           4,406
Frontier Insurance Group, Inc.                                100           3,975
General Re Corp.                                              137          20,173
HCC Insurance Holdings, Inc.                                  250           6,375
Harleysville Group Inc.                                       100           2,775
Highlands Insurance Group Inc.*                                10             198
Home Beneficial Corp. Class B                                 100           2,519
Horace Mann Educators Corp. (New)                             100           3,425
ITT Hartford Group Inc.                                       100           6,300
Jefferson-Pilot Corp.                                         100           5,688
John Alden Financial Corp.                                    100           1,863
Kansas City Life Insurance Co.                                100           5,475
Liberty Corp.                                                 100           3,450
Lincoln National Corp. Inc.                                   100           4,850
MGIC Investment Corp.                                         100           6,863
Marsh & McLennan Companies                                    100          10,413
NAC Re Corp.                                                  100           3,513
Orion Capital Corp.                                           100           5,438
Penncorp Financial Group Inc.                                 100           3,463
Presidential Life Corp.                                       100           1,138
Providian Corp.                                               100           4,700
Reinsurance Group of America Inc.                             100           4,538
Reliance Group Holdings Inc.                                  500           4,125
Safeco Corp.                                                  200           7,575
Selective Insurance Group, Inc.                               100           3,400
Sierra Health Services Inc.*                                  100           2,863
St. Paul Companies, Inc.                                      100           5,438
Torchmark Corp.                                               100           4,838
Transamerica Corp.                                            100           7,588
UNUM Corp.                                                    100           6,288
USF&G Corp.                                                   100           1,900
United Companies Financial Corp.                              100           2,988
United Insurance Companies, Inc.*                             100           2,531
Vesta Insurance Group Inc.                                    150           3,844
W.R. Berkley Corp.                                            100           5,163
Zenith National Insurance Corp.                               100           2,725
Zurich Reinsurance Centre Holdings, Inc.                      100           3,000
                                                                          -------
                                                                          322,471
                                                                          -------
MEDIA--0.7%
AMC Entertainment Inc.*                                       100           1,725
Banta Corp.                                                   200           4,213
Cablevision Systems Corp. Class A*                            100           3,113
Central Newspapers Inc. Class A                               100           4,025
Century Communications Corp. Class A*                         300           2,025
Comcast Corp. Class A                                         200           2,938

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Dow Jones & Co. Inc.                                          100        $  3,300
Evergreen Media                                               150           4,031
Gannett Inc.                                                  100           7,588
Harte Hanks Communications (New)                              150           3,881
Hollinger International Inc.                                  300           3,750
Houghton Mifflin Co.                                          100           4,963
International Family Entertainment Inc. Class
  B                                                           125           2,234
John Wiley & Son, Inc. Class A                                100           3,063
Knight-Ridder, Inc.                                           200           7,475
McClatchy Newspapers Inc. Class A                             100           2,788
McGraw-Hill, Inc.                                             100           4,688
Meredith Corp.                                                100           5,025
Metromedia International Group, Inc.*                         100             988
New World Communications Class A*                             100           2,469
New York Times Co. Class A                                    100           3,613
Oak Industries Inc.*                                          100           2,538
Paxson Communications Corp.*                                  100             888
Pulitzer Publishing Co.                                       100           6,350
Regal Cinemas, Inc.                                           225           5,808
SBC Communications Inc.                                       400          19,450
Spelling Entertainment Group, Inc.*                           400           2,900
TCA Cable TV Inc.                                             100           2,663
Tele Communications Inc. (New)--TCI Group
  Series A                                                    500           6,219
Time Warner Inc.                                              300          11,175
Times Mirror Co. (New) Series A                               100           4,625
Tribune Co. (New)                                             100           8,175
United International Holdings Inc. Class A*                   100           1,250
Viacom Inc. Class B*                                          300           9,788
Westwood One Inc.*                                            100           1,550
                                                                          -------
                                                                          161,274
                                                                          -------
MISCELLANEOUS FINANCE--1.0%
AMCORE Financial, Inc.                                        100           2,094
Alex Brown Inc.                                               100           5,675
American Express Co.                                          200           9,400
Americredit Corp.*                                            100           1,900
Astoria Financial Corp.                                       200           7,088
Beneficial Corp.                                              100           5,850
Bok Financial Corp. (New)                                     100           2,650
Cal-Federal Bancorp Inc.*                                     200           4,650
Coast Savings Financial Inc.*                                 100           3,288
Collective Bancorp Inc.                                       100           3,013
Commercial Federal Corp.                                      100           4,188
Dean Witter Discover & Co.                                    100           5,888
Eaton Vance Corp. (Non Voting)                                100           4,375
Federal Home Loan Mortgage Corp.                              200          20,200

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Federal National Mortgage Assoc.                              800        $ 31,300
First Financial Corp.                                         100           2,725
Fund American Enterprises Holdings, Inc.                      100           8,963
Glendale Federal Bank (FSB) (New)*                            100           1,838
Great Western Financial Corp.                                 100           2,800
Green Tree Financial Corp.                                    100           3,963
H.F. Ahmanson & Co.                                           100           3,138
Home Financial Corp.                                          100           1,619
Household International Inc.                                  100           8,850
Interpool Inc.                                                100           2,175
John Nuveen Co. Class A                                       200           5,550
Merrill Lynch & Co. Inc.                                      200          14,050
Money Store Inc.                                              250           6,500
Morgan Stanley Group Inc.                                     200          10,050
Olympic Financial Ltd.*                                       100           1,588
Peoples Heritage Financial Group, Inc.                        100           2,300
Pioneer Group Inc.                                            100           2,375
Quick & Reilly Group, Inc.                                    100           2,638
Raymond James Financial Inc.                                  100           2,438
Roosevelt Financial Group Inc.                                200           3,463
Salomon Inc.                                                  100           4,513
Sovereign Bancorp Inc.                                        105           1,240
St. Paul Bancorp Inc.                                         100           2,650
Standard Financial Inc.                                       100           1,788
Student Loan Corp.                                            100           3,400
Travelers Inc.                                                300          16,275
Washington Federal, Inc.                                      200           4,813
Westcorp Inc.                                                 105           2,494
                                                                          -------
                                                                          235,755
                                                                          -------
MOTOR VEHICLE--0.5%
Arctic Cat Inc.                                               100             944
Arvin Industries, Inc.                                        100           2,288
Borg Warner Automotive Inc.                                   100           3,838
Breed Technologies Inc.                                       100           2,300
Chrysler Corp.                                                400          13,450
Dana Corp.                                                    100           2,963
Detroit Diesel Corp.*                                         100           1,850
Eaton Corp.                                                   100           5,975
Echlin Inc.                                                   100           3,263
Federal Mogul Corp.                                           100           2,238
Ford Motor Co.                                                800          25,000
General Motors Corp.                                          400          21,550
Gentex Corp.                                                  200           4,700
Genuine Parts Co.                                             100           4,375
Hays Wheels International Inc.*                                10             335
Mascotech Inc.                                                200           3,150

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Modine Manufacturing Co.                                      100        $  2,500
Navistar International Corp.*                                 300           2,775
Standard Products Co.                                         100           2,425
Superior Industries International, Inc.                       100           2,438
TRW Inc.                                                      100           9,050
Titan Wheel International Inc.                                100           1,275
                                                                          -------
                                                                          118,682
                                                                          -------
NON-FERROUS--0.3%
Alcan Aluminum Ltd.                                           100           3,288
Aluminum Company of America                                   200          11,725
Cyprus Amax Minerals Co.                                      100           2,263
Echo Bay Mines Ltd                                            200           1,563
Engelhard Corp.                                               100           1,825
Freeport-McMoRan Copper & Gold Inc. Class B                   100           3,038
Hecla Mining Co.*                                             100             563
Inco Ltd                                                      100           3,175
Kaiser Aluminum Corp.*                                        300           3,338
Minerals Technologies Inc.                                    200           7,850
Mueller Industries Inc.                                       100           4,025
Phelps Dodge Corp.                                            100           6,288
Reynolds Metals Co.                                           100           5,625
Stillwater Mining Co.*                                        100           1,688
Wolverine Tube Inc.*                                          200           7,975
                                                                          -------
                                                                           64,229
                                                                          -------
OIL-DOMESTIC--0.3%
Amerada Hess Corp.                                            100           5,538
Atlantic Richfield Co.                                        100          13,250
Cross Timbers Oil Co.                                         100           2,363
Diamond Shamrock Inc.                                         100           2,938
Kerr-McGee Corp.                                              100           6,275
Phillips Petroleum Co.                                        200           8,200
Quaker State Corp.                                            100           1,675
Snyder Oil Corp.                                              100           1,525
Sun Inc.                                                      100           2,238
Tosco Corp.                                                    61           3,424
TransTexas Gas Corp.*                                         300           4,125
USX Corp. (Marathon Group) (New)                              200           4,375
Unocal Corp.                                                  200           7,325
                                                                          -------
                                                                           63,251
                                                                          -------
OIL-INTERNATIONAL--1.1%
Amoco Corp.                                                   300          22,725
Chevron Corp.                                                 500          32,875
Exxon Corp.                                                   800          70,900
Mobil Corp.                                                   300          35,025

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Royal Dutch Petroleum Co.                                     300        $ 49,613
Texaco, Inc.                                                  200          20,325
Western Atlas, Inc.*                                          100           6,938
                                                                          -------
                                                                          238,401
                                                                          -------
PAPER--0.4%
Alco Standard Corp.                                           100           4,638
Caraustar Industries Inc.                                     100           2,906
Champion International Corp.                                  100           4,350
Chesapeake Corp.                                              100           2,825
Georgia Pacific Corp.                                         100           7,500
International Paper Co.                                       200           8,550
James River Corp.                                             100           3,150
Kimberly Clark Corp.                                          178          16,599
Longview Fibre Co.                                            200           3,475
Louisiana Pacific Corp.                                       100           2,088
Mead Corp.                                                    100           5,675
P.H. Glatfelter Co.                                           200           3,800
Rock Tennessee Co. Class A                                    110           2,008
Shorewood Packaging Corp.*                                    100           1,900
Temple-Inland Inc.                                            100           5,125
Union Camp Corp.                                              100           4,875
Wausau Paper Mills Co.                                        125           2,391
Westvaco Corp.                                                100           2,850
Weyerhaeuser Co.                                              200           9,175
Willamette Industries, Inc.                                   100           6,725
                                                                          -------
                                                                          100,605
                                                                          -------
PRODUCER GOODS-MANUFACTURING--1.7%
Albany International Corp. Class A (New)                      100           2,250
Allied Signal Inc.                                            100           6,550
AptarGroup, Inc.                                              100           3,225
Avery Dennison Corp.                                          100           6,588
BT Office Products International Inc.*                        100             825
BW/IP Holding, Inc. Class A                                   100           1,350
Baldor Electric Co.                                           100           2,013
Case Corp.                                                    100           4,650
Caterpillar Inc.                                              200          13,725
Collins & Aikman Corp.*                                       200           1,200
Cooper Industries Inc.                                        100           4,025
Credence Systems Corp.                                        100           1,369
Deere & Co.                                                   100           4,175
Donaldson Inc.                                                100           2,925
Dover Corp.                                                   100           5,138
Duriron Inc.                                                  100           2,688
Emerson Electric Co.                                          200          17,800
FMC Corp. (New)*                                              100           7,363

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Fisher Scientific International, Inc.                         100        $  4,488
General Electric Co.                                        1,200         116,100
Giddings & Lewis Inc.                                         200           2,325
Goulds Pumps Inc.                                             100           2,306
Greenfield Industries Inc.                                    100           2,613
Helix Technology Corp.                                        100           2,669
Herman Miller, Inc.                                           100           4,338
Hexcel Corp. (New)*                                           200           3,650
IDEX Corp.                                                    100           3,763
ITT Industries Inc.                                           100           2,325
Illinois Tool Works Inc.                                      100           7,025
Ingersoll Rand Co.                                            100           4,163
Insilco Corp.*                                                100           3,950
Ionics Inc.*                                                  100           4,600
Johnson Controls, Inc.                                        100           7,300
Juno Lighting Inc.                                            100           1,556
Kaydon Corp.                                                  100           4,075
Kennametal Inc.                                               100           3,400
Keystone International Inc.                                   100           1,800
Lincoln Electric Co. Class A (Non Voting)                     100           2,788
Lydall Inc.                                                   100           2,213
Myers Industry Inc.                                           100           1,550
Nu-Kote Holding Inc. Class A                                  100             956
Pall Corp.                                                    100           2,563
Parker Hannifin Corp.                                         100           3,788
Precision Castparts Corp.                                     100           4,675
Raychem Corp.                                                 100           7,813
Roper Industries                                              100           4,256
Standex International Corp.                                   100           3,075
Stewart & Stevenson Services, Inc.                            100           2,119
TRINOVA Corp.                                                 200           6,575
Teleflex Inc.                                                 100           4,813
Tencor Instruments                                            100           1,900
Tenneco, Inc.                                                 200           9,900
Texas Industries Inc.                                         100           5,675
TriMas Corp.                                                  200           4,600
Tyco Labs Inc.                                                100           4,963
U.S. Filter Corp. (New)                                       150           5,175
UNR Industries, Inc.                                          200           1,338
Valhi, Inc. (New)                                             500           2,938
Visx Inc. (Delaware)*                                         100           2,500
W.W. Grainger, Inc.                                           100           7,413
WMS Industries Inc.*                                          100           2,450
Watts Industries Inc. Class A                                 100           2,088
Westinghouse Electric Corp.                                   300           5,138
Westpoint Stevens Inc. Class A                                100           2,663

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Wyman Gordon Co.*                                             100        $  2,188
X-Rite, Inc.                                                  100           1,856
                                                                          -------
                                                                          380,274
                                                                          -------
RAILROAD--0.3%
Burlington Northern Santa Fe                                  100           8,238
CSX Corp.                                                     200           8,625
Conrail Inc.                                                  100           9,513
Florida East Coast Industry Inc.                              100           8,738
Norfolk Southern Corp.                                        100           8,913
Overseas Shipholding Group                                    100           1,700
Union Pacific Corp.                                           200          11,225
Westinghouse Air Brake Co. (New)                              100           1,088
                                                                          -------
                                                                           58,040
                                                                          -------
REAL PROPERTY--0.1%
Catellus Development Corp.*                                   200           1,975
Doubletree Corp.*                                             100           4,063
Forest City Enterprises, Inc. Class A                         100           4,950
HFS, Inc.                                                     100           7,325
Insignia Financial Group Class A (New)                        100           2,163
Lennar Corp.                                                  200           4,450
Price Enterprises Inc.                                        100           1,675
                                                                          -------
                                                                           26,601
                                                                          -------
RETAIL--1.3%
Albertson's, Inc.                                             200           6,875
American Stores Co. (New)                                     100           4,138
Arbor Drugs, Inc.                                             100           2,275
Authentic Fitness Corp.                                       100           1,113
Best Buy Co., Inc.*                                           200           3,275
Burlington Coat Factory Warehouse*                            100           1,225
CDW Computer Centers Inc.                                     150           9,413
CUC International Inc.                                        219           5,366
Carson Pirie Scott & Co.*                                     100           2,488
Casey's General Stores Inc.                                   100           1,794
Charming Shoppes Inc.                                         300           1,378
Circuit City Stores Inc.                                      100           3,275
Claire's Stores Inc.                                          225           3,825
CompUSA Inc.                                                  200           9,250
Dayton Hudson Corp.                                           100           3,463
Dillard Department Stores Inc. Class A                        100           3,175
Dollar Tree Stores Inc.                                       150           5,700
Duty Free International Inc.                                  100           1,600
Family Dollar Stores, Inc.                                    300           5,100
Federated Department Stores Inc.*                             100           3,300
Fingerhut Companies, Inc.                                     100           1,488

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Footstar Inc.*                                                 28          $  616
Fred Meyer Inc.*                                              100           3,513
Fruit of the Loom Inc. Class A*                               100           3,638
Gap Inc.                                                      200           5,800
Gymboree Corp.*                                               100           3,138
Hollywood Entertainment Corp.                                 100           2,069
Home Depot Inc.                                               300          16,425
Home Shopping Network, Inc.*                                  400           4,050
J.C. Penney Inc.                                              200          10,500
Just for Feet Inc.                                            150           3,909
K Mart Corp.                                                  300           2,925
Kroger Co.*                                                   100           4,463
Lands' End, Inc.*                                             100           2,150
Limited Inc.                                                  109           2,003
Longs Drug Stores Corp.                                       100           4,488
Lowes Cos Inc.                                                100           4,038
MacFrugals Bargains-Close-Outs, Inc.*                         100           2,438
May Department Stores Co.                                     200           9,475
Melville Corp.                                                100           3,725
Michaels Stores Inc.*                                         100           1,000
Nordstrom Inc.                                                100           3,606
Payless Shoesource Inc.*                                       32           1,084
Pier 1 Imports Inc.                                           100           1,400
Price Costco Inc.*                                            100           1,981
Proffitt's, Inc.*                                             100           4,025
Rite Aid Corp.                                                100           3,400
Ross Stores Inc.                                              100           4,144
Ruddick Corp.                                                 100           1,300
Sears Roebuck & Co.                                           200           9,675
Service Merchandise Co. Inc.*                                 300           1,763
Shopko Stores Inc.                                            100           1,613
Smart & Final Inc.                                            100           2,350
Smith's Food & Drug Centers, Inc. Class B                      74           1,933
Sotheby's Holdings, Inc. Class A                              100           1,700
Spiegel, Inc. Class A (Non Voting)                            400           2,725
Stanhome Inc.                                                 100           2,650
Stein Mart Inc.*                                              100           1,788
Tandy Corp.                                                   100           3,763
Tiffany & Co. (New)                                           200           7,400
Toys "R" Us, Inc.*                                            200           6,775
Unifirst Corp.                                                100           2,013
Waban Inc.*                                                   100           2,613
Wal-Mart Stores, Inc.                                       1,600          42,600
Walgreen Co.                                                  200           7,550
Winn Dixie Stores Inc.                                        200           6,675

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Woolworth Corp.*                                              100        $  2,100
Zale Corp. (New)*                                             100           1,938
                                                                          -------
                                                                          300,443
                                                                          -------
STEEL--0.1%
Allegheny Teldyne Inc.                                        192           4,104
Armco Inc.*                                                   300           1,125
Bethlehem Steel Corp.*                                        100             813
Birmingham Steel Corp.                                        100           1,600
Carpenter Technology Corp.                                    100           3,263
Chaparral Steel Co.                                           100           1,325
Cleveland Cliffs Inc.                                         100           4,100
Intermet Corp.                                                100           1,169
J & L Specialty Steel Inc.                                    100           1,175
Lukens Inc.                                                   100           1,375
National Steel Corp. Class B*                                 100             863
Nucor Corp.                                                   100           4,738
Oregon Steel Mills Inc.                                       100           1,588
USX Corp. (U.S. Steel Group)                                  100           2,725
Worthington Industries Inc.                                   100           2,069
                                                                          -------
                                                                           32,032
                                                                          -------
TELEPHONE--1.3%
360 Communications Co.*                                       100           2,263
ACC Corp.                                                     100           4,200
AT&T Corp.                                                  1,100          38,363
Airtouch Communications Inc.*                                 300           7,838
Aliant Communications Inc.                                    100           1,600
Alltel Corp.                                                  100           3,050
American Mobile Satellite Corp.*                              100           1,050
Ameritech Corp. (New)                                         400          21,900
Antec Corp.*                                                  100           1,069
Arch Communications Group, Inc.*                              100           1,156
Aspect Telecommunications Corp.                               100           5,925
Associated Group Inc. Class A*                                100           2,875
Bell Atlantic Corp.                                           200          12,050
BellSouth Corp.                                               600          24,450
Boston Technology Inc. (New)*                                 100           1,656
C-TEC Corp.*                                                  200           4,838
Coherent Inc.*                                                100           3,913
Comnet Cellular Inc.*                                         100           2,775
DSC Communications Corp.*                                     100           1,394
GTE Corp.                                                     600          25,275
General Datacom Industries Inc.*                              100             963
Geotek Communications Inc.*                                   200           1,475
InterVoice, Inc.*                                             100           1,294
Interdigital Commerce Corp.*                                  100             644

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
International Cabletel Inc.                                   100        $  2,363
Jacor Communications Inc.*                                    100           2,769
Loral Space & Communications*                                 100           1,588
MCI Communications Corp.                                      500          12,531
Mobile Telecommunications Technologies Corp.*                 300           3,956
Mobilemedia Corp. Class A*                                    100             198
Nextel Communications Inc.*                                   107           1,719
Nynex Corp.                                                   200           8,900
Octel Communications Corp.                                    200           3,188
Pacific Telesis Group                                         300          10,200
Pairgain Technologies Inc.                                    200          13,750
Renaissance Communications Corp.                              100           3,538
Sprint Corp.                                                  300          11,775
Tellabs Inc.                                                  100           8,513
U S WEST, Inc. (Communications Group)                         400          12,150
U S WEST, Inc. (Media Group)*                                 300           4,688
Vanguard Cellular Systems, Inc. Class A*                      200           3,313
Winstar Communications Inc.*                                  200           4,188
Worldcom, Inc.                                                200           4,888
                                                                          -------
                                                                          286,231
                                                                          -------
TOBACCO--0.3%
American Brands, Inc.                                         100           4,775
Loew's Corp.                                                  100           8,263
Philip Morris Companies, Inc.                                 600          55,575
Schweitzer Mauduit International Inc.                         110           3,383
UST Inc.                                                      100           2,888
                                                                          -------
                                                                           74,884
                                                                          -------
TRANSPORTATION-MISCELLANEOUS--0.3%
APL Ltd.                                                      100           2,200
Air Express International Corp.                               100           3,013
Airbourne Freight Corp.                                       100           1,988
Amerco Inc.*                                                  100           3,538
American Freightways Corp.*                                   100             969
Arnold Industries Inc.                                        100           1,575
Federal Express Corp.                                         100           8,050
Harper Group, Inc.                                            200           4,775
Heartland Express, Inc.                                       150           3,281
J.B. Hunt Transport Services Inc.                             100           1,481
NACCO Industries, Inc. Class A                                200           9,250
Rollins Truck Leasing Corp.                                   100           1,138
Ryder System, Inc.                                            100           2,975
Swift Transportation Inc.*                                    100           2,263
U.S. Freightways Corp.                                        100           2,194
Wabash National Corp.                                         100           1,613
Werner Enterprises Inc.                                       150           2,606

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
XTRA Corp.                                                    100        $  4,150
Yellow Corp.                                                  100           1,306
                                                                          -------
                                                                           58,365
                                                                          -------
TRAVEL & RECREATION--0.5%
Aexiom Corp.                                                  200           7,825
Anchor Gaming*                                                100           4,975
Aztar Corp.*                                                  100             813
Bally Entertainment Corp.                                     500          15,063
Bally Total Fitness Holding Corp.*                             25             126
Boyd Gaming Corp.*                                            200           1,475
Brunswick Corp.                                               100           2,350
Harrahs Entertainment Inc.*                                   100           1,675
Hilton Hotels Corp.                                           400          12,150
ITT Corp. (New)*                                              100           4,200
K2 Inc.                                                       100           2,300
Marcus Corp.                                                  100           2,225
Marriott International Inc.                                   100           5,688
National Auto Credit Inc.                                     110           1,183
Players International Inc.                                    100             684
Polaris Industries Inc.                                       100           1,963
Primadonna Resorts Inc.*                                      100           1,606
Prime Hospitality Corp.*                                      100           1,525
Rio Hotel & Casino Inc.*                                      100           1,450
Speedway Motorsports, Inc.                                    200           4,575
Sports Authority Inc.                                         150           3,638
Station Casinos Inc.*                                         100           1,113
Stratosphere Corp.*                                           100             142
Walt Disney Co.                                               509          33,530
                                                                          -------
                                                                          112,274
                                                                          -------
UTILITIES--1.3%
American Electric Power Co., Inc.                             100           4,150
Aquila Gas Pipeline Corp.                                     100           1,450
Baltimore Gas & Electric Co.                                  100           2,725
Carolina Power & Light Co.                                    100           3,613
Central & South West Corp.                                    200           5,300
Central Hudson Gas & Electric Corp.                           100           3,000
Central Louisiana Electric Co. (New)                          100           2,713
Central Maine Power Co.                                       100           1,175
Cilcorp Inc.                                                  100           3,650
Cinergy Corp.                                                 100           3,313
Coastal Corp.                                                 100           4,300
Commonwealth Energy System
  (Shares of Beneficial Interest)                             200           4,800
Consolidated Edison Co.                                       200           5,850
Consolidated Natural Gas Co.                                  100           5,313

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
DTE Energy Co.                                                100         $ 3,013
Destec Energy, Inc.*                                          300           4,500
Dominion Resources Inc.                                       100           3,775
Duke Power Co.                                                200           9,775
Eastern Enterprises                                           100           3,850
Eastern Utilities Association                                 100           1,613
Edison International                                          300           5,925
Enron Corp.                                                   200           9,300
Entergy Corp.                                                 200           5,600
FPL Group, Inc.                                               200           9,200
GPU Inc.                                                      100           3,288
Global Industrial Technologies Inc.*                          100           1,863
Houston Industries Inc.                                       200           4,575
IES Industries Inc.                                           100           3,075
Indiana Energy Inc.                                           100           2,450
K N Energy Inc.                                               100           3,738
Laclede Gas Co.                                               100           2,338
MDU Resources Group, Inc.                                     100           2,238
Minnesota Power & Light Co.                                   200           5,650
New Jersey Resources Corp.                                    100           2,763
Niagara Mohawk Power Corp.                                    100             850
NorAm Energy Co.                                              200           3,075
Northern States Power Co.                                     100           4,700
Northwest Natural Gas Co.                                     150           3,778
Ohio Edison Co.                                               100           2,088
Oneok Inc.                                                    200           5,375
Orange & Rockland Utilities, Inc.                             100           3,513
Otter Tail Power Co.                                          200           6,475
P P & L Resources Inc.                                        100           2,338
Pacific Enterprises                                           100           3,075
Pacific Gas & Electric Co.                                    300           7,050
Pacificorp                                                    200           4,225
Panhandle Eastern Corp.                                       100           3,850
Peco Energy Co.                                               200           5,050
Piedmont Natural Gas Inc.                                     100           2,450
Primark Corp.*                                                100           2,488
Public Service Co. of New Mexico                              200           3,750
Public Service Co. of North Carolina Inc.                     100           1,800
Public Service Enterprise Group                               200           5,375
Rochester Gas & Electric Corp.                                200           3,725
Seagull Energy Corp.*                                         188           4,066
Sierra Pacific Resources                                      100           2,788
SIGCORP, Inc.                                                 100           3,400
Sonat Inc.                                                    100           4,925
South Jersey Industries Inc.                                  100           2,350
Southern Co.                                                  500          11,063

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Southwest Gas Corp.                                           100       $   1,913
Southwestern Energy Co.                                       100           1,488
Tejas Gas Corp.                                               150           6,094
Texas Utilities Co.                                           200           8,100
Triarc Cos., Inc. Class A*                                    100           1,175
Tucson Electric Power Co.*                                    100           1,975
UGI Corp. (New)                                               200           4,725
Unicom Corp.                                                  100           2,600
Union Electric Co.                                            100           3,863
United Illuminating Co.                                       100           3,325
United Water Resources Inc.                                   100           1,563
WPS Resources Corp.                                           100           2,975
Washington Energy Co.                                         100           1,925
Western Gas Resources Inc.                                    100           1,588
Wicor Inc.                                                    100           3,563
Williams Cos. Inc.                                            100           5,225
                                                                        ---------
                                                                          295,600
                                                                        ---------
                                                                        6,322,373
                                                                        ---------
INTERNATIONAL--10.0%
AUSTRALIA--0.2%
Australia & New Zealand Banking Group                         613           3,581
Broken Hill Proprietary Co., Ltd.                           1,150          15,268
Commonwealth Bank Group                                       554           5,204
National Australia Bank                                       851           9,342
News Corp., Ltd.                                              798           4,542
Western Mining Corp.                                          650           4,086
Westpac Banking Corp.                                       1,069           6,101
                                                                        ---------
                                                                           48,124
                                                                        ---------
BELGIUM--0.1%
Electrabel                                                     32           7,428
Electrabel, VVPR Strip                                          6               6
Petrofina SA                                                   11           3,382
Societe Generale de Belgique                                   24           1,793
Tractebel                                                       4               2
Tractebel Investor International                                8           3,809
                                                                        ---------
                                                                           16,420
                                                                        ---------
CANADA--0.3%
Alcan Aluminum Ltd.                                           132           4,334
BCE Inc.                                                      183           8,404
Bank of Montreal                                              156           4,720
Bank of Nova Scotia, Halifax                                  135           4,256
Barrick Gold Corp.                                            286           7,490
Canadian Imperial Bank of Commerce                            127           5,278
Canadian Pacific Ltd                                          200           5,059

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Imperial Oil Ltd. (New)                                       113        $  4,979
Northern Telecom Ltd.                                         149           9,706
Placer Dome Inc.                                              140           3,358
Royal Bank of Canada, Montreal Quebec                         184           6,082
Seagram Co. Ltd.                                              176           6,632
Thomson Corp.                                                 345           6,938
                                                                          -------
                                                                           77,236
                                                                          -------
DENMARK--0.0%
Tele Danmark A/S Series B                                      52           2,621
                                                                          -------
FRANCE--0.7%
AXA Groupe SA                                                 108           6,709
Alcatel Alsthom CGE SA                                         89           7,590
Banque Nationale Paris                                        114           4,266
Carrefour                                                      22          12,208
Compagnie Financiere de Paribas (Bearer)                       70           4,505
Compagnie de Saint-Gobain SA                                   50           6,748
Danone Groupe                                                  42           5,751
Eaux (CIE Generale)                                            70           8,366
Elf Aquitaine                                                 159          12,714
L'Air Liquide                                                  42           6,482
L'Oreal SA                                                     39          13,205
LVMH Moet Hennessy Louis Vuitton                               51          11,691
Lafarge Coppee SA                                              55           3,301
Lyonnaise des Eaux-Dumez                                       30           2,652
Michelin (CGDE) Class B (Reg.)                                 43           2,073
PSA Peugeot Citroen                                            29           3,023
Renault (Reg.)                                                143           3,049
Rhone-Poulenc SA A Shares                                     192           5,690
Sanofi                                                         60           5,435
Schneider SA                                                   76           3,716
Societe Generale                                               52           5,604
Suez Group                                                     96           4,133
TOTAL Class B                                                 140          10,951
Union des Assurances de Paris                                 180           3,739
                                                                          -------
                                                                          153,601
                                                                          -------
GERMANY--0.8%
BASF AG                                                       360          11,506
Bayer AG                                                      410          15,491
Bayer Motoren Werk                                             12           7,021
Bayerische Hypotheken & Wechsel Bank AG                       151           4,422
Bayerische Vereinsbank AG                                     154           5,791
Commerzbank AG                                                200           4,481
Daimler Benz AG                                               300          17,611

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Deutsche Bank AG                                              278        $ 12,876
Dresdner Bank AG                                              260           6,953
Hoechst AG                                                    340          12,786
Linde AG                                                        5           3,095
Lufthansa AG                                                  330           4,315
Mannesmann AG                                                  21           8,154
Muenchener Rueckversicherung (Reg.)                             5          11,952
RWE AG                                                        120           4,940
RWE AG (Non Voting)                                            70           2,376
Sap AG                                                         30           4,061
Siemens AG                                                    330          17,051
Thyssen AG                                                     18           3,221
Veba AG                                                       285          15,200
Vereinigte Elektrizitatswerke Westfalen
  Series B                                                     12           3,994
Viag AG                                                        12           4,437
Viag AG*                                                        3           1,092
Volkswagen AG                                                  14           5,512
                                                                          -------
                                                                          188,338
                                                                          -------
HONG KONG--0.6%
CITIC Pacific                                               2,000           9,726
Cheung Kong Holdings                                        2,000          16,037
Hang Seng Bank Ltd.                                         2,000          23,732
Henderson China                                                 4               9
Henderson Land Development Co.                              1,000           8,891
Hong Kong Electric Holdings Ltd.                            2,000           6,402
Hong Kong Telecommunications Ltd.                           8,628          15,231
Hutchison Whampoa Ltd.                                      2,000          13,968
New World Development Co.                                   2,063          12,006
Sun Hung Kai Properties                                     1,000          11,381
Swire Pacific Ltd. Class A                                  1,000           8,827
Wharf Holdings                                              2,000           8,251
                                                                          -------
                                                                          134,461
                                                                          -------
ITALY--0.2%
Assicurazioni Generali                                        515           9,947
Fiat SpA                                                    1,924           5,143
Fiat SpA, di Risp (Non-Convertible)                           830           1,204
INA                                                         1,382           1,909
STET                                                        2,246           7,758
STET di Risp (Non-Convertible)                                627           1,670
Telecom Italia                                              3,888           8,663
Telecom Italia di Risp (Non-Convertible)                    1,145           2,181
Telecom Italia Mob                                          3,367           6,958
Telecom Italia Mob di Risp                                  1,431           1,632
                                                                          -------
                                                                           47,065
                                                                          -------

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
JAPAN--3.0%
Asahi Bank                                                  1,000         $10,276
Bank of Tokyo-Mitsubishi, Ltd.                              1,850          37,697
DDI Corp.                                                       1           7,510
Dai-Ichi Kangyo Bank, Ltd.                                  1,000          16,249
East Japan Railway Co.                                          1           4,594
Fuji Bank, Ltd.                                             1,000          18,005
Fujitsu Ltd.                                                1,000           8,783
Hitachi Ltd.                                                1,000           8,871
Industrial Bank of Japan, Ltd.                              1,080          21,533
Ishikawajima-Harima Heavy Industries                        1,000           4,611
Ito-Yokado Co., Ltd.                                        1,000          49,888
Joyo Bank                                                   1,000           6,605
Joyo Bank (Rights expire 11/20/96)*                           100             309
Kansai Electric Power Co.                                   1,000          20,992
Kawasaki Heavy Industries                                   1,000           4,576
Kawasaki Steel Co.                                          1,000           3,083
Kobe Steel                                                  1,000           2,371
Kokusai Denki                                               1,000          86,514
Long-Term Credit Bank of Japan                              1,000           6,631
Matsushita Electric Industrial Co., Ltd.                    1,000          15,985
Mitsubishi Chemical Corp.                                   1,000           4,084
Mitsubishi Electric Corp.                                   1,000           5,788
Mitsubishi Heavy Industries                                 1,000           7,685
NKK Corp.                                                   1,000           2,512
Nippon Paper Industries Co.                                 1,000           5,639
Nippon Steel Corp.                                          2,000           5,832
Nippon Telegraph & Telephone Corp.                              4          27,930
Nissan Motor Co., Ltd.                                      1,000           7,562
Nomura Securities Co., Ltd.                                 1,000          16,512
Obayashi Corp.                                              1,000           7,712
Osaka Gas Co.                                               1,000           3,092
Sakura Bank                                                 1,000           9,486
Sanwa Bank                                                  1,000          17,039
Seven-Eleven Japan Co.                                      1,100          63,959
Sumitomo Bank                                               1,000          17,566
Sumitomo Metal Industries                                   1,000           2,749
Taisei Corp.                                                1,000           6,148
Tokai Bank                                                  1,000          11,594
Tokyo Electric Power Co., Inc.                              1,000          22,924
Tokyo Gas Co.                                               1,000           3,118
Toshiba Corp.                                               1,000           6,254
Toyo Seikan Kaisha                                          1,000          31,619
Toyo Trust & Banking Co.                                    1,000           8,537

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
Toyota Motor Corp.                                          1,000        $ 23,627
Yasuda Fire & Marine Insurance Co.                          1,000           6,350
                                                                          -------
                                                                          660,401
                                                                          -------
NETHERLANDS--0.6%
ABN-Amro Holdings NV                                          187          10,570
Aegon NV                                                      154           7,833
Akzo Nobel NV                                                  42           5,292
Elsevier NV                                                   386           6,416
Heineken NV                                                    29           5,478
ING Groep NV                                                  433          13,500
Koninklijke PTT Nederland                                     282          10,205
Philips Electronics NV                                        201           7,084
PolyGram NV                                                   105           4,932
Royal Dutch Petroleum Co. (Bearer)                            314          51,855
Unilever NV, CVA                                               94          14,294
Wolters Kluwer NV, CVA                                         29           3,728
                                                                          -------
                                                                          141,187
                                                                          -------
SINGAPORE--0.1%
Hong Kong Land Holdings                                     1,036           2,310
Singapore Airlines Ltd. (alien market)                      1,000           8,804
Singapore Telecommunications                                6,000          13,972
                                                                          -------
                                                                           25,086
                                                                          -------
SPAIN--0.2%
Argentaria Corp.                                               50           1,959
Banco Bilbao-Vizcaya SA (Reg.)                                133           6,463
Banco de Santander SA (Reg.)                                   68           3,491
Empresa Nacional de Electricidad                              152           9,304
Iberdrola SA                                                  542           5,756
Repsol, SA                                                    176           5,745
Telefonica Internacional de Espana, SA                        550          11,035
                                                                          -------
                                                                           43,753
                                                                          -------
SWEDEN--0.2%
ASEA AB Series B                                               13           1,449
Asea                                                           39           4,419
Astra AB Series A                                             294          13,502
Astra AB Series B                                              40           1,825
L.M. Ericsson Telephone Series B                              560          15,159
Sandvik AB Series A                                            72           1,697
Sandvik AB Series B                                            82           1,933
Volvo AB Series A                                              65           1,344
Volvo AB Series B                                             167           3,467
                                                                          -------
                                                                           44,795
                                                                          -------

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
SWITZERLAND--0.7%
CS Holding (Reg.)                                             108        $ 10,787
Ciba-Geigy Ltd. (Bearer)                                        1           1,226
Ciba-Geigy Ltd. (Reg.)                                         14          17,245
Nestle Ltd. (Reg.)                                             25          27,156
Roche Group Holding AG                                          4          30,253
Roche Group Holding AG (Bearer)                                 1          12,263
Sandoz Ltd. (Bearer)                                            2           2,316
Sandoz Ltd. (Reg.)                                             21          24,273
Schweizerische Bankgesellschaft (Bearer)                       12          11,430
Schweizerische Bankgesellschaft (Reg.)                         13           2,509
Schweizerischer Bankverein (Reg.)                              45           8,669
Winterthur (Reg.)                                               4           2,383
Zurich Versicherung (Reg.)                                     27           7,391
                                                                          -------
                                                                          157,901
                                                                          -------
UNITED KINGDOM--2.3%
Abbey National                                                769           7,985
Allied Domecq PLC                                             621           4,791
Associated British Foods                                      443           3,043
BAA                                                           615           4,955
BAT Industries                                              1,806          12,522
BOC Group                                                     195           2,701
BTR                                                         2,223           9,317
Barclays                                                      976          15,321
Bass                                                          517           6,631
Boots Co.                                                     556           5,638
British Airways                                               577           5,193
British Gas                                                 2,541           7,899
British Petroleum Co.                                       3,294          35,398
British Sky Broadcast                                       1,030           9,673
British Steel                                                 806           2,240
British Telecom                                             3,652          22,439
Cable & Wireless                                            1,315          10,445
Cadbury Schweppes                                             589           4,908
Commercial Union Assurance Co.                                403           4,264
General Electric Co.                                        1,608           9,945
Glaxo Wellcome                                              2,029          31,868
Granada Group                                                 345           4,969
Grand Metropolitan, Inc.                                    1,266           9,551
Great University Stores                                       589           5,886
Guinness                                                    1,184           8,479
HSBC Holdings                                                 518          10,884
HSBC Holdings (Hong Kong)                                   1,073          21,987
Hanson Industries                                           2,167           2,839
Imperial Chemical Industries                                  424           5,445
Imperial Tobacco*                                             216           1,266

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
J. Sainsbury PLC                                            1,084       $   6,422
Kingfisher                                                    398           4,243
Lloyds TSB Group                                            2,430          15,405
Marks & Spencer PLC                                         1,640          13,773
National Power Development                                    695           4,581
National Westminster Bancorp                                1,046          11,943
Pearson, Inc.                                                 309           3,812
Powergen                                                      437           3,627
Prudential Corp.                                            1,141           8,636
RTZ Corp. PLC                                                 628          10,048
Rank Group                                                    486           3,231
Reed International                                            329           6,126
Reuters Holdings PLC                                          977          12,165
Royal Bank of Scotland                                        478           3,913
Safeway PLC                                                   685           4,064
Scot & Newcastle                                              358           3,720
Shell Transport & Trading Co.                               1,941          31,813
SmithKline Beecham PLC (New)                                1,610          19,889
Standard Chartered PLC                                        576           6,216
Tesco                                                       1,237           6,704
Thorn EMI                                                     261           5,127
Unilever                                                      475           9,981
Vodafone Group                                              1,238           4,786
Zeneca Group                                                  554          15,094
                                                                        ---------
                                                                          503,801
                                                                        ---------
                                                                        2,244,790
                                                                        ---------
TOTAL COMMON STOCK
  (Cost $7,622,564)                                                     8,567,163
                                                                        ---------
PREFERRED STOCK--0.0%
AUSTRALIA--0.0%
News Corp. (Limited Voting Shares)                            390           1,716
                                                                        ---------
GERMANY--0.0%
Sap AG (Non-Voting)                                            24           3,230
Volkswagen AG (Non-Voting)                                      6           1,821
                                                                        ---------
                                                                            5,051
                                                                        ---------

------------------------------------------------------------------------------

                                                          Number
                                                         of Shares       Value
                                                         ---------     ----------
ITALY--0.0%
Fiat SpA                                                      701           $ 994
                                                                            -----
UNITED STATES--0.0%
Aetna Inc. 6.25% Class C (Voting)                               7             491
Fresenius National Medical Care Inc. Class D
  (Special Dividend)*                                         100              13
                                                                            -----
                                                                            7,761
                                                                            -----
                                                                              504
                                                                            -----
TOTAL PREFERRED STOCK
  (Cost $8,500)                                                             8,265
                                                                            -----
WARRANTS--0.0%
SWITZERLAND--0.0%
Schweizerische Bankverein (expire 6/30/00)*                     5              13
                                                                            -----
UNITED STATES--0.0%
Jacor Communications Inc. (expire 09/18/01)*                  100             209
                                                                            -----
TOTAL WARRANTS
  (Cost $2,229)                                                               222
                                                                            -----

SCHWAB ASSET DIRECTOR--CONSERVATIVE GROWTH FUND(R)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Par            Value
                                                       ----------     -----------
U.S. TREASURY OBLIGATIONS--54.6%(A)
U.S. Treasury Bonds
  10.00%, 05/15/10                                      $ 300,000      $  369,519
  7.25%, 05/15/16                                       1,670,000       1,769,181
  8.13%, 08/15/19                                       1,700,000       1,969,722
  7.13%, 02/15/23                                         800,000         837,576
U.S. Treasury Notes
  5.88%, 08/15/98                                       1,300,000       1,303,458
  6.13%, 08/31/98                                       1,300,000       1,309,139
  5.00%, 02/15/99                                         600,000         589,920
  7.00%, 04/15/99                                         300,000         308,049
  7.50%, 10/31/99                                         600,000         625,374
  7.13%, 02/29/00                                         200,000         206,976
  5.75%, 10/31/00                                       1,050,000       1,040,046
  6.38%, 08/15/02                                         525,000         531,379
  5.88%, 02/15/04                                         500,000         489,100
  6.50%, 05/15/05                                         400,000         404,416
  6.50%, 08/15/05                                         500,000         505,600
                                                                       ----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $12,147,593)                                                   12,259,455
                                                                       ----------
AGENCY OBLIGATIONS--COUPON NOTES--1.8%(A)
Federal National Mortgage Assoc.
  7.25%, 06/01/05                                         400,000         403,712
                                                                       ----------
TOTAL AGENCY OBLIGATIONS--COUPON NOTES
  (Cost $403,739)                                                         403,712
                                                                       ----------
CASH EQUIVALENTS -- 7.3%
Federal Home Loan Bank Consolidated Discount Notes(b)
  5.30%, 01/30/97                                         600,000         592,272
Federal Home Loan Mortgage Corp. Discount Notes(b)
  5.30%, 11/01/96                                         605,000         605,000

                                                         Shares
                                                       ----------
Seven Seas Money Market Fund(c)
  5.04%, 11/07/96                                         437,614         437,614
                                                                       ----------
TOTAL CASH EQUIVALENTS
  (Cost $1,634,799)                                                     1,634,886
                                                                       ----------
TOTAL INVESTMENTS--101.8%
  (Cost $21,819,424)                                                   22,873,703
                                                                       ----------

------------------------------------------------------------------------------

                                                                         Value
                                                                      -----------
OTHER ASSETS AND LIABILITIES--(1.8%)
  Other Assets                                                         $  310,266
  Liabilities                                                            (725,344)
                                                                       ----------
                                                                         (415,078)
                                                                       ----------
NET ASSETS--100.0% (Note 7)
Applicable to 2,136,503 outstanding shares,
$0.00001 par value (unlimited shares authorized)                      $22,458,625
                                                                       ----------
                                                                       ----------
NET ASSET VALUE PER SHARE                                                  $10.51
                                                                            -----
                                                                            -----

---------------

NOTES TO STATEMENTS OF NET ASSETS

(a) Interest rates represent stated coupon rate of security.

(b) Interest rates represent effective yield at time of purchase.

(c) Interest rates represent the yield on October 31, 1996.

 *Non-Income Producing Security

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
Period from November 20, 1995 (commencement of operations) to
October 31, 1996

                                        --------Schwab Asset Director(R)--------
                                           High        Balanced     Conservative
                                        Growth Fund   Growth Fund   Growth Fund
                                        -----------   -----------   -----------
Investment income:
  Dividends (net of foreign tax
    withheld
    of $61,271, $34,666 and $7,507,
    respectively)                       $1,315,014    $  711,698     $ 154,124
  Interest                               1,199,705     1,595,716       710,068
                                        ----------    ----------     ---------
    Total investment income              2,514,719     2,307,414       864,192
                                        ----------    ----------     ---------
Expenses:
  Investment advisory and
    administration fee                     633,316       461,072       144,523
  Transfer agency and shareholder
    service fees                           215,222       157,039        49,377
  Custodian fees                           221,569       193,803       119,929
  Registration fees                         91,046        77,059        38,676
  Professional fees                         35,136        31,566        25,559
  Shareholder reports                       75,596        47,105        16,047
  Trustees' fees                             9,403         7,646         4,768
  Amortization of deferred
    organization costs                       3,470         3,470         3,470
  Insurance and other expenses               4,060         3,021         2,044
                                        ----------    ----------     ---------
                                         1,288,818       981,781       404,393
Less expenses reduced and absorbed
  (Note 4)                                (525,320 )    (425,212 )    (229,691)
                                        ----------    ----------     ---------
    Total expenses incurred by Fund        763,498       556,569       174,702
                                        ----------    ----------     ---------
Net investment income                    1,751,221     1,750,845       689,490
                                        ----------    ----------     ---------
Net realized loss on investments and
 foreign currency transactions:
  Net realized loss from changes in
    market value                          (548,396 )    (540,402 )    (140,784)
  Net realized loss from changes in
    foreign exchange rates                 (10,052 )     (19,754 )      (6,703)
                                        ----------    ----------     ---------
  Net realized loss on investments
    sold                                  (558,448 )    (560,156 )    (147,487)
  Net realized loss on foreign
    currency transactions                     (758 )        (160 )         (66)
    Net realized loss on investments    ----------    ----------     ---------
      sold and foreign currency
      transactions                        (559,206 )    (560,316 )    (147,553)

                            (Continued on next page)

------------------------------------------------------------------------------

                                        --------Schwab Asset Director(R)--------
                                           High        Balanced     Conservative
                                        Growth Fund   Growth Fund   Growth Fund
                                        -----------   -----------   -----------
Net unrealized gain (loss) on
  investments and foreign currency
  translations:
    Net unrealized gain from changes
      in market value                   $10,424,004   $5,862,801    $1,141,978
    Net unrealized loss from changes
      in
      foreign exchange rates              (658,362 )    (376,651 )     (87,699 )
                                        ----------    ----------     ---------
    Net unrealized gain on investments   9,765,642     5,486,150     1,054,279
    Net unrealized gain on translating
      assets and liabilities into the
      reporting currency                     1,898         1,249           499
                                        ----------    ----------     ---------
    Net unrealized gain on investments
      and foreign currency translation   9,767,540     5,487,399     1,054,778
                                        ----------    ----------     ---------
Net gain on investments                  9,208,334     4,927,083       907,225
                                        ----------    ----------     ---------
Increase in net assets resulting
  from operations                       $10,959,555   $6,677,928    $1,596,715
                                        ==========    ==========     =========

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
Period from November 20, 1995 (commencement of operations) to
October 31, 1996

                                        --------Schwab Asset Director(R)--------
                                           High        Balanced     Conservative
                                        Growth Fund   Growth Fund   Growth Fund
                                        -----------   -----------   -----------
Operations:
  Net investment income               $ 1,751,221     $1,750,845     $  689,490
  Net realized loss on investments
    sold and foreign currency
    transactions                         (559,206 )     (560,316 )     (147,553 )
  Net unrealized gain on investments
    and foreign currency translation    9,767,540      5,487,399      1,054,778
                                      ------------    -----------    -----------
  Increase in net assets resulting
    from operations                    10,959,555      6,677,928      1,596,715
                                      ------------    -----------    -----------
Dividends to shareholders from net
  investment income                      (158,402 )     (150,875 )     (616,233 )
                                      ------------    -----------    -----------
Capital share transactions:
  Proceeds from shares sold           117,537,418     89,829,083     29,366,693
  Net asset value of shares issued
    in reinvestment of dividends          152,276        138,204        551,598
  Less payments for shares redeemed   (22,537,909 )   (15,514,876)   (8,441,148 )
                                      ------------    -----------    -----------
  Increase in net assets from
    capital share transactions         95,151,785     74,452,411     21,477,143
                                      ------------    -----------    -----------
Total increase in net assets          105,952,938     80,979,464     22,457,625
Net assets:
  Beginning of period                       1,000          1,000          1,000
                                      ------------    -----------    -----------
  End of period (including
    undistributed net investment
    income of $1,592,819, $1,599,970
    and $73,257, respectively)        $105,953,938    $80,980,464    $22,458,625
                                      ============    ===========    ===========
Number of Fund shares:
  Sold                                 11,466,890      8,788,481      2,908,857
  Reinvested                               14,842         13,523         53,963
  Redeemed                             (2,106,758 )   (1,470,535 )     (826,417 )
                                      ------------    -----------    -----------
  Net increase in shares outstanding    9,374,974      7,331,469      2,136,403
Shares outstanding:
  Beginning of period                         100            100            100
                                      ------------    -----------    -----------
  End of period                         9,375,074      7,331,569      2,136,503
                                      ============    ===========    ===========

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Period from November 20, 1995 (commencement of operations) to
October 31, 1996
1. DESCRIPTION OF THE FUNDS

The Schwab Asset Director(R) - High Growth Fund, Schwab Asset
Director - Balanced Growth Fund and Schwab Asset Director - Conservative Growth Fund (the "Funds") are series of Schwab Capital Trust (the "Trust"), a no-load, open-end investment management company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended.

In addition to the three Funds described above, the Trust also offers -- the Schwab International Index Fund(R), Schwab Small-Cap Index Fund(R), Schwab S&P 500 Fund, Schwab Analytics Fund(TM), Schwab OneSource
Portfolios - International, Schwab OneSource Portfolios - Growth Allocation and Schwab OneSource Portfolios - Balanced Allocation. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments in securities traded on an exchange and investments in money market funds are valued at the last quoted sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Funds' investment manager pursuant to guidelines adopted in good faith by the Board of Trustees. Bonds and notes are generally valued at prices obtained from an independent bond-pricing service. These securities are valued at the mean between the representative quoted bid and asked prices, or if such prices are not available, at prices for securities of comparable maturity, quality and type. Short-term securities with

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Period from November 20, 1995 (commencement of operations) to
October 31, 1996

60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions and investment income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Realized gains and losses from security transactions are determined on an identified cost basis. For callable bonds purchased at a premium, the excess of the purchase price over the call value is amortized against interest income through the call date. If the call provision is not exercised, any remaining premium is amortized through the final maturity date.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Funds' custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Foreign currency translation -- The accounting records of the Funds are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Funds denominated in a foreign currency are translated into U.S. dollars at the exchange rates on October 31, 1996. Purchases and sales of foreign securities, foreign income receipts and foreign expense payments are translated into U.S. dollars at the exchange rate in effect on the dates of the respective transactions.

The Funds separate within their statement of operations the portion of realized and unrealized gains and losses resulting from changes in foreign exchange rates from that arising from changes in securities' market values.

Forward currency contracts -- A forward currency contract ("Forward") is an agreement between two parties to buy and sell a currency at a set price on a future date. The value of the Forward fluctuates with changes in currency exchange rates. The Forward is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss.

------------------------------------------------------------------------------

When the Forward is closed, the Funds record a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time the contract was closed. The Funds engage in Forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. The Funds could be exposed to risk if counterparties to the contracts are unable to meet the terms of the contracts or if the value of the foreign currency changes unfavorably.

Deferred organization costs -- Costs incurred in connection with the organization of the Funds and their initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from each Fund's commencement of operations.

Expenses -- Expenses arising in connection with a Fund are charged directly to that Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Each Fund is considered a separate entity for tax purposes.

At October 31, 1996, (for financial reporting and federal income tax purposes), net unrealized gain for the High Growth Fund, Balanced Growth Fund and Conservative Growth Fund aggregated $9,765,642, $5,486,150 and $1,054,279, respectively, of which $12,947,581, $7,384,650 and $1,494,797, respectively, related to appreciated securities and $3,181,939, $1,898,500 and $440,518, respectively, related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, each Fund pays an annual fee, payable

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Period from November 20, 1995 (commencement of operations) to
October 31, 1996

monthly, of 0.74% of each Fund's average daily net assets not in excess of $1 billion, 0.69% of such assets over $1 billion and 0.64% of such assets over $2 billion. Under this agreement, the High Growth Fund, Balanced Growth Fund and Conservative Growth Fund incurred investment advisory and administration fees of $633,316, $461,072 and $144,523, respectively, for the period ended October 31, 1996, before the Investment Manager reduced its fee (see Note 4).

Sub-advisory agreement -- The Investment Manager has a sub-advisory agreement with Symphony Asset Management, Inc. ("Symphony") to serve as sub-adviser to the Funds. Symphony does not receive compensation directly from the Funds. However, the Investment Manager pays Symphony an annual fee, payable monthly, of 0.08% of the Funds' aggregate average net assets on the first $100 million, 0.06% of the next $150 million, 0.04% of the next $600 million and 0.02% of such assets over $850 million.

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of each Fund's average daily net assets for transfer agency services and 0.20% of such assets for shareholder services. For the period ended October 31, 1996, the High Growth Fund, Balanced Growth Fund and Conservative Growth Fund incurred transfer agency and shareholder service fees of $215,222, $157,039 and $49,377, respectively, before Schwab reduced its fees (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the period ended October 31, 1996, the Trust made no direct payments to its officers or trustees who were "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Funds incurred fees aggregating $21,817 related to the Trust's unaffiliated trustees.

------------------------------------------------------------------------------

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees and absorbed certain expenses in order to limit each Fund's ratio of operating expenses to average net assets. For the period ended October 31, 1996, the total of such fees and expenses reduced and absorbed by the Investment Manager were $321,597, $271,535 and $180,314 for the High Growth Fund, Balanced Growth Fund and Conservative Growth Fund, respectively, and the total of such fees reduced by Schwab was $203,723, $153,677 and $49,377 for the High Growth Fund, Balanced Growth Fund and Conservative Growth Fund, respectively (See Note 8).

5. BORROWING AGREEMENT

The Trust has an agreement with State Street Bank and Trust Company, the Fund's custodian, whereby each Fund may borrow up to $10,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. During the period ended October 31, 1996, no borrowings were made under this arrangement.

6. INVESTMENT TRANSACTIONS

Purchases, sales and maturities of investment securities, other than short-term obligations, for the period ended October 31, 1996, were as follows (in thousands):

                                     High        Balanced     Conservative
                                 Growth Fund    Growth Fund   Growth Fund
                                 ------------   -----------   -----------
Purchases                        $130,861,596   $99,791,667   $33,172,236
Proceeds of sales and
  maturities                     $ 40,474,842   $28,878,116   $12,799,753

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Period from November 20, 1995 (commencement of operations) to
October 31, 1996

7. COMPOSITION OF NET ASSETS

At October 31, 1996, net assets for each Fund consisted of:

                                           High         Balanced      Conservative
                                       Growth Fund     Growth Fund    Growth Fund
                                       ------------    -----------    -----------
Paid in capital                        $95,152,785     $74,453,411    $21,478,143
Accumulated undistributed net
  investment income                      1,592,819      1,599,970         73,257
Accumulated net realized loss on
  investments sold and
  foreign currency transactions           (559,206 )     (560,316 )     (147,553 )
Net unrealized gain on investments       9,765,642      5,486,150      1,054,279
Net unrealized loss on translating
  assets and liabilities into the
  reporting currency                         1,898          1,249            499
                                       ------------    -----------    -----------
                                       $105,953,938    $80,980,464    $22,458,625
                                       ============    ===========    ===========

At October 31, 1996, the High Growth Fund's Statement of Net Assets included:
$4,897,479 payable for investments purchased, $70,257 payable for Fund shares redeemed, $19,729 payable for investment advisory and administration fee, $2,776 payable for transfer agency fees and $67,640 receivable for Fund shares sold. The Balanced Growth Fund's Statement of Net Assets included: $3,898,551 payable for investments purchased, $275,334 payable for Fund shares redeemed, $10,697 payable for investment advisory and administration fee $3,362 payable for transfer agency fees and $129,240 receivable for Fund shares sold. The Conservative Growth Fund's Statement of Net Assets included: $593,038 payable for investment purchased, $23,354 payable for Fund shares redeemed, $2,650 receivable from advisor and $9,476 receivable for Fund shares sold.

------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period from November 20, 1995 (commencement of operations) to October 31, 1996:

                                            High         Balanced      Conservative
                                        Growth Fund     Growth Fund    Growth Fund
                                        ------------    -----------    -----------
Net asset value at beginning of period  $     10.00     $    10.00     $    10.00
Income from investment operations
  Net investment income                        0.19           0.25           0.33
  Net realized and unrealized gain on
    investments and foreign
    currency transactions                      1.13           0.83           0.48
                                        ------------    -----------    -----------
  Total from investment operations             1.32           1.08           0.81
Less distributions
  Dividends from net investment income        (0.02 )        (0.03 )        (0.30 )
  Distributions from realized gain
    on investments                               --             --             --
                                        ------------    -----------    -----------
  Total distributions                         (0.02 )        (0.03 )        (0.30 )
                                        ------------    -----------    -----------
Net asset value at end of period        $     11.30     $    11.05     $    10.51
                                        ============    ===========    ===========
Total return (not annualized)                 13.24%         10.82%          8.18%
Ratios/Supplemental data
  Net assets, end of period             $105,953,938    $80,980,464    $22,458,625
  Ratio of expenses to average net
    assets+                                    0.89%*         0.89%*         0.89%*
  Ratio of net investment income to
    average net assets+                        2.03%*         2.79%*         3.49%*
  Portfolio turnover rate                        46%            44%            64%
  Average commission rate                    $ 0.03         $ 0.02         $ 0.02

---------------

+ The information contained in the above table is based on actual expenses for the period, after giving effect to the portion of fees reduced and expenses absorbed by the Investment Manager and Schwab. Had these fees and expenses not been reduced and absorbed, the Funds' expense and net investment income ratios would have been:

  Ratio of expenses to average net
  assets                                       1.50%*         1.56%*         2.05%*
  Ratio of net investment income to
    average net assets                         1.42%*         2.12%*         2.33%*

* Annualized

------------------------------------------------------------------------------

To the Trustees and Shareholders of
the Schwab Asset Director(R) - High Growth Fund,
Schwab Asset Director - Balanced Growth Fund and
Schwab Asset Director - Conservative Growth Fund

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab Asset Director - High Growth Fund, Schwab Asset Director - Balanced Growth Fund and Schwab Asset Director - Conservative Growth Fund (three of the series constituting Schwab Capital Trust, hereafter referred to as the "Trust") at October 31, 1996, and the results of each of their operations, the changes in each of their net assets and the financial highlights for the period November 20, 1995 (commencement of operations) through October 31, 1996, in conformity with generally accepted accounting principles. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
November 27, 1996

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                        of Shares        (000s)
                                                        ----------     ----------
COMMON STOCK--98.9%
AEROSPACE/DEFENSE--2.3%
B.F. Goodrich Co.                                            3,100          $ 131
Boeing Co.                                                  17,900          1,707
General Dynamics Corp.                                       3,700            254
Lockheed Martin Corp.                                       11,000            986
McDonnell Douglas Corp.                                     11,100            605
Northrop Grumman Corp.                                       3,400            275
Raytheon Co.                                                11,700            576
Rockwell International Corp.                                11,100            611
Textron Inc.                                                 4,500            399
United Technologies Corp.                                    6,100            785
                                                                            -----
                                                                            6,329
                                                                            -----
AIR TRANSPORTATION--0.3%
AMR Corp.*                                                   4,300            361
Delta Airlines Inc.                                          4,800            340
Southwest Airlines Co.                                       7,700            173
USAir Group, Inc.*                                           3,400             59
                                                                            -----
                                                                              933
                                                                            -----
ALCOHOLIC BEVERAGES--0.7%
Adolph Coors Co. Class B                                     2,800             54
Anheuser-Busch Companies, Inc.                              24,500            943
Brown Forman Corp. Class B                                   3,300            143
Seagram Company Ltd.                                        18,600            704
                                                                            -----
                                                                            1,844
                                                                            -----
APPAREL--0.5%
Liz Claiborne Inc.                                           3,600            152
NIKE, Inc. Class B                                          15,000            883
Reebok International Ltd.                                    3,600            129
Russell Corp.                                                2,000             57
Springs Industries Inc.                                      1,900             86
Stride Rite Corp.                                            4,100             34
V.F. Corp.                                                   2,800            183
                                                                            -----
                                                                            1,524
                                                                            -----
AUTOMOTIVE PRODUCTS--0.2%
Cooper Tire & Rubber                                         5,200            102
Goodyear Tire & Rubber                                       7,700            353
                                                                            -----
                                                                              455
                                                                            -----
BANKS--8.0%
Banc One Corp.                                              22,400            949
Bank of Boston Corp.                                         7,500            480
Bank of New York Co., Inc.                                  19,400            643
BankAmerica Corp.                                           18,900          1,729

------------------------------------------------------------------------------

                                                          Number         Value
                                                        of Shares        (000s)
                                                        ----------     ----------
Bankers Trust New York Corp.                                 4,300         $  363
Barnett Banks, Inc.                                         10,500            400
Boatmens Bancshares Inc.                                     7,800            474
Chase Manhattan Corp. (New)                                 22,700          1,947
Citicorp                                                    25,600          2,534
Comerica Inc.                                                6,100            324
Corestates Financial Corp.                                  11,400            554
Fifth Third Bancorp                                          6,500            408
First Bank System Inc.                                       6,600            436
First Chicago NBD Corp.                                     15,800            806
First Union Corp.                                           13,800          1,004
Fleet Financial Group Inc. (New)                            14,900            743
J.P. Morgan & Co. Inc.                                       9,200            795
Keycorp (New)                                               11,400            532
MBNA Corp.                                                  11,600            438
Mellon Bank Corp.                                            6,100            397
National City Corp.                                         12,600            547
NationsBank Corp.                                           14,800          1,395
Norwest Corp.                                               19,100            838
PNC Bank Corp.                                              18,700            678
Republic New York Corp.                                      2,700            206
Suntrust Banks, Inc.                                        11,100            518
U.S. Bancorp                                                 7,400            296
Wachovia Corp. (New)                                         8,800            473
Wells Fargo & Co.                                            5,300          1,416
                                                                           ------
                                                                           22,323
                                                                           ------
BUSINESS MACHINES & SOFTWARE--7.6%
3COM Corp.*                                                  8,600            582
Amdahl Corporation*                                          5,700             58
Apple Computer, Inc.*                                        6,300            146
Autodesk, Inc.                                               2,700             62
Bay Networks, Inc.*                                          9,000            182
Cabletron Systems Inc.*                                      3,900            243
Ceridian Corp.*                                              3,700            184
Cisco Systems Inc.*                                         33,500          2,071
Compaq Computer Corp.*                                      13,200            919
Computer Assoc. International Inc.                          17,900          1,058
Computer Sciences Corp.*                                     3,600            267
Data General Corp.*                                          3,300             49
Dell Computer Corp.*                                         4,400            359
Digital Equipment Corp.*                                     7,700            227
EMC Corp.*                                                  11,400            299
Hewlett Packard Co.                                         52,600          2,321
Honeywell Inc.                                               6,200            385
Intergraph Corp.*                                            3,700             35
International Business Machines                             27,500          3,548
Microsoft Corp.*                                            31,100          4,270

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                        of Shares        (000s)
                                                        ----------     ----------
Novell Inc.*                                                17,800         $  166
Oracle Systems Corp.*                                       32,800          1,388
Pitney Bowes Inc.                                            7,900            441
Seagate Technology, Inc.*                                    5,300            354
Silicon Graphics Inc.*                                       9,400            174
Sun Microsystems Inc.*                                       9,200            561
Tandem Computers Inc.*                                       5,600             71
Unisys Corp.*                                                8,800             55
Xerox Corp.                                                 16,300            756
                                                                           ------
                                                                           21,231
                                                                           ------
BUSINESS SERVICES--1.8%
Allegiance Corp.*                                            2,600             49
Automatic Data Processing, Inc.                             14,600            608
Bowne & Co. Inc.                                             1,000             23
Browning Ferris Industries Inc.                             10,400            273
Deluxe Corp.                                                 4,000            131
Dun & Bradstreet Corp.                                       8,900            515
Ecolab Inc.                                                  3,800            139
First Data Corp.                                            11,100            885
H & R Block Inc.                                             5,100            126
Interpublic Group of Companies, Inc.                         3,700            179
John H. Harland Co.                                          2,400             75
Laidlaw Inc. Class B (Non Voting)                           14,900            175
Moore Corp. Ltd.                                             5,200            105
National Service Industries, Inc.                            2,000             69
R.R. Donnelley & Sons Co.                                    7,800            237
SUPERVALU Inc.                                               3,000             89
Safety-Kleen Corp.                                           3,300             52
Service Corp. International                                 12,000            342
Shared Medical Systems Corp.                                 1,700             82
Viad Corp.                                                   3,000             44
WMX Technologies Inc.                                       24,600            846
                                                                           ------
                                                                            5,044
                                                                           ------
CHEMICAL--3.5%
Air Products & Chemicals Inc.                                5,300            318
Dow Chemical Co.                                            13,400          1,042
E.I. Du Pont de Nemours & Co.                               29,500          2,736
Eastman Chemical Co.                                         4,600            243
Great Lakes Chemical Corp.                                   3,300            172
Hercules Inc.                                                5,300            252
Minnesota Mining & Manufacturing Co.                        22,300          1,709
Monsanto Co.                                                30,500          1,209
Morton International Inc.                                    7,100            280
Nalco Chemical Co.                                           3,200            116
PPG Industries Inc.                                          9,600            547
Praxair Inc.                                                 7,800            345

------------------------------------------------------------------------------

                                                          Number         Value
                                                        of Shares        (000s)
                                                        ----------     ----------
Rohm & Haas Co.                                              3,200          $ 228
Sigma-Aldrich Corp.                                          3,000            176
Union Carbide Corp.                                          6,700            286
W R Grace & Co. (Delaware)*                                  4,600            244
                                                                            -----
                                                                            9,903
                                                                            -----
CONSTRUCTION--0.3%
Armstrong World Industries, Inc.                             1,700            113
Centex Corp.                                                 2,300             69
Crane Co.                                                    1,000             47
Fluor Corp.                                                  4,700            308
Kaufman & Broad Home Corp.                                   3,200             38
Owens Corning                                                2,100             81
Pulte Corp.                                                    600             16
Sherwin Williams Co.                                         5,000            251
Stanley Works                                                3,800            107
                                                                            -----
                                                                            1,030
                                                                            -----
CONSUMER-DURABLE--0.3%
Black & Decker Corp.                                         4,600            172
Masco Corp.                                                  7,600            238
Maytag Corp.                                                 5,600            111
Newell Co.                                                   7,700            218
Snap-on Tools Corp.                                          2,850             92
Whirlpool Corp.                                              4,300            203
                                                                            -----
                                                                            1,034
                                                                            -----
CONSUMER-NONDURABLE--1.1%
American Greetings Corp. Class A                             4,600            135
Corning Inc.                                                10,700            415
Darden Restaurants Inc.                                      7,500             63
Hasbro Inc.                                                  4,400            171
Jostens, Inc.                                                2,800             60
Luby's Cafeterias, Inc.                                        500             11
Mattel Inc.                                                 12,700            367
McDonald's Corp.                                            36,100          1,602
Premark International, Inc.                                  2,100             44
Rubbermaid Inc.                                              6,600            153
Ryan's Family Steak Houses Inc.*                             4,200             30
Shoney's Inc.*                                               3,900             29
Wendy's International, Inc.                                  6,600            136
                                                                            -----
                                                                            3,216
                                                                            -----
CONTAINERS--0.2%
Ball Corp.                                                     600             14
Bemis Co., Inc.                                              2,900            102

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                        of Shares        (000s)
                                                        ----------     ----------
Crown Cork & Seal Inc.                                       7,000         $  336
Stone Container Corp.                                        4,600             70
                                                                           ------
                                                                              522
                                                                           ------
ELECTRONICS--3.7%
AMP Inc.                                                    12,500            423
Advanced Micro Devices Inc.*                                 6,400            114
Applied Materials, Inc.*                                     8,200            217
EG&G, Inc.                                                   3,000             53
General Instrument Corp.*                                    7,500            151
General Signal Corp.                                         2,500            102
Harris Corp.                                                 2,300            144
Intel Corp.                                                 42,800          4,700
LSI Logic Corp.*                                             6,600            175
Lucent Technologies, Inc.                                   32,319          1,519
Micron Technology Inc.                                      10,700            272
Motorola Inc.                                               31,500          1,449
National Semiconductor Corp.*                                8,700            167
Perkin-Elmer Corp.                                           2,500            134
Scientific-Atlanta, Inc.                                     3,700             54
Tektronix, Inc.                                              1,600             63
Texas Instruments Inc.                                       9,500            457
Thomas & Betts Corp.                                         2,900            123
                                                                           ------
                                                                           10,317
                                                                           ------
ENERGY-DEVELOPMENT--1.3%
Baker Hughes Inc.                                            7,500            267
Burlington Resources Inc.                                    6,500            327
Dresser Industries Inc.                                      9,200            302
Halliburton Co.                                              5,800            328
Helmerich & Payne Inc.                                       1,600             87
Louisiana Land & Exploration Co.                             1,600             91
McDermott International Inc.                                 2,800             50
Occidental Petroleum Corp.                                  16,200            397
Rowan Cos. Inc.*                                             4,400             98
Schlumberger Ltd.                                           12,200          1,209
Union Pacific Resources Group*                              12,832            353
                                                                           ------
                                                                            3,509
                                                                           ------
FOOD-AGRICULTURE--6.3%
Archer-Daniels-Midland Co.                                  27,535            599
CPC International Inc.                                       7,600            599
Campbell Soup Co.                                           12,000            960
Coca-Cola Co.                                              128,100          6,469
ConAgra, Inc.                                               11,900            594
Fleming Companies, Inc.                                      3,300             57
General Mills Inc.                                           7,800            446
H.J. Heinz Co.                                              19,100            678

------------------------------------------------------------------------------

                                                          Number         Value
                                                        of Shares        (000s)
                                                        ----------     ----------
Hershey Foods Corp.                                          7,600         $  368
Kellogg Co.                                                 11,000            699
Pepsico Inc.                                                80,000          2,370
Pioneer Hi-Bred International Inc.                           4,300            289
Quaker Oats Co.                                              7,500            266
Ralston Purina Co.                                           5,200            344
Sara Lee Corp.                                              23,800            845
Sysco Corp.                                                  8,700            296
Unilever                                                     8,000          1,223
Whitman Corp.                                                5,300            129
Wm Wrigley Junior Co.                                        5,600            337
                                                                           ------
                                                                           17,568
                                                                           ------
GOLD--0.4%
Barrick Gold Corp.                                          17,600            460
Battle Mountain Gold Co.                                    12,000             92
Homestake Mining Co.                                         7,800            111
Newmont Mining Corp.                                         4,800            222
Placer Dome, Inc.                                           12,000            288
Santa Fe Pacific Gold Corp.                                  7,400             88
                                                                           ------
                                                                            1,261
                                                                           ------
HEALTHCARE--10.3%
ALZA Corp.*                                                  4,000            104
Abbott Laboratories                                         41,200          2,086
Allergan Inc.                                                3,800            116
American Home Products Corp.                                32,700          2,003
Amgen Inc.*                                                 13,500            828
Bausch & Lomb Inc.                                           3,400            115
Baxter International Inc.                                   13,000            541
Becton Dickinson & Co.                                       6,300            274
Beverly Enterprises, Inc.*                                   5,200             64
Biomet Inc.*                                                 5,300             85
Boston Scientific Corp.*                                     8,700            473
Bristol Myers Squibb Co.                                    25,700          2,718
C.R. Bard Inc.                                               2,200             62
Columbia/HCA Healthcare Corp.                               32,850          1,174
Eli Lilly & Co.                                             28,900          2,037
Fresenius Medical Care AG (Sponsored
  American Depository Receipts)*                             4,825            144
Humana Inc.*                                                 8,200            150
Johnson & Johnson                                           70,000          3,448
Mallinckrodt Inc.                                            3,700            161
Manor Care, Inc.                                             3,600            141
Medtronic Inc.                                              11,900            766
Merck & Co. Inc.                                            62,200          4,611
Pfizer Inc.                                                 33,400          2,764
Pharmacia & Upjohn Inc.                                     27,300            983

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                        of Shares        (000s)
                                                        ----------     ----------
Schering Plough Corp.                                       20,100        $ 1,286
St. Jude Medical, Inc.*                                      4,200            166
Tenet Healthcare Corp.*                                     10,500            219
United Healthcare Corp.*                                     9,700            367
United States Surgical Corp.                                 3,900            163
Warner Lambert Co.                                          13,400            853
                                                                           ------
                                                                           28,902
                                                                           ------
HOUSEHOLD PRODUCTS--2.6%
Alberto Culver Co. Class B                                   1,800             82
Avon Products, Inc.                                          6,400            347
Clorox Co.                                                   2,900            316
Colgate-Palmolive Co.                                        7,100            653
Dial Corp. (New)                                             3,000             41
Gillette Co.                                                23,600          1,764
International Flavors & Fragrances Inc.                      6,100            252
Procter & Gamble Co.                                        35,800          3,544
Tupperware Corp.                                             3,300            170
                                                                           ------
                                                                            7,169
                                                                           ------
IMAGING & PHOTO--0.5%
Eastman Kodak Co.                                           16,900          1,348
Polaroid Corp.                                               2,800            114
                                                                           ------
                                                                            1,462
                                                                           ------
INSURANCE--3.5%
Aetna Inc.                                                   7,745            518
Alexander & Alexander Services                               3,500             53
Allstate Corp.                                              22,300          1,252
American General Corp.                                       9,700            361
American International Group, Inc.                          24,600          2,672
Aon Corp.                                                    5,600            323
Chubb Corp.                                                  8,700            435
Cigna Corp.                                                  3,600            470
General Re Corp.                                             4,400            648
ITT Hartford Group Inc.                                      5,700            359
Jefferson-Pilot Corp.                                        3,200            182
Lincoln National Corp. Inc.                                  5,600            272
MGIC Investment Corp.                                        3,000            206
Marsh & McLennan Companies                                   3,600            375
Providian Corp.                                              4,400            207
Safeco Corp.                                                 5,800            220
St. Paul Companies, Inc.                                     4,600            250
Torchmark Corp.                                              3,900            189
Transamerica Corp.                                           3,700            281
UNUM Corp.                                                   4,000            252

------------------------------------------------------------------------------

                                                          Number         Value
                                                        of Shares        (000s)
                                                        ----------     ----------
USF&G Corp.                                                  6,000         $  114
USLIFE Corp.                                                 1,900             59
                                                                            -----
                                                                            9,698
                                                                            -----
MEDIA--2.1%
Comcast Corp. Class A                                       12,700            187
Dow Jones & Co. Inc.                                         4,700            155
Gannett Inc.                                                 7,600            577
King World Productions, Inc.*                                1,900             68
Knight-Ridder, Inc.                                          5,000            187
McGraw-Hill, Inc.                                            5,300            248
Meredith Corp.                                               1,600             80
New York Times Co. Class A                                   5,100            184
SBC Communications Inc.                                     31,300          1,522
Tele Communications Inc. (New)--TCI Group Series A*         32,900            409
Time Warner Inc.                                            30,300          1,129
Times Mirror Co. (New) Series A                              5,700            264
Tribune Co. (New)                                            3,200            262
Viacom Inc. Class B*                                        18,300            597
                                                                            -----
                                                                            5,869
                                                                            -----
MISCELLANEOUS FINANCE--3.2%
American Express Co.                                        23,600          1,109
Beneficial Corp.                                             3,200            187
Dean Witter Discover & Co.                                   8,600            506
Federal Home Loan Mortgage Corp.                             9,200            929
Federal National Mortgage Assoc.                            59,400          2,324
Golden West Financial Corp.                                  2,900            188
Great Western Financial Corp.                                6,600            185
Green Tree Financial Corp.                                   7,400            293
H.F. Ahmanson & Co.                                          5,900            185
Household International Inc.                                 4,600            407
Merrill Lynch & Co. Inc.                                     9,500            667
Morgan Stanley Group Inc.                                    7,900            397
Salomon Inc.                                                 5,600            253
Travelers Inc.                                              24,950          1,354
                                                                            -----
                                                                            8,984
                                                                            -----
MOTOR VEHICLE--2.4%
Chrysler Corp.                                              38,800          1,305
Cummins Engine Inc.                                          2,400            100
Dana Corp.                                                   5,500            163
Eaton Corp.                                                  4,300            257
Echlin Inc.                                                  3,700            121
Fleetwood Enterprises, Inc.                                  1,100             37
Ford Motor Co.                                              59,300          1,853
General Motors Corp.                                        40,000          2,155
Genuine Parts Co.                                            5,600            245

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                        of Shares        (000s)
                                                        ----------     ----------
Lucasvarity PLC (Sponsored American
  Depository Receipts)*                                      3,174         $  128
Navistar International Corp.*                                4,600             43
PACCAR Inc.                                                  1,800            100
TRW Inc.                                                     3,300            299
                                                                           ------
                                                                            6,806
                                                                           ------
NON-FERROUS--0.8%
Alcan Aluminum Ltd.                                         10,500            345
Aluminum Company of America                                  9,000            528
Asarco Inc.                                                  2,900             76
Cyprus Amax Minerals Co.                                     5,100            115
Echo Bay Mines Ltd                                           6,400             50
Engelhard Corp.                                              7,200            131
Freeport-McMoRan Copper & Gold Inc. Class B                  9,800            298
Inco Ltd.                                                    8,500            270
Phelps Dodge Corp.                                           3,800            239
Reynolds Metals Co.                                          2,700            152
                                                                           ------
                                                                            2,204
                                                                           ------
OIL-DOMESTIC--1.2%
Amerada Hess Corp.                                           4,900            271
Ashland Inc.                                                 3,800            162
Atlantic Richfield Co.                                       8,200          1,087
Kerr-McGee Corp.                                             3,000            188
Oryx Energy Co.*                                             5,500            106
Pennzoil Co.                                                 2,000            102
Phillips Petroleum Co.                                      13,700            562
Santa Fe Energy Resources, Inc.*                             4,500             64
Sun Inc.                                                     3,600             81
USX Corp. (Marathon Group) (New)                            15,200            333
Unocal Corp.                                                12,900            472
                                                                           ------
                                                                            3,428
                                                                           ------
OIL-INTERNATIONAL--6.6%
Amoco Corp.                                                 25,500          1,932
Chevron Corp.                                               34,200          2,249
Exxon Corp.                                                 64,700          5,734
Mobil Corp.                                                 20,700          2,417
Royal Dutch Petroleum Co.                                   27,300          4,515
Texaco, Inc.                                                13,300          1,352
Western Atlas, Inc.*                                         3,000            208
                                                                           ------
                                                                           18,407
                                                                           ------
PAPER--1.6%
Alco Standard Corp.                                          6,000            278
Boise Cascade Corp.                                          1,900             59
Champion International Corp.                                 5,300            231
Georgia Pacific Corp.                                        4,500            338

------------------------------------------------------------------------------

                                                          Number         Value
                                                        of Shares        (000s)
                                                        ----------     ----------
International Paper Co.                                     15,500         $  663
James River Corp.                                            3,900            123
Kimberly Clark Corp.                                        14,100          1,315
Louisiana Pacific Corp.                                      5,600            117
Mead Corp.                                                   3,000            170
Potlatch Corp.                                               2,200             94
Temple-Inland Inc.                                           2,900            149
Union Camp Corp.                                             3,000            146
Westvaco Corp.                                               5,900            168
Weyerhaeuser Co.                                             9,900            454
Willamette Industries, Inc.                                  3,500            235
                                                                           ------
                                                                            4,540
                                                                           ------
PRODUCER GOODS-MANUFACTURING--5.7%
Allied Signal Inc.                                          15,100            989
Avery Dennison Corp.                                         2,900            191
Briggs & Stratton Corp.                                      2,000             80
Case Corp.                                                   3,600            167
Caterpillar Inc.                                             9,300            638
Cincinnati Milacron Inc.                                     2,900             55
Cooper Industries Inc.                                       5,800            233
Deere & Co.                                                 12,500            522
Dover Corp.                                                  5,800            298
Emerson Electric Co.                                        12,500          1,113
FMC Corp. (New)*                                             2,300            169
Foster Wheeler Corp.                                         2,200             90
General Electric Co.                                        85,400          8,262
Giddings & Lewis Inc.                                        3,200             37
Harnischfeger Industries Corp.                               2,500            100
ITT Industries Inc.                                          7,200            167
Illinois Tool Works Inc.                                     7,000            492
Ingersoll Rand Co.                                           4,900            204
Johnson Controls, Inc.                                       2,800            204
Millipore Corp.                                              2,700             95
Pall Corp.                                                   6,100            156
Parker Hannifin Corp.                                        4,000            152
Raychem Corp.                                                2,400            188
TRINOVA Corp.                                                2,300             76
Tenneco, Inc.                                                9,000            446
Timken Co.                                                   1,800             80
Tyco Labs Inc.                                               7,000            347
W.W. Grainger, Inc.                                          2,900            215
Westinghouse Electric Corp.                                 20,100            344
                                                                           ------
                                                                           16,110
                                                                           ------
RAILROAD--1.0%
Burlington Northern Santa Fe                                 8,700            717
CSX Corp.                                                    9,900            427

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                        of Shares        (000s)
                                                        ----------     ----------
Conrail Inc.                                                 4,200         $  400
Norfolk Southern Corp.                                       6,600            588
Union Pacific Corp.                                         12,200            685
                                                                           ------
                                                                            2,817
                                                                           ------
REAL PROPERTY--0.2%
HFS, Inc.*                                                   6,600            483
                                                                           ------
RETAIL--4.9%
Albertson's, Inc.                                           12,600            433
American Stores Co. (New)                                    6,500            269
CUC International Inc.*                                     18,600            456
Charming Shoppes Inc.*                                       5,800             27
Circuit City Stores Inc.                                     5,200            170
Dayton Hudson Corp.                                          9,900            343
Dillard Department Stores Inc. Class A                       5,100            162
Federated Department Stores Inc.*                           10,200            337
Footstar Inc.*                                               1,698             37
Fruit of the Loom Inc. Class A*                              4,200            153
Gap Inc.                                                    14,700            426
Giant Food Inc. Class A                                      3,200            108
Great Atlantic & Pacific Tea Co., Inc.                       2,800             84
Harcourt General Inc.                                        3,700            184
Home Depot Inc.                                             25,600          1,402
J.C. Penney Inc.                                            11,600            609
K Mart Corp.*                                               24,600            240
Kroger Co.*                                                  6,100            272
Limited Inc.                                                14,300            263
Longs Drug Stores Corp.                                      1,700             76
Lowes Cos Inc.                                               9,000            363
May Department Stores Co.                                   12,800            606
Melville Corp.                                               5,900            220
Mercantile Stores Co., Inc.                                  1,700             84
Nordstrom Inc.                                               4,000            144
Payless Shoesource Inc.*                                     1,040             35
Pep Boys--Manny, Moe & Jack                                  3,800            133
Price Costco Inc.*                                          11,100            220
Rite Aid Corp.                                               4,100            139
Sears Roebuck & Co.                                         21,100          1,021
TJX Companies, Inc.                                          3,600            144
Tandy Corp.                                                  3,400            128
Toys 'R' Us, Inc.*                                          13,700            464
Wal-Mart Stores, Inc.                                      118,500          3,155
Walgreen Co.                                                12,200            461
Winn Dixie Stores Inc.                                       8,100            270
Woolworth Corp.*                                             6,800            143
                                                                           ------
                                                                           13,781
                                                                           ------

------------------------------------------------------------------------------

                                                          Number         Value
                                                        of Shares        (000s)
                                                        ----------     ----------
STEEL--0.3%
Allegheny Teldyne Inc.                                       9,235         $  197
Armco Inc.*                                                  6,400             24
Bethlehem Steel Corp.*                                       5,500             45
Inland Steel Industries, Inc.                                1,100             18
Nucor Corp.                                                  4,500            213
USX Corp. (U.S. Steel Group)                                 4,200            114
Worthington Industries Inc.                                  5,300            110
                                                                           ------
                                                                              721
                                                                           ------
TELEPHONE--6.3%
AT&T Corp.                                                  83,200          2,902
Airtouch Communications Inc.*                               25,000            653
Alltel Corp.                                                10,200            311
Ameritech Corp. (New)                                       28,000          1,533
Andrew Corp.*                                                3,200            156
Bell Atlantic Corp.                                         23,400          1,410
BellSouth Corp.                                             52,300          2,131
DSC Communications Corp.*                                    5,400             75
GTE Corp.                                                   50,600          2,132
MCI Communications Corp.                                    35,400            887
Northern Telecom Ltd                                        12,800            834
Nynex Corp.                                                 21,800            970
Pacific Telesis Group                                       21,300            724
Sprint Corp.                                                21,300            836
Tellabs Inc.*                                                4,900            417
U S WEST, Inc. (Communications Group)                       23,600            717
U S WEST, Inc. (Media Group)*                               25,700            402
Worldcom, Inc.*                                             19,200            469
                                                                           ------
                                                                           17,559
                                                                           ------
TOBACCO--1.8%
American Brands, Inc.                                        8,900            425
Loew's Corp.                                                 5,500            454
Philip Morris Companies, Inc.                               41,800          3,872
UST Inc.                                                     8,700            251
                                                                           ------
                                                                            5,002
                                                                           ------
TRANSPORTATION-MISCELLANEOUS--0.2%
Caliber Systems Inc.                                         5,300             89
Consolidated Freightways Inc.                                4,700            113
Federal Express Corp.*                                       3,200            258
NACCO Industries, Inc. Class A                                 200              9
Ryder System, Inc.                                           4,500            134
Yellow Corp.*                                                  600              8
                                                                           ------
                                                                              611
                                                                           ------

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                          Number         Value
                                                        of Shares        (000s)
                                                        ----------     ----------
TRAVEL & RECREATION--1.3%
Bally Entertainment Corp.*                                   3,200          $  96
Brunswick Corp.                                              4,700            110
Harrah's Entertainment Inc.*                                 5,300             89
Hilton Hotels Corp.                                          9,600            292
ITT Corp. (New)*                                             5,800            244
Marriot International Inc.                                   6,100            347
Walt Disney Co.                                             35,700          2,352
                                                                            -----
                                                                            3,530
                                                                            -----
UTILITIES--3.9%
American Electric Power Co., Inc.                            8,700            361
Baltimore Gas & Electric Co.                                 8,100            221
Carolina Power & Light Co.                                   7,000            253
Central & South West Corp.                                  10,700            284
Cinergy Corp.                                                8,000            265
Coastal Corp.                                                5,900            254
Columbia Gas System, Inc.                                    2,600            158
Consolidated Edison Co.                                     11,400            333
Consolidated Natural Gas Co.                                 4,600            244
DTE Energy Co.                                               7,700            232
Dominion Resources Inc.                                     10,100            381
Duke Power Co.                                              10,900            533
ENSERCH Corp.                                                4,500             97
Eastern Enterprises                                          1,700             65
Edison International                                        21,400            423
Enron Corp.                                                 12,100            563
Entergy Corp.                                               11,900            333
FPL Group, Inc.                                              9,700            446
GPU Inc.                                                     6,000            197
Houston Industries Inc.                                     14,400            329
NICOR Inc.                                                   2,900            101
Niagara Mohawk Power Corp.*                                  7,200             61
NorAm Energy Co.                                             8,400            129
Northern States Power Co.                                    3,000            141
Ohio Edison Co.                                              7,000            146
Oneok Inc.                                                   2,100             56
P P & L Resources Inc.                                       7,000            164
Pacific Enterprises                                          3,900            120
Pacific Gas & Electric Co.                                  20,500            482
Pacificorp                                                  14,000            296
Panhandle Eastern Corp.                                      8,200            316
Peco Energy Co.                                             11,200            283
Peoples Energy Corp.                                         1,900             67
Public Service Enterprise Group                             11,900            320
Sonat Inc.                                                   4,700            231
Southern Co.                                                33,800            748
Texas Utilities Co.                                         11,000            446

------------------------------------------------------------------------------

                                                          Number         Value
                                                        of Shares        (000s)
                                                        ----------     ----------
Unicom Corp.                                                 9,800        $   255
Union Electric Co.                                           5,100            197
Williams Cos. Inc.                                           5,600            283
                                                                          -------
                                                                           10,814
                                                                          -------
TOTAL COMMON STOCK
  (Cost $259,927)                                                         276,940
                                                                          -------
PREFERRED STOCK--0.0%
HEALTHCARE--0.0%
Fresenius National Medical Care Inc. Class D
  (Special Dividend)*                                        4,600              1
                                                                          -------
INSURANCE--0.0%
Aetna Inc. 6.25% Class C (Voting)                              381             27
                                                                          -------
TOTAL PREFERRED STOCK
  (Cost $25)                                                                   28
                                                                          -------
CASH EQUIVALENTS--1.4%
Temporary Investment Fund, Inc.
  TempCash Portfolio+
  4.82%, 11/07/96                                        3,834,631          3,835
                                                                          -------
TOTAL CASH EQUIVALENTS
  (Cost $3,835)                                                             3,835
                                                                          -------
TOTAL INVESTMENTS--100.3%
  (Cost $263,787)                                                         280,803
                                                                          -------
                                                                          -------
OTHER ASSETS AND LIABILITIES--(0.3%)
  Other Assets                                                              1,790
  Liabilities                                                              (2,490)
                                                                          -------
                                                                             (700)
                                                                          -------
NET ASSETS--100.0% (Note 7)
Applicable to 22,404,150 outstanding Investor shares
  and 3,335,720 outstanding e.Shares, $0.00001 par
  value (unlimited shares authorized)                                    $280,103
                                                                          -------
                                                                          -------
NET ASSET VALUE PER INVESTOR SHARE                                         $10.88
                                                                            -----
                                                                            -----
NET ASSET VALUE PER e.SHARE                                                $10.89
                                                                            -----
                                                                            -----

---------------
* Non-Income Producing Security
+ Interest rate represents the yield on October 31, 1996.

See accompanying Notes to Financial Statements.

Schwab S&P 500 Fund
------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (in thousands)
Period from May 1, 1996 (commencement of operations) to
October 31, 1996

Investment income:
  Dividends                                                  $ 2,269
  Interest                                                        59
                                                             -------
    Total investment income                                    2,328
                                                             -------
Expenses:
  Investment advisory and administration fee                     351
  Transfer agency and shareholder service fees:
    Investor shares                                              229
    e.Shares                                                       7
  Custodian fees                                                  57
  Registration fees                                              161
  Professional fees                                               24
  Shareholder reports                                             40
  Trustees' fees                                                   7
  Amortization of deferred organization costs                      3
  Insurance and other expenses                                    18
                                                             -------
                                                                 897
Less expenses reduced and absorbed (Note 5)                     (429)
                                                             -------
    Total expenses incurred by Fund                              468
                                                             -------
Net investment income                                          1,860
                                                             -------
Net realized loss on investments sold                            (54)
Net unrealized gain on investments                            17,016
                                                             -------
Net gain on investments                                       16,962
                                                             -------
Increase in net assets resulting from operations             $18,822
                                                             =======

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (in thousands)
Period from May 1, 1996 (commencement of operations) to
October 31, 1996

Operations:
  Net investment income                                     $  1,860
  Net realized loss on investments sold                          (54)
  Net unrealized gain on investments                          17,016
                                                            --------
  Increase in net assets resulting from operations            18,822
                                                            --------
Dividends to shareholders from net investment income:
  Investor shares                                                 --
  e.Shares                                                        --
                                                            --------
    Total dividends to shareholders                               --
                                                            --------
Capital share transactions:
  Proceeds from shares sold                                  304,596
  Net asset value of shares issued in
    reinvestment of dividends                                     --
  Less payments for shares redeemed                          (43,315)
                                                            --------
  Increase in net assets from capital share transactions     261,281
                                                            --------
Total increase in net assets                                 280,103
Net assets:
  Beginning of period                                             --
                                                            --------
  End of period (including undistributed
    net investment income of $1,860)                        $280,103
                                                            ========
Number of Fund shares:
  Sold                                                        29,931
  Reinvested                                                      --
  Redeemed                                                    (4,191)
                                                            --------
  Net increase in shares outstanding                          25,740
Shares Outstanding:
  Beginning of period                                             --
                                                            --------
  End of period                                               25,740
                                                            ========

See accompanying Notes to Financial Statements.

Schwab S&P 500 Fund
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Period from May 1, 1996 (commencement of operations) to
October 31, 1996
1. DESCRIPTION OF THE FUND

The S&P 500 Fund (the "Fund"), is a series of Schwab Capital Trust (the "Trust"), a no-load, open-end, investment management company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended.

The Fund offers two classes of shares -- Investor Shares and e.Shares(TM). The Investor Shares are available to all investors. The e.Shares are available only to clients of Schwab Institutional and The Charles Schwab Trust Company and to certain tax-advantaged retirement plans who can execute their trading and information requests through SchwabLink(TM). Both classes represent interests in the same portfolio of investments of the Fund and are substantially the same in all respects except that the classes are subject to different transfer agency and shareholder service fees (see Note 3), investment minimums and certain other expenses.

In addition to the Fund, the Trust also offers the International Index Fund(R), Schwab Small-Cap Index Fund(R), Schwab Asset Director(R) - High Growth Fund, Schwab Asset Director - Balanced Growth Fund, Schwab Asset
Director - Conservative Growth Fund, Schwab Analytics Fund(TM), Schwab OneSource Portfolios - International, Schwab OneSource Portfolios - Growth Allocation and Schwab OneSource Portfolios - Balanced Allocation. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments in securities traded on an exchange and investments in money market funds are valued at the last sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Unlisted securities for which

------------------------------------------------------------------------------

market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined in good faith by the Fund's Investment Manager pursuant to guidelines adopted by the Board of Trustees. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

Security transactions -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed).

Deferred organization costs -- Costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets. Expenses attributable to both classes of shares of the Fund are allocated daily to each class based on the value of settled shares outstanding of each respective class. Transfer agency, shareholder service fees and certain other expenses that are class specific are calculated daily at the class level.

Investment income and realized gains (losses) -- Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis. Income and realized gains (losses) are allocated daily to each class of shares based on the value of settled shares outstanding of each respective class.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

At October 31, 1996 (for financial reporting and federal income tax purposes), net unrealized gain for the Fund aggregated $17,016,000 of

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Period from May 1, 1996 (commencement of operations) to
October 31, 1996

which $23,841,000 related to appreciated securities and $6,825,000 related to depreciated securities.

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.36% of the first $1 billion of average daily net assets, 0.33% of the next $1 billion and 0.31% of such assets over $2 billion. Under this agreement, the Fund incurred investment advisory and administration fees of $351,000, for the period ended October 31, 1996, before the Investment Manager reduced its fee (see Note 5).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For transfer agency services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of its average daily net assets for each class of shares. For shareholder services provided, Schwab receives from the Investor Shares and e.Shares(TM) an annual fee of 0.20% and 0.05%, respectively, of average daily net assets. For the period ended October 31, 1996, the Fund incurred transfer agency and shareholder service fees of $229,000 and $7,000 for the Investor Shares and e.Shares(TM), respectively, before Schwab reduced its fees (see Note 5).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the period ended October 31, 1996, the Trust made no direct payments to its officers or trustees who were "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $7,000 related to the Trust's unaffiliated trustees.

4. BORROWING AGREEMENT

The Trust has an arrangement with PNC Bank, N.A., the Fund's custodian, whereby the Fund may borrow up to $10,000,000, on a

------------------------------------------------------------------------------

temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. During the period ended October 31, 1996, no borrowings were made under this arrangement.

5. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER
   AND SCHWAB

During the period ended October 31, 1996, the Investment Manager and Schwab reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. The total of such fees and expenses reduced and absorbed by the Investment Manager were $265,000 and the total of such fees reduced by Schwab were $157,000 and $7,000, for Investor shares and e.Shares, respectively (see Note 9).

6. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated (in thousands) $262,087 and $1,907, respectively, for the period ended October 31, 1996.

7. COMPOSITION OF NET ASSETS

At October 31, 1996, net assets consisted of (in thousands):

Paid in capital                                        $261,281
Accumulated undistributed net investment income           1,860
Accumulated net realized loss on investments sold           (54)
Net unrealized gain on investments                       17,016
                                                       --------
  Total                                                $280,103
                                                       ========

At October 31, 1996, the Fund's Statement of Net Assets included: $12,000 payable for investment advisory and administration fee, $5,000 payable for transfer agency and shareholder service fees, $574,000 payable for Fund shares redeemed, $1,737,000 payable for securities purchased, $1,303,000 receivable for fund shares sold and $14,000 receivable from advisor.

SCHWAB S&P 500 FUND
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Period from May 1, 1996 (commencement of operations) to
October 31, 1996

8. CAPITAL SHARE TRANSACTIONS

The Fund offers two classes of shares: Investor Shares and e.Shares(TM). Shares of each class represent interests in the same portfolio of investments of the Fund. Transactions in capital shares for the period ended October 31, 1996 were as follows (in thousands):

                                    INVESTOR
                                     SHARES     E.SHARES     TOTAL
                                    --------    --------    --------
Capital share transactions:
  Proceeds from shares sold         $255,898    $ 48,698    $304,596
  Net asset value of shares
     issued in reinvestment of
     dividends                            --          --          --
  Less payments for shares
     redeemed                        (29,107)    (14,208)    (43,315)
                                    --------    --------    --------
     Increase in net assets from
       capital share transactions   $226,791    $ 34,490    $261,281
                                    ========    ========    ========
Number of Fund shares:
  Sold                                25,237       4,694      29,931
  Reinvested                              --          --          --
  Redeemed                            (2,833)     (1,358)     (4,191)
                                    --------    --------    --------
     Net increase in shares
       outstanding                    22,404       3,336      25,740
                                    ========    ========    ========

------------------------------------------------------------------------------

9. FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period from May 1, 1996 (commencement of operations) to October 31, 1996:

                                             INVESTOR
                                              SHARES      E.SHARES(TM)
                                             --------     ----------
Net asset value at beginning of period       $  10.00      $  10.00
Income from investment operations
  Net investment income                          0.08          0.04
  Net realized and unrealized gain
     on investments                              0.80          0.85
                                             --------      --------
  Total from investment operations               0.88          0.89
Less distributions
  Dividends from net investment income             --            --
  Distributions from realized gain
     on investments                                --            --
                                             --------      --------
  Total distributions                              --            --
                                             --------      --------
Net asset value at end of period             $  10.88      $  10.89
                                             ========      ========
Total return (not annualized)                    8.80%         8.90%
Ratios/Supplemental data
  Net assets, end of period (000s)           $243,772      $ 36,331
  Ratio of expenses to average net assets+       0.49%*        0.28%*
  Ratio of net investment income to
     average net assets+                         1.89%*        1.82%*
  Portfolio turnover rate                           1%            1%
  Average commission rate                       $0.02         $0.02

---------------
+ The information contained in the above table is based on actual expenses for the period, after giving effect to the portion of fees reduced and expenses absorbed by the Investment Manager and Schwab. Had these fees and expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to average net assets        0.89%*        1.19%*
  Ratio of net investment income to
     average net assets                          1.49%*        0.91%*

* Annualized

------------------------------------------------------------------------------

To the Trustees and Shareholders of
the Schwab S&P 500 Fund

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab S&P 500 Fund (one of the series constituting Schwab Capital Trust, hereafter referred to as the "Trust") at October 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period May 1, 1996 (commencement of operations) through October 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
November 27, 1996

SCHWAB ANALYTICS FUND(TM)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                             Number        Value
                                                            of Shares     (000s)
                                                            ---------     -------
COMMON STOCK--99.4%
AEROSPACE/DEFENSE--2.1%
General Dynamics Corp.                                        11,000        $ 755
Rockwell International Corp.                                  24,100        1,326
                                                                            -----
                                                                            2,081
                                                                            -----
AIR TRANSPORTATION--0.4%
UAL Corp.*                                                     8,200          388
                                                                            -----
ALCOHOLIC BEVERAGES--0.3%
Anheuser-Busch Companies, Inc.                                 7,900          304
                                                                            -----
APPAREL--0.8%
Liz Claiborne Inc.                                            14,700          621
Nine West Group, Inc.*                                         3,200          160
                                                                            -----
                                                                              781
                                                                            -----
AUTOMOTIVE PRODUCTS--0.0%
Goodyear Tire & Rubber                                         1,000           46
                                                                            -----
BANKS--7.9%
Bancorp Hawaii, Inc.                                           6,800          269
City National Corp.                                           22,000          385
J.P. Morgan & Co. Inc.                                        33,700        2,911
NationsBank Corp.                                              9,000          848
Star Banc Corp.*                                               2,800          252
Suntrust Banks, Inc.                                          33,700        1,571
U.S. Bancorp                                                  37,000        1,478
                                                                            -----
                                                                            7,714
                                                                            -----

SCHWAB ANALYTICS FUND(TM)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                             Number        Value
                                                            of Shares     (000s)
                                                            ---------     -------
BUSINESS MACHINES & SOFTWARE--8.8%
Compaq Computer Corp.*                                        28,800       $2,005
Computer Assoc. International Inc.                            61,800        3,654
Dell Computer Corp.*                                           6,000          489
Diebold, Inc.                                                 14,900          857
Storage Technology Corp.*                                     36,500        1,556
                                                                            -----
                                                                            8,561
                                                                            -----
BUSINESS SERVICES--1.5%
HBO & Co.                                                     16,600        1,000
Safety-Kleen Corp.                                            13,900          217
WMX Technologies Inc.                                          6,700          230
                                                                            -----
                                                                            1,447
                                                                            -----
CHEMICAL--0.4%
Cytec Industries Inc.*                                        10,400          372
Lubrizol Corp.                                                 1,800           54
                                                                            -----
                                                                              426
                                                                            -----
CONSTRUCTION--0.3%
Sherwin Williams Co.                                           4,400          221
                                                                            -----
CONSUMER-DURABLE--0.3%
Leggett & Platt, Inc.                                          9,700          290
                                                                            -----
CONTAINERS--0.2%
Bemis Co., Inc.                                                5,900          207
                                                                            -----

------------------------------------------------------------------------------

                                                             Number        Value
                                                            of Shares     (000s)
                                                            ---------     -------
ELECTRONICS--4.5%
ADC Telecommunications, Inc.*                                 41,900       $2,868
Intel Corp.                                                   13,900        1,526
                                                                            -----
                                                                            4,394
                                                                            -----
ENERGY-DEVELOPMENT--4.8%
Burlington Resources Inc.                                     13,100          660
Cooper Cameron Corp.*                                          5,900          377
Halliburton Co.                                               16,000          906
Occidental Petroleum Corp.                                   106,600        2,612
Union Texas Petroleum Holdings, Inc.                           6,200          133
                                                                            -----
                                                                            4,688
                                                                            -----
FOOD-AGRICULTURE--5.9%
Campbell Soup Co.                                             39,900        3,192
Coca-Cola Co.                                                 33,000        1,667
Coca-Cola Enterprises, Inc.                                   20,800          887
Universal Corp.                                                1,400           38
                                                                            -----
                                                                            5,784
                                                                            -----
GOLD--0.5%
Placer Dome, Inc.                                             21,100          506
                                                                            -----
HEALTHCARE--9.8%
American Home Products Corp.                                  56,900        3,485
Bristol Myers Squibb Co.                                      38,800        4,103
Johnson & Johnson                                             17,000          837
Merck & Co. Inc.                                              15,600        1,156
                                                                            -----
                                                                            9,581
                                                                            -----

SCHWAB ANALYTICS FUND(TM)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                             Number        Value
                                                            of Shares     (000s)
                                                            ---------     -------
HOUSEHOLD PRODUCTS--3.0%
Avon Products, Inc.*                                          12,000        $ 651
Gillette Co.                                                  31,000        2,317
                                                                            -----
                                                                            2,968
                                                                            -----
IMAGING & PHOTO--0.4%
Eastman Kodak Co.                                              5,000          399
                                                                            -----
INSURANCE--3.8%
American Re Corp.                                             11,500          740
Cigna Corp.                                                   15,400        2,010
Sunamerica, Inc.                                              24,700          926
                                                                            -----
                                                                            3,676
                                                                            -----
MEDIA--1.9%
Cox Communications, Inc. Class A*                             10,000          185
Meredith Corp.*                                                5,600          281
Tribune Co. (New)                                             16,800        1,373
                                                                            -----
                                                                            1,839
                                                                            -----
MISCELLANEOUS FINANCE--3.2%
Charter One Financial Inc.                                     8,800          382
Federal National Mortgage Assoc.                              16,100          630
Student Loan Marketing Assoc.                                 25,700        2,127
                                                                            -----
                                                                            3,139
                                                                            -----
MOTOR VEHICLE--1.6%
Arvin Industries, Inc.                                         7,500          172
Ford Motor Co.                                                 2,900           91
Harley-Davidson, Inc.                                         29,700        1,340
                                                                            -----
                                                                            1,603
                                                                            -----

------------------------------------------------------------------------------

                                                             Number        Value
                                                            of Shares     (000s)
                                                            ---------     -------
NON-FERROUS--0.2%
Alcan Aluminum Ltd.                                            7,300        $ 240
                                                                            -----
OIL-DOMESTIC--3.0%
Oryx Energy Co.*                                               8,000          154
Unocal Corp.                                                  76,000        2,784
                                                                            -----
                                                                            2,938
                                                                            -----
OIL-INTERNATIONAL--3.9%
Chevron Corp.                                                  7,100          467
Texaco, Inc.                                                  32,700        3,323
                                                                            -----
                                                                            3,790
                                                                            -----
PAPER--1.3%
International Paper Co.                                       23,900        1,022
Weyerhaeuser Co.                                               4,700          216
                                                                            -----
                                                                            1,238
                                                                            -----
PRODUCER GOODS-MANUFACTURING--8.4%
Avery Dennison Corp.                                          10,700          705
Emerson Electric Co.                                          23,000        2,047
General Electric Co.                                          45,700        4,421
Johnson Controls, Inc.*                                       13,700        1,000
                                                                            -----
                                                                            8,173
                                                                            -----
RAILROAD--0.8%
Norfolk Southern Corp.                                         8,700          775
                                                                           ------
RETAIL--6.2%
Gap Inc.*                                                    100,900        2,926
Safeway Inc.*                                                 32,900        1,411
Sears Roebuck & Co.                                           16,400          793
TJX Companies, Inc.                                            2,000           80
Toys 'R' Us, Inc.*                                            25,100          850
                                                                           ------
                                                                            6,060
                                                                           ------
STEEL--0.3%
USX Corp. (U.S. Steel Group)                                  10,500          286
                                                                           ------

SCHWAB ANALYTICS FUND(TM)
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                             Number        Value
                                                            of Shares     (000s)
                                                            ---------     -------
TELEPHONE--5.9%
Bell Atlantic Corp.                                           34,800       $2,097
BellSouth Corp.                                               84,500        3,443
Worldcom, Inc.*                                               10,600          259
                                                                           ------
                                                                            5,799
                                                                           ------
TOBACCO--1.6%
American Brands, Inc.                                          8,500          406
Philip Morris Companies, Inc.                                 12,400        1,149
                                                                           ------
                                                                            1,555
                                                                           ------
TRAVEL & RECREATION--1.0%
Circus Circus Enterprises, Inc.*                               5,400          186
Hilton Hotels Corp.*                                          24,800          753
                                                                           ------
                                                                              939
                                                                           ------
UTILITIES--4.4%
Cinergy Corp.                                                 10,300          341
Columbia Gas System, Inc.                                     11,500          699
IPALCO Enterprises, Inc.*                                     14,800          398
National Fuel Gas Co.*                                         6,100          227
Texas Utilities Co.                                           65,600        2,655
                                                                           ------
                                                                            4,320
                                                                           ------
TOTAL COMMON STOCK
  (Cost $89,745)                                                           97,156
                                                                           ------

------------------------------------------------------------------------------

                                                             Number        Value
                                                            of Shares     (000s)
                                                            ---------     -------
CASH EQUIVALENTS--0.4%
Temporary Investment Fund, Inc.
  TempCash Portfolio+
  4.82%, 11/07/96                                            428,802       $  429
                                                                           ------
TOTAL CASH EQUIVALENTS
  (Cost $429)                                                                 429
                                                                           ------
TOTAL INVESTMENTS--99.8%
  (Cost $90,174)                                                           97,585
                                                                           ------
OTHER ASSETS AND LIABILITIES--0.2%
  Other Assets                                                              5,491
  Liabilities                                                              (5,287)
                                                                           ------
                                                                              204
                                                                           ------
NET ASSETS--100.0% (Note 7)
Applicable to 8,880,612 outstanding shares,
  $0.00001 par value (unlimited shares authorized)                        $97,789
                                                                           ------
                                                                           ------
NET ASSET VALUE PER SHARE                                                  $11.01
                                                                            -----
                                                                            -----

---------------
*  Non-Income Producing Security
+  Interest rate represents the yield on October 31, 1996

See accompanying Notes to Financial Statements.

SCHWAB ANALYTICS FUND(TM)
------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (in thousands)
Period from July 1, 1996 (commencement of operations) to
October 31, 1996

Investment income:
  Dividends                                                   $  614
  Interest                                                        25
                                                              ------
    Total investment income                                      639
                                                              ------
Expenses:
  Investment advisory and administration fee                     217
  Transfer agency and shareholder service fees                    74
  Custodian fees                                                  20
  Registration fees                                               84
  Professional fees                                               17
  Shareholder reports                                             25
  Trustees' fees                                                   2
  Amortization of deferred organization costs                      1
  Insurance and other expenses                                     6
                                                              ------
                                                                 446
Less expenses reduced (Note 4)                                  (225)
                                                              ------
    Total expenses incurred by Fund                              221
                                                              ------
Net investment income                                            418
                                                              ------
Net realized gain on investments sold                          1,141
Net unrealized gain on investments                             7,411
                                                              ------
    Net gain on investments                                    8,552
                                                              ------
Increase in net assets resulting from operations              $8,970
                                                              ======

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS (in thousands)
Period from July 1, 1996 (commencement of operations) to
October 31, 1996

Operations:
  Net investment income                                     $    418
  Net realized gain on investments sold                        1,141
  Net unrealized gain on investments                           7,411
                                                              ------
  Increase in net assets resulting from operations             8,970
                                                              ------
Dividends to shareholders from net investment income              --
                                                              ------
Capital share transactions:
  Proceeds from shares sold                                   99,367
  Net asset value of shares issued in reinvestment of
    dividends                                                     --
  Less payments for shares redeemed                          (10,548)
                                                              ------
  Increase in net assets from capital share transactions      88,819
                                                              ------
Total increase in net assets                                  97,789
Net assets:
  Beginning of period                                             --
                                                              ------
  End of period (including undistributed net investment
    income of $418)                                         $ 97,789
                                                              ======
Number of Fund shares:
  Sold                                                         9,915
  Reinvested                                                      --
  Redeemed                                                    (1,034)
                                                              ------
  Net increase in shares outstanding                           8,881
Shares outstanding:
  Beginning of period                                             --
                                                              ------
  End of period                                                8,881
                                                              ======

See accompanying Notes to Financial Statements.

SCHWAB ANALYTICS FUND(TM)
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Period from July 1, 1996 (commencement of operations) to
October 31, 1996
1. DESCRIPTION OF THE FUND

The Schwab Analytics Fund (the "Fund") is a series of Schwab Capital Trust (the "Trust"), a no-load, open-end, investment management company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended.

In addition to the Fund, the Trust also offers the Schwab International Index Fund(R), Schwab Small-Cap Index Fund(R), Schwab Asset Director(R) - High Growth Fund, Schwab Asset Director - Balanced Growth Fund, Schwab Asset
Director - Conservative Growth Fund, Schwab S&P 500 Fund, Schwab OneSource Portfolios - International, Schwab OneSource Portfolios - Growth Allocation and Schwab OneSource Portfolios - Balanced Allocation. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments in securities traded on an exchange and investments in money market funds are valued at the last sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent quoted bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which no quotations are readily available are valued at fair value as determined by the Fund's investment manager pursuant to guidelines adopted in good faith by the Board of Trustees. Short-term securities with 60 days or less to maturity are stated at amortized cost, which approximates market value.

------------------------------------------------------------------------------

Security transactions and investment income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

Repurchase agreements -- Repurchase agreements are fully collateralized by U.S. Treasury or government agency securities. All collateral is held by the Fund's custodian and is monitored daily to ensure that its market value at least equals the repurchase price under the agreement.

Deferred organization costs -- Costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

At October 31, 1996, (for financial reporting and federal income tax purposes), net unrealized gain aggregated $7,411,000, of which $8,203,000 related to appreciated securities and $792,000 related to depreciated securities.

SCHWAB ANALYTICS FUND(TM)
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Period from July 1, 1996 (commencement of operations) to
October 31, 1996

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager"). For advisory services and facilities furnished, the Fund pays an annual fee, payable monthly, of 0.74% of the first $1 billion of average daily net assets, 0.69% of the next $1 billion and 0.64% of such assets over $2 billion. Under this agreement, the Fund incurred investment advisory and administration fees of $217,000 during the period ended October 31, 1996, before the Investment Manager reduced its fee (see Note 4).

Sub-advisory agreement -- The Investment Manager has a sub-advisory agreement with Symphony Asset Management, Inc. ("Symphony") to serve as sub-adviser to the Fund. Symphony does not receive compensation directly from the Fund. However, the Investment Manager pays Symphony an annual fee, payable monthly, of 0.20% of the Fund's average daily net assets on the first $300 million, 0.15% of the next $500 million, and 0.10% of such assets over $800 million.

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of the average daily net assets for transfer agency services and 0.20% of such assets for shareholder services. For the period ended October 31, 1996, the Fund incurred transfer agency and shareholder service fees of $74,000, before Schwab reduced its fees (see Note
4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the period ended October 31, 1996, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $2,000 related to the Trust's unaffiliated trustees.

------------------------------------------------------------------------------

4. EXPENSES REDUCED BY THE INVESTMENT MANAGER AND SCHWAB

During the period ended October 31, 1996, the Investment Manager and Schwab reduced a portion of their fees in order to limit the Fund's ratio of operating expenses to average net assets. The total of such fees reduced by the Investment Manager and Schwab were $151,000 and $74,000, respectively (see Note 8).

5. BORROWING AGREEMENT

The Trust has an arrangement with PNC Bank, N.A., the Fund's custodian, whereby the Fund may borrow up to $10,000,000, on a temporary basis, to fund redemptions. Amounts borrowed under this arrangement bear interest at periodically negotiated rates and may be collateralized by the assets of the Fund. During the period ended October 31, 1996, no borrowings were made under this arrangement.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated (in thousands) $116,705 and $28,101, respectively, for the period ended October 31, 1996.

SCHWAB ANALYTICS FUND(TM)
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Period from July 1, 1996 (commencement of operations) to
October 31, 1996

7. COMPOSITION OF NET ASSETS

At October 31, 1996, net assets consisted of (in thousands):

Paid in capital                                         $88,819
Accumulated undistributed net investment income             418
Accumulated net realized gain on investments sold         1,141
Net unrealized gain on investments                        7,411
                                                        -------
  Total                                                 $97,789
                                                        =======

At October 31, 1996, the Fund's Statement of Net Assets included: $4,633,000 payable for investments purchased, $487,000 payable for Fund shares redeemed, $7,000 payable for investment advisory and administration fees and $141,000 receivable for Fund shares sold.

------------------------------------------------------------------------------

8. FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period from July 1, 1996 (commencement of operations) to October 31, 1996:

Net asset value at beginning of period                         $ 10.00
Income from investment operations
  Net investment income                                           0.05
  Net realized and unrealized gain on investments                 0.96
                                                               -------
  Total from investment operations                                1.01
Less distributions
  Dividends from net investment income                              --
  Distributions from realized gain on investments                   --
                                                               -------
  Total distributions                                               --
                                                               -------
Net asset value at end of period                               $ 11.01
                                                               =======
Total return (not annualized)                                    10.10%
Ratios/Supplemental data
  Net assets, end of period (000s)                             $97,789
  Ratio of expenses to average net assets+                        0.75%*
  Ratio of net investment income to average net assets+           1.41%*
  Portfolio turnover rate                                           33%
  Average commission rate                                        $0.03

---------------
+ The information contained in the above table is based on actual expenses for the period, after giving effect to the portion of fees reduced by the Investment Manager and Schwab. Had these fees not been reduced, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to average net assets                         1.51%*
  Ratio of net investment income to average net assets            0.65%*

* Annualized

------------------------------------------------------------------------------

To the Trustees and Shareholders of
the Schwab Analytics Fund(TM)

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab Analytics Fund (one of the series constituting Schwab Capital Trust, hereafter referred to as the "Trust") at October 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period July 1, 1996 (commencement of operations) through October 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
November 27, 1996

SCHWAB ONESOURCE PORTFOLIOS--INTERNATIONAL
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
MUTUAL FUNDS--88.8%
AIM International Equity Fund Class A                     112,929     $ 1,735,718
Acorn International Fund                                   60,975       1,181,078
BT International Equity Fund                              176,922       2,949,283
Babson-Stewart Ivory International Fund                    65,548       1,178,549
Brinson Non-U.S. Equity Fund Class A                       95,201       1,067,200
Colonial Newport Tiger Fund Class Z*                      149,276       1,965,971
EV Traditional Greater China Growth Fund*                  38,597         590,539
Founders Passport Fund                                    245,987       3,350,338
Founders Worldwide Growth Fund                             55,191       1,181,078
GAM Japan Capital Fund Class A                            163,626       1,652,627
Hotchkis & Wiley International Fund                       111,786       2,366,505
Invesco European Small Company Fund                       105,473       1,681,232
Ivy Canada Fund Class A                                    47,105         483,764
Ivy International Fund Class A                             85,736       2,951,035
Janus Overseas Fund                                       222,425       3,294,111
Janus Worldwide Fund                                       68,308       2,363,469
Managers International Equity Fund                         55,065       2,357,896
Oakmark International Fund                                 79,468       1,185,684
Oppenheimer Global Fund Class A                            30,123       1,179,634
Scudder Latin America Fund                                 52,642       1,086,001
Seligman Henderson Global Smaller Companies Fund
  Class A                                                 233,586       3,536,498
Seven Seas Active International Fund                      101,820       1,094,562
SoGen Overseas Fund                                       212,879       2,954,757
Strong International Stock Fund                            85,777       1,179,434
Twentieth Century International Growth Fund               140,115       1,178,364
Vontobel Eastern European Equity Fund*                     76,300       1,062,101
Vontobel EuroPacific Fund                                  62,365       1,177,455
Warburg Pincus International Equity Fund Common
  Shares                                                   85,428       1,767,511
Warburg Pincus Japan OTC Fund Common Shares*              190,147       1,610,513
Wright Managed International Blue Chip Investment
  Fund                                                     69,396       1,179,736
                                                                       ----------
TOTAL MUTUAL FUNDS
  (Cost $53,066,888)                                                   52,542,643
                                                                       ----------

SCHWAB ONESOURCE PORTFOLIOS--INTERNATIONAL
------------------------------------------------------------------------------
STATEMENT OF NET ASSETS
October 31, 1996

                                                         Number
                                                        of Shares        Value
                                                        ---------     -----------
CASH EQUIVALENTS--13.8%
Seven Seas Money Market Fund+
  5.04%, 11/07/96                                       8,195,371     $ 8,195,371
                                                                       ----------
TOTAL MONEY MARKET FUNDS
  (Cost $8,195,371)                                                     8,195,371
                                                                       ----------
TOTAL INVESTMENTS--102.6%
  (Cost $61,262,259)                                                   60,738,014
                                                                       ----------
OTHER ASSETS AND LIABILITIES--(2.6%)
  Other Assets                                                            297,782
  Liabilities                                                          (1,855,672)
                                                                       ----------
                                                                       (1,557,890)
                                                                       ----------
NET ASSETS--100.0% (Note 6)
Applicable to 5,970,171 outstanding shares,
  $0.00001 par value (unlimited shares authorized)                    $59,180,124
                                                                       ----------
                                                                       ----------
NET ASSET VALUE PER SHARE                                                   $9.91
                                                                             ----
                                                                             ----

---------------
* Non-Income Producing Security
+ Interest rate represents the yield on October 31, 1996.

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
Period from October 16, 1996 (commencement of operations) to
October 31, 1996

Investment income:
  Interest                                                $  23,774
                                                             ------
    Total investment income                                  23,774
                                                             ------
Expenses:
  Investment advisory and administration fee                 17,321
  Transfer agency and shareholder service fees                5,852
  Custodian fees                                              2,800
  Registration fees                                          22,880
  Professional fees                                           9,408
  Shareholder reports                                        19,008
  Trustees' fees                                              1,504
  Amortization of deferred organization costs                   592
  Insurance and other expenses                                  416
                                                             ------
                                                             79,781
Less expenses reduced and absorbed (Note 4)                 (68,078)
                                                             ------
    Total expenses incurred by Fund                          11,703
                                                             ------
Net investment income                                        12,071
                                                             ------
Net realized gain (loss) on investments sold                     --
Net unrealized loss on investments                         (524,245)
                                                             ------
Net loss on investments                                    (524,245)
                                                             ------
Decrease in net assets resulting from operations          $(512,174)
                                                             ======

See accompanying Notes to Financial Statements.

SCHWAB ONESOURCE PORTFOLIOS--INTERNATIONAL
------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
Period from October 16, 1996 (commencement of operations) to
October 31, 1996

Operations:
  Net investment income                                  $    12,071
  Net realized gain (loss) on investments sold                    --
  Net unrealized loss on investments                        (524,245)
                                                          ----------
  Decrease in net assets resulting from operations          (512,174)
                                                          ----------
Dividends to shareholders from net investment income              --
                                                          ----------
Capital share transactions:
  Proceeds from shares sold                               59,979,849
  Net asset value of shares issued in reinvestment
    of dividends                                                  --
  Less payments for shares redeemed                         (287,551)
                                                          ----------
  Increase in net assets from capital share
    transactions                                          59,692,298
                                                          ----------
Total increase in net assets                              59,180,124
Net assets:
  Beginning of period                                             --
                                                          ----------
  End of period (including undistributed net
    investment income of $12,071)                        $59,180,124
                                                          ==========
Number of Fund shares:
  Sold                                                     5,999,014
  Reinvested                                                      --
  Redeemed                                                   (28,843)
                                                          ----------
  Net increase in shares outstanding                       5,970,171
Shares outstanding:
  Beginning of period                                             --
                                                          ----------
  End of period                                            5,970,171
                                                          ==========

See accompanying Notes to Financial Statements.

------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Period from October 16, 1996 (commencement of operations) to
October 31, 1996
1. DESCRIPTION OF THE FUND

The Schwab OneSource Portfolios -- International (the "Fund") is a series of Schwab Capital Trust (the "Trust"), a no-load, open-end, management investment company organized as a Massachusetts business trust on May 7, 1993 and registered under the Investment Company Act of 1940, as amended (the "1940 Act").

The Fund's assets are invested principally in a diversified portfolio of underlying international equity funds, primarily OneSource Funds that are not affiliated with the Fund, as defined in the 1940 Act. International equity funds are those which invest, under normal market conditions, in equity securities of companies located in one or more countries other than the United States with a developed securities market. The Fund is designed to give shareholders a single investment that offers broad international diversification.

In addition to the Fund, the Trust also offers the Schwab International Index Fund(R), Schwab Small-Cap Index Fund(R), Schwab Asset Director(R) - High Growth Fund, Schwab Asset Director - Balanced Growth Fund, Schwab Asset
Director - Conservative Growth Fund, Schwab S&P 500 Fund, Schwab Analytics Fund(TM), Schwab OneSource Portfolios - Growth Allocation and Schwab OneSource Portfolios - Balanced Allocation. The assets of each series are segregated and accounted for separately.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Security valuation -- Investments in underlying funds are valued at their respective net asset values as determined by those funds, in accordance with the 1940 Act, for a given day. Investments in securities traded on an

SCHWAB ONESOURCE PORTFOLIOS--INTERNATIONAL
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Period from October 16, 1996 (commencement of operations) to
October 31, 1996

exchange are valued at the last sale price for a given day, or if a sale is not reported for that day, at the mean between the most recent bid and asked prices. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Other investments, for which no quotations are readily available are valued at fair value as determined by the Fund's investment manager pursuant to guidelines adopted in good faith by the Board of Trustees.

Security transactions and investment income -- Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Dividend income and distributions to shareholders are recorded on the ex-dividend date; interest income is recorded on the accrual basis. Realized gains and losses from security transactions are determined on an identified cost basis.

Deferred organization costs -- Costs incurred in connection with the organization of the Fund and its initial registration with the Securities and Exchange Commission are amortized on a straight-line basis over a five-year period from the Fund's commencement of operations.

Expenses -- Expenses arising in connection with the Fund are charged directly to the Fund. Expenses common to all series of the Trust are generally allocated to each series in proportion to their relative net assets.

Federal income taxes -- It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all net investment income and realized net capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. The Fund is considered a separate entity for tax purposes.

At October 31, 1996, (for financial reporting and federal income tax purposes), net unrealized loss aggregated $524,245, of which $64,481 related to appreciated securities and $588,726 related to depreciated securities.

------------------------------------------------------------------------------

3. TRANSACTIONS WITH AFFILIATES

Investment advisory and administration agreement -- The Trust has an investment advisory and administration agreement with Charles Schwab Investment Management, Inc. (the "Investment Manager") whereby the Investment Manager manages the Fund's business affairs and provides underlying fund analysis, selection, ongoing monitoring, and investment management services. For these services, the Fund pays an annual fee, payable monthly, of 0.74% of the first $1 billion of average daily net assets, 0.69% of the next $1 billion and 0.64% of such assets over $2 billion. Under this agreement, the Fund incurred investment advisory and administration fees of $17,321 during the period ended October 31, 1996, before the Investment Manager reduced its fee (see Note 4).

Transfer agency and shareholder service agreements -- The Trust has transfer agency and shareholder service agreements with Charles Schwab & Co., Inc. ("Schwab"). For services provided under these agreements, Schwab receives an annual fee, payable monthly, of 0.05% of average daily net assets for transfer agency services and 0.20% of such assets for shareholder services. For the period ended October 31, 1996, the Fund incurred transfer agency and shareholder service fees of $5,852, before Schwab reduced its fees (see Note 4).

Officers and trustees -- Certain officers and trustees of the Trust are also officers and/or directors of the Investment Manager and/or Schwab. During the period ended October 31, 1996, the Trust made no direct payments to its officers or trustees who are "interested persons" within the meaning of the Investment Company Act of 1940, as amended. The Fund incurred fees of $1,504 related to the Trust's unaffiliated trustees.

4. EXPENSES REDUCED AND ABSORBED BY THE INVESTMENT MANAGER
   AND SCHWAB

The Investment Manager and Schwab reduced a portion of their fees and absorbed certain expenses in order to limit the Fund's ratio of operating expenses to average net assets. For the period ended October 31, 1996, the total of such fees and expenses reduced and absorbed by the Investment Manager was $62,226 and the total of such fees reduced by Schwab was $5,852 (see Note 7).

SCHWAB ONESOURCE PORTFOLIOS--INTERNATIONAL
------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
Period from October 16, 1996 (commencement of operations) to
October 31, 1996

5. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities, other than short-term obligations, aggregated $53,066,888 and $0, respectively, for the period ended October 31, 1996.

6. COMPOSITION OF NET ASSETS

At October 31, 1996, net assets consisted of:

Paid in capital                                     $59,692,298
Accumulated undistributed net investment income          12,071
Net unrealized loss on investments                     (524,245)
                                                    -----------
  Total                                             $59,180,124
                                                    ===========

At October 31, 1996, the Fund's Statement of Net Assets included: $1,717,546 payable for investments purchased, $15,935 payable for Fund shares redeemed, $44,905 receivable from advisor and $163,521 receivable for Fund shares sold.

Schwab OneSource Portfolios--International
------------------------------------------------------------------------------

7. FINANCIAL HIGHLIGHTS

For a share outstanding throughout the period from October 16, 1996 (commencement of operations) to October 31, 1996:

Net asset value at beginning of period              $     10.00
Income from investment operations
  Net investment income                                      --
  Net realized and unrealized loss on investments         (0.09)
                                                    -----------
  Total from investment operations                        (0.09)
Less distributions
  Dividends from net investment income                       --
  Distributions from realized gain on investments            --
                                                    -----------
  Total distributions                                        --
                                                    -----------
Net asset value at end of period                    $      9.91
                                                    ===========
Total return (not annualized)                           (0.90%)
Ratios/Supplemental data
  Net assets, end of period                         $59,180,124
  Ratio of expenses to average net assets+                 0.50%*
  Ratio of net investment income to average net
     assets+                                               0.52%*
  Portfolio turnover rate                                     0%
  Average commission rate                                $ 0.00

---------------
+ The information contained in the above table is based on actual expenses for the period, after giving effect to the portion of fees reduced and expenses absorbed by the Investment Manager and Schwab. Had these fees and expenses not been reduced and absorbed, the Fund's expense and net investment income ratios would have been:

  Ratio of expenses to average net assets                                3.41%*
  Ratio of net investment loss to average net assets                    (2.39%)*

* Annualized

------------------------------------------------------------------------------

To the Trustees and Shareholders
of the Schwab OneSource Portfolios--International

In our opinion, the accompanying statement of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Schwab OneSource Portfolios - International (one of the series constituting Schwab Capital Trust, hereafter referred to as the "Trust") at October 31, 1996, and the results of its operations, the changes in its net assets and the financial highlights for the period October 16, 1996 (commencement of operations) through October 31, 1996, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and brokers, provides a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
San Francisco, California
November 27, 1996

                                     PART C
                                OTHER INFORMATION


                                FEBRUARY 28, 1997


                              SCHWAB CAPITAL TRUST


Item 24. Financial Statements and Exhibits.

     (a) Financial Statements

         Included in Part A, Prospectus for the Schwab International Index Fund(R), Schwab Small-Cap Index Fund(R), Schwab Asset Director(R)-High Growth Fund, Schwab Asset Director(R)-Balanced Growth Fund, Schwab Asset Director(R)-Conservative Growth Fund, Schwab S&P 500 Fund and Schwab Analytics Fund

         Financial Highlights

         Included in Part B, Statement of Additional Information:

         Incorporated by reference to the joint Statement of Additional Information for Schwab International Index Fund, Schwab Small-Cap Index Fund, Schwab Asset Director-High Growth Fund, Schwab Asset Director-Balanced Growth Fund, Schwab Asset Director-Conservative Growth Fund, Schwab S&P 500 Fund, Schwab Analytics Fund and Schwab OneSource Portfolios-International

         -- Statement of Net Assets for the Schwab International Index Fund as of October 31, 1996 (Audited)

         -- Statement of Operations for the Schwab International Index Fund for the year ended October 31, 1996 (Audited)

         -- Statement of Changes in Net Assets for the Schwab International Index Fund for the year ended October 31, 1996 (Audited)

         -- Notes to Financial Statements for the Schwab International Index Fund for the year ended October 31, 1996 (Audited)

         -- Statement of Net Assets for the Schwab Small-Cap Index Fund as of October 31, 1996 (Audited)

         -- Statement of Operations (in thousands) for the Schwab Small-Cap Index Fund(R) for the year ended October 31, 1996 (Audited)

         -- Statement of Changes in Net Assets (in thousands) for the Schwab Small-Cap Index Fund(R) for the year ended October 31, 1996 (Audited)
         -- Notes to Financial Statements for the Schwab Small-Cap Index Fund for the year ended October 31, 1996 (Audited)
         -- Statement of Net Assets for the Schwab Asset Director(R)-High Growth Fund as of October 31, 1996 (Audited)
         -- Statement of Net Assets for the Schwab Asset Director(R)-Balanced Growth Fund as of October 31, 1996 (Audited)
         -- Statement of Net Assets for the Schwab Asset Director(R) -Conservative Growth Fund as of October 31, 1996 (Audited)
         -- Statements of Operations for the Schwab Asset Director-High Growth Fund, the Schwab Asset Director-Balanced Growth Fund and the Schwab Asset Director-Conservative Growth Fund (collectively, "Schwab Asset Director Funds") for the period November 20, 1995 (commencement of operations) to October 31, 1996 (Audited)
         -- Statement of Changes in Net Assets for Schwab Asset Director Funds for the period November 20, 1995 (commencement of operations) to October 31, 1996 (Audited)
         -- Notes to Financial Statements for the Schwab Asset Director Funds for the period November 20, 1995 (commencement of operations) to October 31, 1996 (Audited)

         -- Statement of Net Assets for the Schwab S&P 500 Fund as of October 31, 1996 (Audited)

         -- Statement of Operations (in thousands) for the Schwab S&P 500 Fund for the period May 1, 1996 (commencement of operations) to October 31, 1996 (Audited)

         -- Statement of Changes in Net Assets (in thousands) for the Schwab S&P 500 Fund for the period May 1, 1996 (commencement of operations) to October 31, 1996 (Audited)

         -- Notes to Financial Statements for the Schwab S&P 500 Fund for the period May 1, 1996 (commencement of operations) to October 31, 1996 (Audited)

         -- Statement of Net Assets for the Schwab Analytics Fund(TM) as of October 31, 1996 (Audited)

         -- Statement of Operations (in thousands) for the Schwab Analytics Fund for the period July 1, 1996 (commencement of operations) to October 31, 1996 (Audited)

         -- Statement of Changes in Net Assets (in thousands) for the Schwab Analytics Fund for the period July 1, 1996 (commencement of operations) to October 31, 1996 (Audited)

         -- Notes to Financial Statements for the Schwab Analytics Fund for the period July 1, 1996 (commencement of operations) to October 31, 1996 (Audited)

         --  Statement of Net Assets for the Schwab OneSource
             Portfolios-International as of October 31, 1996 (Audited)

         --  Statement of Operations for the Schwab OneSource
             Portfolios-International for the period October 16, 1996 (commencement of operations) to October 31, 1996 (Audited)

         -- Statement of Changes in Net Assets for the Schwab OneSource Portfolios-International for the period October 16, 1996 (commencement of operations) to October 31, 1996 (Audited)

         -- Notes to Financial Statements for the Schwab OneSource Portfolios-International for the period October 16, 1996 (commencement of operations) to October 31, 1996 (Audited)

   (b)   Exhibits:

     (1)     --    Agreement and Declaration of Trust is incorporated by
                   reference to Exhibit (1) to Registrant's Registration
                   Statement on Form N-1A, filed on May 10, 1993

     (2)     --    Amended and Restated Bylaws are incorporated by reference to
                   Exhibit (2) to Post-Effective Amendment No. 7 to Registrant's
                   Registration Statement on Form N-1A, filed on February 27,
                   1996

     (3)     --    Inapplicable

     (4) (a) --    Article III, Section 5, Article V, Article VI, Article VIII,
                   Section 4 and Article IX, Sections 1, 5 and 7 of the
                   Agreement and Declaration of Trust is incorporated by reference to Exhibit (1) to

                   Registrant's Registration Statement on Form N-1A, filed on May 10, 1993

         (b) -- Articles 9 and 11 of the Amended and Restated Bylaws are incorporated by reference to Exhibit (2) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, filed on February 27, 1996

     (5) (a) --    Investment Advisory and Administration Agreement between
                   Registrant and Charles Schwab Investment Management, Inc.
                   (the "Investment Manager") is incorporated by reference to Exhibit (5)(a) to Post-Effective Amendment No. 4 to
                   Registrant's Registration Statement on Form N-1A, filed on
                   February 24, 1995

         (b) -- Amended Schedules to Investment Advisory and Administration Agreement referred to at Exhibit (5)(a) above are incorporated by reference to Exhibit (5)(b) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N1-A, filed October 10, 1996

         (c) -- Amended and Restated Investment Sub-Advisory Agreement between Investment Manager, on behalf of the Schwab Asset Director(R) Funds and Schwab Asset Director(R)-High Growth Portfolio and Symphony Asset Management, Inc. ("Symphony") is incorporated by reference to Exhibit (5)(c) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, filed on May 17, 1996

         (d) -- Investment Sub-Advisory Agreement between Investment Manager, on behalf of the Schwab Analytics Fund(TM), and Symphony is incorporated by reference to Exhibit (5)(d) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, filed on May 17, 1996

     (6) (a) --    Distribution Agreement between Registrant and Charles Schwab
                   & Co., Inc. ("Schwab") is incorporated by reference to Exhibit (6)(a) to Post-Effective Amendment No. 1 to
                   Registrant's Registration Statement on Form N-1A, filed on
                   August 16, 1993

         (b) -- Amended Schedule to the Distribution Agreement referred to at Exhibit (6)(a) above is incorporated by reference to Exhibit
                   (6)(b) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed October 10, 1996

     (7)     --    Inapplicable

     (8) (a) --    Custodian Agreement between Registrant, on behalf of the
                   Schwab International Index Fund(R) et al, and State Street
                   Bank and Trust Company ("State Street") is incorporated by reference to Exhibit (8)(a) to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed on
                   February 25, 1994

         (b) -- Custodian Agreement between Registrant, on behalf of the Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation, and State Street is incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed October 10, 1996

         (c) -- Custodian Services Agreement between Registrant, on behalf of the Schwab S&P 500 Fund, and PNC Bank, National Association ("PNC Bank") is incorporated by reference to Exhibit (8)(c) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, filed on February 27, 1996

         (d) -- Amended Schedule to the Custodian Services Agreement referred to at Exhibit (8)(c) above between Registrant, on behalf of the Schwab S&P 500 Fund and the Schwab Analytics Fund(TM), and PNC Bank are incorporated by reference to Exhibit (8)(d) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, filed on May 17, 1996

         (e) -- Accounting Services Agreement between Registrant, on behalf of the Schwab S&P 500 Fund, and PFPC Inc. is incorporated by reference to Exhibit (8)(d) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, filed on February 27, 1996

         (f) -- Amended Schedule to the Accounting Services Agreement referred to at Exhibit (8)(e) above between Registrant, on behalf of the Schwab S&P 500 Fund and the Schwab Analytics Fund, and PFPC Inc. is incorporated by reference to Exhibit
                   (8)(f) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, filed on May 17, 1996

         (g) -- Transfer Agency Agreement between Registrant and Schwab is incorporated by reference to Exhibit (8)(b) to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed on August 16, 1993

         (h) -- Amended Schedules to the Transfer Agency Agreement referred to at Exhibit (8)(g) above are incorporated by reference to Exhibit (8)(h) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed October 10, 1996

         (i) -- Shareholder Service Agreement between Registrant and Schwab is incorporated by reference to Exhibit (8)(c) to Post-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, filed on August 16, 1993

         (j) -- Amended Schedules to the Shareholder Service Agreement referred to at Exhibit (8)(i) above are incorporated by reference to Exhibit (8)(j) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed on October 10, 1996

     (9)     --    License Agreement between Schwab Capital Trust, on behalf of
                   Schwab S&P 500 Fund, and Standard & Poor's is incorporated by reference to Exhibit (9) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, filed on
                   May 17, 1996

    (10)     --    Opinion and Consent of Ropes & Gray as to legality of the
                   securities being registered is incorporated by reference to Registrant's Rule 24f-2 Notice, filed on December 13, 1996

    (11) (a) --    Consent of Ropes & Gray is filed herewith

         (b) -- Consent of Price Waterhouse LLP, Independent Accountants is filed herewith

    (12)     --    Inapplicable

    (13) (a) --    Purchase Agreement for the Schwab International Index
                   Fund(R) is incorporated by reference to Exhibit (13) to Post-Effective Amendment No. 1 to Registrant's Registration
                   Statement on Form N-1A, filed on August 16, 1993

         (b) -- Purchase Agreement for the Schwab Small-Cap Index Fund(R)is incorporated by reference to Exhibit (13)(b) to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A, filed on February 25, 1994

         (c) -- Purchase Agreement for the Schwab Asset Director(R) Funds is incorporated by reference to Exhibit (13)(c) to Post-Effective

                   Amendment No. 6 to Registrant's Registration Statement on Form N-1A, filed on December 15, 1995

         (d) -- Purchase Agreement for the Schwab S&P 500 Fund-Investor Shares and e.Shares(TM) is incorporated by reference to Exhibit (13)(d) to Post-Effective Amendment No. 7 to Registrant's Registration Statement on Form N-1A, filed on February 27, 1996

         (e) -- Purchase Agreement for the Schwab Analytics Fund(TM) is incorporated by reference to Exhibit (13)(e) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed October 10, 1996

         (f) -- Purchase Agreement for Schwab OneSource Portfolios-International is incorporated by reference to Exhibit (13)(f) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed October 10, 1996

         (g) -- Purchase Agreement for Schwab OneSource Portfolios-Growth Allocation and Schwab OneSource Portfolios-Balanced Allocation is incorporated by reference to Exhibit 13(g) to Post-Effective Amendment No. 14 to Registration Statement on Form N-1A, filed December 18, 1996

    (14)     --    Inapplicable

    (15)     --    Inapplicable

    (16) (a) --    Performance calculation for the Schwab International Index
                   Fund(R) is incorporated by reference to Exhibit (16) to Post-Effective Amendment No. 2 to Registrant's Registration
                   Statement on Form N-1A, filed on February 25, 1994

         (b) -- Performance calculation for the Schwab Small-Cap Index Fund(R) is incorporated by reference to Exhibit (16)(b) to Post-Effective Amendment No. 4 to Registrant's Registration Statement on Form N-1A, filed on February 24, 1995

         (c) -- Performance calculation for the Schwab Asset Director(R)-High Growth Fund is incorporated by reference to Exhibit (16)(c) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, filed on May 17, 1996

         (d) -- Performance calculation for the Schwab Asset Director(R)- Balanced Growth Fund is incorporated by reference to Exhibit
                   (16)(d) to

                    Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, filed on May 17, 1996

         (e) -- Performance calculation for the Schwab Asset Director(R)- Conservative Growth Fund is incorporated by reference to Exhibit (16)(e) to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A, filed on May 17, 1996

         (f) -- Performance calculation for the Schwab S&P 500 Fund is incorporated by reference to Exhibit (16)(f) to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A, filed on October 10, 1996

         (g) -- Performance calculation for the Schwab Analytics Fund(TM) is incorporated by reference to Exhibit (16)(g) to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A, filed on December 18, 1996


         (h) --     Performance calculation for the Schwab OneSource Portfolios
                    - International is incorporated by reference to Exhibit
                    (16)(h) to Post-Effective Amendment No. 15 to Registrant's Registration Statement on Form N-1A, filed on Februrary 26, 1997


   (17)  (a) --     Financial Data Schedule for the Schwab International Index
                    Fund(R) is filed herewith

         (b) -- Financial Data Schedule for the Schwab Small-Cap Index Fund(R) is filed herewith

         (c) -- Financial Data Schedule for the Schwab Asset Director(R)- High Growth Fund is filed herewith

         (d) -- Financial Data Schedule for the Schwab Asset Director(R)- Balanced Growth Fund is filed herewith

         (e) -- Financial Data Schedule for the Schwab Asset Director(R)- Conservative Growth Fund is filed herewith

         (f) -- Financial Data Schedule for the Schwab S&P 500 Fund-Investor Shares is filed herewith

         (g) -- Financial Data Schedule for the Schwab S&P 500 Fund-e.Shares is filed herewith

         (h) -- Financial Data Schedule for the Schwab Analytics Fund(TM) is filed herewith

         (i) Financial Data Schedule for the Schwab OneSource Portfolios-International is filed herewith

     (18) -- Form of Amended and Restated Multiple Class Plan of Registrant is filed herewith



Item 25. Persons Controlled by or under Common Control with Registrant.

         The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios each are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the "1940 Act"), are advised by the Investment Manager, and employ Schwab as their principal underwriter, transfer agent and shareholder services agent. As a result, The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios may be deemed to be under common control with Registrant.


Item 26. Number of Holders of Registrant's Securities.

         As of February 5, 1997, the number of record holders of shares of beneficial interest for the series of Registrant was:


Name of Fund/Class                                       Number of Record Holders
------------------                                       ------------------------
Schwab International Index Fund(R)-Investor Shares       1   (for the benefit of 30,619 accounts)

Schwab International Index Fund-Select Shares            1   (for the benefit of        accounts)

Schwab Small-Cap Index Fund(R)-Investor Shares           1   (for the benefit of 29,694 accounts)

Schwab Small-Cap Index Fund-Select Shares                1   (for the benefit of        accounts)

Schwab Asset Director(R)-High Growth Fund                1   (for the benefit of 15,215 accounts)

Schwab Asset Director(R)-Balanced Growth Fund            1   (for the benefit of 8,967 accounts)

Schwab Asset Director(R)-Conservative Growth             1   (for the benefit of 2,686 accounts)
Fund

Schwab S&P 500 Fund-Investor Shares                      1   (for the benefit of 39,715 accounts)

Schwab S&P 500 Fund-e.Shares(TM)                         1   (for the benefit of 4,217 accounts)

Schwab S&P 500 Fund-Select Shares                        1   (for the benefit of       accounts)

Schwab Analytics Fund(TM)                                1   (for the benefit of 15,344 accounts)

Schwab OneSource Portfolios-International                1   (for the benefit of 11,132 accounts)

Schwab OneSource Portfolios-Growth Allocation            1   (for the benefit of 13,533 accounts)

Schwab OneSource Portfolios-Balanced                     1   (for the benefit of 6,174 accounts)
Allocation


Item 27. Indemnification.

         Article VIII of Registrant's Agreement and Declaration of Trust (Exhibit (1) hereto, which is incorporated by reference) provides in effect that Registrant will indemnify its officers and trustees against all liabilities and expenses, including but not limited to amounts paid in satisfaction of judgments, in compromise, or as fines and penalties, and counsel fees reasonably incurred by any such officer or trustee in connection with the defense or disposition of any action, suit, or other proceeding. However, in accordance with Section 17(h) and 17(i) of the 1940 Act and its own terms, said Agreement and Declaration of Trust does not protect any person against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. In any event, Registrant will comply with 1940 Act Releases No. 7221 and 11330 respecting the permissible boundaries of indemnification by an investment company of its officers and trustees.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


Item 28. Business and Other Connections of Investment Manager.

     (a) Information pertaining to business and other connections of Registrant's Investment Manager is incorporated by reference to the Prospectus section captioned "Management of the Fund" and to the section of the Statement of Additional Information captioned "Management of the Trust" for the Schwab International Index Fund(R) and the Schwab Small-Cap Index Fund(R).

         Information pertaining to business and other connections of Registrant's Investment Manager and sub-adviser is incorporated by reference to the Prospectus section captioned "Management Functions and Responsibilities" and to the section of the Statement of Additional Information captioned "Management of the Trust" for the Schwab Analytics Fund(TM).

         Information pertaining to business and other connections of Registrant's Investment Manager is incorporated by reference to the Prospectus section captioned "Management Functions and Responsibilities" and to the section of the Statement of Additional Information captioned "Management of the Trust" for the Asset Director Funds, Schwab S&P 500 Fund, Schwab OneSource Portfolios-International, Growth Allocation and Balanced Allocation.

         Registrant's Investment Manager, Charles Schwab Investment Management, Inc., a Delaware corporation, organized in October 1989 to serve as Investment Manager to The Charles Schwab Family of Funds, also serves as the Investment Manager to Schwab Investments and Schwab Annuity Portfolios, each an open-end management investment company. The principal place of business of the Investment Manager is 101 Montgomery Street, San Francisco, California 94104. The only business in which the Investment Manager engages is that of investment manager and administrator to Registrant, The Charles Schwab Family of Funds, Schwab Investments, Schwab Annuity Portfolios and any other investment companies that Schwab may sponsor in the future.

         Registrant's sub-investment adviser for the Schwab Analytics Fund(TM) is Symphony.

     (b) Each director and/or executive officer of Schwab and/or the Investment Manager is or has been engaged in no other business, profession vocation or employment of a substantial nature during the past two fiscal years of his or her own account in the capacity of director, employee, partner or trustee except with the Investment Manager and its affiliates and as listed below.

Name and Position
 with Registrant          Name of Company                          Capacity
 ---------------          ---------------                          --------
Charles R. Schwab,        Charles Schwab & Co., Inc.               Chairman and Director
Chairman and Trustee

                          The Charles Schwab Corporation           Chairman, Chief Executive
                                                                   Officer and Director

                          Charles Schwab Investment                Chairman and Director
                          Management, Inc.

                          The Charles Schwab Trust Company         Chairman and Director

                          Mayer & Schweitzer, Inc.                 Director and Chairman of
                                                                   Board of Directors: Director
                                                                   until December 1995

                          The Gap, Inc.                            Director

                          Transamerica Corporation                 Director

                          AirTouch Communications                  Director

                          Siebel Systems                           Director

Name and Position
 with Registrant          Name of Company                          Capacity
 ---------------          ---------------                          --------
                          Performance Technologies                 Chairman and Director

                          TrustMark, Inc.                          Chairman and Director

                          Schwab Retirement Plan Services          Chairman and Director

 Lawrence J. Stupski      Charles Schwab & Co., Inc.               Director until February 1995; Vice
                                                                   Chairman until August 1994

                          The Charles Schwab Corporation           Vice Chairman and Director; Chief
                                                                   Operating Officer until March 1994

                          Mayer & Schweitzer, Inc.                 Director until February 1995

                          The Charles Schwab Trust Company         Director


David S. Pottruck         Charles Schwab & Co., Inc.               President, Chief Executive Officer
                                                                   and Director

                          The Charles Schwab Corporation           President, Chief Operating Officer
                                                                   and Director

                          Charles Schwab Investment Management,    Director
                          Inc.

                          Mayer & Schweitzer, Inc.                 Director

                          Performance Technologies                 Director

Ronald W. Readmond        Charles Schwab & Co., Inc.               Vice Chairman and Director until
                                                                   January 1996; Senior Executive
                                                                   Vice President and Chief Operating
                                                                   Officer until January 1995

Name and Position
 with Registrant          Name of Company                          Capacity
 ---------------          ---------------                          --------
                          The Charles Schwab Corporation           Executive Vice President
                                                                   until January 1996; Senior
                                                                   Executive Vice President
                                                                   until January 1995

                          Mayer & Schweitzer, Inc.                 Director until January 1996


John P. Coghlan           Charles Schwab & Co., Inc.               Executive Vice President - Schwab
                                                                   Institutional

                          The Charles Schwab Corporation           Executive Vice President - Schwab
                                                                   Institutional

                          The Charles Schwab Trust Company         Director and Executive Vice
                                                                   President


Dawn G. Lepore            Charles Schwab & Co., Inc.               Executive Vice President and Chief
                                                                   Information Officer

                          The Charles Schwab Corporation           Executive Vice President and Chief
                                                                   Information Officer

Daniel O. Leemon          The Charles Schwab Corporation           Executive Vice President -
                                                                   Business Strategy

                          Charles Schwab & Co., Inc.               Executive Vice President -
                                                                   Business Strategy

Timothy F. McCarthy,      Charles Schwab Investment Management,    Chief Executive Officer
Trustee and President     Inc.

                          Charles Schwab & Co., Inc.               Executive Vice President - Mutual
                                                                   Funds

                          The Charles Schwab Corporation           Executive Vice President,
                                                                   President-Financial Products and
                                                                   International Group

                          Charles Schwab, Ltd.                     Vice Chairman and Chief Operating Officer

Name and Position
 with Registrant          Name of Company                          Capacity
 ---------------          ---------------                          --------
                          Jardine Fleming Unit Trusts Ltd.         Chief Executive Officer until
                                                                   October 1995

                          Fidelity Investment Advisor Group        President until 1994

                          Mayer & Schweitzer                       Director

Elizabeth G. Sawi         Charles Schwab & Co., Inc.               Executive Vice President -
                                                                   Electronic Brokerage

                          The Charles Schwab Corporation           Executive Vice President -
                                                                   Electronic Brokerage


Steven L. Scheid          Charles Schwab & Co., Inc.               Executive Vice President, Director
                                                                   and Chief Financial Officer

                          The Charles Schwab Corporation           Executive Vice President and Chief
                                                                   Financial Officer

                          Charles Schwab Investment Management,    Director and Chief Financial
                          Inc.                                     Officer

                          The Charles Schwab Trust Company         Chief Financial Officer

                          Schwab Retirement Plan                   Director
                           Services, Inc.

                          Performance Technologies, Inc.           Director

                          Mayer & Schweitzer                       Director

Tom D. Seip               Charles Schwab & Co., Inc.               Executive Vice President - Retail

                          The Charles Schwab Corporation           Executive Vice President - Retail
                                                                   Brokerage

Name and Position
 with Registrant          Name of Company                          Capacity
 ---------------          ---------------                          --------
                          Charles Schwab Investment Management,    President and Chief Operating
                          Inc.                                     Officer until 1994


John N. Tognino           Charles Schwab & Co., Inc.               Executive Vice President - Capital
                                                                   Markets and Trading until February
                                                                   1996

                          The Charles Schwab Corporation           Executive Vice President - Capital
                                                                   Markets and Trading until February
                                                                   1996

                          Mayer & Schweitzer, Inc.                 Director and Vice Chairman until
                                                                   February 1996


Luis E. Valencia          Charles Schwab & Co., Inc.               Executive Vice President - Human
                                                                   Resources and Corporate Support

                          The Charles Schwab Corporation           Executive Vice President and Chief
                                                                   Administrative Officer

                          Commercial Credit Corporation            Managing Director until February
                                                                   1994


Christopher V. Dodds      Charles Schwab & Co., Inc.               Treasurer and Senior Vice President

                          The Charles Schwab Corporation           Treasurer and Senior Vice President

                          Mayer & Schweitzer, Inc.                 Treasurer

                          Schwab Retirement Plan Services          Treasurer

                          TrustMark, Inc.                          Treasurer

                          Performance Technologies                 Treasurer

Name and Position
 with Registrant                       Name of Company                          Capacity
 ---------------                       ---------------                          --------
William J. Klipp,                      Charles Schwab & Co., Inc.               Executive Vice President -
Trustee, Executive Vice President                                               Schwab Funds
and Chief Operating Officer

                                       Charles Schwab Investment Management,    President and Chief Operating
                                       Inc.                                     Officer


Stephen B. Ward,                       Charles Schwab Investment Management,    Senior Vice President and Chief
Senior Vice President and              Inc.                                     Investment Officer
Chief Investment Officer

                                       Charles Schwab Trust Co.                 Chief Investment Officer

Frances Cole,                          Charles Schwab Investment Management,    Vice President, Chief Counsel,
Secretary                              Inc.                                     Chief Compliance Officer and
                                                                                Assistant Corporate Secretary


Tai-Chin Tung,                         Charles Schwab & Co., Inc.               Vice President-Finance
Treasurer and
Principal Financial Officer

                                       Charles Schwab Investment Management,    Vice President and Controller
                                       Inc.

                                       Robertson Stephens Investment            Controller until 1996
                                       Management, Inc.

Cynthia K. Holbrook                    The Charles Schwab Corporation           Assistant Corporate Secretary

                                       Charles Schwab & Co., Inc.               Assistant Corporate Secretary

                                       Charles Schwab Investment Management,    Corporate Secretary
                                       Inc.

                                       The Charles Schwab Trust                 Assistant Corporate Secretary
                                       Company

Name and Position
 with Registrant                       Name of Company                          Capacity
 ---------------                       ---------------                          --------
                                       Mayer & Schweitzer                       Corporate Secretary

                                       Performance Technologies                 Assistant Corporate Secretary

                                       TrustMark, Inc.                          Assistant Corporate Secretary

Mary B. Templeton                      Charles Schwab Investment Management,    Assistant Corporate Secretary
                                       Inc.

                                       The Charles Schwab Corporation           Senior Vice President, General
                                                                                Counsel and Corporate Secretary

                                       Charles Schwab & Co., Inc.               Senior Vice President, General
                                                                                Counsel and Corporate Secretary

                                       Mayer & Schweitzer                       Assistant Corporate Secretary

                                       The Charles Schwab Trust                 Assistant Corporate Secretary
                                       Company                                  until February 1996

                                       TrustMark, Inc.                          Corporate Secretary

                                       Performance Technologies                 Corporate Secretary

David H. Lui                           Charles Schwab Investment Management,    Vice President and Senior Counsel
Assistant Secretary                    Inc.

Christina M. Perrino                   Charles Schwab Investment Management,    Vice President and Senior Counsel
Assistant Secretary                    Inc.

Karen L. Seaman                        Charles Schwab Investment Management,    Corporate Counsel
Assistant Secretary                    Inc.

(c) The following information, which is believed to be accurate, is based upon information provided by Symphony. The business, profession, vocation or employment of a substantial nature in which each director and/or officer of Symphony is or has been engaged during the past two fiscal years for his or her own account in the capacity of director, officer, employee, partner or trustee is as follows:

Name                       Name of Company                             Capacity
----                       ---------------                             --------
Andrew T. Rudd             Symphony Asset Management, Inc.             Director and Chairman

                           BARRA, Inc.                                 Director, Chief Executive Officer and
                                                                       Chairman

Jeffrey L. Skelton         Symphony Asset Management, Inc.             Director, Chief Executive Officer and
                                                                       President

                           BARRA, Inc.                                 President, BARRA Ventures Div. until 1994

Neil L. Rudolph            Symphony Asset Management, Inc.             Chief Operating Officer/Chief Compliance
                                                                       Officer

                           Wells Fargo Nikko Investment Advisors       Managing Director, Chief Operating
                                                                       Officer -- Mutual Fund Group until 1994

Praveen K. Gottipalli      Symphony Asset Management, Inc.             Director of Investments

                           BARRA, Inc.                                 Director of Active Strategies until 1994


Michael J. Henman          Symphony Asset Management, Inc.             Director of Business Development

                           Wells Fargo Nikko Investment Advisors       Managing Director
                                                                       until 1994

Item 29. Principal Underwriter.

         (a) Schwab acts as principal underwriter and distributor of Registrant's shares. Schwab currently also acts as principal underwriter for The Charles Schwab Family of Funds, Schwab Investments and Schwab Annuity Portfolios, and intends to act as such for any other investment company which Schwab may sponsor in the future.

         (b) See Item 28(b) for information on the officers and directors of Schwab. The principal business address of Schwab is 101 Montgomery Street, San Francisco, California 94104.

         (c) Not applicable.

Item 30. Location of Accounts and Records.

       All accounts, books and other documents required to be maintained pursuant to Section 31(a) of the 1940 Act and the Rules thereunder are maintained at the offices of: Registrant (transfer agency and shareholder records); Registrant's investment manager and administrator, Charles Schwab Investment Management, Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's former sub-investment adviser, Dimensional Fund Advisors Inc., 1299 Ocean Avenue, Suite 1100, Santa Monica, California 90401; Registrant's sub-investment adviser for the Schwab Analytics Fund(TM) is Symphony Asset Management, Inc., 555 California Street, Suite 2975, San Francisco, California 94104; Registrant's principal underwriter, Charles Schwab & Co., Inc., 101 Montgomery Street, San Francisco, California 94104; Registrant's custodians and fund accountants, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02180 and PNC Bank, National Association/PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809 (ledgers, receipts, and brokerage orders); or Ropes & Gray, counsel to Registrant, 1301 K Street, N.W., Suite 800 East, Washington, District of Columbia 20005 (minute books, bylaws, and declaration of trust).


Item 31. Management Services.

         Not applicable.


Item 32. Undertakings.

     (a) Registrant undertakes to call a meeting of Shareholders, at the request of at least 10% of Registrant's outstanding shares, for the purpose of voting upon the question of removal of a trustee or trustees and to assist in communications with other Shareholders as required by Section (16) of the 1940 Act.

     (b) Registrant undertakes to furnish to each person to whom a prospectus is delivered a copy of Registrant's latest Annual Report to Shareholders upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Registrant has duly caused this Post-Effective Amendment No. 16 to be signed on its behalf by the undersigned, thereunto duly authorized, in the District of Columbia, on this 28th day of February 1997.


                                         SCHWAB CAPITAL TRUST
                                         Registrant

                                         Charles R. Schwab*
                                         Charles R. Schwab, Chairman


         Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 16 to Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities indicated this 28th day of February 1997.


Signature                           Title
---------                           -----

Charles R. Schwab*                  Chairman and Trustee
---------------------------
Charles R. Schwab

Timothy F. McCarthy*                President and Trustee
---------------------------
Timothy F. McCarthy

William J. Klipp*                   Executive Vice President,
---------------------------         Chief Operating Officer and Trustee
William J. Klipp

Donald F. Dorward*                  Trustee
---------------------------
Donald F. Dorward

Robert G. Holmes*                   Trustee
---------------------------
Robert G. Holmes

Donald R. Stephens*                 Trustee
---------------------------
Donald R. Stephens

Michael W. Wilsey*                  Trustee
---------------------------
Michael W. Wilsey

Tai-Chin Tung*                      Treasurer and Principal Financial Officer
---------------------------
Tai-Chin Tung

*By:  /s/ Alan G. Priest
      --------------------------------------
      Alan G. Priest, Attorney-in-Fact pursuant
      to Powers of Attorney filed previously

                                  EXHIBIT INDEX


EXH. NO.    DOCUMENT
--------    --------

11(a)       Consent of Ropes & Gray

11(b)       Consent of Price Waterhouse LLP




17(a)       Financial Data Schedule for Schwab International Index Fund(R)

17(b)       Financial Data Schedule for Schwab Small-Cap Index Fund(R)

17(c)       Financial Data Schedule for Schwab Asset Director(R)-High Growth
            Fund

17(d)       Financial Data Schedule for Schwab Asset Director(R)-Balanced Growth
            Fund

17(e) Financial Data Schedule for Schwab Asset Director(R)-Conservative Growth Fund

17(f)       Financial Data Schedule for Schwab S&P 500 Fund-Investor Shares

17(g)       Financial Data Schedule for Schwab S&P 500 Fund-e.Shares

17(h)       Financial Data Schedule for Schwab Analytics Fund

17(i)       Financial Data Schedule for Schwab OneSource Portfolios-
            International


18          Form of Amended and Restated Multiple Class Plan of Registrant